Shareholder Report			12 Months Ended
		Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Transamerica Funds
Entity Central Index Key			0000787623
Entity Investment Company Type			N-1A
Document Period End Date			Oct. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000171792
Shareholder Report [Line Items]
Fund Name			Transamerica Balanced II
Class Name			Class I3
Trading Symbol			TBLTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$67	0.63%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 14.17%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index (the “Equity Benchmark”) was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Fixed-Income Benchmark, Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	S&P 500® Index	Bloomberg US Aggregate Bond Index
9/15/2017	$10,000	$10,000	$10,000
9/30/2017	$10,030	$10,101	$9,975
10/31/2017	$10,170	$10,336	$9,981
11/30/2017	$10,350	$10,653	$9,968
12/31/2017	$10,447	$10,772	$10,014
1/31/2018	$10,740	$11,388	$9,899
2/28/2018	$10,427	$10,969	$9,805
3/31/2018	$10,284	$10,690	$9,868
4/30/2018	$10,274	$10,731	$9,794
5/31/2018	$10,436	$10,989	$9,864
6/30/2018	$10,480	$11,057	$9,852
7/31/2018	$10,734	$11,469	$9,855
8/31/2018	$10,958	$11,842	$9,918
9/30/2018	$10,975	$11,910	$9,854
10/31/2018	$10,424	$11,096	$9,776
11/30/2018	$10,597	$11,322	$9,835
12/31/2018	$10,081	$10,299	$10,015
1/31/2019	$10,611	$11,125	$10,122
2/28/2019	$10,801	$11,482	$10,116
3/31/2019	$10,999	$11,705	$10,310
4/30/2019	$11,286	$12,179	$10,313
5/31/2019	$10,914	$11,405	$10,496
6/30/2019	$11,423	$12,209	$10,628
7/31/2019	$11,519	$12,384	$10,651
8/31/2019	$11,508	$12,188	$10,927
9/30/2019	$11,610	$12,416	$10,869
10/31/2019	$11,793	$12,685	$10,901
11/30/2019	$12,061	$13,146	$10,896
12/31/2019	$12,292	$13,542	$10,888
1/31/2020	$12,403	$13,537	$11,098
2/29/2020	$11,917	$12,423	$11,298
3/31/2020	$10,865	$10,888	$11,231
4/30/2020	$11,829	$12,284	$11,431
5/31/2020	$12,229	$12,869	$11,484
6/30/2020	$12,462	$13,125	$11,556
7/31/2020	$12,997	$13,865	$11,729
8/31/2020	$13,553	$14,862	$11,634
9/30/2020	$13,207	$14,297	$11,628
10/31/2020	$12,973	$13,917	$11,576
11/30/2020	$13,877	$15,440	$11,690
12/31/2020	$14,224	$16,034	$11,706
1/31/2021	$14,119	$15,872	$11,622
2/28/2021	$14,259	$16,310	$11,454
3/31/2021	$14,614	$17,024	$11,311
4/30/2021	$15,174	$17,933	$11,400
5/31/2021	$15,255	$18,058	$11,437
6/30/2021	$15,525	$18,480	$11,518
7/31/2021	$15,817	$18,919	$11,647
8/31/2021	$16,063	$19,494	$11,624
9/30/2021	$15,528	$18,587	$11,524
10/31/2021	$16,243	$19,889	$11,521
11/30/2021	$16,208	$19,752	$11,555
12/31/2021	$16,649	$20,637	$11,525
1/31/2022	$16,036	$19,569	$11,277
2/28/2022	$15,678	$18,983	$11,151
3/31/2022	$15,843	$19,688	$10,841
4/30/2022	$14,780	$17,971	$10,430
5/31/2022	$14,818	$18,004	$10,497
6/30/2022	$13,971	$16,518	$10,332
7/31/2022	$14,884	$18,041	$10,585
8/31/2022	$14,357	$17,305	$10,286
9/30/2022	$13,320	$15,711	$9,841
10/31/2022	$13,823	$16,983	$9,714
11/30/2022	$14,507	$17,932	$10,071
12/31/2022	$13,960	$16,899	$10,026
1/31/2023	$14,665	$17,961	$10,334
2/28/2023	$14,340	$17,523	$10,067
3/31/2023	$14,786	$18,166	$10,323
4/30/2023	$14,963	$18,450	$10,385
5/31/2023	$14,963	$18,530	$10,272
6/30/2023	$15,549	$19,754	$10,235
7/31/2023	$15,863	$20,389	$10,228
8/31/2023	$15,699	$20,064	$10,163
9/30/2023	$15,120	$19,108	$9,905
10/31/2023	$14,845	$18,706	$9,748
11/30/2023	$15,904	$20,414	$10,190
12/31/2023	$16,580	$21,342	$10,580
1/31/2024	$16,749	$21,700	$10,551
2/29/2024	$17,214	$22,859	$10,402
3/31/2024	$17,622	$23,594	$10,498
4/30/2024	$17,041	$22,631	$10,233
5/31/2024	$17,664	$23,753	$10,406
6/30/2024	$18,149	$24,605	$10,505
7/31/2024	$18,376	$24,905	$10,750
8/31/2024	$18,775	$25,509	$10,905
9/30/2024	$19,095	$26,054	$11,051
10/31/2024	$18,810	$25,817	$10,777
11/30/2024	$19,496	$27,333	$10,890
12/31/2024	$19,056	$26,681	$10,712
1/31/2025	$19,333	$27,424	$10,769
2/28/2025	$19,382	$27,066	$11,006
3/31/2025	$18,723	$25,541	$11,010
4/30/2025	$18,658	$25,368	$11,053
5/31/2025	$19,329	$26,965	$10,974
6/30/2025	$20,095	$28,336	$11,143
7/31/2025	$20,342	$28,972	$11,114
8/31/2025	$20,687	$29,559	$11,247
9/30/2025	$21,178	$30,638	$11,369
10/31/2025	$21,475	$31,356	$11,440

Average Annual Return [Table Text Block]
I0DKD	1 Year	5 Years	Since Inception 9/15/17
Class I3	14.17%	10.61%	9.86%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	15.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.67%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 71,680,741
Holdings Count | Holding			564
Advisory Fees Paid, Amount			$ 278,424
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,680,741
Number of Portfolio Holdings	564
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (net of waivers and reimbursements)	$278,424

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	61.6%
Corporate Debt Securities	13.4
U.S. Government Obligations	10.0
U.S. Government Agency Obligations	9.7
Commercial Paper	6.4
Mortgage-Backed Securities	2.5
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.0
Repurchase Agreements	0.8
Foreign Government Obligations	0.2
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.5
Apple, Inc.	4.4
Amazon.com, Inc.	2.8
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Alphabet, Inc., Class C	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171790
Shareholder Report [Line Items]
Fund Name			Transamerica Balanced II
Class Name			Class R
Trading Symbol			TBLRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$117	1.10%

Expenses Paid, Amount			$ 117
Expense Ratio, Percent			1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 13.51%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index (the “Equity Benchmark”) was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Fixed-Income Benchmark, Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,005	$10,030	$9,974
12/31/2015	$9,891	$9,872	$9,941
1/31/2016	$9,616	$9,382	$10,078
2/29/2016	$9,585	$9,369	$10,150
3/31/2016	$10,010	$10,005	$10,243
4/30/2016	$10,061	$10,043	$10,282
5/31/2016	$10,184	$10,224	$10,285
6/30/2016	$10,211	$10,250	$10,469
7/31/2016	$10,499	$10,628	$10,536
8/31/2016	$10,504	$10,643	$10,524
9/30/2016	$10,500	$10,645	$10,517
10/31/2016	$10,377	$10,451	$10,437
11/30/2016	$10,536	$10,838	$10,190
12/31/2016	$10,651	$11,052	$10,205
1/31/2017	$10,804	$11,262	$10,225
2/28/2017	$11,078	$11,709	$10,293
3/31/2017	$11,087	$11,723	$10,288
4/30/2017	$11,198	$11,843	$10,367
5/31/2017	$11,298	$12,010	$10,447
6/30/2017	$11,317	$12,085	$10,437
7/31/2017	$11,476	$12,333	$10,481
8/31/2017	$11,544	$12,371	$10,575
9/30/2017	$11,638	$12,626	$10,525
10/31/2017	$11,789	$12,921	$10,531
11/30/2017	$11,998	$13,317	$10,518
12/31/2017	$12,105	$13,465	$10,566
1/31/2018	$12,432	$14,236	$10,444
2/28/2018	$12,070	$13,711	$10,345
3/31/2018	$11,900	$13,363	$10,412
4/30/2018	$11,877	$13,414	$10,334
5/31/2018	$12,052	$13,737	$10,408
6/30/2018	$12,101	$13,822	$10,395
7/31/2018	$12,383	$14,336	$10,398
8/31/2018	$12,641	$14,803	$10,464
9/30/2018	$12,655	$14,887	$10,397
10/31/2018	$12,007	$13,870	$10,315
11/30/2018	$12,219	$14,153	$10,377
12/31/2018	$11,620	$12,875	$10,567
1/31/2019	$12,230	$13,906	$10,679
2/28/2019	$12,450	$14,353	$10,673
3/31/2019	$12,675	$14,632	$10,878
4/30/2019	$12,993	$15,224	$10,881
5/31/2019	$12,552	$14,257	$11,074
6/30/2019	$13,134	$15,262	$11,213
7/31/2019	$13,245	$15,481	$11,238
8/31/2019	$13,220	$15,236	$11,529
9/30/2019	$13,333	$15,521	$11,468
10/31/2019	$13,543	$15,857	$11,502
11/30/2019	$13,839	$16,433	$11,496
12/31/2019	$14,100	$16,928	$11,488
1/31/2020	$14,226	$16,922	$11,709
2/29/2020	$13,657	$15,529	$11,920
3/31/2020	$12,443	$13,611	$11,850
4/30/2020	$13,548	$15,356	$12,061
5/31/2020	$14,005	$16,087	$12,117
6/30/2020	$14,268	$16,407	$12,193
7/31/2020	$14,866	$17,332	$12,375
8/31/2020	$15,503	$18,578	$12,275
9/30/2020	$15,088	$17,872	$12,269
10/31/2020	$14,821	$17,397	$12,214
11/30/2020	$15,854	$19,301	$12,334
12/31/2020	$16,230	$20,043	$12,351
1/31/2021	$16,111	$19,841	$12,262
2/28/2021	$16,270	$20,388	$12,085
3/31/2021	$16,655	$21,281	$11,934
4/30/2021	$17,293	$22,416	$12,028
5/31/2021	$17,386	$22,573	$12,068
6/30/2021	$17,672	$23,100	$12,152
7/31/2021	$18,004	$23,649	$12,288
8/31/2021	$18,283	$24,368	$12,265
9/30/2021	$17,666	$23,234	$12,159
10/31/2021	$18,465	$24,862	$12,155
11/30/2021	$18,412	$24,690	$12,191
12/31/2021	$18,902	$25,797	$12,160
1/31/2022	$18,206	$24,462	$11,898
2/28/2022	$17,800	$23,729	$11,765
3/31/2022	$17,979	$24,610	$11,439
4/30/2022	$16,759	$22,464	$11,005
5/31/2022	$16,788	$22,505	$11,075
6/30/2022	$15,836	$20,648	$10,902
7/31/2022	$16,855	$22,552	$11,168
8/31/2022	$16,258	$21,632	$10,853
9/30/2022	$15,077	$19,640	$10,384
10/31/2022	$15,632	$21,230	$10,249
11/30/2022	$16,391	$22,416	$10,626
12/31/2022	$15,782	$21,125	$10,578
1/31/2023	$16,578	$22,452	$10,904
2/28/2023	$16,195	$21,904	$10,622
3/31/2023	$16,678	$22,708	$10,891
4/30/2023	$16,893	$23,063	$10,957
5/31/2023	$16,878	$23,163	$10,838
6/30/2023	$17,533	$24,693	$10,799
7/31/2023	$17,871	$25,487	$10,792
8/31/2023	$17,687	$25,081	$10,723
9/30/2023	$17,013	$23,885	$10,451
10/31/2023	$16,703	$23,383	$10,286
11/30/2023	$17,894	$25,518	$10,751
12/31/2023	$18,648	$26,678	$11,163
1/31/2024	$18,838	$27,126	$11,132
2/29/2024	$19,345	$28,574	$10,975
3/31/2024	$19,795	$29,494	$11,076
4/30/2024	$19,127	$28,289	$10,797
5/31/2024	$19,826	$29,692	$10,980
6/30/2024	$20,362	$30,757	$11,084
7/31/2024	$20,617	$31,132	$11,342
8/31/2024	$21,048	$31,887	$11,505
9/30/2024	$21,397	$32,568	$11,660
10/31/2024	$21,077	$32,272	$11,370
11/30/2024	$21,830	$34,167	$11,491
12/31/2024	$21,335	$33,352	$11,303
1/31/2025	$21,626	$34,281	$11,362
2/28/2025	$21,680	$33,834	$11,612
3/31/2025	$20,925	$31,928	$11,617
4/30/2025	$20,852	$31,711	$11,663
5/31/2025	$21,600	$33,707	$11,579
6/30/2025	$22,431	$35,421	$11,757
7/31/2025	$22,706	$36,216	$11,726
8/31/2025	$23,072	$36,950	$11,866
9/30/2025	$23,612	$38,299	$11,996
10/31/2025	$23,925	$39,196	$12,071

Average Annual Return [Table Text Block]
I0DK5	1 Year	5 Years	10 Years
Class R	13.51%	10.05%	9.12%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 71,680,741
Holdings Count | Holding			564
Advisory Fees Paid, Amount			$ 278,424
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,680,741
Number of Portfolio Holdings	564
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (net of waivers and reimbursements)	$278,424

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	61.6%
Corporate Debt Securities	13.4
U.S. Government Obligations	10.0
U.S. Government Agency Obligations	9.7
Commercial Paper	6.4
Mortgage-Backed Securities	2.5
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.0
Repurchase Agreements	0.8
Foreign Government Obligations	0.2
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.5
Apple, Inc.	4.4
Amazon.com, Inc.	2.8
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Alphabet, Inc., Class C	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021244
Shareholder Report [Line Items]
Fund Name			Transamerica Bond
Class Name			Class A
Trading Symbol			IDITX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

Expenses Paid, Amount			$ 85
Expense Ratio, Percent			0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.87%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, an overweight positioning around the 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts detracted from relative returns.

  At a sector level, an off-benchmark allocation to high yield corporate credit, selection within investment grade corporate credit and an underweight allocation to government securities were the largest relative return contributors.

  Selection in government securities detracted from relative returns given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve the desired overall Fund duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  Within corporate credit, selection in consumer non-cyclicals, technology and banking contributed the most to relative returns while allocations to communications and selection in finance companies and basic industry detracted.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, and the team modestly increased allocations to the sector over the period when attractive entry points emerged due to market volatility. Notable sub-sector changes during the fiscal year included increases to REITs, insurance and banking and decreases to technology and energy.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index
10/31/2015	$9,525	$10,000
11/30/2015	$9,478	$9,974
12/31/2015	$9,377	$9,941
1/31/2016	$9,377	$10,078
2/29/2016	$9,335	$10,150
3/31/2016	$9,499	$10,243
4/30/2016	$9,622	$10,282
5/31/2016	$9,671	$10,285
6/30/2016	$9,773	$10,469
7/31/2016	$9,875	$10,536
8/31/2016	$9,948	$10,524
9/30/2016	$9,991	$10,517
10/31/2016	$9,980	$10,437
11/30/2016	$9,848	$10,190
12/31/2016	$9,913	$10,205
1/31/2017	$9,965	$10,225
2/28/2017	$10,071	$10,293
3/31/2017	$10,072	$10,288
4/30/2017	$10,146	$10,367
5/31/2017	$10,233	$10,447
6/30/2017	$10,243	$10,437
7/31/2017	$10,307	$10,481
8/31/2017	$10,372	$10,575
9/30/2017	$10,372	$10,525
10/31/2017	$10,391	$10,531
11/30/2017	$10,368	$10,518
12/31/2017	$10,400	$10,566
1/31/2018	$10,385	$10,444
2/28/2018	$10,313	$10,345
3/31/2018	$10,322	$10,412
4/30/2018	$10,296	$10,334
5/31/2018	$10,315	$10,408
6/30/2018	$10,302	$10,395
7/31/2018	$10,345	$10,398
8/31/2018	$10,387	$10,464
9/30/2018	$10,384	$10,397
10/31/2018	$10,310	$10,315
11/30/2018	$10,297	$10,377
12/31/2018	$10,318	$10,567
1/31/2019	$10,500	$10,679
2/28/2019	$10,554	$10,673
3/31/2019	$10,701	$10,878
4/30/2019	$10,742	$10,881
5/31/2019	$10,854	$11,074
6/30/2019	$11,001	$11,213
7/31/2019	$11,041	$11,238
8/31/2019	$11,234	$11,529
9/30/2019	$11,201	$11,468
10/31/2019	$11,238	$11,502
11/30/2019	$11,240	$11,496
12/31/2019	$11,254	$11,488
1/31/2020	$11,447	$11,709
2/29/2020	$11,556	$11,920
3/31/2020	$10,775	$11,850
4/30/2020	$11,139	$12,061
5/31/2020	$11,334	$12,117
6/30/2020	$11,527	$12,193
7/31/2020	$11,792	$12,375
8/31/2020	$11,751	$12,275
9/30/2020	$11,746	$12,269
10/31/2020	$11,691	$12,214
11/30/2020	$11,919	$12,334
12/31/2020	$11,994	$12,351
1/31/2021	$11,929	$12,262
2/28/2021	$11,764	$12,085
3/31/2021	$11,661	$11,934
4/30/2021	$11,770	$12,028
5/31/2021	$11,830	$12,068
6/30/2021	$11,939	$12,152
7/31/2021	$12,048	$12,288
8/31/2021	$12,058	$12,265
9/30/2021	$11,967	$12,159
10/31/2021	$11,964	$12,155
11/30/2021	$11,972	$12,191
12/31/2021	$11,979	$12,160
1/31/2022	$11,734	$11,898
2/28/2022	$11,566	$11,765
3/31/2022	$11,322	$11,439
4/30/2022	$10,913	$11,005
5/31/2022	$10,887	$11,075
6/30/2022	$10,592	$10,902
7/31/2022	$10,862	$11,168
8/31/2022	$10,619	$10,853
9/30/2022	$10,168	$10,384
10/31/2022	$10,079	$10,249
11/30/2022	$10,393	$10,626
12/31/2022	$10,370	$10,578
1/31/2023	$10,712	$10,904
2/28/2023	$10,480	$10,622
3/31/2023	$10,668	$10,891
4/30/2023	$10,738	$10,957
5/31/2023	$10,623	$10,838
6/30/2023	$10,630	$10,799
7/31/2023	$10,623	$10,792
8/31/2023	$10,563	$10,723
9/30/2023	$10,290	$10,451
10/31/2023	$10,138	$10,286
11/30/2023	$10,576	$10,751
12/31/2023	$10,989	$11,163
1/31/2024	$10,956	$11,132
2/29/2024	$10,842	$10,975
3/31/2024	$10,948	$11,076
4/30/2024	$10,686	$10,797
5/31/2024	$10,848	$10,980
6/30/2024	$10,982	$11,084
7/31/2024	$11,172	$11,342
8/31/2024	$11,349	$11,505
9/30/2024	$11,498	$11,660
10/31/2024	$11,243	$11,370
11/30/2024	$11,351	$11,491
12/31/2024	$11,180	$11,303
1/31/2025	$11,233	$11,362
2/28/2025	$11,456	$11,612
3/31/2025	$11,439	$11,617
4/30/2025	$11,449	$11,663
5/31/2025	$11,401	$11,579
6/30/2025	$11,598	$11,757
7/31/2025	$11,580	$11,726
8/31/2025	$11,707	$11,866
9/30/2025	$11,848	$11,996
10/31/2025	$11,904	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BF1	1 Year	5 Years	10 Years
Class A with Load	0.86%	(0.62%)	1.76%
Class A	5.87%	0.36%	2.25%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,410,431,631
Holdings Count | Holding			578
Advisory Fees Paid, Amount			$ 8,573,014
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,410,431,631
Number of Portfolio Holdings	578
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,573,014
Average MaturityFootnote Reference§	7.94 years
DurationFootnote Reference†	5.86 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	32.9%
AAA	15.0
AA	1.5
A	13.3
BBB	24.2
BB	8.5
B	2.4
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.7

Asset Allocation (Percentage of Net Assets)

Corporate Debt Securities	42.9%
U.S. Government Obligations	24.0
Asset-Backed Securities	11.6
Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.9
Commercial Paper	5.4
Repurchase Agreements	1.0
Foreign Government Obligations	1.0
Short-Term U.S. Government Obligation	0.5
Other Investment Company	0.2
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(5.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.6%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2055	2.1
U.S. Treasury Notes, 2.88%, 05/15/2032	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.0
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021246
Shareholder Report [Line Items]
Fund Name			Transamerica Bond
Class Name			Class C
Trading Symbol			IFLLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.52%

Expenses Paid, Amount			$ 156
Expense Ratio, Percent			1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, an overweight positioning around the 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts detracted from relative returns.

  At a sector level, an off-benchmark allocation to high yield corporate credit, selection within investment grade corporate credit and an underweight allocation to government securities were the largest relative return contributors.

  Selection in government securities detracted from relative returns given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve the desired overall Fund duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  Within corporate credit, selection in consumer non-cyclicals, technology and banking contributed the most to relative returns while allocations to communications and selection in finance companies and basic industry detracted.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, and the team modestly increased allocations to the sector over the period when attractive entry points emerged due to market volatility. Notable sub-sector changes during the fiscal year included increases to REITs, insurance and banking and decreases to technology and energy.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,955	$9,974
12/31/2015	$9,843	$9,941
1/31/2016	$9,837	$10,078
2/29/2016	$9,786	$10,150
3/31/2016	$9,954	$10,243
4/30/2016	$10,077	$10,282
5/31/2016	$10,123	$10,285
6/30/2016	$10,213	$10,469
7/31/2016	$10,326	$10,536
8/31/2016	$10,396	$10,524
9/30/2016	$10,435	$10,517
10/31/2016	$10,418	$10,437
11/30/2016	$10,273	$10,190
12/31/2016	$10,334	$10,205
1/31/2017	$10,382	$10,225
2/28/2017	$10,488	$10,293
3/31/2017	$10,482	$10,288
4/30/2017	$10,565	$10,367
5/31/2017	$10,638	$10,447
6/30/2017	$10,643	$10,437
7/31/2017	$10,704	$10,481
8/31/2017	$10,765	$10,575
10/31/2017	$10,773	$10,531
11/30/2017	$10,742	$10,518
12/31/2017	$10,770	$10,566
1/31/2018	$10,748	$10,444
2/28/2018	$10,668	$10,345
3/31/2018	$10,671	$10,412
4/30/2018	$10,638	$10,334
5/31/2018	$10,652	$10,408
6/30/2018	$10,632	$10,395
7/31/2018	$10,671	$10,398
8/31/2018	$10,708	$10,464
9/30/2018	$10,700	$10,397
10/31/2018	$10,630	$10,315
11/30/2018	$10,611	$10,377
12/31/2018	$10,614	$10,567
1/31/2019	$10,796	$10,679
2/28/2019	$10,848	$10,673
3/31/2019	$10,993	$10,878
4/30/2019	$11,030	$10,881
5/31/2019	$11,140	$11,074
6/30/2019	$11,286	$11,213
7/31/2019	$11,321	$11,238
8/31/2019	$11,514	$11,529
9/30/2019	$11,474	$11,468
10/31/2019	$11,506	$11,502
11/30/2019	$11,502	$11,496
12/31/2019	$11,510	$11,488
1/31/2020	$11,702	$11,709
2/29/2020	$11,808	$11,920
3/31/2020	$11,011	$11,850
4/30/2020	$11,367	$12,061
5/31/2020	$11,561	$12,117
6/30/2020	$11,740	$12,193
7/31/2020	$12,006	$12,375
8/31/2020	$11,972	$12,275
9/30/2020	$11,962	$12,269
10/31/2020	$11,887	$12,214
11/30/2020	$12,114	$12,334
12/31/2020	$12,185	$12,351
1/31/2021	$12,111	$12,262
2/28/2021	$11,950	$12,085
3/31/2021	$11,838	$11,934
4/30/2021	$11,943	$12,028
5/31/2021	$11,986	$12,068
6/30/2021	$12,103	$12,152
7/31/2021	$12,207	$12,288
8/31/2021	$12,197	$12,265
9/30/2021	$12,111	$12,159
10/31/2021	$12,101	$12,155
11/30/2021	$12,091	$12,191
12/31/2021	$12,104	$12,160
1/31/2022	$11,835	$11,898
2/28/2022	$11,671	$11,765
3/31/2022	$11,417	$11,439
4/30/2022	$10,995	$11,005
5/31/2022	$10,963	$11,075
6/30/2022	$10,659	$10,902
7/31/2022	$10,939	$11,168
8/31/2022	$10,687	$10,853
9/30/2022	$10,212	$10,384
10/31/2022	$10,117	$10,249
11/30/2022	$10,428	$10,626
12/31/2022	$10,413	$10,578
1/31/2023	$10,753	$10,904
2/28/2023	$10,499	$10,622
3/31/2023	$10,697	$10,891
4/30/2023	$10,762	$10,957
5/31/2023	$10,627	$10,838
6/30/2023	$10,628	$10,799
7/31/2023	$10,614	$10,792
8/31/2023	$10,547	$10,723
9/30/2023	$10,279	$10,451
10/31/2023	$10,107	$10,286
11/30/2023	$10,541	$10,751
12/31/2023	$10,949	$11,163
1/31/2024	$10,923	$11,132
2/29/2024	$10,789	$10,975
3/31/2024	$10,888	$11,076
4/30/2024	$10,619	$10,797
5/31/2024	$10,788	$10,980
6/30/2024	$10,903	$11,084
7/31/2024	$11,086	$11,342
8/31/2024	$11,256	$11,505
9/30/2024	$11,398	$11,660
10/31/2024	$11,137	$11,370
11/30/2024	$11,238	$11,491
12/31/2024	$11,060	$11,303
1/31/2025	$11,106	$11,362
2/28/2025	$11,336	$11,612
3/31/2025	$11,298	$11,617
4/30/2025	$11,315	$11,663
5/31/2025	$11,248	$11,579
6/30/2025	$11,437	$11,757
7/31/2025	$11,426	$11,726
8/31/2025	$11,530	$11,866
9/30/2025	$11,663	$11,996
10/31/2025	$11,710	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BF3	1 Year	5 Years	10 Years
Class C with Load	4.15%	(0.30%)	1.59%
Class C	5.15%	(0.30%)	1.59%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,410,431,631
Holdings Count | Holding			578
Advisory Fees Paid, Amount			$ 8,573,014
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,410,431,631
Number of Portfolio Holdings	578
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,573,014
Average MaturityFootnote Reference§	7.94 years
DurationFootnote Reference†	5.86 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	32.9%
AAA	15.0
AA	1.5
A	13.3
BBB	24.2
BB	8.5
B	2.4
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.7

Asset Allocation (Percentage of Net Assets)

Corporate Debt Securities	42.9%
U.S. Government Obligations	24.0
Asset-Backed Securities	11.6
Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.9
Commercial Paper	5.4
Repurchase Agreements	1.0
Foreign Government Obligations	1.0
Short-Term U.S. Government Obligation	0.5
Other Investment Company	0.2
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(5.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.6%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2055	2.1
U.S. Treasury Notes, 2.88%, 05/15/2032	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.0
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081828
Shareholder Report [Line Items]
Fund Name			Transamerica Bond
Class Name			Class I
Trading Symbol			TFXIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 6.35%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, an overweight positioning around the 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts detracted from relative returns.

  At a sector level, an off-benchmark allocation to high yield corporate credit, selection within investment grade corporate credit and an underweight allocation to government securities were the largest relative return contributors.

  Selection in government securities detracted from relative returns given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve the desired overall Fund duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  Within corporate credit, selection in consumer non-cyclicals, technology and banking contributed the most to relative returns while allocations to communications and selection in finance companies and basic industry detracted.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, and the team modestly increased allocations to the sector over the period when attractive entry points emerged due to market volatility. Notable sub-sector changes during the fiscal year included increases to REITs, insurance and banking and decreases to technology and energy.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,953	$9,974
12/31/2015	$9,849	$9,941
1/31/2016	$9,852	$10,078
2/29/2016	$9,809	$10,150
3/31/2016	$9,984	$10,243
4/30/2016	$10,115	$10,282
5/31/2016	$10,169	$10,285
6/30/2016	$10,278	$10,469
7/31/2016	$10,388	$10,536
8/31/2016	$10,466	$10,524
9/30/2016	$10,513	$10,517
10/31/2016	$10,505	$10,437
11/30/2016	$10,368	$10,190
12/31/2016	$10,439	$10,205
1/31/2017	$10,507	$10,225
2/28/2017	$10,610	$10,293
3/31/2017	$10,624	$10,288
4/30/2017	$10,705	$10,367
5/31/2017	$10,788	$10,447
6/30/2017	$10,801	$10,437
7/31/2017	$10,883	$10,481
8/31/2017	$10,943	$10,575
10/31/2017	$10,981	$10,531
11/30/2017	$10,959	$10,518
12/31/2017	$10,985	$10,566
1/31/2018	$10,972	$10,444
2/28/2018	$10,911	$10,345
3/31/2018	$10,912	$10,412
4/30/2018	$10,887	$10,334
5/31/2018	$10,923	$10,408
6/30/2018	$10,900	$10,395
7/31/2018	$10,961	$10,398
8/31/2018	$10,998	$10,464
9/30/2018	$11,011	$10,397
10/31/2018	$10,938	$10,315
11/30/2018	$10,928	$10,377
12/31/2018	$10,942	$10,567
1/31/2019	$11,150	$10,679
2/28/2019	$11,211	$10,673
3/31/2019	$11,371	$10,878
4/30/2019	$11,406	$10,881
5/31/2019	$11,529	$11,074
6/30/2019	$11,702	$11,213
7/31/2019	$11,736	$11,238
8/31/2019	$11,958	$11,529
9/30/2019	$11,927	$11,468
10/31/2019	$11,971	$11,502
11/30/2019	$11,964	$11,496
12/31/2019	$11,996	$11,488
1/31/2020	$12,205	$11,709
2/29/2020	$12,311	$11,920
3/31/2020	$11,497	$11,850
4/30/2020	$11,889	$12,061
5/31/2020	$12,100	$12,117
6/30/2020	$12,297	$12,193
7/31/2020	$12,584	$12,375
8/31/2020	$12,559	$12,275
9/30/2020	$12,560	$12,269
10/31/2020	$12,505	$12,214
11/30/2020	$12,740	$12,334
12/31/2020	$12,838	$12,351
1/31/2021	$12,772	$12,262
2/28/2021	$12,600	$12,085
3/31/2021	$12,494	$11,934
4/30/2021	$12,615	$12,028
5/31/2021	$12,671	$12,068
6/30/2021	$12,804	$12,152
7/31/2021	$12,925	$12,288
8/31/2021	$12,939	$12,265
9/30/2021	$12,846	$12,159
10/31/2021	$12,846	$12,155
11/30/2021	$12,845	$12,191
12/31/2021	$12,870	$12,160
1/31/2022	$12,598	$11,898
2/28/2022	$12,435	$11,765
3/31/2022	$12,177	$11,439
4/30/2022	$11,742	$11,005
5/31/2022	$11,705	$11,075
6/30/2022	$11,393	$10,902
7/31/2022	$11,700	$11,168
8/31/2022	$11,443	$10,853
9/30/2022	$10,949	$10,384
10/31/2022	$10,858	$10,249
11/30/2022	$11,199	$10,626
12/31/2022	$11,193	$10,578
1/31/2023	$11,565	$10,904
2/28/2023	$11,318	$10,622
3/31/2023	$11,526	$10,891
4/30/2023	$11,606	$10,957
5/31/2023	$11,486	$10,838
6/30/2023	$11,497	$10,799
7/31/2023	$11,492	$10,792
8/31/2023	$11,431	$10,723
9/30/2023	$11,139	$10,451
10/31/2023	$10,978	$10,286
11/30/2023	$11,455	$10,751
12/31/2023	$11,904	$11,163
1/31/2024	$11,872	$11,132
2/29/2024	$11,752	$10,975
3/31/2024	$11,870	$11,076
4/30/2024	$11,589	$10,797
5/31/2024	$11,768	$10,980
6/30/2024	$11,917	$11,084
7/31/2024	$12,126	$11,342
8/31/2024	$12,321	$11,505
9/30/2024	$12,471	$11,660
10/31/2024	$12,198	$11,370
11/30/2024	$12,334	$11,491
12/31/2024	$12,136	$11,303
1/31/2025	$12,213	$11,362
2/28/2025	$12,457	$11,612
3/31/2025	$12,442	$11,617
4/30/2025	$12,456	$11,663
5/31/2025	$12,410	$11,579
6/30/2025	$12,627	$11,757
7/31/2025	$12,611	$11,726
8/31/2025	$12,752	$11,866
9/30/2025	$12,909	$11,996
10/31/2025	$12,973	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BF8	1 Year	5 Years	10 Years
Class I	6.35%	0.74%	2.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,410,431,631
Holdings Count | Holding			578
Advisory Fees Paid, Amount			$ 8,573,014
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,410,431,631
Number of Portfolio Holdings	578
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,573,014
Average MaturityFootnote Reference§	7.94 years
DurationFootnote Reference†	5.86 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	32.9%
AAA	15.0
AA	1.5
A	13.3
BBB	24.2
BB	8.5
B	2.4
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.7

Asset Allocation (Percentage of Net Assets)

Corporate Debt Securities	42.9%
U.S. Government Obligations	24.0
Asset-Backed Securities	11.6
Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.9
Commercial Paper	5.4
Repurchase Agreements	1.0
Foreign Government Obligations	1.0
Short-Term U.S. Government Obligation	0.5
Other Investment Company	0.2
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(5.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.6%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2055	2.1
U.S. Treasury Notes, 2.88%, 05/15/2032	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.0
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021247
Shareholder Report [Line Items]
Fund Name			Transamerica Bond
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$45	0.44%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 6.28%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, an overweight positioning around the 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts detracted from relative returns.

  At a sector level, an off-benchmark allocation to high yield corporate credit, selection within investment grade corporate credit and an underweight allocation to government securities were the largest relative return contributors.

  Selection in government securities detracted from relative returns given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve the desired overall Fund duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  Within corporate credit, selection in consumer non-cyclicals, technology and banking contributed the most to relative returns while allocations to communications and selection in finance companies and basic industry detracted.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, and the team modestly increased allocations to the sector over the period when attractive entry points emerged due to market volatility. Notable sub-sector changes during the fiscal year included increases to REITs, insurance and banking and decreases to technology and energy.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,954	$9,974
12/31/2015	$9,851	$9,941
1/31/2016	$9,854	$10,078
2/29/2016	$9,813	$10,150
3/31/2016	$9,988	$10,243
4/30/2016	$10,131	$10,282
5/31/2016	$10,175	$10,285
6/30/2016	$10,286	$10,469
7/31/2016	$10,408	$10,536
8/31/2016	$10,487	$10,524
9/30/2016	$10,524	$10,517
10/31/2016	$10,517	$10,437
11/30/2016	$10,382	$10,190
12/31/2016	$10,464	$10,205
1/31/2017	$10,522	$10,225
2/28/2017	$10,637	$10,293
3/31/2017	$10,641	$10,288
4/30/2017	$10,724	$10,367
5/31/2017	$10,819	$10,447
6/30/2017	$10,833	$10,437
7/31/2017	$10,905	$10,481
8/31/2017	$10,966	$10,575
10/31/2017	$11,006	$10,531
11/30/2017	$10,985	$10,518
12/31/2017	$11,024	$10,566
1/31/2018	$11,012	$10,444
2/28/2018	$10,940	$10,345
3/31/2018	$10,941	$10,412
4/30/2018	$10,930	$10,334
5/31/2018	$10,954	$10,408
6/30/2018	$10,932	$10,395
7/31/2018	$10,994	$10,398
8/31/2018	$11,043	$10,464
9/30/2018	$11,045	$10,397
10/31/2018	$10,972	$10,315
11/30/2018	$10,962	$10,377
12/31/2018	$10,976	$10,567
1/31/2019	$11,186	$10,679
2/28/2019	$11,247	$10,673
3/31/2019	$11,408	$10,878
4/30/2019	$11,456	$10,881
5/31/2019	$11,568	$11,074
6/30/2019	$11,742	$11,213
7/31/2019	$11,776	$11,238
8/31/2019	$11,999	$11,529
9/30/2019	$11,968	$11,468
10/31/2019	$12,013	$11,502
11/30/2019	$12,019	$11,496
12/31/2019	$12,039	$11,488
1/31/2020	$12,249	$11,709
2/29/2020	$12,370	$11,920
3/31/2020	$11,553	$11,850
4/30/2020	$11,934	$12,061
5/31/2020	$12,159	$12,117
6/30/2020	$12,357	$12,193
7/31/2020	$12,646	$12,375
8/31/2020	$12,622	$12,275
9/30/2020	$12,623	$12,269
10/31/2020	$12,556	$12,214
11/30/2020	$12,806	$12,334
12/31/2020	$12,905	$12,351
1/31/2021	$12,826	$12,262
2/28/2021	$12,655	$12,085
3/31/2021	$12,549	$11,934
4/30/2021	$12,671	$12,028
5/31/2021	$12,741	$12,068
6/30/2021	$12,876	$12,152
7/31/2021	$12,998	$12,288
8/31/2021	$12,999	$12,265
9/30/2021	$12,920	$12,159
10/31/2021	$12,921	$12,155
11/30/2021	$12,921	$12,191
12/31/2021	$12,947	$12,160
1/31/2022	$12,674	$11,898
2/28/2022	$12,511	$11,765
3/31/2022	$12,253	$11,439
4/30/2022	$11,802	$11,005
5/31/2022	$11,779	$11,075
6/30/2022	$11,465	$10,902
7/31/2022	$11,775	$11,168
8/31/2022	$11,517	$10,853
9/30/2022	$11,020	$10,384
10/31/2022	$10,929	$10,249
11/30/2022	$11,272	$10,626
12/31/2022	$11,253	$10,578
1/31/2023	$11,642	$10,904
2/28/2023	$11,380	$10,622
3/31/2023	$11,603	$10,891
4/30/2023	$11,669	$10,957
5/31/2023	$11,550	$10,838
6/30/2023	$11,561	$10,799
7/31/2023	$11,557	$10,792
8/31/2023	$11,496	$10,723
9/30/2023	$11,203	$10,451
10/31/2023	$11,042	$10,286
11/30/2023	$11,522	$10,751
12/31/2023	$11,975	$11,163
1/31/2024	$11,943	$11,132
2/29/2024	$11,823	$10,975
3/31/2024	$11,942	$11,076
4/30/2024	$11,660	$10,797
5/31/2024	$11,841	$10,980
6/30/2024	$11,976	$11,084
7/31/2024	$12,202	$11,342
8/31/2024	$12,399	$11,505
9/30/2024	$12,565	$11,660
10/31/2024	$12,277	$11,370
11/30/2024	$12,414	$11,491
12/31/2024	$12,216	$11,303
1/31/2025	$12,293	$11,362
2/28/2025	$12,540	$11,612
3/31/2025	$12,525	$11,617
4/30/2025	$12,541	$11,663
5/31/2025	$12,494	$11,579
6/30/2025	$12,714	$11,757
7/31/2025	$12,698	$11,726
8/31/2025	$12,841	$11,866
9/30/2025	$13,000	$11,996
10/31/2025	$13,065	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BF4	1 Year	5 Years	10 Years
Class I2	6.28%	0.80%	2.71%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,410,431,631
Holdings Count | Holding			578
Advisory Fees Paid, Amount			$ 8,573,014
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,410,431,631
Number of Portfolio Holdings	578
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,573,014
Average MaturityFootnote Reference§	7.94 years
DurationFootnote Reference†	5.86 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	32.9%
AAA	15.0
AA	1.5
A	13.3
BBB	24.2
BB	8.5
B	2.4
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.7

Asset Allocation (Percentage of Net Assets)

Corporate Debt Securities	42.9%
U.S. Government Obligations	24.0
Asset-Backed Securities	11.6
Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.9
Commercial Paper	5.4
Repurchase Agreements	1.0
Foreign Government Obligations	1.0
Short-Term U.S. Government Obligation	0.5
Other Investment Company	0.2
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(5.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.6%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2055	2.1
U.S. Treasury Notes, 2.88%, 05/15/2032	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.0
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000234684
Shareholder Report [Line Items]
Fund Name			Transamerica Bond
Class Name			Class R
Trading Symbol			TAADX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	1.01%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 5.81%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, an overweight positioning around the 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts detracted from relative returns.

  At a sector level, an off-benchmark allocation to high yield corporate credit, selection within investment grade corporate credit and an underweight allocation to government securities were the largest relative return contributors.

  Selection in government securities detracted from relative returns given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve the desired overall Fund duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  Within corporate credit, selection in consumer non-cyclicals, technology and banking contributed the most to relative returns while allocations to communications and selection in finance companies and basic industry detracted.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, and the team modestly increased allocations to the sector over the period when attractive entry points emerged due to market volatility. Notable sub-sector changes during the fiscal year included increases to REITs, insurance and banking and decreases to technology and energy.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index
3/1/2022	$10,000	$10,000
3/31/2022	$9,746	$9,722
4/30/2022	$9,382	$9,353
5/31/2022	$9,357	$9,414
6/30/2022	$9,101	$9,266
7/31/2022	$9,343	$9,492
8/31/2022	$9,132	$9,224
9/30/2022	$8,743	$8,826
10/31/2022	$8,676	$8,711
11/30/2022	$8,949	$9,032
12/31/2022	$8,935	$8,991
1/31/2023	$9,231	$9,267
2/28/2023	$9,020	$9,028
3/31/2023	$9,194	$9,257
4/30/2023	$9,243	$9,313
5/31/2023	$9,143	$9,212
6/30/2023	$9,148	$9,179
7/31/2023	$9,141	$9,173
8/31/2023	$9,089	$9,114
9/30/2023	$8,853	$8,882
10/31/2023	$8,721	$8,742
11/30/2023	$9,098	$9,138
12/31/2023	$9,452	$9,488
1/31/2024	$9,423	$9,462
2/29/2024	$9,324	$9,328
3/31/2024	$9,414	$9,414
4/30/2024	$9,187	$9,177
5/31/2024	$9,325	$9,332
6/30/2024	$9,427	$9,420
7/31/2024	$9,601	$9,640
8/31/2024	$9,752	$9,779
9/30/2024	$9,866	$9,910
10/31/2024	$9,646	$9,664
11/30/2024	$9,749	$9,766
12/31/2024	$9,588	$9,607
1/31/2025	$9,644	$9,657
2/28/2025	$9,834	$9,870
3/31/2025	$9,818	$9,874
4/30/2025	$9,825	$9,912
5/31/2025	$9,784	$9,842
6/30/2025	$9,951	$9,993
7/31/2025	$9,935	$9,966
8/31/2025	$10,042	$10,086
9/30/2025	$10,161	$10,196
10/31/2025	$10,207	$10,259

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BF5	1 Year	Since Inception 3/1/22
Class R	5.81%	0.56%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	0.70%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,410,431,631
Holdings Count | Holding			578
Advisory Fees Paid, Amount			$ 8,573,014
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,410,431,631
Number of Portfolio Holdings	578
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,573,014
Average MaturityFootnote Reference§	7.94 years
DurationFootnote Reference†	5.86 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	32.9%
AAA	15.0
AA	1.5
A	13.3
BBB	24.2
BB	8.5
B	2.4
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.7

Asset Allocation (Percentage of Net Assets)

Corporate Debt Securities	42.9%
U.S. Government Obligations	24.0
Asset-Backed Securities	11.6
Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.9
Commercial Paper	5.4
Repurchase Agreements	1.0
Foreign Government Obligations	1.0
Short-Term U.S. Government Obligation	0.5
Other Investment Company	0.2
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(5.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.6%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2055	2.1
U.S. Treasury Notes, 2.88%, 05/15/2032	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.0
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156745
Shareholder Report [Line Items]
Fund Name			Transamerica Bond
Class Name			Class R6
Trading Symbol			TAFLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.44%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 6.42%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, an overweight positioning around the 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts detracted from relative returns.

  At a sector level, an off-benchmark allocation to high yield corporate credit, selection within investment grade corporate credit and an underweight allocation to government securities were the largest relative return contributors.

  Selection in government securities detracted from relative returns given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve the desired overall Fund duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  Within corporate credit, selection in consumer non-cyclicals, technology and banking contributed the most to relative returns while allocations to communications and selection in finance companies and basic industry detracted.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, and the team modestly increased allocations to the sector over the period when attractive entry points emerged due to market volatility. Notable sub-sector changes during the fiscal year included increases to REITs, insurance and banking and decreases to technology and energy.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,954	$9,974
12/31/2015	$9,851	$9,941
1/31/2016	$9,854	$10,078
2/29/2016	$9,802	$10,150
3/31/2016	$9,989	$10,243
4/30/2016	$10,120	$10,282
5/31/2016	$10,175	$10,285
6/30/2016	$10,286	$10,469
7/31/2016	$10,397	$10,536
8/31/2016	$10,476	$10,524
9/30/2016	$10,524	$10,517
10/31/2016	$10,516	$10,437
11/30/2016	$10,380	$10,190
12/31/2016	$10,452	$10,205
1/31/2017	$10,521	$10,225
2/28/2017	$10,625	$10,293
3/31/2017	$10,640	$10,288
4/30/2017	$10,722	$10,367
5/31/2017	$10,818	$10,447
6/30/2017	$10,832	$10,437
7/31/2017	$10,904	$10,481
8/31/2017	$10,965	$10,575
10/31/2017	$11,005	$10,531
11/30/2017	$10,984	$10,518
12/31/2017	$11,011	$10,566
1/31/2018	$11,010	$10,444
2/28/2018	$10,927	$10,345
3/31/2018	$10,940	$10,412
4/30/2018	$10,917	$10,334
5/31/2018	$10,953	$10,408
6/30/2018	$10,931	$10,395
7/31/2018	$10,993	$10,398
8/31/2018	$11,031	$10,464
9/30/2018	$11,045	$10,397
10/31/2018	$10,972	$10,315
11/30/2018	$10,962	$10,377
12/31/2018	$10,976	$10,567
1/31/2019	$11,186	$10,679
2/28/2019	$11,248	$10,673
3/31/2019	$11,408	$10,878
4/30/2019	$11,444	$10,881
5/31/2019	$11,568	$11,074
6/30/2019	$11,742	$11,213
7/31/2019	$11,776	$11,238
8/31/2019	$11,999	$11,529
9/30/2019	$11,969	$11,468
10/31/2019	$12,014	$11,502
11/30/2019	$12,007	$11,496
12/31/2019	$12,039	$11,488
1/31/2020	$12,250	$11,709
2/29/2020	$12,370	$11,920
3/31/2020	$11,541	$11,850
4/30/2020	$11,921	$12,061
5/31/2020	$12,147	$12,117
6/30/2020	$12,345	$12,193
7/31/2020	$12,634	$12,375
8/31/2020	$12,609	$12,275
9/30/2020	$12,610	$12,269
10/31/2020	$12,544	$12,214
11/30/2020	$12,793	$12,334
12/31/2020	$12,892	$12,351
1/31/2021	$12,813	$12,262
2/28/2021	$12,655	$12,085
3/31/2021	$12,536	$11,934
4/30/2021	$12,671	$12,028
5/31/2021	$12,728	$12,068
6/30/2021	$12,863	$12,152
7/31/2021	$12,984	$12,288
8/31/2021	$12,986	$12,265
9/30/2021	$12,906	$12,159
10/31/2021	$12,908	$12,155
11/30/2021	$12,908	$12,191
12/31/2021	$12,934	$12,160
1/31/2022	$12,662	$11,898
2/28/2022	$12,498	$11,765
3/31/2022	$12,240	$11,439
4/30/2022	$11,789	$11,005
5/31/2022	$11,766	$11,075
6/30/2022	$11,453	$10,902
7/31/2022	$11,763	$11,168
8/31/2022	$11,505	$10,853
9/30/2022	$11,008	$10,384
10/31/2022	$10,916	$10,249
11/30/2022	$11,260	$10,626
12/31/2022	$11,240	$10,578
1/31/2023	$11,615	$10,904
2/28/2023	$11,367	$10,622
3/31/2023	$11,591	$10,891
4/30/2023	$11,657	$10,957
5/31/2023	$11,537	$10,838
6/30/2023	$11,548	$10,799
7/31/2023	$11,544	$10,792
8/31/2023	$11,483	$10,723
9/30/2023	$11,190	$10,451
10/31/2023	$11,029	$10,286
11/30/2023	$11,508	$10,751
12/31/2023	$11,961	$11,163
1/31/2024	$11,930	$11,132
2/29/2024	$11,810	$10,975
3/31/2024	$11,929	$11,076
4/30/2024	$11,647	$10,797
5/31/2024	$11,827	$10,980
6/30/2024	$11,963	$11,084
7/31/2024	$12,189	$11,342
8/31/2024	$12,386	$11,505
9/30/2024	$12,537	$11,660
10/31/2024	$12,263	$11,370
11/30/2024	$12,400	$11,491
12/31/2024	$12,202	$11,303
1/31/2025	$12,280	$11,362
2/28/2025	$12,526	$11,612
3/31/2025	$12,512	$11,617
4/30/2025	$12,527	$11,663
5/31/2025	$12,481	$11,579
6/30/2025	$12,700	$11,757
7/31/2025	$12,684	$11,726
8/31/2025	$12,827	$11,866
9/30/2025	$12,970	$11,996
10/31/2025	$13,050	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BFB	1 Year	5 Years	10 Years
Class R6	6.42%	0.79%	2.70%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 2,410,431,631
Holdings Count | Holding			578
Advisory Fees Paid, Amount			$ 8,573,014
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,410,431,631
Number of Portfolio Holdings	578
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,573,014
Average MaturityFootnote Reference§	7.94 years
DurationFootnote Reference†	5.86 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	32.9%
AAA	15.0
AA	1.5
A	13.3
BBB	24.2
BB	8.5
B	2.4
CCC	0.3
Below CCC	0.1
NR (Not Rated)	0.7

Asset Allocation (Percentage of Net Assets)

Corporate Debt Securities	42.9%
U.S. Government Obligations	24.0
Asset-Backed Securities	11.6
Mortgage-Backed Securities	10.4
U.S. Government Agency Obligations	8.9
Commercial Paper	5.4
Repurchase Agreements	1.0
Foreign Government Obligations	1.0
Short-Term U.S. Government Obligation	0.5
Other Investment Company	0.2
Loan Assignments	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(5.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.6%
Uniform Mortgage-Backed Security, TBA, 2.00%, 11/01/2055	2.1
U.S. Treasury Notes, 2.88%, 05/15/2032	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.1
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
U.S. Treasury Bonds, 2.38%, 02/15/2042	1.1
MUFG Securities Canada Ltd, 4.31%, 01/22/2026	1.0
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.0
U.S. Treasury Bonds, 4.50%, 02/15/2044	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021200
Shareholder Report [Line Items]
Fund Name			Transamerica Capital Growth
Class Name			Class A
Trading Symbol			IALAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.11%

Expenses Paid, Amount			$ 143
Expense Ratio, Percent			1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 57.31%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  For the fiscal year ended October 31, 2025, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish U.S. Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the Fund’s outperformance was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a cloud data platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financial sector.

  The largest detracting holdings included a digital advertising software platform (sold during the fiscal year), a leading seller of used cars in the U.S. (sold during the fiscal year), a developer of internet connected sensor systems, a health care and industrial equipment manufacturer (sold during the fiscal year), and a cross-border e-commerce platform (sold during the fiscal year).

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$9,452	$10,000	$10,000
11/30/2015	$9,776	$10,055	$10,028
12/31/2015	$9,741	$9,849	$9,881
1/31/2016	$8,754	$9,293	$9,329
2/29/2016	$8,530	$9,290	$9,325
3/31/2016	$9,182	$9,944	$9,954
4/30/2016	$9,163	$10,006	$9,863
5/31/2016	$9,390	$10,185	$10,055
6/30/2016	$9,313	$10,206	$10,015
7/31/2016	$9,910	$10,611	$10,488
8/31/2016	$9,976	$10,638	$10,436
9/30/2016	$10,273	$10,655	$10,474
10/31/2016	$9,903	$10,424	$10,228
11/30/2016	$9,644	$10,891	$10,451
12/31/2016	$9,441	$11,103	$10,580
1/31/2017	$10,430	$11,312	$10,937
2/28/2017	$10,637	$11,733	$11,391
3/31/2017	$10,990	$11,741	$11,523
4/30/2017	$11,470	$11,865	$11,786
5/31/2017	$12,210	$11,987	$12,093
6/30/2017	$12,092	$12,095	$12,061
7/31/2017	$12,478	$12,323	$12,381
8/31/2017	$12,812	$12,347	$12,608
9/30/2017	$12,652	$12,648	$12,772
10/31/2017	$13,335	$12,924	$13,267
11/30/2017	$13,599	$13,316	$13,670
12/31/2017	$13,585	$13,450	$13,777
1/31/2018	$14,918	$14,158	$14,752
2/28/2018	$15,097	$13,637	$14,366
3/31/2018	$14,906	$13,363	$13,972
4/30/2018	$14,894	$13,414	$14,020
5/31/2018	$15,862	$13,792	$14,635
6/30/2018	$16,117	$13,883	$14,776
7/31/2018	$16,077	$14,343	$15,210
8/31/2018	$17,468	$14,847	$16,041
9/30/2018	$17,311	$14,871	$16,131
10/31/2018	$15,538	$13,776	$14,688
11/30/2018	$15,694	$14,052	$14,844
12/31/2018	$14,492	$12,745	$13,568
1/31/2019	$16,225	$13,838	$14,788
2/28/2019	$16,955	$14,325	$15,317
3/31/2019	$17,174	$14,534	$15,753
4/30/2019	$17,867	$15,115	$16,464
5/31/2019	$17,247	$14,137	$15,424
6/30/2019	$18,433	$15,129	$16,484
7/31/2019	$18,536	$15,354	$16,856
8/31/2019	$17,648	$15,041	$16,727
9/30/2019	$16,371	$15,305	$16,729
10/31/2019	$16,377	$15,635	$17,200
11/30/2019	$17,788	$16,229	$17,964
12/31/2019	$17,620	$16,698	$18,506
1/31/2020	$18,729	$16,680	$18,919
2/29/2020	$18,642	$15,314	$17,631
3/31/2020	$16,908	$13,208	$15,896
4/30/2020	$20,424	$14,957	$18,249
5/31/2020	$24,141	$15,757	$19,474
6/30/2020	$26,682	$16,117	$20,322
7/31/2020	$29,419	$17,033	$21,885
8/31/2020	$31,845	$18,266	$24,144
9/30/2020	$32,269	$17,601	$23,008
10/31/2020	$30,998	$17,221	$22,226
11/30/2020	$36,861	$19,317	$24,502
12/31/2020	$37,287	$20,186	$25,629
1/31/2021	$37,816	$20,096	$25,439
2/28/2021	$39,709	$20,724	$25,433
3/31/2021	$36,383	$21,467	$25,870
4/30/2021	$38,057	$22,573	$27,630
5/31/2021	$37,054	$22,676	$27,248
6/30/2021	$41,518	$23,236	$28,958
7/31/2021	$41,532	$23,628	$29,912
8/31/2021	$42,450	$24,302	$31,030
9/30/2021	$39,801	$23,212	$29,293
10/31/2021	$42,867	$24,782	$31,830
11/30/2021	$41,433	$24,404	$32,024
12/31/2021	$36,943	$25,365	$32,701
1/31/2022	$28,740	$23,873	$29,895
2/28/2022	$28,418	$23,272	$28,625
3/31/2022	$26,975	$24,026	$29,745
4/30/2022	$20,868	$21,870	$26,153
5/31/2022	$17,297	$21,841	$25,545
6/30/2022	$15,837	$20,014	$23,521
7/31/2022	$17,984	$21,891	$26,344
8/31/2022	$18,306	$21,074	$25,117
9/30/2022	$16,389	$19,120	$22,675
10/31/2022	$16,805	$20,688	$24,001
11/30/2022	$16,372	$21,768	$25,094
12/31/2022	$14,633	$20,493	$23,173
1/31/2023	$17,220	$21,905	$25,105
2/28/2023	$16,491	$21,393	$24,807
3/31/2023	$17,084	$21,965	$26,502
4/30/2023	$16,024	$22,199	$26,764
5/31/2023	$17,704	$22,285	$27,984
6/30/2023	$19,239	$23,807	$29,897
7/31/2023	$20,944	$24,661	$30,904
8/31/2023	$19,019	$24,185	$30,627
9/30/2023	$17,950	$23,032	$28,961
10/31/2023	$16,219	$22,422	$28,549
11/30/2023	$19,214	$24,513	$31,661
12/31/2023	$21,555	$25,813	$33,063
1/31/2024	$20,240	$26,099	$33,888
2/29/2024	$22,624	$27,512	$36,200
3/31/2024	$23,099	$28,399	$36,837
4/30/2024	$20,902	$27,150	$35,275
5/31/2024	$20,478	$28,432	$37,386
6/30/2024	$21,597	$29,313	$39,907
7/31/2024	$21,860	$29,857	$39,229
8/31/2024	$23,370	$30,507	$40,046
9/30/2024	$24,778	$31,138	$41,180
10/31/2024	$26,450	$30,910	$41,044
11/30/2024	$32,498	$32,966	$43,706
12/31/2024	$31,022	$31,958	$44,092
1/31/2025	$34,016	$32,967	$44,964
2/28/2025	$31,726	$32,336	$43,349
3/31/2025	$27,824	$30,449	$39,697
4/30/2025	$30,224	$30,245	$40,400
5/31/2025	$34,474	$32,162	$43,975
6/30/2025	$36,807	$33,796	$46,778
7/31/2025	$37,520	$34,540	$48,544
8/31/2025	$38,572	$35,340	$49,087
9/30/2025	$41,218	$36,559	$51,695
10/31/2025	$41,608	$37,343	$53,572

Average Annual Return [Table Text Block]
IBD91	1 Year	5 Years	10 Years
Class A with Load	48.68%	4.87%	15.32%
Class A	57.31%	6.06%	15.98%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,737,235,840
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 10,473,900
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,737,235,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,473,900

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.2%
Consumer Discretionary	17.3
Financials	9.4
Health Care	7.4
Communication Services	5.8
Industrials	5.0
Repurchase Agreements	8.0
Other Investment Company	0.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	14.8%
Tesla, Inc.	8.8
AppLovin Corp., Class A	6.6
Affirm Holdings, Inc.	6.0
ROBLOX Corp., Class A	5.8
Snowflake, Inc., Class A	5.0
Royalty Pharma PLC, Class A	4.7
Shopify, Inc., Class A	4.7
DoorDash, Inc., Class A	4.4
Strategy, Inc., Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021202
Shareholder Report [Line Items]
Fund Name			Transamerica Capital Growth
Class Name			Class C
Trading Symbol			ILLLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$241	1.88%

Expenses Paid, Amount			$ 241
Expense Ratio, Percent			1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 56.13%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  For the fiscal year ended October 31, 2025, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish U.S. Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the Fund’s outperformance was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a cloud data platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financial sector.

  The largest detracting holdings included a digital advertising software platform (sold during the fiscal year), a leading seller of used cars in the U.S. (sold during the fiscal year), a developer of internet connected sensor systems, a health care and industrial equipment manufacturer (sold during the fiscal year), and a cross-border e-commerce platform (sold during the fiscal year).

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,339	$10,055	$10,028
12/31/2015	$10,296	$9,849	$9,881
1/31/2016	$9,246	$9,293	$9,329
2/29/2016	$9,006	$9,290	$9,325
3/31/2016	$9,690	$9,944	$9,954
4/30/2016	$9,658	$10,006	$9,863
5/31/2016	$9,894	$10,185	$10,055
6/30/2016	$9,806	$10,206	$10,015
7/31/2016	$10,430	$10,611	$10,488
8/31/2016	$10,491	$10,638	$10,436
9/30/2016	$10,796	$10,655	$10,474
10/31/2016	$10,403	$10,424	$10,228
11/30/2016	$10,125	$10,891	$10,451
12/31/2016	$9,903	$11,103	$10,580
1/31/2017	$10,936	$11,312	$10,937
2/28/2017	$11,146	$11,733	$11,391
3/31/2017	$11,508	$11,741	$11,523
4/30/2017	$12,010	$11,865	$11,786
5/31/2017	$12,769	$11,987	$12,093
6/30/2017	$12,640	$12,095	$12,061
7/31/2017	$13,031	$12,323	$12,381
8/31/2017	$13,376	$12,347	$12,608
10/31/2017	$13,907	$12,924	$13,267
11/30/2017	$14,175	$13,316	$13,670
12/31/2017	$14,152	$13,450	$13,777
1/31/2018	$15,527	$14,158	$14,752
2/28/2018	$15,707	$13,637	$14,366
3/31/2018	$15,497	$13,363	$13,972
4/30/2018	$15,474	$13,414	$14,020
5/31/2018	$16,466	$13,792	$14,635
6/30/2018	$16,721	$13,883	$14,776
7/31/2018	$16,669	$14,343	$15,210
8/31/2018	$18,104	$14,847	$16,041
9/30/2018	$17,931	$14,871	$16,131
10/31/2018	$16,083	$13,776	$14,688
11/30/2018	$16,233	$14,052	$14,844
12/31/2018	$14,982	$12,745	$13,568
1/31/2019	$16,762	$13,838	$14,788
2/28/2019	$17,505	$14,325	$15,317
3/31/2019	$17,720	$14,534	$15,753
4/30/2019	$18,423	$15,115	$16,464
5/31/2019	$17,776	$14,137	$15,424
6/30/2019	$18,982	$15,129	$16,484
7/31/2019	$19,077	$15,354	$16,856
8/31/2019	$18,151	$15,041	$16,727
9/30/2019	$16,826	$15,305	$16,729
10/31/2019	$16,818	$15,635	$17,200
11/30/2019	$18,263	$16,229	$17,964
12/31/2019	$18,083	$16,698	$18,506
1/31/2020	$19,201	$16,680	$18,919
2/29/2020	$19,101	$15,314	$17,631
3/31/2020	$17,310	$13,208	$15,896
4/30/2020	$20,901	$14,957	$18,249
5/31/2020	$24,692	$15,757	$19,474
6/30/2020	$27,274	$16,117	$20,322
7/31/2020	$30,056	$17,033	$21,885
8/31/2020	$32,511	$18,266	$24,144
9/30/2020	$32,920	$17,601	$23,008
10/31/2020	$31,611	$17,221	$22,226
11/30/2020	$37,557	$19,317	$24,502
12/31/2020	$37,969	$20,186	$25,629
1/31/2021	$38,484	$20,096	$25,439
2/28/2021	$40,387	$20,724	$25,433
3/31/2021	$36,978	$21,467	$25,870
4/30/2021	$38,658	$22,573	$27,630
5/31/2021	$37,619	$22,676	$27,248
6/30/2021	$42,126	$23,236	$28,958
7/31/2021	$42,107	$23,628	$29,912
8/31/2021	$43,010	$24,302	$31,030
9/30/2021	$40,300	$23,212	$29,293
10/31/2021	$43,379	$24,782	$31,830
11/30/2021	$41,903	$24,404	$32,024
12/31/2021	$37,337	$25,365	$32,701
1/31/2022	$29,025	$23,873	$29,895
2/28/2022	$28,685	$23,272	$28,625
3/31/2022	$27,214	$24,026	$29,745
4/30/2022	$21,039	$21,870	$26,153
5/31/2022	$17,417	$21,841	$25,545
6/30/2022	$15,933	$20,014	$23,521
7/31/2022	$18,084	$21,891	$26,344
8/31/2022	$18,398	$21,074	$25,117
9/30/2022	$16,462	$19,120	$22,675
10/31/2022	$16,864	$20,688	$24,001
11/30/2022	$16,424	$21,768	$25,094
12/31/2022	$14,663	$20,493	$23,173
1/31/2023	$17,254	$21,905	$25,105
2/28/2023	$16,512	$21,393	$24,807
3/31/2023	$17,103	$21,965	$26,502
4/30/2023	$16,022	$22,199	$26,764
5/31/2023	$17,694	$22,285	$27,984
6/30/2023	$19,216	$23,807	$29,897
7/31/2023	$20,901	$24,661	$30,904
8/31/2023	$18,977	$24,185	$30,627
9/30/2023	$17,895	$23,032	$28,961
10/31/2023	$16,160	$22,422	$28,549
11/30/2023	$19,128	$24,513	$31,661
12/31/2023	$21,442	$25,813	$33,063
1/31/2024	$20,121	$26,099	$33,888
2/29/2024	$22,485	$27,512	$36,200
3/31/2024	$22,938	$28,399	$36,837
4/30/2024	$20,750	$27,150	$35,275
5/31/2024	$20,310	$28,432	$37,386
6/30/2024	$21,404	$29,313	$39,907
7/31/2024	$21,655	$29,857	$39,229
8/31/2024	$23,127	$30,507	$40,046
9/30/2024	$24,510	$31,138	$41,180
10/31/2024	$26,145	$30,910	$41,044
11/30/2024	$32,106	$32,966	$43,706
12/31/2024	$30,622	$31,958	$44,092
1/31/2025	$33,565	$32,967	$44,964
2/28/2025	$31,288	$32,336	$43,349
3/31/2025	$27,415	$30,449	$39,697
4/30/2025	$29,767	$30,245	$40,400
5/31/2025	$33,929	$32,162	$43,975
6/30/2025	$36,206	$33,796	$46,778
7/31/2025	$36,872	$34,540	$48,544
8/31/2025	$37,878	$35,340	$49,087
9/30/2025	$40,469	$36,559	$51,695
10/31/2025	$40,821	$37,343	$53,572

Average Annual Return [Table Text Block]
IBD93	1 Year	5 Years	10 Years
Class C with Load	55.13%	5.25%	15.10%
Class C	56.13%	5.25%	15.10%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,737,235,840
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 10,473,900
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,737,235,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,473,900

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.2%
Consumer Discretionary	17.3
Financials	9.4
Health Care	7.4
Communication Services	5.8
Industrials	5.0
Repurchase Agreements	8.0
Other Investment Company	0.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	14.8%
Tesla, Inc.	8.8
AppLovin Corp., Class A	6.6
Affirm Holdings, Inc.	6.0
ROBLOX Corp., Class A	5.8
Snowflake, Inc., Class A	5.0
Royalty Pharma PLC, Class A	4.7
Shopify, Inc., Class A	4.7
DoorDash, Inc., Class A	4.4
Strategy, Inc., Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081825
Shareholder Report [Line Items]
Fund Name			Transamerica Capital Growth
Class Name			Class I
Trading Symbol			TFOIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.82%

Expenses Paid, Amount			$ 106
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 57.73%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  For the fiscal year ended October 31, 2025, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish U.S. Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the Fund’s outperformance was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a cloud data platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financial sector.

  The largest detracting holdings included a digital advertising software platform (sold during the fiscal year), a leading seller of used cars in the U.S. (sold during the fiscal year), a developer of internet connected sensor systems, a health care and industrial equipment manufacturer (sold during the fiscal year), and a cross-border e-commerce platform (sold during the fiscal year).

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,347	$10,055	$10,028
12/31/2015	$10,314	$9,849	$9,881
1/31/2016	$9,268	$9,293	$9,329
2/29/2016	$9,034	$9,290	$9,325
3/31/2016	$9,730	$9,944	$9,954
4/30/2016	$9,706	$10,006	$9,863
5/31/2016	$9,952	$10,185	$10,055
6/30/2016	$9,873	$10,206	$10,015
7/31/2016	$10,509	$10,611	$10,488
8/31/2016	$10,580	$10,638	$10,436
9/30/2016	$10,899	$10,655	$10,474
10/31/2016	$10,509	$10,424	$10,228
11/30/2016	$10,235	$10,891	$10,451
12/31/2016	$10,020	$11,103	$10,580
1/31/2017	$11,072	$11,312	$10,937
2/28/2017	$11,299	$11,733	$11,391
3/31/2017	$11,671	$11,741	$11,523
4/30/2017	$12,187	$11,865	$11,786
5/31/2017	$12,974	$11,987	$12,093
6/30/2017	$12,853	$12,095	$12,061
7/31/2017	$13,264	$12,323	$12,381
8/31/2017	$13,626	$12,347	$12,608
10/31/2017	$14,190	$12,924	$13,267
11/30/2017	$14,475	$13,316	$13,670
12/31/2017	$14,462	$13,450	$13,777
1/31/2018	$15,881	$14,158	$14,752
2/28/2018	$16,076	$13,637	$14,366
3/31/2018	$15,875	$13,363	$13,972
4/30/2018	$15,863	$13,414	$14,020
5/31/2018	$16,900	$13,792	$14,635
6/30/2018	$17,177	$13,883	$14,776
7/31/2018	$17,136	$14,343	$15,210
8/31/2018	$18,620	$14,847	$16,041
9/30/2018	$18,461	$14,871	$16,131
10/31/2018	$16,570	$13,776	$14,688
11/30/2018	$16,741	$14,052	$14,844
12/31/2018	$15,466	$12,745	$13,568
1/31/2019	$17,316	$13,838	$14,788
2/28/2019	$18,100	$14,325	$15,317
3/31/2019	$18,340	$14,534	$15,753
4/30/2019	$19,086	$15,115	$16,464
5/31/2019	$18,426	$14,137	$15,424
6/30/2019	$19,697	$15,129	$16,484
7/31/2019	$19,814	$15,354	$16,856
8/31/2019	$18,864	$15,041	$16,727
9/30/2019	$17,508	$15,305	$16,729
10/31/2019	$17,514	$15,635	$17,200
11/30/2019	$19,025	$16,229	$17,964
12/31/2019	$18,854	$16,698	$18,506
1/31/2020	$20,041	$16,680	$18,919
2/29/2020	$19,953	$15,314	$17,631
3/31/2020	$18,102	$13,208	$15,896
4/30/2020	$21,871	$14,957	$18,249
5/31/2020	$25,858	$15,757	$19,474
6/30/2020	$28,590	$16,117	$20,322
7/31/2020	$31,526	$17,033	$21,885
8/31/2020	$34,129	$18,266	$24,144
9/30/2020	$34,590	$17,601	$23,008
10/31/2020	$33,234	$17,221	$22,226
11/30/2020	$39,526	$19,317	$24,502
12/31/2020	$39,990	$20,186	$25,629
1/31/2021	$40,565	$20,096	$25,439
2/28/2021	$42,603	$20,724	$25,433
3/31/2021	$39,045	$21,467	$25,870
4/30/2021	$40,849	$22,573	$27,630
5/31/2021	$39,777	$22,676	$27,248
6/30/2021	$44,577	$23,236	$28,958
7/31/2021	$44,599	$23,628	$29,912
8/31/2021	$45,593	$24,302	$31,030
9/30/2021	$42,759	$23,212	$29,293
10/31/2021	$46,054	$24,782	$31,830
11/30/2021	$44,528	$24,404	$32,024
12/31/2021	$39,708	$25,365	$32,701
1/31/2022	$30,892	$23,873	$29,895
2/28/2022	$30,555	$23,272	$28,625
3/31/2022	$29,015	$24,026	$29,745
4/30/2022	$22,472	$21,870	$26,153
5/31/2022	$18,633	$21,841	$25,545
6/30/2022	$17,067	$20,014	$23,521
7/31/2022	$19,391	$21,891	$26,344
8/31/2022	$19,736	$21,074	$25,117
9/30/2022	$17,673	$19,120	$22,675
10/31/2022	$18,132	$20,688	$24,001
11/30/2022	$17,676	$21,768	$25,094
12/31/2022	$15,803	$20,493	$23,173
1/31/2023	$18,596	$21,905	$25,105
2/28/2023	$17,811	$21,393	$24,807
3/31/2023	$18,461	$21,965	$26,502
4/30/2023	$17,322	$22,199	$26,764
5/31/2023	$19,144	$22,285	$27,984
6/30/2023	$20,798	$23,807	$29,897
7/31/2023	$22,654	$24,661	$30,904
8/31/2023	$20,578	$24,185	$30,627
9/30/2023	$19,422	$23,032	$28,961
10/31/2023	$17,558	$22,422	$28,549
11/30/2023	$20,806	$24,513	$31,661
12/31/2023	$23,346	$25,813	$33,063
1/31/2024	$21,928	$26,099	$33,888
2/29/2024	$24,519	$27,512	$36,200
3/31/2024	$25,042	$28,399	$36,837
4/30/2024	$22,662	$27,150	$35,275
5/31/2024	$22,207	$28,432	$37,386
6/30/2024	$23,422	$29,313	$39,907
7/31/2024	$23,717	$29,857	$39,229
8/31/2024	$25,362	$30,507	$40,046
9/30/2024	$26,898	$31,138	$41,180
10/31/2024	$28,720	$30,910	$41,044
11/30/2024	$35,293	$32,966	$43,706
12/31/2024	$33,698	$31,958	$44,092
1/31/2025	$36,955	$32,967	$44,964
2/28/2025	$34,474	$32,336	$43,349
3/31/2025	$30,247	$30,449	$39,697
4/30/2025	$32,863	$30,245	$40,400
5/31/2025	$37,487	$32,162	$43,975
6/30/2025	$40,035	$33,796	$46,778
7/31/2025	$40,819	$34,540	$48,544
8/31/2025	$41,975	$35,340	$49,087
9/30/2025	$44,869	$36,559	$51,695
10/31/2025	$45,299	$37,343	$53,572

Average Annual Return [Table Text Block]
IBD98	1 Year	5 Years	10 Years
Class I	57.73%	6.39%	16.31%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,737,235,840
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 10,473,900
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,737,235,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,473,900

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.2%
Consumer Discretionary	17.3
Financials	9.4
Health Care	7.4
Communication Services	5.8
Industrials	5.0
Repurchase Agreements	8.0
Other Investment Company	0.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	14.8%
Tesla, Inc.	8.8
AppLovin Corp., Class A	6.6
Affirm Holdings, Inc.	6.0
ROBLOX Corp., Class A	5.8
Snowflake, Inc., Class A	5.0
Royalty Pharma PLC, Class A	4.7
Shopify, Inc., Class A	4.7
DoorDash, Inc., Class A	4.4
Strategy, Inc., Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021203
Shareholder Report [Line Items]
Fund Name			Transamerica Capital Growth
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$94	0.73%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 57.99%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  For the fiscal year ended October 31, 2025, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish U.S. Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the Fund’s outperformance was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a cloud data platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financial sector.

  The largest detracting holdings included a digital advertising software platform (sold during the fiscal year), a leading seller of used cars in the U.S. (sold during the fiscal year), a developer of internet connected sensor systems, a health care and industrial equipment manufacturer (sold during the fiscal year), and a cross-border e-commerce platform (sold during the fiscal year).

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,351	$10,055	$10,028
12/31/2015	$10,320	$9,849	$9,881
1/31/2016	$9,275	$9,293	$9,329
2/29/2016	$9,040	$9,290	$9,325
3/31/2016	$9,734	$9,944	$9,954
4/30/2016	$9,716	$10,006	$9,863
5/31/2016	$9,963	$10,185	$10,055
6/30/2016	$9,885	$10,206	$10,015
7/31/2016	$10,519	$10,611	$10,488
8/31/2016	$10,591	$10,638	$10,436
9/30/2016	$10,911	$10,655	$10,474
10/31/2016	$10,525	$10,424	$10,228
11/30/2016	$10,247	$10,891	$10,451
12/31/2016	$10,037	$11,103	$10,580
1/31/2017	$11,092	$11,312	$10,937
2/28/2017	$11,323	$11,733	$11,391
3/31/2017	$11,694	$11,741	$11,523
4/30/2017	$12,213	$11,865	$11,786
5/31/2017	$13,004	$11,987	$12,093
6/30/2017	$12,880	$12,095	$12,061
7/31/2017	$13,292	$12,323	$12,381
8/31/2017	$13,655	$12,347	$12,608
10/31/2017	$14,224	$12,924	$13,267
11/30/2017	$14,512	$13,316	$13,670
12/31/2017	$14,497	$13,450	$13,777
1/31/2018	$15,925	$14,158	$14,752
2/28/2018	$16,127	$13,637	$14,366
3/31/2018	$15,925	$13,363	$13,972
4/30/2018	$15,913	$13,414	$14,020
5/31/2018	$16,949	$13,792	$14,635
6/30/2018	$17,234	$13,883	$14,776
7/31/2018	$17,199	$14,343	$15,210
8/31/2018	$18,686	$14,847	$16,041
9/30/2018	$18,532	$14,871	$16,131
10/31/2018	$16,627	$13,776	$14,688
11/30/2018	$16,806	$14,052	$14,844
12/31/2018	$15,527	$12,745	$13,568
1/31/2019	$17,385	$13,838	$14,788
2/28/2019	$18,170	$14,325	$15,317
3/31/2019	$18,418	$14,534	$15,753
4/30/2019	$19,164	$15,115	$16,464
5/31/2019	$18,510	$14,137	$15,424
6/30/2019	$19,779	$15,129	$16,484
7/31/2019	$19,897	$15,354	$16,856
8/31/2019	$18,955	$15,041	$16,727
9/30/2019	$17,581	$15,305	$16,729
10/31/2019	$17,594	$15,635	$17,200
11/30/2019	$19,125	$16,229	$17,964
12/31/2019	$18,947	$16,698	$18,506
1/31/2020	$20,144	$16,680	$18,919
2/29/2020	$20,063	$15,314	$17,631
3/31/2020	$18,204	$13,208	$15,896
4/30/2020	$21,987	$14,957	$18,249
5/31/2020	$25,996	$15,757	$19,474
6/30/2020	$28,744	$16,117	$20,322
7/31/2020	$31,703	$17,033	$21,885
8/31/2020	$34,322	$18,266	$24,144
9/30/2020	$34,791	$17,601	$23,008
10/31/2020	$33,433	$17,221	$22,226
11/30/2020	$39,754	$19,317	$24,502
12/31/2020	$40,229	$20,186	$25,629
1/31/2021	$40,808	$20,096	$25,439
2/28/2021	$42,873	$20,724	$25,433
3/31/2021	$39,287	$21,467	$25,870
4/30/2021	$41,098	$22,573	$27,630
5/31/2021	$40,029	$22,676	$27,248
6/30/2021	$44,866	$23,236	$28,958
7/31/2021	$44,902	$23,628	$29,912
8/31/2021	$45,898	$24,302	$31,030
9/30/2021	$43,054	$23,212	$29,293
10/31/2021	$46,369	$24,782	$31,830
11/30/2021	$44,829	$24,404	$32,024
12/31/2021	$39,981	$25,365	$32,701
1/31/2022	$31,126	$23,873	$29,895
2/28/2022	$30,796	$23,272	$28,625
3/31/2022	$29,235	$24,026	$29,745
4/30/2022	$22,602	$21,870	$26,153
5/31/2022	$18,760	$21,841	$25,545
6/30/2022	$17,169	$20,014	$23,521
7/31/2022	$19,510	$21,891	$26,344
8/31/2022	$19,870	$21,074	$25,117
9/30/2022	$17,799	$19,120	$22,675
10/31/2022	$18,249	$20,688	$24,001
11/30/2022	$17,769	$21,768	$25,094
12/31/2022	$15,908	$20,493	$23,173
1/31/2023	$18,730	$21,905	$25,105
2/28/2023	$17,919	$21,393	$24,807
3/31/2023	$18,580	$21,965	$26,502
4/30/2023	$17,439	$22,199	$26,764
5/31/2023	$19,270	$22,285	$27,984
6/30/2023	$20,951	$23,807	$29,897
7/31/2023	$22,812	$24,661	$30,904
8/31/2023	$20,711	$24,185	$30,627
9/30/2023	$19,570	$23,032	$28,961
10/31/2023	$17,679	$22,422	$28,549
11/30/2023	$20,951	$24,513	$31,661
12/31/2023	$23,502	$25,813	$33,063
1/31/2024	$22,091	$26,099	$33,888
2/29/2024	$24,703	$27,512	$36,200
3/31/2024	$25,213	$28,399	$36,837
4/30/2024	$22,842	$27,150	$35,275
5/31/2024	$22,362	$28,432	$37,386
6/30/2024	$23,592	$29,313	$39,907
7/31/2024	$23,892	$29,857	$39,229
8/31/2024	$25,543	$30,507	$40,046
9/30/2024	$27,104	$31,138	$41,180
10/31/2024	$28,935	$30,910	$41,044
11/30/2024	$35,568	$32,966	$43,706
12/31/2024	$33,978	$31,958	$44,092
1/31/2025	$37,249	$32,967	$44,964
2/28/2025	$34,758	$32,336	$43,349
3/31/2025	$30,496	$30,449	$39,697
4/30/2025	$33,137	$30,245	$40,400
5/31/2025	$37,789	$32,162	$43,975
6/30/2025	$40,371	$33,796	$46,778
7/31/2025	$41,181	$34,540	$48,544
8/31/2025	$42,322	$35,340	$49,087
9/30/2025	$45,263	$36,559	$51,695
10/31/2025	$45,714	$37,343	$53,572

Average Annual Return [Table Text Block]
IBD94	1 Year	5 Years	10 Years
Class I2	57.99%	6.46%	16.41%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,737,235,840
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 10,473,900
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,737,235,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,473,900

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.2%
Consumer Discretionary	17.3
Financials	9.4
Health Care	7.4
Communication Services	5.8
Industrials	5.0
Repurchase Agreements	8.0
Other Investment Company	0.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	14.8%
Tesla, Inc.	8.8
AppLovin Corp., Class A	6.6
Affirm Holdings, Inc.	6.0
ROBLOX Corp., Class A	5.8
Snowflake, Inc., Class A	5.0
Royalty Pharma PLC, Class A	4.7
Shopify, Inc., Class A	4.7
DoorDash, Inc., Class A	4.4
Strategy, Inc., Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000234682
Shareholder Report [Line Items]
Fund Name			Transamerica Capital Growth
Class Name			Class R
Trading Symbol			TAAEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$181	1.41%

Expenses Paid, Amount			$ 181
Expense Ratio, Percent			1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 56.82%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  For the fiscal year ended October 31, 2025, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish U.S. Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the Fund’s outperformance was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a cloud data platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financial sector.

  The largest detracting holdings included a digital advertising software platform (sold during the fiscal year), a leading seller of used cars in the U.S. (sold during the fiscal year), a developer of internet connected sensor systems, a health care and industrial equipment manufacturer (sold during the fiscal year), and a cross-border e-commerce platform (sold during the fiscal year).

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Growth Index
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$9,731	$10,324	$10,391
4/30/2022	$7,524	$9,398	$9,136
5/31/2022	$6,236	$9,385	$8,924
6/30/2022	$5,710	$8,600	$8,217
7/31/2022	$6,484	$9,407	$9,203
8/31/2022	$6,594	$9,056	$8,775
9/30/2022	$5,909	$8,216	$7,922
10/31/2022	$6,068	$8,890	$8,385
11/30/2022	$5,909	$9,354	$8,767
12/31/2022	$5,282	$8,806	$8,095
1/31/2023	$6,218	$9,413	$8,770
2/28/2023	$5,952	$9,193	$8,666
3/31/2023	$6,163	$9,439	$9,258
4/30/2023	$5,777	$9,539	$9,350
5/31/2023	$6,383	$9,576	$9,776
6/30/2023	$6,931	$10,230	$10,444
7/31/2023	$7,546	$10,597	$10,796
8/31/2023	$6,851	$10,392	$10,699
9/30/2023	$6,463	$9,897	$10,117
10/31/2023	$5,838	$9,635	$9,973
11/30/2023	$6,916	$10,533	$11,061
12/31/2023	$7,757	$11,092	$11,550
1/31/2024	$7,283	$11,215	$11,839
2/29/2024	$8,136	$11,822	$12,646
3/31/2024	$8,308	$12,203	$12,869
4/30/2024	$7,515	$11,666	$12,323
5/31/2024	$7,359	$12,218	$13,061
6/30/2024	$7,760	$12,596	$13,941
7/31/2024	$7,852	$12,830	$13,704
8/31/2024	$8,394	$13,109	$13,990
9/30/2024	$8,895	$13,380	$14,386
10/31/2024	$9,495	$13,282	$14,338
11/30/2024	$11,665	$14,166	$15,268
12/31/2024	$11,129	$13,733	$15,403
1/31/2025	$12,200	$14,166	$15,708
2/28/2025	$11,377	$13,895	$15,144
3/31/2025	$9,976	$13,084	$13,868
4/30/2025	$10,832	$12,997	$14,113
5/31/2025	$12,353	$13,820	$15,362
6/30/2025	$13,185	$14,522	$16,342
7/31/2025	$13,436	$14,842	$16,959
8/31/2025	$13,810	$15,186	$17,148
9/30/2025	$14,755	$15,710	$18,059
10/31/2025	$14,890	$16,047	$18,715

Average Annual Return [Table Text Block]
IBD95	1 Year	Since Inception 3/1/22
Class R	56.82%	11.45%
Russell 3000®IndexFootnote Reference(a)	20.81%	13.75%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	18.62%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,737,235,840
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 10,473,900
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,737,235,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,473,900

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.2%
Consumer Discretionary	17.3
Financials	9.4
Health Care	7.4
Communication Services	5.8
Industrials	5.0
Repurchase Agreements	8.0
Other Investment Company	0.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	14.8%
Tesla, Inc.	8.8
AppLovin Corp., Class A	6.6
Affirm Holdings, Inc.	6.0
ROBLOX Corp., Class A	5.8
Snowflake, Inc., Class A	5.0
Royalty Pharma PLC, Class A	4.7
Shopify, Inc., Class A	4.7
DoorDash, Inc., Class A	4.4
Strategy, Inc., Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000215064
Shareholder Report [Line Items]
Fund Name			Transamerica Capital Growth
Class Name			Class R6
Trading Symbol			TCPWX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.74%

Expenses Paid, Amount			$ 95
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 57.82%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  For the fiscal year ended October 31, 2025, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish U.S. Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the Fund’s outperformance was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a cloud data platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financial sector.

  The largest detracting holdings included a digital advertising software platform (sold during the fiscal year), a leading seller of used cars in the U.S. (sold during the fiscal year), a developer of internet connected sensor systems, a health care and industrial equipment manufacturer (sold during the fiscal year), and a cross-border e-commerce platform (sold during the fiscal year).

  The views expressed reflect the opinions of Morgan Stanley Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
10/18/2019	$10,000	$10,000	$10,000
10/31/2019	$10,060	$10,134	$10,114
11/30/2019	$10,935	$10,520	$10,563
12/31/2019	$10,834	$10,823	$10,882
1/31/2020	$11,518	$10,812	$11,125
2/29/2020	$11,471	$9,926	$10,367
3/31/2020	$10,408	$8,561	$9,348
4/30/2020	$12,571	$9,695	$10,731
5/31/2020	$14,864	$10,214	$11,451
6/30/2020	$16,435	$10,447	$11,950
7/31/2020	$18,127	$11,040	$12,869
8/31/2020	$19,624	$11,840	$14,197
9/30/2020	$19,892	$11,409	$13,529
10/31/2020	$19,116	$11,163	$13,070
11/30/2020	$22,730	$12,521	$14,408
12/31/2020	$23,001	$13,084	$15,071
1/31/2021	$23,333	$13,026	$14,959
2/28/2021	$24,503	$13,433	$14,956
3/31/2021	$22,463	$13,915	$15,212
4/30/2021	$23,499	$14,632	$16,248
5/31/2021	$22,888	$14,699	$16,023
6/30/2021	$25,653	$15,061	$17,028
7/31/2021	$25,663	$15,316	$17,589
8/31/2021	$26,243	$15,753	$18,247
9/30/2021	$24,607	$15,046	$17,225
10/31/2021	$26,512	$16,063	$18,717
11/30/2021	$25,632	$15,819	$18,831
12/31/2021	$22,860	$16,442	$19,229
1/31/2022	$17,797	$15,474	$17,579
2/28/2022	$17,591	$15,085	$16,832
3/31/2022	$16,716	$15,574	$17,491
4/30/2022	$12,923	$14,176	$15,379
5/31/2022	$10,726	$14,157	$15,021
6/30/2022	$9,817	$12,973	$13,831
7/31/2022	$11,155	$14,190	$15,491
8/31/2022	$11,361	$13,660	$14,770
9/30/2022	$10,177	$12,394	$13,334
10/31/2022	$10,434	$13,410	$14,113
11/30/2022	$10,177	$14,110	$14,756
12/31/2022	$9,096	$13,284	$13,627
1/31/2023	$10,709	$14,199	$14,762
2/28/2023	$10,263	$13,867	$14,587
3/31/2023	$10,623	$14,238	$15,584
4/30/2023	$9,971	$14,389	$15,738
5/31/2023	$11,018	$14,445	$16,455
6/30/2023	$11,979	$15,432	$17,580
7/31/2023	$13,043	$15,985	$18,173
8/31/2023	$11,859	$15,676	$18,010
9/30/2023	$11,190	$14,930	$17,030
10/31/2023	$10,108	$14,534	$16,788
11/30/2023	$11,979	$15,889	$18,618
12/31/2023	$13,455	$16,732	$19,442
1/31/2024	$12,631	$16,917	$19,927
2/29/2024	$14,124	$17,833	$21,287
3/31/2024	$14,433	$18,408	$21,661
4/30/2024	$13,060	$17,598	$20,743
5/31/2024	$12,803	$18,430	$21,984
6/30/2024	$13,506	$19,000	$23,467
7/31/2024	$13,661	$19,353	$23,068
8/31/2024	$14,622	$19,775	$23,548
9/30/2024	$15,497	$20,184	$24,215
10/31/2024	$16,561	$20,036	$24,135
11/30/2024	$20,354	$21,368	$25,700
12/31/2024	$19,427	$20,715	$25,927
1/31/2025	$21,315	$21,369	$26,440
2/28/2025	$19,873	$20,960	$25,490
3/31/2025	$17,437	$19,737	$23,343
4/30/2025	$18,947	$19,605	$23,756
5/31/2025	$21,624	$20,847	$25,858
6/30/2025	$23,100	$21,906	$27,507
7/31/2025	$23,546	$22,389	$28,545
8/31/2025	$24,215	$22,907	$28,865
9/30/2025	$25,880	$23,698	$30,398
10/31/2025	$26,138	$24,205	$31,502

Average Annual Return [Table Text Block]
IBD9B	1 Year	5 Years	Since Inception 10/18/19
Class R6	57.82%	6.46%	17.25%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	15.77%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	20.93%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,737,235,840
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 10,473,900
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,737,235,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,473,900

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.2%
Consumer Discretionary	17.3
Financials	9.4
Health Care	7.4
Communication Services	5.8
Industrials	5.0
Repurchase Agreements	8.0
Other Investment Company	0.6
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	14.8%
Tesla, Inc.	8.8
AppLovin Corp., Class A	6.6
Affirm Holdings, Inc.	6.0
ROBLOX Corp., Class A	5.8
Snowflake, Inc., Class A	5.0
Royalty Pharma PLC, Class A	4.7
Shopify, Inc., Class A	4.7
DoorDash, Inc., Class A	4.4
Strategy, Inc., Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000240466
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class A
Trading Symbol			TABDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.64%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Aggregate Bond Index
11/1/2022	$9,524	$10,000
11/30/2022	$9,810	$10,368
12/31/2022	$9,789	$10,321
1/31/2023	$10,090	$10,639
2/28/2023	$9,841	$10,363
3/31/2023	$10,068	$10,627
4/30/2023	$10,120	$10,691
5/31/2023	$10,012	$10,575
6/30/2023	$9,996	$10,537
7/31/2023	$9,993	$10,530
8/31/2023	$9,933	$10,462
9/30/2023	$9,685	$10,197
10/31/2023	$9,533	$10,036
11/30/2023	$9,954	$10,490
12/31/2023	$10,330	$10,892
1/31/2024	$10,317	$10,862
2/29/2024	$10,171	$10,708
3/31/2024	$10,268	$10,807
4/30/2024	$10,004	$10,534
5/31/2024	$10,173	$10,713
6/30/2024	$10,292	$10,814
7/31/2024	$10,473	$11,067
8/31/2024	$10,642	$11,226
9/30/2024	$10,774	$11,376
10/31/2024	$10,517	$11,094
11/30/2024	$10,626	$11,211
12/31/2024	$10,441	$11,028
1/31/2025	$10,501	$11,086
2/28/2025	$10,705	$11,330
3/31/2025	$10,694	$11,335
4/30/2025	$10,717	$11,379
5/31/2025	$10,653	$11,298
6/30/2025	$10,826	$11,471
7/31/2025	$10,813	$11,441
8/31/2025	$10,939	$11,578
9/30/2025	$11,049	$11,704
10/31/2025	$11,110	$11,777

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CW1	1 Year	Since Inception 11/1/22
Class A with Load	0.61%	3.57%
Class A	5.64%	5.27%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	5.60%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000240467
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class C
Trading Symbol			TABEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.52%

Expenses Paid, Amount			$ 156
Expense Ratio, Percent			1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.84%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Aggregate Bond Index
11/1/2022	$10,000	$10,000
11/30/2022	$10,294	$10,368
12/31/2022	$10,274	$10,321
1/31/2023	$10,558	$10,639
2/28/2023	$10,303	$10,363
3/31/2023	$10,535	$10,627
4/30/2023	$10,547	$10,691
5/31/2023	$10,429	$10,575
6/30/2023	$10,408	$10,537
7/31/2023	$10,400	$10,530
8/31/2023	$10,331	$10,462
9/30/2023	$10,067	$10,197
10/31/2023	$9,901	$10,036
11/30/2023	$10,334	$10,490
12/31/2023	$10,719	$10,892
1/31/2024	$10,698	$10,862
2/29/2024	$10,540	$10,708
3/31/2024	$10,645	$10,807
4/30/2024	$10,364	$10,534
5/31/2024	$10,520	$10,713
6/30/2024	$10,637	$10,814
7/31/2024	$10,817	$11,067
8/31/2024	$10,985	$11,226
9/30/2024	$11,127	$11,376
10/31/2024	$10,841	$11,094
11/30/2024	$10,946	$11,211
12/31/2024	$10,761	$11,028
1/31/2025	$10,802	$11,086
2/28/2025	$11,020	$11,330
3/31/2025	$11,001	$11,335
4/30/2025	$11,018	$11,379
5/31/2025	$10,945	$11,298
6/30/2025	$11,116	$11,471
7/31/2025	$11,082	$11,441
8/31/2025	$11,204	$11,578
9/30/2025	$11,324	$11,704
10/31/2025	$11,366	$11,777

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CW3	1 Year	Since Inception 11/1/22
Class C with Load	3.84%	4.36%
Class C	4.84%	4.36%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	5.60%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000240465
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class I
Trading Symbol			TABGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.44%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 6.11%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Aggregate Bond Index
11/1/2022	$10,000	$10,000
11/30/2022	$10,328	$10,368
12/31/2022	$10,310	$10,321
1/31/2023	$10,620	$10,639
2/28/2023	$10,372	$10,363
3/31/2023	$10,602	$10,627
4/30/2023	$10,673	$10,691
5/31/2023	$10,540	$10,575
6/30/2023	$10,527	$10,537
7/31/2023	$10,528	$10,530
8/31/2023	$10,467	$10,462
9/30/2023	$10,207	$10,197
10/31/2023	$10,047	$10,036
11/30/2023	$10,469	$10,490
12/31/2023	$10,869	$10,892
1/31/2024	$10,857	$10,862
2/29/2024	$10,704	$10,708
3/31/2024	$10,820	$10,807
4/30/2024	$10,531	$10,534
5/31/2024	$10,712	$10,713
6/30/2024	$10,841	$10,814
7/31/2024	$11,035	$11,067
8/31/2024	$11,217	$11,226
9/30/2024	$11,360	$11,376
10/31/2024	$11,090	$11,094
11/30/2024	$11,208	$11,211
12/31/2024	$11,027	$11,028
1/31/2025	$11,080	$11,086
2/28/2025	$11,313	$11,330
3/31/2025	$11,304	$11,335
4/30/2025	$11,331	$11,379
5/31/2025	$11,267	$11,298
6/30/2025	$11,453	$11,471
7/31/2025	$11,429	$11,441
8/31/2025	$11,566	$11,578
9/30/2025	$11,700	$11,704
10/31/2025	$11,768	$11,777

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CW8	1 Year	Since Inception 11/1/22
Class I	6.11%	5.58%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	5.60%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137931
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$44	0.43%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.99%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Aggregate Bond Index
3/24/2017	$10,000	$10,000
4/30/2017	$10,018	$10,017
5/31/2017	$10,099	$10,095
6/30/2017	$10,179	$10,172
7/31/2017	$10,189	$10,162
8/31/2017	$10,229	$10,206
9/30/2017	$10,319	$10,297
10/31/2017	$10,293	$10,254
11/30/2017	$10,284	$10,241
12/31/2017	$10,325	$10,288
1/31/2018	$10,215	$10,169
2/28/2018	$10,105	$10,073
3/31/2018	$10,159	$10,138
4/30/2018	$10,092	$10,062
5/31/2018	$10,157	$10,134
6/30/2018	$10,141	$10,122
7/31/2018	$10,145	$10,124
8/31/2018	$10,211	$10,189
9/30/2018	$10,153	$10,124
10/31/2018	$10,064	$10,044
11/30/2018	$10,099	$10,104
12/31/2018	$10,258	$10,289
1/31/2019	$10,379	$10,398
2/28/2019	$10,392	$10,392
3/31/2019	$10,595	$10,592
4/30/2019	$10,600	$10,595
5/31/2019	$10,784	$10,783
6/30/2019	$10,916	$10,918
7/31/2019	$10,952	$10,942
8/31/2019	$11,242	$11,226
9/30/2019	$11,174	$11,166
10/31/2019	$11,209	$11,200
11/30/2019	$11,200	$11,194
12/31/2019	$11,181	$11,186
1/31/2020	$11,420	$11,401
2/29/2020	$11,615	$11,607
3/31/2020	$11,295	$11,538
4/30/2020	$11,557	$11,743
5/31/2020	$11,653	$11,798
6/30/2020	$11,780	$11,872
7/31/2020	$11,984	$12,050
8/31/2020	$11,897	$11,952
9/30/2020	$11,897	$11,946
10/31/2020	$11,851	$11,892
11/30/2020	$12,001	$12,009
12/31/2020	$12,036	$12,026
1/31/2021	$11,951	$11,939
2/28/2021	$11,754	$11,767
3/31/2021	$11,636	$11,620
4/30/2021	$11,746	$11,712
5/31/2021	$11,799	$11,750
6/30/2021	$11,899	$11,833
7/31/2021	$12,021	$11,965
8/31/2021	$12,006	$11,942
9/30/2021	$11,898	$11,839
10/31/2021	$11,904	$11,836
11/30/2021	$11,933	$11,871
12/31/2021	$11,923	$11,840
1/31/2022	$11,672	$11,585
2/28/2022	$11,540	$11,456
3/31/2022	$11,259	$11,138
4/30/2022	$10,844	$10,715
5/31/2022	$10,867	$10,784
6/30/2022	$10,677	$10,615
7/31/2022	$10,927	$10,874
8/31/2022	$10,644	$10,567
9/30/2022	$10,187	$10,110
10/31/2022	$10,038	$9,979
11/30/2022	$10,369	$10,346
12/31/2022	$10,352	$10,300
1/31/2023	$10,663	$10,617
2/28/2023	$10,414	$10,342
3/31/2023	$10,645	$10,605
4/30/2023	$10,716	$10,669
5/31/2023	$10,605	$10,553
6/30/2023	$10,592	$10,515
7/31/2023	$10,593	$10,508
8/31/2023	$10,532	$10,441
9/30/2023	$10,272	$10,176
10/31/2023	$10,112	$10,015
11/30/2023	$10,550	$10,469
12/31/2023	$10,965	$10,869
1/31/2024	$10,954	$10,839
2/29/2024	$10,801	$10,686
3/31/2024	$10,906	$10,785
4/30/2024	$10,628	$10,513
5/31/2024	$10,797	$10,691
6/30/2024	$10,940	$10,792
7/31/2024	$11,135	$11,044
8/31/2024	$11,318	$11,203
9/30/2024	$11,461	$11,353
10/31/2024	$11,191	$11,071
11/30/2024	$11,309	$11,188
12/31/2024	$11,128	$11,005
1/31/2025	$11,182	$11,064
2/28/2025	$11,416	$11,307
3/31/2025	$11,394	$11,311
4/30/2025	$11,421	$11,356
5/31/2025	$11,356	$11,274
6/30/2025	$11,544	$11,448
7/31/2025	$11,533	$11,418
8/31/2025	$11,671	$11,554
9/30/2025	$11,793	$11,680
10/31/2025	$11,862	$11,753

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CW4	1 Year	5 Years	Since Inception 3/24/17
Class I2	5.99%	0.02%	2.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.89%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171831
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class I3
Trading Symbol			TMBTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$44	0.43%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 6.11%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg US Aggregate Bond Index
3/24/2017	$10,000	$10,000
4/30/2017	$10,003	$10,017
5/31/2017	$10,094	$10,095
6/30/2017	$10,174	$10,172
7/31/2017	$10,173	$10,162
8/31/2017	$10,224	$10,206
9/30/2017	$10,313	$10,297
10/31/2017	$10,287	$10,254
11/30/2017	$10,278	$10,241
12/31/2017	$10,320	$10,288
1/31/2018	$10,210	$10,169
2/28/2018	$10,100	$10,073
3/31/2018	$10,154	$10,138
4/30/2018	$10,087	$10,062
5/31/2018	$10,152	$10,134
6/30/2018	$10,136	$10,122
7/31/2018	$10,140	$10,124
8/31/2018	$10,206	$10,189
9/30/2018	$10,148	$10,124
10/31/2018	$10,059	$10,044
11/30/2018	$10,094	$10,104
12/31/2018	$10,254	$10,289
1/31/2019	$10,374	$10,398
2/28/2019	$10,377	$10,392
3/31/2019	$10,579	$10,592
4/30/2019	$10,584	$10,595
5/31/2019	$10,778	$10,783
6/30/2019	$10,910	$10,918
7/31/2019	$10,945	$10,942
8/31/2019	$11,234	$11,226
9/30/2019	$11,156	$11,166
10/31/2019	$11,191	$11,200
11/30/2019	$11,193	$11,194
12/31/2019	$11,173	$11,186
1/31/2020	$11,412	$11,401
2/29/2020	$11,606	$11,607
3/31/2020	$11,287	$11,538
4/30/2020	$11,549	$11,743
5/31/2020	$11,645	$11,798
6/30/2020	$11,771	$11,872
7/31/2020	$11,974	$12,050
8/31/2020	$11,888	$11,952
9/30/2020	$11,888	$11,946
10/31/2020	$11,843	$11,892
11/30/2020	$11,992	$12,009
12/31/2020	$12,026	$12,026
1/31/2021	$11,942	$11,939
2/28/2021	$11,734	$11,767
3/31/2021	$11,628	$11,620
4/30/2021	$11,738	$11,712
5/31/2021	$11,791	$11,750
6/30/2021	$11,890	$11,833
7/31/2021	$12,012	$11,965
8/31/2021	$11,997	$11,942
9/30/2021	$11,890	$11,839
10/31/2021	$11,896	$11,836
11/30/2021	$11,925	$11,871
12/31/2021	$11,914	$11,840
1/31/2022	$11,664	$11,585
2/28/2022	$11,532	$11,456
3/31/2022	$11,252	$11,138
4/30/2022	$10,826	$10,715
5/31/2022	$10,861	$10,784
6/30/2022	$10,671	$10,615
7/31/2022	$10,921	$10,874
8/31/2022	$10,627	$10,567
9/30/2022	$10,171	$10,110
10/31/2022	$10,022	$9,979
11/30/2022	$10,364	$10,346
12/31/2022	$10,347	$10,300
1/31/2023	$10,645	$10,617
2/28/2023	$10,398	$10,342
3/31/2023	$10,640	$10,605
4/30/2023	$10,699	$10,669
5/31/2023	$10,600	$10,553
6/30/2023	$10,575	$10,515
7/31/2023	$10,588	$10,508
8/31/2023	$10,516	$10,441
9/30/2023	$10,256	$10,176
10/31/2023	$10,097	$10,015
11/30/2023	$10,546	$10,469
12/31/2023	$10,960	$10,869
1/31/2024	$10,936	$10,839
2/29/2024	$10,784	$10,686
3/31/2024	$10,901	$10,785
4/30/2024	$10,611	$10,513
5/31/2024	$10,793	$10,691
6/30/2024	$10,922	$10,792
7/31/2024	$11,117	$11,044
8/31/2024	$11,313	$11,203
9/30/2024	$11,456	$11,353
10/31/2024	$11,173	$11,071
11/30/2024	$11,291	$11,188
12/31/2024	$11,111	$11,005
1/31/2025	$11,164	$11,064
2/28/2025	$11,398	$11,307
3/31/2025	$11,389	$11,311
4/30/2025	$11,417	$11,356
5/31/2025	$11,352	$11,274
6/30/2025	$11,539	$11,448
7/31/2025	$11,515	$11,418
8/31/2025	$11,652	$11,554
9/30/2025	$11,787	$11,680
10/31/2025	$11,856	$11,753

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CWD	1 Year	5 Years	Since Inception 3/24/17
Class I3	6.11%	0.02%	2.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.89%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171829
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class R
Trading Symbol			TMBRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$95	0.92%

Expenses Paid, Amount			$ 95
Expense Ratio, Percent			0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 5.46%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Aggregate Bond Index
3/24/2017	$10,000	$10,000
4/30/2017	$10,002	$10,017
5/31/2017	$10,088	$10,095
6/30/2017	$10,163	$10,172
7/31/2017	$10,163	$10,162
8/31/2017	$10,200	$10,206
9/30/2017	$10,295	$10,297
10/31/2017	$10,250	$10,254
11/30/2017	$10,237	$10,241
12/31/2017	$10,284	$10,288
1/31/2018	$10,170	$10,169
2/28/2018	$10,056	$10,073
3/31/2018	$10,106	$10,138
4/30/2018	$10,025	$10,062
5/31/2018	$10,085	$10,134
6/30/2018	$10,065	$10,122
7/31/2018	$10,076	$10,124
8/31/2018	$10,136	$10,189
9/30/2018	$10,065	$10,124
10/31/2018	$9,982	$10,044
11/30/2018	$10,013	$10,104
12/31/2018	$10,155	$10,289
1/31/2019	$10,280	$10,398
2/28/2019	$10,279	$10,392
3/31/2019	$10,475	$10,592
4/30/2019	$10,475	$10,595
5/31/2019	$10,652	$10,783
6/30/2019	$10,789	$10,918
7/31/2019	$10,819	$10,942
8/31/2019	$11,089	$11,226
9/30/2019	$11,018	$11,166
10/31/2019	$11,047	$11,200
11/30/2019	$11,045	$11,194
12/31/2019	$11,014	$11,186
1/31/2020	$11,245	$11,401
2/29/2020	$11,432	$11,607
3/31/2020	$11,123	$11,538
4/30/2020	$11,377	$11,743
5/31/2020	$11,466	$11,798
6/30/2020	$11,585	$11,872
7/31/2020	$11,779	$12,050
8/31/2020	$11,687	$11,952
9/30/2020	$11,682	$11,946
10/31/2020	$11,631	$11,892
11/30/2020	$11,773	$12,009
12/31/2020	$11,802	$12,026
1/31/2021	$11,714	$11,939
2/28/2021	$11,517	$11,767
3/31/2021	$11,397	$11,620
4/30/2021	$11,500	$11,712
5/31/2021	$11,547	$11,750
6/30/2021	$11,639	$11,833
7/31/2021	$11,764	$11,965
8/31/2021	$11,733	$11,942
9/30/2021	$11,635	$11,839
10/31/2021	$11,625	$11,836
11/30/2021	$11,648	$11,871
12/31/2021	$11,633	$11,840
1/31/2022	$11,384	$11,585
2/28/2022	$11,251	$11,456
3/31/2022	$10,973	$11,138
4/30/2022	$10,566	$10,715
5/31/2022	$10,583	$10,784
6/30/2022	$10,395	$10,615
7/31/2022	$10,633	$10,874
8/31/2022	$10,354	$10,567
9/30/2022	$9,896	$10,110
10/31/2022	$9,747	$9,979
11/30/2022	$10,075	$10,346
12/31/2022	$10,050	$10,300
1/31/2023	$10,346	$10,617
2/28/2023	$10,102	$10,342
3/31/2023	$10,333	$10,605
4/30/2023	$10,386	$10,669
5/31/2023	$10,274	$10,553
6/30/2023	$10,258	$10,515
7/31/2023	$10,254	$10,508
8/31/2023	$10,192	$10,441
9/30/2023	$9,936	$10,176
10/31/2023	$9,779	$10,015
11/30/2023	$10,208	$10,469
12/31/2023	$10,592	$10,869
1/31/2024	$10,577	$10,839
2/29/2024	$10,426	$10,686
3/31/2024	$10,522	$10,785
4/30/2024	$10,251	$10,513
5/31/2024	$10,410	$10,691
6/30/2024	$10,543	$10,792
7/31/2024	$10,726	$11,044
8/31/2024	$10,897	$11,203
9/30/2024	$11,030	$11,353
10/31/2024	$10,767	$11,071
11/30/2024	$10,876	$11,188
12/31/2024	$10,698	$11,005
1/31/2025	$10,745	$11,064
2/28/2025	$10,965	$11,307
3/31/2025	$10,952	$11,311
4/30/2025	$10,974	$11,356
5/31/2025	$10,895	$11,274
6/30/2025	$11,083	$11,448
7/31/2025	$11,055	$11,418
8/31/2025	$11,182	$11,554
9/30/2025	$11,293	$11,680
10/31/2025	$11,355	$11,753

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CW5	1 Year	5 Years	Since Inception 3/24/17
Class R	5.46%	(0.48%)	1.49%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.89%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171830
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class R4
Trading Symbol			TMBFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 5.75%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,981	$9,974
12/31/2015	$9,940	$9,941
1/31/2016	$10,053	$10,078
2/29/2016	$10,091	$10,150
3/31/2016	$10,193	$10,243
4/30/2016	$10,250	$10,282
5/31/2016	$10,269	$10,285
6/30/2016	$10,451	$10,469
7/31/2016	$10,536	$10,536
8/31/2016	$10,536	$10,524
9/30/2016	$10,536	$10,517
10/31/2016	$10,469	$10,437
11/30/2016	$10,240	$10,190
12/31/2016	$10,260	$10,205
1/31/2017	$10,298	$10,225
2/28/2017	$10,376	$10,293
3/31/2017	$10,366	$10,288
4/30/2017	$10,458	$10,367
5/31/2017	$10,538	$10,447
6/30/2017	$10,536	$10,437
7/31/2017	$10,586	$10,481
8/31/2017	$10,676	$10,575
10/31/2017	$10,644	$10,531
11/30/2017	$10,633	$10,518
12/31/2017	$10,674	$10,566
1/31/2018	$10,558	$10,444
2/28/2018	$10,442	$10,345
3/31/2018	$10,496	$10,412
4/30/2018	$10,424	$10,334
5/31/2018	$10,479	$10,408
6/30/2018	$10,460	$10,395
7/31/2018	$10,473	$10,398
8/31/2018	$10,539	$10,464
9/30/2018	$10,477	$10,397
10/31/2018	$10,383	$10,315
11/30/2018	$10,417	$10,377
12/31/2018	$10,579	$10,567
1/31/2019	$10,701	$10,679
2/28/2019	$10,713	$10,673
3/31/2019	$10,919	$10,878
4/30/2019	$10,922	$10,881
5/31/2019	$11,109	$11,074
6/30/2019	$11,243	$11,213
7/31/2019	$11,277	$11,238
8/31/2019	$11,573	$11,529
9/30/2019	$11,501	$11,468
10/31/2019	$11,535	$11,502
11/30/2019	$11,524	$11,496
12/31/2019	$11,501	$11,488
1/31/2020	$11,745	$11,709
2/29/2020	$11,943	$11,920
3/31/2020	$11,612	$11,850
4/30/2020	$11,879	$12,061
5/31/2020	$11,976	$12,117
6/30/2020	$12,103	$12,193
7/31/2020	$12,310	$12,375
8/31/2020	$12,218	$12,275
9/30/2020	$12,215	$12,269
10/31/2020	$12,167	$12,214
11/30/2020	$12,318	$12,334
12/31/2020	$12,362	$12,351
1/31/2021	$12,273	$12,262
2/28/2021	$12,058	$12,085
3/31/2021	$11,935	$11,934
4/30/2021	$12,045	$12,028
5/31/2021	$12,097	$12,068
6/30/2021	$12,196	$12,152
7/31/2021	$12,330	$12,288
8/31/2021	$12,301	$12,265
9/30/2021	$12,200	$12,159
10/31/2021	$12,192	$12,155
11/30/2021	$12,219	$12,191
12/31/2021	$12,206	$12,160
1/31/2022	$11,947	$11,898
2/28/2022	$11,810	$11,765
3/31/2022	$11,521	$11,439
4/30/2022	$11,095	$11,005
5/31/2022	$11,116	$11,075
6/30/2022	$10,920	$10,902
7/31/2022	$11,173	$11,168
8/31/2022	$10,882	$10,853
9/30/2022	$10,402	$10,384
10/31/2022	$10,260	$10,249
11/30/2022	$10,595	$10,626
12/31/2022	$10,573	$10,578
1/31/2023	$10,888	$10,904
2/28/2023	$10,633	$10,622
3/31/2023	$10,878	$10,891
4/30/2023	$10,937	$10,957
5/31/2023	$10,822	$10,838
6/30/2023	$10,807	$10,799
7/31/2023	$10,805	$10,792
8/31/2023	$10,742	$10,723
9/30/2023	$10,475	$10,451
10/31/2023	$10,311	$10,286
11/30/2023	$10,767	$10,751
12/31/2023	$11,174	$11,163
1/31/2024	$11,161	$11,132
2/29/2024	$11,003	$10,975
3/31/2024	$11,108	$11,076
4/30/2024	$10,824	$10,797
5/31/2024	$10,994	$10,980
6/30/2024	$11,137	$11,084
7/31/2024	$11,333	$11,342
8/31/2024	$11,517	$11,505
9/30/2024	$11,660	$11,660
10/31/2024	$11,384	$11,370
11/30/2024	$11,502	$11,491
12/31/2024	$11,316	$11,303
1/31/2025	$11,368	$11,362
2/28/2025	$11,604	$11,612
3/31/2025	$11,579	$11,617
4/30/2025	$11,605	$11,663
5/31/2025	$11,537	$11,579
6/30/2025	$11,726	$11,757
7/31/2025	$11,712	$11,726
8/31/2025	$11,850	$11,866
9/30/2025	$11,971	$11,996
10/31/2025	$12,038	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CWE	1 Year	5 Years	10 Years
Class R4	5.75%	(0.21%)	1.87%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000228029
Shareholder Report [Line Items]
Fund Name			Transamerica Core Bond
Class Name			Class R6
Trading Symbol			TAGMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 5.99%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%.

  The Fund was overweight to credit relative to its benchmark, the Bloomberg US Aggregate Bond Index, during the fiscal year ended October 31, 2025. This positioning contributed to relative returns as the Fund generated additional yield compared to the benchmark.

  While overall duration was managed relatively in line with the benchmark, overweight portfolio positioning around the 5- to 10-year portion of the yield curve benefited relative performance.

  Credit spread and other price-related impacts modestly detracted from relative returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest relative return contributors.

   Selection in government securities detracted from relative returns, resulting from the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

   Within corporate credit, selection in banking, consumer non-cyclicals and technology contributed the most to relative returns while allocations to banking and electric utilities, as well as security selection in finance companies, detracted.

   During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

   Investment grade corporate credit remained a core holding in the Fund at fiscal year-end, but exposures were adjusted over the period to take advantage of attractive exit/entry points and to achieve desired sub-sector positioning. Notable sub-sector changes included increases to banking and insurance and decreases to technology and energy.

   Allocations to commercial mortgage-backed securities decreased as the sub-adviser chose not to replace exposure that paid off during the period given views at that time on sector fundamentals, technical and valuations.

  While still at relatively low levels compared to historical allocations, the sub-adviser opportunistically increased exposure to high yield corporate credits it viewed favorably from a risk-reward perspective during the fiscal year.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Aggregate Bond Index
5/28/2021	$10,000	$10,000
6/30/2021	$10,084	$10,070
7/31/2021	$10,187	$10,183
8/31/2021	$10,175	$10,163
9/30/2021	$10,084	$10,075
10/31/2021	$10,089	$10,073
11/30/2021	$10,114	$10,103
12/31/2021	$10,105	$10,077
1/31/2022	$9,893	$9,860
2/28/2022	$9,781	$9,750
3/31/2022	$9,543	$9,479
4/30/2022	$9,192	$9,119
5/31/2022	$9,212	$9,178
6/30/2022	$9,051	$9,034
7/31/2022	$9,262	$9,255
8/31/2022	$9,023	$8,993
9/30/2022	$8,627	$8,604
10/31/2022	$8,501	$8,493
11/30/2022	$8,790	$8,805
12/31/2022	$8,776	$8,766
1/31/2023	$9,039	$9,035
2/28/2023	$8,819	$8,802
3/31/2023	$9,026	$9,025
4/30/2023	$9,075	$9,080
5/31/2023	$8,992	$8,981
6/30/2023	$8,971	$8,949
7/31/2023	$8,982	$8,943
8/31/2023	$8,931	$8,886
9/30/2023	$8,700	$8,660
10/31/2023	$8,565	$8,523
11/30/2023	$8,946	$8,909
12/31/2023	$9,298	$9,250
1/31/2024	$9,278	$9,225
2/29/2024	$9,149	$9,095
3/31/2024	$9,248	$9,179
4/30/2024	$9,014	$8,947
5/31/2024	$9,157	$9,098
6/30/2024	$9,267	$9,185
7/31/2024	$9,433	$9,399
8/31/2024	$9,599	$9,534
9/30/2024	$9,720	$9,662
10/31/2024	$9,491	$9,422
11/30/2024	$9,591	$9,522
12/31/2024	$9,427	$9,366
1/31/2025	$9,473	$9,416
2/28/2025	$9,671	$9,623
3/31/2025	$9,664	$9,626
4/30/2025	$9,687	$9,664
5/31/2025	$9,632	$9,595
6/30/2025	$9,791	$9,743
7/31/2025	$9,770	$9,717
8/31/2025	$9,887	$9,833
9/30/2025	$10,002	$9,940
10/31/2025	$10,060	$10,002

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CWB	1 Year	Since Inception 5/28/21
Class R6	5.99%	0.14%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	6.16%	0.01%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,789,670,163
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 6,594,814
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,789,670,163
Number of Portfolio Holdings	517
Portfolio Turnover Rate	75%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,594,814
Average MaturityFootnote Reference§	8.15 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	52.4%
AAA	9.4
AA	1.0
A	10.1
BBB	21.7
BB	3.4
CCC	0.0Footnote Reference*
Below CCC	0.1
NR (Not Rated)	0.3

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.6%
U.S. Government Obligations	28.2
U.S. Government Agency Obligations	24.2
Commercial Paper	15.6
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.5
Short-Term U.S. Government Obligations	3.2
Repurchase Agreements	1.7
Foreign Government Obligations	0.7
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(19.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	3.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 11/01/2054	2.0
U.S. Treasury Bills, 4.27%, 01/15/2026	2.0
Uniform Mortgage-Backed Security, TBA, 4.00%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 11/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 11/01/2055	1.4
U.S. Treasury Notes, 4.00%, 05/31/2030	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.3
U.S. Treasury Notes, 0.63%, 08/15/2030	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000103735
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Debt
Class Name			Class A
Trading Symbol			EMTAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.26%

Expenses Paid, Amount			$ 133
Expense Ratio, Percent			1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 10.93%. For the same period, the Fund’s broad-based benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 12.16%. The performance benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, returned 10.99% over the same period.

  The Fund at NAV performed in line with its blended benchmark during the fiscal year.

  The sub-adviser’s high-yield bias proved favorable as a combination of risk appetite and specific factors related to individual credits or companies (i.e., idiosyncratic) exposures led to strong returns.

  Africa was the top-performing hard currency (i.e., U.S. dollar and euro) sovereign region during the fiscal year, as investor confidence coupled with positive headlines continued to support higher yielding countries including Zambia, Ghana, and Ivory Coast.

  Argentina bonds were a top performer during the fiscal year, following a strong supportive agreement with the International Monetary Fund (“IMF”) and positive relations with the new U.S. administration, including a foreign exchange swap line, despite recent weakness heading into the mid-term elections.

  Pemex was a notable contributor to relative returns, as the quasi-sovereign company continued to receive government support, most recently through direct cash injections.

  Emerging market local currency assets continued to benefit from a weakening dollar environment due to a more isolationist U.S. policy combined with significant funding needs. Therefore, local overweights to Brazil, Zambia, Egypt, and South Africa aided relative returns.

  Not owning India local credits proved beneficial, as geopolitical tension in the country pressured bond prices.

  In corporate bonds, an underweight to less volatile financial credits that did not benefit as much from the risk rally, coupled with exposures to higher-yielding issuers including Banorte, Sammaan Capital, and Ecobank, contributed to relative returns.

  Braskem bonds detracted due to several factors: a potential takeover by an unfriendly bidder, persistent weakness in the chemical sector, and the recent engagement of financial and legal advisors.

  In Chile, Telefonica Moviles Chile underperformed amid a possible divestment by parent company Telefonica España, and WOM Chile struggled to significantly grow market share without compromising profitability following its final restructuring announcement at the end of 2024.

  The Fund maintained a modestly higher-quality bias into the second quarter of 2025, providing the Fund with the flexibility to increase risk exposure as opportunities emerged in disrupted markets following the April 2, 2025 U.S. tariff announcements. Later in the fiscal year, the Fund added some risk as the sub-adviser favored spread compression in high-yield assets and the macroeconomic backdrop remained supportive.

  The views expressed reflect the opinions of MetLife Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2015	$9,528	$10,000	$10,000
11/30/2015	$9,489	$9,994	$9,915
12/31/2015	$9,268	$9,844	$9,754
1/31/2016	$9,159	$9,824	$9,745
2/29/2016	$9,268	$10,023	$9,891
3/31/2016	$9,783	$10,357	$10,386
4/30/2016	$10,065	$10,556	$10,599
5/31/2016	$9,864	$10,524	$10,423
6/30/2016	$10,296	$10,917	$10,808
7/31/2016	$10,446	$11,087	$10,946
8/31/2016	$10,607	$11,286	$11,067
9/30/2016	$10,710	$11,324	$11,153
10/31/2016	$10,659	$11,158	$11,067
11/30/2016	$10,243	$10,694	$10,592
12/31/2016	$10,449	$10,847	$10,734
1/31/2017	$10,665	$11,003	$10,907
2/28/2017	$10,891	$11,232	$11,098
3/31/2017	$10,987	$11,271	$11,201
4/30/2017	$11,132	$11,454	$11,348
5/31/2017	$11,236	$11,549	$11,473
6/30/2017	$11,255	$11,520	$11,487
7/31/2017	$11,444	$11,596	$11,617
8/31/2017	$11,633	$11,796	$11,788
9/30/2017	$11,667	$11,794	$11,790
10/31/2017	$11,614	$11,816	$11,712
11/30/2017	$11,635	$11,784	$11,761
12/31/2017	$11,745	$11,858	$11,871
1/31/2018	$11,939	$11,835	$12,026
2/28/2018	$11,766	$11,603	$11,863
3/31/2018	$11,791	$11,647	$11,907
4/30/2018	$11,596	$11,477	$11,713
5/31/2018	$11,248	$11,352	$11,465
6/30/2018	$11,017	$11,238	$11,310
7/31/2018	$11,314	$11,470	$11,513
8/31/2018	$10,797	$11,249	$11,182
9/30/2018	$11,094	$11,448	$11,375
10/31/2018	$10,841	$11,193	$11,196
11/30/2018	$10,808	$11,149	$11,268
12/31/2018	$10,923	$11,312	$11,398
1/31/2019	$11,466	$11,811	$11,870
2/28/2019	$11,500	$11,885	$11,902
3/31/2019	$11,484	$12,057	$11,968
4/30/2019	$11,507	$12,072	$11,999
5/31/2019	$11,507	$12,141	$12,054
6/30/2019	$11,992	$12,511	$12,475
7/31/2019	$12,082	$12,655	$12,599
8/31/2019	$11,642	$12,724	$12,529
9/30/2019	$11,777	$12,678	$12,577
10/31/2019	$11,971	$12,725	$12,740
11/30/2019	$11,891	$12,704	$12,680
12/31/2019	$12,331	$12,943	$12,964
1/31/2020	$12,458	$13,168	$13,062
2/29/2020	$12,261	$13,061	$12,891
3/31/2020	$10,333	$11,421	$11,376
4/30/2020	$10,720	$11,672	$11,761
5/31/2020	$11,552	$12,342	$12,341
6/30/2020	$11,869	$12,701	$12,603
7/31/2020	$12,315	$13,170	$12,982
8/31/2020	$12,432	$13,210	$13,024
9/30/2020	$12,115	$12,991	$12,848
10/31/2020	$12,115	$12,975	$12,870
11/30/2020	$12,760	$13,462	$13,371
12/31/2020	$13,157	$13,704	$13,663
1/31/2021	$13,015	$13,537	$13,558
2/28/2021	$12,755	$13,190	$13,323
3/31/2021	$12,459	$13,053	$13,122
4/30/2021	$12,732	$13,303	$13,326
5/31/2021	$12,922	$13,447	$13,507
6/30/2021	$12,963	$13,567	$13,539
7/31/2021	$12,975	$13,640	$13,558
8/31/2021	$13,142	$13,764	$13,666
9/30/2021	$12,818	$13,494	$13,399
10/31/2021	$12,746	$13,503	$13,327
11/30/2021	$12,396	$13,307	$13,124
12/31/2021	$12,580	$13,496	$13,270
1/31/2022	$12,347	$13,107	$13,058
2/28/2022	$11,821	$12,385	$12,389
3/31/2022	$11,832	$12,247	$12,173
4/30/2022	$11,167	$11,576	$11,632
5/31/2022	$11,204	$11,598	$11,677
6/30/2022	$10,415	$10,955	$11,170
7/31/2022	$10,737	$11,306	$11,345
8/31/2022	$10,724	$11,174	$11,301
9/30/2022	$10,008	$10,495	$10,745
10/31/2022	$9,945	$10,503	$10,642
11/30/2022	$10,734	$11,233	$11,325
12/31/2022	$10,823	$11,276	$11,474
1/31/2023	$11,316	$11,626	$11,869
2/28/2023	$10,987	$11,370	$11,598
3/31/2023	$11,154	$11,529	$11,832
4/30/2023	$11,218	$11,587	$11,920
5/31/2023	$11,180	$11,484	$11,803
6/30/2023	$11,515	$11,706	$12,042
7/31/2023	$11,787	$11,894	$12,255
8/31/2023	$11,541	$11,728	$12,077
9/30/2023	$11,252	$11,398	$11,804
10/31/2023	$11,133	$11,233	$11,675
11/30/2023	$11,739	$11,883	$12,245
12/31/2023	$12,184	$12,454	$12,700
1/31/2024	$12,144	$12,308	$12,616
2/29/2024	$12,224	$12,392	$12,656
3/31/2024	$12,391	$12,628	$12,783
4/30/2024	$12,162	$12,375	$12,572
5/31/2024	$12,351	$12,600	$12,777
6/30/2024	$12,335	$12,683	$12,807
7/31/2024	$12,567	$12,915	$13,043
8/31/2024	$12,799	$13,216	$13,347
9/30/2024	$13,090	$13,453	$13,624
10/31/2024	$12,826	$13,211	$13,309
11/30/2024	$12,896	$13,368	$13,369
12/31/2024	$12,705	$13,168	$13,197
1/31/2025	$12,904	$13,330	$13,371
2/28/2025	$13,046	$13,549	$13,547
3/31/2025	$12,939	$13,477	$13,588
4/30/2025	$12,968	$13,466	$13,696
5/31/2025	$13,155	$13,580	$13,824
6/30/2025	$13,453	$13,890	$14,117
7/31/2025	$13,569	$14,053	$14,188
8/31/2025	$13,802	$14,268	$14,420
9/30/2025	$13,978	$14,499	$14,610
10/31/2025	$14,213	$14,818	$14,772

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3CN1	1 Year	5 Years	10 Years
Class A with Load	5.56%	2.24%	3.58%
Class A	10.93%	3.25%	4.08%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	12.16%	2.69%	4.01%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	10.99%	2.79%	3.98%
Footnote	Description
Footnote(a)	J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Emerging Markets Debt Blended Benchmark, consists of 35% J.P. Morgan Emerging Markets Bond Index Global Index, 35% J.P. Morgan CEMBI Broad Diversified Index, 30% J.P. Morgan GBI-EM Diversified Global Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 238,837,540
Holdings Count | Holding			218
Advisory Fees Paid, Amount			$ 1,574,588
InvestmentCompanyPortfolioTurnover			199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,837,540
Number of Portfolio Holdings	218
Portfolio Turnover Rate	199%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,574,588
Average MaturityFootnote Reference§	9.56 years
DurationFootnote Reference†	4.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	4.5%
AA	4.2
A	5.7
BBB	26.5
BB	23.0
B	13.8
CCC	7.6
Below CCC	2.0
NR (Not Rated)	7.5

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	60.8%
Corporate Debt Securities	34.0
Repurchase Agreements	3.8
Other Investment Company	1.8
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.8
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.4
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.4
Saudi Arabian Oil Co., 6.38%, 06/02/2055	1.4
Mexico Bonos, 8.50%, 03/02/2028	1.3
Egypt Government Bonds, 23.38%, 08/26/2028	1.2
Romania Government International Bonds, 6.63%, 05/16/2036	1.2
Inter-American Development Bank, 7.35%, 10/06/2030	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000103736
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Debt
Class Name			Class C
Trading Symbol			EMTCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.94%

Expenses Paid, Amount			$ 204
Expense Ratio, Percent			1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 10.06%. For the same period, the Fund’s broad-based benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 12.16%. The performance benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, returned 10.99% over the same period.

  The Fund at NAV performed in line with its blended benchmark during the fiscal year.

  The sub-adviser’s high-yield bias proved favorable as a combination of risk appetite and specific factors related to individual credits or companies (i.e., idiosyncratic) exposures led to strong returns.

  Africa was the top-performing hard currency (i.e., U.S. dollar and euro) sovereign region during the fiscal year, as investor confidence coupled with positive headlines continued to support higher yielding countries including Zambia, Ghana, and Ivory Coast.

  Argentina bonds were a top performer during the fiscal year, following a strong supportive agreement with the International Monetary Fund (“IMF”) and positive relations with the new U.S. administration, including a foreign exchange swap line, despite recent weakness heading into the mid-term elections.

  Pemex was a notable contributor to relative returns, as the quasi-sovereign company continued to receive government support, most recently through direct cash injections.

  Emerging market local currency assets continued to benefit from a weakening dollar environment due to a more isolationist U.S. policy combined with significant funding needs. Therefore, local overweights to Brazil, Zambia, Egypt, and South Africa aided relative returns.

  Not owning India local credits proved beneficial, as geopolitical tension in the country pressured bond prices.

  In corporate bonds, an underweight to less volatile financial credits that did not benefit as much from the risk rally, coupled with exposures to higher-yielding issuers including Banorte, Sammaan Capital, and Ecobank, contributed to relative returns.

  Braskem bonds detracted due to several factors: a potential takeover by an unfriendly bidder, persistent weakness in the chemical sector, and the recent engagement of financial and legal advisors.

  In Chile, Telefonica Moviles Chile underperformed amid a possible divestment by parent company Telefonica España, and WOM Chile struggled to significantly grow market share without compromising profitability following its final restructuring announcement at the end of 2024.

  The Fund maintained a modestly higher-quality bias into the second quarter of 2025, providing the Fund with the flexibility to increase risk exposure as opportunities emerged in disrupted markets following the April 2, 2025 U.S. tariff announcements. Later in the fiscal year, the Fund added some risk as the sub-adviser favored spread compression in high-yield assets and the macroeconomic backdrop remained supportive.

  The views expressed reflect the opinions of MetLife Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,948	$9,994	$9,915
12/31/2015	$9,720	$9,844	$9,754
1/31/2016	$9,594	$9,824	$9,745
2/29/2016	$9,709	$10,023	$9,891
3/31/2016	$10,234	$10,357	$10,386
4/30/2016	$10,529	$10,556	$10,599
5/31/2016	$10,318	$10,524	$10,423
6/30/2016	$10,751	$10,917	$10,808
7/31/2016	$10,909	$11,087	$10,946
8/31/2016	$11,067	$11,286	$11,067
9/30/2016	$11,165	$11,324	$11,153
10/31/2016	$11,101	$11,158	$11,067
11/30/2016	$10,664	$10,694	$10,592
12/31/2016	$10,877	$10,847	$10,734
1/31/2017	$11,092	$11,003	$10,907
2/28/2017	$11,317	$11,232	$11,098
3/31/2017	$11,408	$11,271	$11,201
4/30/2017	$11,560	$11,454	$11,348
5/31/2017	$11,657	$11,549	$11,473
6/30/2017	$11,666	$11,520	$11,487
7/31/2017	$11,852	$11,596	$11,617
8/31/2017	$12,039	$11,796	$11,788
10/31/2017	$12,018	$11,816	$11,712
11/30/2017	$12,029	$11,784	$11,761
12/31/2017	$12,130	$11,858	$11,871
1/31/2018	$12,320	$11,835	$12,026
2/28/2018	$12,141	$11,603	$11,863
3/31/2018	$12,155	$11,647	$11,907
4/30/2018	$11,953	$11,477	$11,713
5/31/2018	$11,581	$11,352	$11,465
6/30/2018	$11,326	$11,238	$11,310
7/31/2018	$11,622	$11,470	$11,513
8/31/2018	$11,087	$11,249	$11,182
9/30/2018	$11,383	$11,448	$11,375
10/31/2018	$11,133	$11,193	$11,196
11/30/2018	$11,087	$11,149	$11,268
12/31/2018	$11,182	$11,312	$11,398
1/31/2019	$11,744	$11,811	$11,870
2/28/2019	$11,767	$11,885	$11,902
3/31/2019	$11,754	$12,057	$11,968
4/30/2019	$11,777	$12,072	$11,999
5/31/2019	$11,766	$12,141	$12,054
6/30/2019	$12,259	$12,511	$12,475
7/31/2019	$12,340	$12,655	$12,599
8/31/2019	$11,887	$12,724	$12,529
9/30/2019	$12,014	$12,678	$12,577
10/31/2019	$12,213	$12,725	$12,740
11/30/2019	$12,119	$12,704	$12,680
12/31/2019	$12,571	$12,943	$12,964
1/31/2020	$12,690	$13,168	$13,062
2/29/2020	$12,476	$13,061	$12,891
3/31/2020	$10,510	$11,421	$11,376
4/30/2020	$10,894	$11,672	$11,761
5/31/2020	$11,735	$12,342	$12,341
6/30/2020	$12,047	$12,701	$12,603
7/31/2020	$12,504	$13,170	$12,982
8/31/2020	$12,600	$13,210	$13,024
9/30/2020	$12,275	$12,991	$12,848
10/31/2020	$12,275	$12,975	$12,870
11/30/2020	$12,924	$13,462	$13,371
12/31/2020	$13,318	$13,704	$13,663
1/31/2021	$13,173	$13,537	$13,558
2/28/2021	$12,896	$13,190	$13,323
3/31/2021	$12,590	$13,053	$13,122
4/30/2021	$12,855	$13,303	$13,326
5/31/2021	$13,049	$13,447	$13,507
6/30/2021	$13,076	$13,567	$13,539
7/31/2021	$13,088	$13,640	$13,558
8/31/2021	$13,246	$13,764	$13,666
9/30/2021	$12,908	$13,494	$13,399
10/31/2021	$12,835	$13,503	$13,327
11/30/2021	$12,481	$13,307	$13,124
12/31/2021	$12,648	$13,496	$13,270
1/31/2022	$12,401	$13,107	$13,058
2/28/2022	$11,868	$12,385	$12,389
3/31/2022	$11,882	$12,247	$12,173
4/30/2022	$11,199	$11,576	$11,632
5/31/2022	$11,236	$11,598	$11,677
6/30/2022	$10,431	$10,955	$11,170
7/31/2022	$10,755	$11,306	$11,345
8/31/2022	$10,730	$11,174	$11,301
9/30/2022	$10,014	$10,495	$10,745
10/31/2022	$9,939	$10,503	$10,642
11/30/2022	$10,719	$11,233	$11,325
12/31/2022	$10,801	$11,276	$11,474
1/31/2023	$11,284	$11,626	$11,869
2/28/2023	$10,954	$11,370	$11,598
3/31/2023	$11,113	$11,529	$11,832
4/30/2023	$11,177	$11,587	$11,920
5/31/2023	$11,126	$11,484	$11,803
6/30/2023	$11,451	$11,706	$12,042
7/31/2023	$11,723	$11,894	$12,255
8/31/2023	$11,477	$11,728	$12,077
9/30/2023	$11,182	$11,398	$11,804
10/31/2023	$11,063	$11,233	$11,675
11/30/2023	$11,655	$11,883	$12,245
12/31/2023	$12,094	$12,454	$12,700
1/31/2024	$12,054	$12,308	$12,616
2/29/2024	$12,107	$12,392	$12,656
3/31/2024	$12,268	$12,628	$12,783
4/30/2024	$12,040	$12,375	$12,572
5/31/2024	$12,228	$12,600	$12,777
6/30/2024	$12,190	$12,683	$12,807
7/31/2024	$12,421	$12,915	$13,043
8/31/2024	$12,651	$13,216	$13,347
9/30/2024	$12,915	$13,453	$13,624
10/31/2024	$12,654	$13,211	$13,309
11/30/2024	$12,709	$13,368	$13,369
12/31/2024	$12,528	$13,168	$13,197
1/31/2025	$12,710	$13,330	$13,371
2/28/2025	$12,851	$13,549	$13,547
3/31/2025	$12,735	$13,477	$13,588
4/30/2025	$12,749	$13,466	$13,696
5/31/2025	$12,934	$13,580	$13,824
6/30/2025	$13,221	$13,890	$14,117
7/31/2025	$13,322	$14,053	$14,188
8/31/2025	$13,551	$14,268	$14,420
9/30/2025	$13,710	$14,499	$14,610
10/31/2025	$13,927	$14,818	$14,772

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3CN3	1 Year	5 Years	10 Years
Class C with Load	9.06%	2.56%	3.37%
Class C	10.06%	2.56%	3.37%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	12.16%	2.69%	4.01%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	10.99%	2.79%	3.98%
Footnote	Description
Footnote(a)	J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Emerging Markets Debt Blended Benchmark, consists of 35% J.P. Morgan Emerging Markets Bond Index Global Index, 35% J.P. Morgan CEMBI Broad Diversified Index, 30% J.P. Morgan GBI-EM Diversified Global Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 238,837,540
Holdings Count | Holding			218
Advisory Fees Paid, Amount			$ 1,574,588
InvestmentCompanyPortfolioTurnover			199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,837,540
Number of Portfolio Holdings	218
Portfolio Turnover Rate	199%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,574,588
Average MaturityFootnote Reference§	9.56 years
DurationFootnote Reference†	4.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	4.5%
AA	4.2
A	5.7
BBB	26.5
BB	23.0
B	13.8
CCC	7.6
Below CCC	2.0
NR (Not Rated)	7.5

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	60.8%
Corporate Debt Securities	34.0
Repurchase Agreements	3.8
Other Investment Company	1.8
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.8
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.4
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.4
Saudi Arabian Oil Co., 6.38%, 06/02/2055	1.4
Mexico Bonos, 8.50%, 03/02/2028	1.3
Egypt Government Bonds, 23.38%, 08/26/2028	1.2
Romania Government International Bonds, 6.63%, 05/16/2036	1.2
Inter-American Development Bank, 7.35%, 10/06/2030	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000103737
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Debt
Class Name			Class I
Trading Symbol			EMTIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.86%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 11.33%. For the same period, the Fund’s broad-based benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 12.16%. The performance benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, returned 10.99% over the same period.

  The Fund performed in line with its blended benchmark during the fiscal year.

  The sub-adviser’s high-yield bias proved favorable as a combination of risk appetite and specific factors related to individual credits or companies (i.e., idiosyncratic) exposures led to strong returns.

  Africa was the top-performing hard currency (i.e., U.S. dollar and euro) sovereign region during the fiscal year, as investor confidence coupled with positive headlines continued to support higher yielding countries including Zambia, Ghana, and Ivory Coast.

  Argentina bonds were a top performer during the fiscal year, following a strong supportive agreement with the International Monetary Fund (“IMF”) and positive relations with the new U.S. administration, including a foreign exchange swap line, despite recent weakness heading into the mid-term elections.

  Pemex was a notable contributor to relative returns, as the quasi-sovereign company continued to receive government support, most recently through direct cash injections.

  Emerging market local currency assets continued to benefit from a weakening dollar environment due to a more isolationist U.S. policy combined with significant funding needs. Therefore, local overweights to Brazil, Zambia, Egypt, and South Africa aided relative returns.

  Not owning India local credits proved beneficial, as geopolitical tension in the country pressured bond prices.

  In corporate bonds, an underweight to less volatile financial credits that did not benefit as much from the risk rally, coupled with exposures to higher-yielding issuers including Banorte, Sammaan Capital, and Ecobank, contributed to relative returns.

  Braskem bonds detracted due to several factors: a potential takeover by an unfriendly bidder, persistent weakness in the chemical sector, and the recent engagement of financial and legal advisors.

  In Chile, Telefonica Moviles Chile underperformed amid a possible divestment by parent company Telefonica España, and WOM Chile struggled to significantly grow market share without compromising profitability following its final restructuring announcement at the end of 2024.

  The Fund maintained a modestly higher-quality bias into the second quarter of 2025, providing the Fund with the flexibility to increase risk exposure as opportunities emerged in disrupted markets following the April 2, 2025 U.S. tariff announcements. Later in the fiscal year, the Fund added some risk as the sub-adviser favored spread compression in high-yield assets and the macroeconomic backdrop remained supportive.

  The views expressed reflect the opinions of MetLife Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,959	$9,994	$9,915
12/31/2015	$9,728	$9,844	$9,754
1/31/2016	$9,624	$9,824	$9,745
2/29/2016	$9,749	$10,023	$9,891
3/31/2016	$10,279	$10,357	$10,386
4/30/2016	$10,585	$10,556	$10,599
5/31/2016	$10,385	$10,524	$10,423
6/30/2016	$10,827	$10,917	$10,808
7/31/2016	$10,996	$11,087	$10,946
8/31/2016	$11,165	$11,286	$11,067
9/30/2016	$11,280	$11,324	$11,153
10/31/2016	$11,227	$11,158	$11,067
11/30/2016	$10,790	$10,694	$10,592
12/31/2016	$11,012	$10,847	$10,734
1/31/2017	$11,239	$11,003	$10,907
2/28/2017	$11,476	$11,232	$11,098
3/31/2017	$11,585	$11,271	$11,201
4/30/2017	$11,749	$11,454	$11,348
5/31/2017	$11,858	$11,549	$11,473
6/30/2017	$11,875	$11,520	$11,487
7/31/2017	$12,074	$11,596	$11,617
8/31/2017	$12,284	$11,796	$11,788
10/31/2017	$12,274	$11,816	$11,712
11/30/2017	$12,297	$11,784	$11,761
12/31/2017	$12,408	$11,858	$11,871
1/31/2018	$12,613	$11,835	$12,026
2/28/2018	$12,443	$11,603	$11,863
3/31/2018	$12,467	$11,647	$11,907
4/30/2018	$12,272	$11,477	$11,713
5/31/2018	$11,894	$11,352	$11,465
6/30/2018	$11,656	$11,238	$11,310
7/31/2018	$11,970	$11,470	$11,513
8/31/2018	$11,424	$11,249	$11,182
9/30/2018	$11,749	$11,448	$11,375
10/31/2018	$11,494	$11,193	$11,196
11/30/2018	$11,447	$11,149	$11,268
12/31/2018	$11,576	$11,312	$11,398
1/31/2019	$12,162	$11,811	$11,870
2/28/2019	$12,185	$11,885	$11,902
3/31/2019	$12,182	$12,057	$11,968
4/30/2019	$12,229	$12,072	$11,999
5/31/2019	$12,229	$12,141	$12,054
6/30/2019	$12,746	$12,511	$12,475
7/31/2019	$12,853	$12,655	$12,599
8/31/2019	$12,387	$12,724	$12,529
9/30/2019	$12,528	$12,678	$12,577
10/31/2019	$12,745	$12,725	$12,740
11/30/2019	$12,661	$12,704	$12,680
12/31/2019	$13,137	$12,943	$12,964
1/31/2020	$13,272	$13,168	$13,062
2/29/2020	$13,063	$13,061	$12,891
3/31/2020	$11,020	$11,421	$11,376
4/30/2020	$11,431	$11,672	$11,761
5/31/2020	$12,327	$12,342	$12,341
6/30/2020	$12,664	$12,701	$12,603
7/31/2020	$13,149	$13,170	$12,982
8/31/2020	$13,274	$13,210	$13,024
9/30/2020	$12,938	$12,991	$12,848
10/31/2020	$12,950	$12,975	$12,870
11/30/2020	$13,647	$13,462	$13,371
12/31/2020	$14,071	$13,704	$13,663
1/31/2021	$13,933	$13,537	$13,558
2/28/2021	$13,656	$13,190	$13,323
3/31/2021	$13,338	$13,053	$13,122
4/30/2021	$13,629	$13,303	$13,326
5/31/2021	$13,845	$13,447	$13,507
6/30/2021	$13,887	$13,567	$13,539
7/31/2021	$13,913	$13,640	$13,558
8/31/2021	$14,091	$13,764	$13,666
9/30/2021	$13,747	$13,494	$13,399
10/31/2021	$13,682	$13,503	$13,327
11/30/2021	$13,310	$13,307	$13,124
12/31/2021	$13,509	$13,496	$13,270
1/31/2022	$13,260	$13,107	$13,058
2/28/2022	$12,697	$12,385	$12,389
3/31/2022	$12,723	$12,247	$12,173
4/30/2022	$12,051	$11,576	$11,632
5/31/2022	$12,091	$11,598	$11,677
6/30/2022	$11,243	$10,955	$11,170
7/31/2022	$11,589	$11,306	$11,345
8/31/2022	$11,589	$11,174	$11,301
9/30/2022	$10,820	$10,495	$10,745
10/31/2022	$10,752	$10,503	$10,642
11/30/2022	$11,600	$11,233	$11,325
12/31/2022	$11,708	$11,276	$11,474
1/31/2023	$12,240	$11,626	$11,869
2/28/2023	$11,899	$11,370	$11,598
3/31/2023	$12,077	$11,529	$11,832
4/30/2023	$12,160	$11,587	$11,920
5/31/2023	$12,105	$11,484	$11,803
6/30/2023	$12,475	$11,706	$12,042
7/31/2023	$12,782	$11,894	$12,255
8/31/2023	$12,516	$11,728	$12,077
9/30/2023	$12,216	$11,398	$11,804
10/31/2023	$12,087	$11,233	$11,675
11/30/2023	$12,757	$11,883	$12,245
12/31/2023	$13,236	$12,454	$12,700
1/31/2024	$13,193	$12,308	$12,616
2/29/2024	$13,279	$12,392	$12,656
3/31/2024	$13,459	$12,628	$12,783
4/30/2024	$13,226	$12,375	$12,572
5/31/2024	$13,445	$12,600	$12,777
6/30/2024	$13,413	$12,683	$12,807
7/31/2024	$13,679	$12,915	$13,043
8/31/2024	$13,945	$13,216	$13,347
9/30/2024	$14,243	$13,453	$13,624
10/31/2024	$13,973	$13,211	$13,309
11/30/2024	$14,048	$13,368	$13,369
12/31/2024	$13,856	$13,168	$13,197
1/31/2025	$14,072	$13,330	$13,371
2/28/2025	$14,226	$13,549	$13,547
3/31/2025	$14,123	$13,477	$13,588
4/30/2025	$14,154	$13,466	$13,696
5/31/2025	$14,358	$13,580	$13,824
6/30/2025	$14,696	$13,890	$14,117
7/31/2025	$14,823	$14,053	$14,188
8/31/2025	$15,092	$14,268	$14,420
9/30/2025	$15,282	$14,499	$14,610
10/31/2025	$15,539	$14,818	$14,772

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3CN8	1 Year	5 Years	10 Years
Class I	11.33%	3.71%	4.51%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	12.16%	2.69%	4.01%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	10.99%	2.79%	3.98%
Footnote	Description
Footnote(a)	J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Emerging Markets Debt Blended Benchmark, consists of 35% J.P. Morgan Emerging Markets Bond Index Global Index, 35% J.P. Morgan CEMBI Broad Diversified Index, 30% J.P. Morgan GBI-EM Diversified Global Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 238,837,540
Holdings Count | Holding			218
Advisory Fees Paid, Amount			$ 1,574,588
InvestmentCompanyPortfolioTurnover			199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,837,540
Number of Portfolio Holdings	218
Portfolio Turnover Rate	199%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,574,588
Average MaturityFootnote Reference§	9.56 years
DurationFootnote Reference†	4.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	4.5%
AA	4.2
A	5.7
BBB	26.5
BB	23.0
B	13.8
CCC	7.6
Below CCC	2.0
NR (Not Rated)	7.5

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	60.8%
Corporate Debt Securities	34.0
Repurchase Agreements	3.8
Other Investment Company	1.8
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.8
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.4
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.4
Saudi Arabian Oil Co., 6.38%, 06/02/2055	1.4
Mexico Bonos, 8.50%, 03/02/2028	1.3
Egypt Government Bonds, 23.38%, 08/26/2028	1.2
Romania Government International Bonds, 6.63%, 05/16/2036	1.2
Inter-American Development Bank, 7.35%, 10/06/2030	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000103738
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Debt
Class Name			Class I2
Trading Symbol			IAADX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$81	0.77%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 11.33%. For the same period, the Fund’s broad-based benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 12.16%. The performance benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, returned 10.99% over the same period.

  The Fund performed in line with its blended benchmark during the fiscal year.

  The sub-adviser’s high-yield bias proved favorable as a combination of risk appetite and specific factors related to individual credits or companies (i.e., idiosyncratic) exposures led to strong returns.

  Africa was the top-performing hard currency (i.e., U.S. dollar and euro) sovereign region during the fiscal year, as investor confidence coupled with positive headlines continued to support higher yielding countries including Zambia, Ghana, and Ivory Coast.

  Argentina bonds were a top performer during the fiscal year, following a strong supportive agreement with the International Monetary Fund (“IMF”) and positive relations with the new U.S. administration, including a foreign exchange swap line, despite recent weakness heading into the mid-term elections.

  Pemex was a notable contributor to relative returns, as the quasi-sovereign company continued to receive government support, most recently through direct cash injections.

  Emerging market local currency assets continued to benefit from a weakening dollar environment due to a more isolationist U.S. policy combined with significant funding needs. Therefore, local overweights to Brazil, Zambia, Egypt, and South Africa aided relative returns.

  Not owning India local credits proved beneficial, as geopolitical tension in the country pressured bond prices.

  In corporate bonds, an underweight to less volatile financial credits that did not benefit as much from the risk rally, coupled with exposures to higher-yielding issuers including Banorte, Sammaan Capital, and Ecobank, contributed to relative returns.

  Braskem bonds detracted due to several factors: a potential takeover by an unfriendly bidder, persistent weakness in the chemical sector, and the recent engagement of financial and legal advisors.

  In Chile, Telefonica Moviles Chile underperformed amid a possible divestment by parent company Telefonica España, and WOM Chile struggled to significantly grow market share without compromising profitability following its final restructuring announcement at the end of 2024.

  The Fund maintained a modestly higher-quality bias into the second quarter of 2025, providing the Fund with the flexibility to increase risk exposure as opportunities emerged in disrupted markets following the April 2, 2025 U.S. tariff announcements. Later in the fiscal year, the Fund added some risk as the sub-adviser favored spread compression in high-yield assets and the macroeconomic backdrop remained supportive.

  The views expressed reflect the opinions of MetLife Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,959	$9,994	$9,915
12/31/2015	$9,731	$9,844	$9,754
1/31/2016	$9,616	$9,824	$9,745
2/29/2016	$9,752	$10,023	$9,891
3/31/2016	$10,284	$10,357	$10,386
4/30/2016	$10,590	$10,556	$10,599
5/31/2016	$10,379	$10,524	$10,423
6/30/2016	$10,833	$10,917	$10,808
7/31/2016	$11,002	$11,087	$10,946
8/31/2016	$11,171	$11,286	$11,067
9/30/2016	$11,289	$11,324	$11,153
10/31/2016	$11,225	$11,158	$11,067
11/30/2016	$10,798	$10,694	$10,592
12/31/2016	$11,013	$10,847	$10,734
1/31/2017	$11,250	$11,003	$10,907
2/28/2017	$11,488	$11,232	$11,098
3/31/2017	$11,589	$11,271	$11,201
4/30/2017	$11,753	$11,454	$11,348
5/31/2017	$11,873	$11,549	$11,473
6/30/2017	$11,882	$11,520	$11,487
7/31/2017	$12,092	$11,596	$11,617
8/31/2017	$12,292	$11,796	$11,788
10/31/2017	$12,284	$11,816	$11,712
11/30/2017	$12,307	$11,784	$11,761
12/31/2017	$12,433	$11,858	$11,871
1/31/2018	$12,637	$11,835	$12,026
2/28/2018	$12,467	$11,603	$11,863
3/31/2018	$12,494	$11,647	$11,907
4/30/2018	$12,299	$11,477	$11,713
5/31/2018	$11,920	$11,352	$11,465
6/30/2018	$11,673	$11,238	$11,310
7/31/2018	$11,999	$11,470	$11,513
8/31/2018	$11,452	$11,249	$11,182
9/30/2018	$11,778	$11,448	$11,375
10/31/2018	$11,522	$11,193	$11,196
11/30/2018	$11,487	$11,149	$11,268
12/31/2018	$11,607	$11,312	$11,398
1/31/2019	$12,194	$11,811	$11,870
2/28/2019	$12,230	$11,885	$11,902
3/31/2019	$12,229	$12,057	$11,968
4/30/2019	$12,265	$12,072	$11,999
5/31/2019	$12,265	$12,141	$12,054
6/30/2019	$12,798	$12,511	$12,475
7/31/2019	$12,894	$12,655	$12,599
8/31/2019	$12,427	$12,724	$12,529
9/30/2019	$12,570	$12,678	$12,577
10/31/2019	$12,789	$12,725	$12,740
11/30/2019	$12,704	$12,704	$12,680
12/31/2019	$13,185	$12,943	$12,964
1/31/2020	$13,333	$13,168	$13,062
2/29/2020	$13,123	$13,061	$12,891
3/31/2020	$11,064	$11,421	$11,376
4/30/2020	$11,477	$11,672	$11,761
5/31/2020	$12,377	$12,342	$12,341
6/30/2020	$12,715	$12,701	$12,603
7/31/2020	$13,215	$13,170	$12,982
8/31/2020	$13,327	$13,210	$13,024
9/30/2020	$13,002	$12,991	$12,848
10/31/2020	$13,015	$12,975	$12,870
11/30/2020	$13,702	$13,462	$13,371
12/31/2020	$14,137	$13,704	$13,663
1/31/2021	$13,998	$13,537	$13,558
2/28/2021	$13,720	$13,190	$13,323
3/31/2021	$13,404	$13,053	$13,122
4/30/2021	$13,697	$13,303	$13,326
5/31/2021	$13,913	$13,447	$13,507
6/30/2021	$13,959	$13,567	$13,539
7/31/2021	$13,985	$13,640	$13,558
8/31/2021	$14,165	$13,764	$13,666
9/30/2021	$13,822	$13,494	$13,399
10/31/2021	$13,757	$13,503	$13,327
11/30/2021	$13,382	$13,307	$13,124
12/31/2021	$13,586	$13,496	$13,270
1/31/2022	$13,336	$13,107	$13,058
2/28/2022	$12,770	$12,385	$12,389
3/31/2022	$12,799	$12,247	$12,173
4/30/2022	$12,070	$11,576	$11,632
5/31/2022	$12,123	$11,598	$11,677
6/30/2022	$11,273	$10,955	$11,170
7/31/2022	$11,593	$11,306	$11,345
8/31/2022	$11,593	$11,174	$11,301
9/30/2022	$10,822	$10,495	$10,745
10/31/2022	$10,754	$10,503	$10,642
11/30/2022	$11,604	$11,233	$11,325
12/31/2022	$11,701	$11,276	$11,474
1/31/2023	$12,247	$11,626	$11,869
2/28/2023	$11,892	$11,370	$11,598
3/31/2023	$12,074	$11,529	$11,832
4/30/2023	$12,157	$11,587	$11,920
5/31/2023	$12,115	$11,484	$11,803
6/30/2023	$12,475	$11,706	$12,042
7/31/2023	$12,784	$11,894	$12,255
8/31/2023	$12,531	$11,728	$12,077
9/30/2023	$12,220	$11,398	$11,804
10/31/2023	$12,091	$11,233	$11,675
11/30/2023	$12,762	$11,883	$12,245
12/31/2023	$13,246	$12,454	$12,700
1/31/2024	$13,217	$12,308	$12,616
2/29/2024	$13,289	$12,392	$12,656
3/31/2024	$13,474	$12,628	$12,783
4/30/2024	$13,240	$12,375	$12,572
5/31/2024	$13,459	$12,600	$12,777
6/30/2024	$13,431	$12,683	$12,807
7/31/2024	$13,698	$12,915	$13,043
8/31/2024	$13,965	$13,216	$13,347
9/30/2024	$14,268	$13,453	$13,624
10/31/2024	$13,996	$13,211	$13,309
11/30/2024	$14,072	$13,368	$13,369
12/31/2024	$13,883	$13,168	$13,197
1/31/2025	$14,099	$13,330	$13,371
2/28/2025	$14,269	$13,549	$13,547
3/31/2025	$14,154	$13,477	$13,588
4/30/2025	$14,186	$13,466	$13,696
5/31/2025	$14,390	$13,580	$13,824
6/30/2025	$14,733	$13,890	$14,117
7/31/2025	$14,861	$14,053	$14,188
8/31/2025	$15,131	$14,268	$14,420
9/30/2025	$15,325	$14,499	$14,610
10/31/2025	$15,582	$14,818	$14,772

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3CN4	1 Year	5 Years	10 Years
Class I2	11.33%	3.67%	4.54%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	12.16%	2.69%	4.01%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	10.99%	2.79%	3.98%
Footnote	Description
Footnote(a)	J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Emerging Markets Debt Blended Benchmark, consists of 35% J.P. Morgan Emerging Markets Bond Index Global Index, 35% J.P. Morgan CEMBI Broad Diversified Index, 30% J.P. Morgan GBI-EM Diversified Global Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 238,837,540
Holdings Count | Holding			218
Advisory Fees Paid, Amount			$ 1,574,588
InvestmentCompanyPortfolioTurnover			199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,837,540
Number of Portfolio Holdings	218
Portfolio Turnover Rate	199%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,574,588
Average MaturityFootnote Reference§	9.56 years
DurationFootnote Reference†	4.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	4.5%
AA	4.2
A	5.7
BBB	26.5
BB	23.0
B	13.8
CCC	7.6
Below CCC	2.0
NR (Not Rated)	7.5

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	60.8%
Corporate Debt Securities	34.0
Repurchase Agreements	3.8
Other Investment Company	1.8
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.8
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.4
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.4
Saudi Arabian Oil Co., 6.38%, 06/02/2055	1.4
Mexico Bonos, 8.50%, 03/02/2028	1.3
Egypt Government Bonds, 23.38%, 08/26/2028	1.2
Romania Government International Bonds, 6.63%, 05/16/2036	1.2
Inter-American Development Bank, 7.35%, 10/06/2030	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156761
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Debt
Class Name			Class R6
Trading Symbol			TAEDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.77%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 11.41%. For the same period, the Fund’s broad-based benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 12.16%. The performance benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, returned 10.99% over the same period.

  The Fund performed in line with its blended benchmark during the fiscal year.

  The sub-adviser’s high-yield bias proved favorable as a combination of risk appetite and specific factors related to individual credits or companies (i.e., idiosyncratic) exposures led to strong returns.

  Africa was the top-performing hard currency (i.e., U.S. dollar and euro) sovereign region during the fiscal year, as investor confidence coupled with positive headlines continued to support higher yielding countries including Zambia, Ghana, and Ivory Coast.

  Argentina bonds were a top performer during the fiscal year, following a strong supportive agreement with the International Monetary Fund (“IMF”) and positive relations with the new U.S. administration, including a foreign exchange swap line, despite recent weakness heading into the mid-term elections.

  Pemex was a notable contributor to relative returns, as the quasi-sovereign company continued to receive government support, most recently through direct cash injections.

  Emerging market local currency assets continued to benefit from a weakening dollar environment due to a more isolationist U.S. policy combined with significant funding needs. Therefore, local overweights to Brazil, Zambia, Egypt, and South Africa aided relative returns.

  Not owning India local credits proved beneficial, as geopolitical tension in the country pressured bond prices.

  In corporate bonds, an underweight to less volatile financial credits that did not benefit as much from the risk rally, coupled with exposures to higher-yielding issuers including Banorte, Sammaan Capital, and Ecobank, contributed to relative returns.

  Braskem bonds detracted due to several factors: a potential takeover by an unfriendly bidder, persistent weakness in the chemical sector, and the recent engagement of financial and legal advisors.

  In Chile, Telefonica Moviles Chile underperformed amid a possible divestment by parent company Telefonica España, and WOM Chile struggled to significantly grow market share without compromising profitability following its final restructuring announcement at the end of 2024.

  The Fund maintained a modestly higher-quality bias into the second quarter of 2025, providing the Fund with the flexibility to increase risk exposure as opportunities emerged in disrupted markets following the April 2, 2025 U.S. tariff announcements. Later in the fiscal year, the Fund added some risk as the sub-adviser favored spread compression in high-yield assets and the macroeconomic backdrop remained supportive.

  The views expressed reflect the opinions of MetLife Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	J.P. Morgan Emerging Markets Bond Index Global	Transamerica Emerging Markets Debt Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,959	$9,994	$9,915
12/31/2015	$9,741	$9,844	$9,754
1/31/2016	$9,626	$9,824	$9,745
2/29/2016	$9,751	$10,023	$9,891
3/31/2016	$10,285	$10,357	$10,386
4/30/2016	$10,591	$10,556	$10,599
5/31/2016	$10,390	$10,524	$10,423
6/30/2016	$10,844	$10,917	$10,808
7/31/2016	$11,013	$11,087	$10,946
8/31/2016	$11,172	$11,286	$11,067
9/30/2016	$11,290	$11,324	$11,153
10/31/2016	$11,236	$11,158	$11,067
11/30/2016	$10,798	$10,694	$10,592
12/31/2016	$11,024	$10,847	$10,734
1/31/2017	$11,251	$11,003	$10,907
2/28/2017	$11,489	$11,232	$11,098
3/31/2017	$11,601	$11,271	$11,201
4/30/2017	$11,765	$11,454	$11,348
5/31/2017	$11,875	$11,549	$11,473
6/30/2017	$11,895	$11,520	$11,487
7/31/2017	$12,105	$11,596	$11,617
8/31/2017	$12,305	$11,796	$11,788
10/31/2017	$12,298	$11,816	$11,712
11/30/2017	$12,320	$11,784	$11,761
12/31/2017	$12,446	$11,858	$11,871
1/31/2018	$12,640	$11,835	$12,026
2/28/2018	$12,469	$11,603	$11,863
3/31/2018	$12,496	$11,647	$11,907
4/30/2018	$12,301	$11,477	$11,713
5/31/2018	$11,933	$11,352	$11,465
6/30/2018	$11,686	$11,238	$11,310
7/31/2018	$12,012	$11,470	$11,513
8/31/2018	$11,465	$11,249	$11,182
9/30/2018	$11,779	$11,448	$11,375
10/31/2018	$11,523	$11,193	$11,196
11/30/2018	$11,488	$11,149	$11,268
12/31/2018	$11,608	$11,312	$11,398
1/31/2019	$12,196	$11,811	$11,870
2/28/2019	$12,232	$11,885	$11,902
3/31/2019	$12,231	$12,057	$11,968
4/30/2019	$12,267	$12,072	$11,999
5/31/2019	$12,279	$12,141	$12,054
6/30/2019	$12,800	$12,511	$12,475
7/31/2019	$12,896	$12,655	$12,599
8/31/2019	$12,441	$12,724	$12,529
9/30/2019	$12,585	$12,678	$12,577
10/31/2019	$12,791	$12,725	$12,740
11/30/2019	$12,718	$12,704	$12,680
12/31/2019	$13,200	$12,943	$12,964
1/31/2020	$13,336	$13,168	$13,062
2/29/2020	$13,126	$13,061	$12,891
3/31/2020	$11,064	$11,421	$11,376
4/30/2020	$11,490	$11,672	$11,761
5/31/2020	$12,391	$12,342	$12,341
6/30/2020	$12,729	$12,701	$12,603
7/31/2020	$13,217	$13,170	$12,982
8/31/2020	$13,342	$13,210	$13,024
9/30/2020	$13,004	$12,991	$12,848
10/31/2020	$13,017	$12,975	$12,870
11/30/2020	$13,718	$13,462	$13,371
12/31/2020	$14,154	$13,704	$13,663
1/31/2021	$14,002	$13,537	$13,558
2/28/2021	$13,723	$13,190	$13,323
3/31/2021	$13,420	$13,053	$13,122
4/30/2021	$13,713	$13,303	$13,326
5/31/2021	$13,930	$13,447	$13,507
6/30/2021	$13,976	$13,567	$13,539
7/31/2021	$13,988	$13,640	$13,558
8/31/2021	$14,181	$13,764	$13,666
9/30/2021	$13,825	$13,494	$13,399
10/31/2021	$13,760	$13,503	$13,327
11/30/2021	$13,398	$13,307	$13,124
12/31/2021	$13,589	$13,496	$13,270
1/31/2022	$13,338	$13,107	$13,058
2/28/2022	$12,785	$12,385	$12,389
3/31/2022	$12,800	$12,247	$12,173
4/30/2022	$12,084	$11,576	$11,632
5/31/2022	$12,124	$11,598	$11,677
6/30/2022	$11,273	$10,955	$11,170
7/31/2022	$11,634	$11,306	$11,345
8/31/2022	$11,620	$11,174	$11,301
9/30/2022	$10,862	$10,495	$10,745
10/31/2022	$10,794	$10,503	$10,642
11/30/2022	$11,645	$11,233	$11,325
12/31/2022	$11,741	$11,276	$11,474
1/31/2023	$12,289	$11,626	$11,869
2/28/2023	$11,933	$11,370	$11,598
3/31/2023	$12,115	$11,529	$11,832
4/30/2023	$12,198	$11,587	$11,920
5/31/2023	$12,156	$11,484	$11,803
6/30/2023	$12,531	$11,706	$12,042
7/31/2023	$12,826	$11,894	$12,255
8/31/2023	$12,573	$11,728	$12,077
9/30/2023	$12,261	$11,398	$11,804
10/31/2023	$12,133	$11,233	$11,675
11/30/2023	$12,804	$11,883	$12,245
12/31/2023	$13,288	$12,454	$12,700
1/31/2024	$13,259	$12,308	$12,616
2/29/2024	$13,346	$12,392	$12,656
3/31/2024	$13,531	$12,628	$12,783
4/30/2024	$13,282	$12,375	$12,572
5/31/2024	$13,502	$12,600	$12,777
6/30/2024	$13,474	$12,683	$12,807
7/31/2024	$13,741	$12,915	$13,043
8/31/2024	$14,008	$13,216	$13,347
9/30/2024	$14,327	$13,453	$13,624
10/31/2024	$14,040	$13,211	$13,309
11/30/2024	$14,130	$13,368	$13,369
12/31/2024	$13,941	$13,168	$13,197
1/31/2025	$14,158	$13,330	$13,371
2/28/2025	$14,313	$13,549	$13,547
3/31/2025	$14,197	$13,477	$13,588
4/30/2025	$14,229	$13,466	$13,696
5/31/2025	$14,449	$13,580	$13,824
6/30/2025	$14,792	$13,890	$14,117
7/31/2025	$14,920	$14,053	$14,188
8/31/2025	$15,175	$14,268	$14,420
9/30/2025	$15,384	$14,499	$14,610
10/31/2025	$15,642	$14,818	$14,772

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3CNB	1 Year	5 Years	10 Years
Class R6	11.41%	3.74%	4.58%
J.P. Morgan Emerging Markets Bond Index GlobalFootnote Reference(a)	12.16%	2.69%	4.01%
Transamerica Emerging Markets Debt Blended BenchmarkFootnote Reference(b)	10.99%	2.79%	3.98%
Footnote	Description
Footnote(a)	J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Emerging Markets Debt Blended Benchmark, consists of 35% J.P. Morgan Emerging Markets Bond Index Global Index, 35% J.P. Morgan CEMBI Broad Diversified Index, 30% J.P. Morgan GBI-EM Diversified Global Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 238,837,540
Holdings Count | Holding			218
Advisory Fees Paid, Amount			$ 1,574,588
InvestmentCompanyPortfolioTurnover			199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,837,540
Number of Portfolio Holdings	218
Portfolio Turnover Rate	199%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,574,588
Average MaturityFootnote Reference§	9.56 years
DurationFootnote Reference†	4.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	4.5%
AA	4.2
A	5.7
BBB	26.5
BB	23.0
B	13.8
CCC	7.6
Below CCC	2.0
NR (Not Rated)	7.5

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	60.8%
Corporate Debt Securities	34.0
Repurchase Agreements	3.8
Other Investment Company	1.8
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Argentina Republic Government International Bonds, 4.13%, 07/09/2035	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.8
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.4
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	1.4
Mexico Bonos, 10.00%, 11/20/2036	1.4
Saudi Arabian Oil Co., 6.38%, 06/02/2055	1.4
Mexico Bonos, 8.50%, 03/02/2028	1.3
Egypt Government Bonds, 23.38%, 08/26/2028	1.2
Romania Government International Bonds, 6.63%, 05/16/2036	1.2
Inter-American Development Bank, 7.35%, 10/06/2030	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000216506
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Equity
Class Name			Class I
Trading Symbol			TEOIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.98%

Expenses Paid, Amount			$ 114
Expense Ratio, Percent			0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 33.33%. For the same period, the Fund’s broad-based benchmark, the MSCI Emerging Markets Index, returned 28.69%.

  Thompson, Siegel & Walmsley LLC sub-advised the Fund with a focus on bottom-up fundamentals as a driver of performance during the fiscal year ended October 31, 2025.

  Portfolio turnover was moderate as the changing macroeconomic environment altered risk-reward across the investment opportunity set. Notably, the Fund added multiple new positions in the industrial and communication services sectors.

  China was the top contributor to relative return on a country basis due to stock selection. On an individual security basis, NetEase was the primary contributor due to strong performance from its gaming division.

  India also added to relative performance, with the Fund’s position in Bajaj Finance a leading contributor. The non-banking financial company saw loan growth exceed the market’s expectations. The Fund subsequently sold its position in Bajaj Finance to capitalize on the security’s appreciation and premium valuation.

  South Korea was the largest detractor from relative return. Krafton, a video game developer, saw shares sell off as new title launches were pushed out into next year and beyond. TSW believed PUBG, their core intellectual property, to be cash generative and should sustain earnings far better than the market anticipates. The Fund continued to hold Krafton as of period end.

  Portfolio holdings in Turkey also lagged, as Coca-Cola Icecek detracted from performance. The Turkish cola bottler saw weaker volumes and pricing in key markets. As of period end, TSW believed these headwinds would be temporary and saw valuation as attractive given the relative discount to other global bottlers.

  Communication services was the largest source of outperformance at the sector level due to NetEase, as discussed above.

  Information technology holdings detracted, with E-Ink weighing the most. The Taiwanese electronic ink manufacturer saw e-reader purchases slow throughout the last year. As of period end, the Fund continued to hold this position because TSW believed this technology continued to have potential to expand into multiple end markets beyond e-readers over the Fund’s investment time horizon.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/19/2019	$10,000	$10,000
12/31/2019	$10,040	$10,079
1/31/2020	$9,370	$9,609
2/29/2020	$8,970	$9,103
3/31/2020	$7,420	$7,703
4/30/2020	$8,030	$8,410
5/31/2020	$8,200	$8,477
6/30/2020	$8,850	$9,104
7/31/2020	$9,730	$9,926
8/31/2020	$9,850	$10,148
9/30/2020	$9,700	$9,987
10/31/2020	$9,900	$10,194
11/30/2020	$10,910	$11,138
12/31/2020	$11,735	$11,962
1/31/2021	$12,167	$12,332
2/28/2021	$12,268	$12,427
3/31/2021	$12,097	$12,242
4/30/2021	$12,469	$12,549
5/31/2021	$12,640	$12,843
6/30/2021	$12,751	$12,869
7/31/2021	$11,896	$12,011
8/31/2021	$11,966	$12,329
9/30/2021	$11,574	$11,843
10/31/2021	$11,876	$11,962
11/30/2021	$11,303	$11,475
12/31/2021	$11,421	$11,696
1/31/2022	$11,409	$11,475
2/28/2022	$10,701	$11,134
3/31/2022	$10,049	$10,886
4/30/2022	$9,285	$10,282
5/31/2022	$9,442	$10,330
6/30/2022	$9,060	$9,652
7/31/2022	$8,813	$9,637
8/31/2022	$8,745	$9,680
9/30/2022	$7,756	$8,550
10/31/2022	$7,416	$8,286
11/30/2022	$8,732	$9,516
12/31/2022	$8,625	$9,388
1/31/2023	$9,411	$10,130
2/28/2023	$8,660	$9,474
3/31/2023	$8,902	$9,765
4/30/2023	$8,741	$9,656
5/31/2023	$8,486	$9,497
6/30/2023	$8,822	$9,866
7/31/2023	$9,203	$10,487
8/31/2023	$8,579	$9,844
9/30/2023	$8,394	$9,591
10/31/2023	$8,093	$9,219
11/30/2023	$8,579	$9,958
12/31/2023	$8,806	$10,351
1/31/2024	$8,402	$9,872
2/29/2024	$8,723	$10,343
3/31/2024	$8,960	$10,604
4/30/2024	$9,067	$10,653
5/31/2024	$9,222	$10,717
6/30/2024	$9,459	$11,146
7/31/2024	$9,448	$11,187
8/31/2024	$9,555	$11,372
9/30/2024	$10,137	$12,136
10/31/2024	$9,626	$11,611
11/30/2024	$9,507	$11,195
12/31/2024	$9,436	$11,185
1/31/2025	$9,531	$11,387
2/28/2025	$9,816	$11,444
3/31/2025	$10,042	$11,521
4/30/2025	$10,172	$11,676
5/31/2025	$10,683	$12,179
6/30/2025	$11,337	$12,926
7/31/2025	$11,480	$13,187
8/31/2025	$11,848	$13,380
9/30/2025	$12,537	$14,341
10/31/2025	$12,834	$14,942

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3GA8	1 Year	5 Years	Since Inception 12/19/19
Class I	33.33%	5.33%	4.34%
MSCI Emerging Markets IndexFootnote Reference(a)	28.69%	7.95%	7.08%
Footnote	Description
Footnote(a)	MSCI Emerging Markets Index captures large and mid cap representation across 24 emerging market countries, covering approximately 85% of the free float-adjusted market capitalization in each country. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 200,100,160
Holdings Count | Holding			63
Advisory Fees Paid, Amount			$ 1,110,500
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,100,160
Number of Portfolio Holdings	63
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,110,500

Holdings [Text Block]
Taiwan	17.8%
China	15.2
Republic of Korea	13.5
India	8.5
Hong Kong	8.1
Republic of South Africa	5.0
Mexico	4.3
United Kingdom	3.9
United States	2.8
Brazil	2.7

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Financials	17.6
Consumer Discretionary	15.6
Communication Services	14.1
Industrials	7.9
Materials	5.3
Consumer Staples	4.9
Energy	3.6
Real Estate	2.1
Health Care	1.7
Repurchase Agreements	1.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Tencent Holdings Ltd.	5.6
Samsung Electronics Co. Ltd.	4.9
Alibaba Group Holding Ltd.	4.5
Naspers Ltd., Class N	3.6
Zijin Mining Group Co. Ltd., Class H	2.5
NetEase, Inc.	2.4
ACM Research, Inc., Class A	2.2
AIA Group Ltd.	2.2
Shinhan Financial Group Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000216505
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Equity
Class Name			Class I2
Trading Symbol			TEOJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$111	0.95%

Expenses Paid, Amount			$ 111
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 33.24%. For the same period, the Fund’s broad-based benchmark, the MSCI Emerging Markets Index, returned 28.69%.

  Thompson, Siegel & Walmsley LLC sub-advised the Fund with a focus on bottom-up fundamentals as a driver of performance during the fiscal year ended October 31, 2025.

  Portfolio turnover was moderate as the changing macroeconomic environment altered risk-reward across the investment opportunity set. Notably, the Fund added multiple new positions in the industrial and communication services sectors.

  China was the top contributor to relative return on a country basis due to stock selection. On an individual security basis, NetEase was the primary contributor due to strong performance from its gaming division.

  India also added to relative performance, with the Fund’s position in Bajaj Finance a leading contributor. The non-banking financial company saw loan growth exceed the market’s expectations. The Fund subsequently sold its position in Bajaj Finance to capitalize on the security’s appreciation and premium valuation.

  South Korea was the largest detractor from relative return. Krafton, a video game developer, saw shares sell off as new title launches were pushed out into next year and beyond. TSW believed PUBG, their core intellectual property, to be cash generative and should sustain earnings far better than the market anticipates. The Fund continued to hold Krafton as of period end.

  Portfolio holdings in Turkey also lagged, as Coca-Cola Icecek detracted from performance. The Turkish cola bottler saw weaker volumes and pricing in key markets. As of period end, TSW believed these headwinds would be temporary and saw valuation as attractive given the relative discount to other global bottlers.

  Communication services was the largest source of outperformance at the sector level due to NetEase, as discussed above.

  Information technology holdings detracted, with E-Ink weighing the most. The Taiwanese electronic ink manufacturer saw e-reader purchases slow throughout the last year. As of period end, the Fund continued to hold this position because TSW believed this technology continued to have potential to expand into multiple end markets beyond e-readers over the Fund’s investment time horizon.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI Emerging Markets Index
12/19/2019	$10,000	$10,000
12/31/2019	$10,030	$10,079
1/31/2020	$9,370	$9,609
2/29/2020	$8,970	$9,103
3/31/2020	$7,420	$7,703
4/30/2020	$8,030	$8,410
5/31/2020	$8,200	$8,477
6/30/2020	$8,850	$9,104
7/31/2020	$9,730	$9,926
8/31/2020	$9,850	$10,148
9/30/2020	$9,710	$9,987
10/31/2020	$9,900	$10,194
11/30/2020	$10,910	$11,138
12/31/2020	$11,750	$11,962
1/31/2021	$12,173	$12,332
2/28/2021	$12,273	$12,427
3/31/2021	$12,112	$12,242
4/30/2021	$12,475	$12,549
5/31/2021	$12,656	$12,843
6/30/2021	$12,766	$12,869
7/31/2021	$11,911	$12,011
8/31/2021	$11,982	$12,329
9/30/2021	$11,589	$11,843
10/31/2021	$11,891	$11,962
11/30/2021	$11,318	$11,475
12/31/2021	$11,442	$11,696
1/31/2022	$11,431	$11,475
2/28/2022	$10,722	$11,134
3/31/2022	$10,070	$10,886
4/30/2022	$9,293	$10,282
5/31/2022	$9,451	$10,330
6/30/2022	$9,068	$9,652
7/31/2022	$8,832	$9,637
8/31/2022	$8,753	$9,680
9/30/2022	$7,774	$8,550
10/31/2022	$7,426	$8,286
11/30/2022	$8,742	$9,516
12/31/2022	$8,632	$9,388
1/31/2023	$9,430	$10,130
2/28/2023	$8,667	$9,474
3/31/2023	$8,921	$9,765
4/30/2023	$8,759	$9,656
5/31/2023	$8,505	$9,497
6/30/2023	$8,840	$9,866
7/31/2023	$9,222	$10,487
8/31/2023	$8,597	$9,844
9/30/2023	$8,412	$9,591
10/31/2023	$8,111	$9,219
11/30/2023	$8,597	$9,958
12/31/2023	$8,833	$10,351
1/31/2024	$8,416	$9,872
2/29/2024	$8,738	$10,343
3/31/2024	$8,976	$10,604
4/30/2024	$9,083	$10,653
5/31/2024	$9,238	$10,717
6/30/2024	$9,476	$11,146
7/31/2024	$9,464	$11,187
8/31/2024	$9,583	$11,372
9/30/2024	$10,166	$12,136
10/31/2024	$9,654	$11,611
11/30/2024	$9,535	$11,195
12/31/2024	$9,454	$11,185
1/31/2025	$9,549	$11,387
2/28/2025	$9,847	$11,444
3/31/2025	$10,062	$11,521
4/30/2025	$10,193	$11,676
5/31/2025	$10,718	$12,179
6/30/2025	$11,362	$12,926
7/31/2025	$11,517	$13,187
8/31/2025	$11,886	$13,380
9/30/2025	$12,578	$14,341
10/31/2025	$12,864	$14,942

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3GA4	1 Year	5 Years	Since Inception 12/19/19
Class I2	33.24%	5.38%	4.38%
MSCI Emerging Markets IndexFootnote Reference(a)	28.69%	7.95%	7.08%
Footnote	Description
Footnote(a)	MSCI Emerging Markets Index captures large and mid cap representation across 24 emerging market countries, covering approximately 85% of the free float-adjusted market capitalization in each country. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 200,100,160
Holdings Count | Holding			63
Advisory Fees Paid, Amount			$ 1,110,500
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,100,160
Number of Portfolio Holdings	63
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,110,500

Holdings [Text Block]
Taiwan	17.8%
China	15.2
Republic of Korea	13.5
India	8.5
Hong Kong	8.1
Republic of South Africa	5.0
Mexico	4.3
United Kingdom	3.9
United States	2.8
Brazil	2.7

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Financials	17.6
Consumer Discretionary	15.6
Communication Services	14.1
Industrials	7.9
Materials	5.3
Consumer Staples	4.9
Energy	3.6
Real Estate	2.1
Health Care	1.7
Repurchase Agreements	1.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Tencent Holdings Ltd.	5.6
Samsung Electronics Co. Ltd.	4.9
Alibaba Group Holding Ltd.	4.5
Naspers Ltd., Class N	3.6
Zijin Mining Group Co. Ltd., Class H	2.5
NetEase, Inc.	2.4
ACM Research, Inc., Class A	2.2
AIA Group Ltd.	2.2
Shinhan Financial Group Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000216501
Shareholder Report [Line Items]
Fund Name			Transamerica Emerging Markets Equity
Class Name			Class R6
Trading Symbol			TEOOX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	0.95%

Expenses Paid, Amount			$ 111
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 33.34%. For the same period, the Fund’s broad-based benchmark, the MSCI Emerging Markets Index, returned 28.69%.

  Thompson, Siegel & Walmsley LLC sub-advised the Fund with a focus on bottom-up fundamentals as a driver of performance during the fiscal year ended October 31, 2025.

  Portfolio turnover was moderate as the changing macroeconomic environment altered risk-reward across the investment opportunity set. Notably, the Fund added multiple new positions in the industrial and communication services sectors.

  China was the top contributor to relative return on a country basis due to stock selection. On an individual security basis, NetEase was the primary contributor due to strong performance from its gaming division.

  India also added to relative performance, with the Fund’s position in Bajaj Finance a leading contributor. The non-banking financial company saw loan growth exceed the market’s expectations. The Fund subsequently sold its position in Bajaj Finance to capitalize on the security’s appreciation and premium valuation.

  South Korea was the largest detractor from relative return. Krafton, a video game developer, saw shares sell off as new title launches were pushed out into next year and beyond. TSW believed PUBG, their core intellectual property, to be cash generative and should sustain earnings far better than the market anticipates. The Fund continued to hold Krafton as of period end.

  Portfolio holdings in Turkey also lagged, as Coca-Cola Icecek detracted from performance. The Turkish cola bottler saw weaker volumes and pricing in key markets. As of period end, TSW believed these headwinds would be temporary and saw valuation as attractive given the relative discount to other global bottlers.

  Communication services was the largest source of outperformance at the sector level due to NetEase, as discussed above.

  Information technology holdings detracted, with E-Ink weighing the most. The Taiwanese electronic ink manufacturer saw e-reader purchases slow throughout the last year. As of period end, the Fund continued to hold this position because TSW believed this technology continued to have potential to expand into multiple end markets beyond e-readers over the Fund’s investment time horizon.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
5/28/2021	$10,000	$10,000
6/30/2021	$10,095	$10,021
7/31/2021	$9,412	$9,352
8/31/2021	$9,475	$9,600
9/30/2021	$9,157	$9,222
10/31/2021	$9,404	$9,314
11/30/2021	$8,943	$8,935
12/31/2021	$9,043	$9,107
1/31/2022	$9,034	$8,935
2/28/2022	$8,477	$8,669
3/31/2022	$7,956	$8,477
4/30/2022	$7,346	$8,006
5/31/2022	$7,470	$8,044
6/30/2022	$7,169	$7,516
7/31/2022	$6,983	$7,504
8/31/2022	$6,922	$7,538
9/30/2022	$6,144	$6,658
10/31/2022	$5,870	$6,452
11/30/2022	$6,913	$7,410
12/31/2022	$6,826	$7,310
1/31/2023	$7,453	$7,888
2/28/2023	$6,853	$7,377
3/31/2023	$7,053	$7,603
4/30/2023	$6,926	$7,519
5/31/2023	$6,726	$7,395
6/30/2023	$6,990	$7,682
7/31/2023	$7,290	$8,166
8/31/2023	$6,799	$7,665
9/30/2023	$6,654	$7,468
10/31/2023	$6,408	$7,178
11/30/2023	$6,781	$7,754
12/31/2023	$6,972	$8,060
1/31/2024	$6,645	$7,687
2/29/2024	$6,907	$8,054
3/31/2024	$7,084	$8,257
4/30/2024	$7,178	$8,295
5/31/2024	$7,290	$8,345
6/30/2024	$7,486	$8,679
7/31/2024	$7,477	$8,711
8/31/2024	$7,561	$8,855
9/30/2024	$8,019	$9,450
10/31/2024	$7,617	$9,041
11/30/2024	$7,524	$8,717
12/31/2024	$7,470	$8,709
1/31/2025	$7,545	$8,866
2/28/2025	$7,770	$8,911
3/31/2025	$7,947	$8,971
4/30/2025	$8,050	$9,091
5/31/2025	$8,462	$9,483
6/30/2025	$8,968	$10,065
7/31/2025	$9,090	$10,268
8/31/2025	$9,380	$10,419
9/30/2025	$9,932	$11,167
10/31/2025	$10,157	$11,635

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3GAB	1 Year	Since Inception 5/28/21
Class R6	33.34%	0.35%
MSCI Emerging Markets IndexFootnote Reference(a)	28.69%	3.49%
Footnote	Description
Footnote(a)	MSCI Emerging Markets Index captures large and mid cap representation across 24 emerging market countries, covering approximately 85% of the free float-adjusted market capitalization in each country. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 200,100,160
Holdings Count | Holding			63
Advisory Fees Paid, Amount			$ 1,110,500
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,100,160
Number of Portfolio Holdings	63
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,110,500

Holdings [Text Block]
Taiwan	17.8%
China	15.2
Republic of Korea	13.5
India	8.5
Hong Kong	8.1
Republic of South Africa	5.0
Mexico	4.3
United Kingdom	3.9
United States	2.8
Brazil	2.7

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Financials	17.6
Consumer Discretionary	15.6
Communication Services	14.1
Industrials	7.9
Materials	5.3
Consumer Staples	4.9
Energy	3.6
Real Estate	2.1
Health Care	1.7
Repurchase Agreements	1.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Tencent Holdings Ltd.	5.6
Samsung Electronics Co. Ltd.	4.9
Alibaba Group Holding Ltd.	4.5
Naspers Ltd., Class N	3.6
Zijin Mining Group Co. Ltd., Class H	2.5
NetEase, Inc.	2.4
ACM Research, Inc., Class A	2.2
AIA Group Ltd.	2.2
Shinhan Financial Group Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000125977
Shareholder Report [Line Items]
Fund Name			Transamerica Energy Infrastructure
Class Name			Class A
Trading Symbol			TMLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$158	1.53%

Expenses Paid, Amount			$ 158
Expense Ratio, Percent			1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 6.60%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Alerian Midstream Energy Select Index, returned 8.66% over the same period.

  During the fiscal year ended October 31, 2025, the Fund underperformed the Alerian Midstream Energy Select Total Return and the Alerian MLP Total Return Indices.

  The Fund is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds. The sub-adviser believes these types of companies are well positioned to generate several years of attractive returns for investors.

  As of October 31, 2025, over 90% of the Fund was allocated towards midstream equity investments, with the remainder allocated to power infrastructure and other energy companies. Natural gas value chains continue to benefit from structural tailwinds in LNG (“liquefied natural gas”) demand, along with industrial re-shoring and data center development. Over the past year, the sub-adviser steadily increased the Fund’s exposure to natural gas-focused infrastructure and other contracted, volume-driven businesses. The sub-adviser also broadened the Fund’s exposure to the natural gas value chain via positions in companies focused on LNG, gas storage, and compression.

  In parallel, the sub-adviser increased the Fund’s exposure to power infrastructure companies to benefit from the rising power demand cycle. The sub-adviser simultaneously trimmed the Fund’s positions perceived to have more exposure to drilling activity and crude oil production trends.

  These actions reflect the sub-adviser’s determination to increase the Fund’s exposure to natural gas demand growth (which the sub-adviser considers to be a multi-decade trend), as well as the sub-adviser’s defensive mindset.

  Focusing on the Fund’s top ten holdings, DT Midstream, a natural gas pipeline company, was the best performing investment during fiscal year 2025, followed by MPLX, a midstream energy and logistics company, and Enbridge, a major oil and gas pipeline company. Positive contributors to performance also included Williams, a major natural gas processing and transportation company, and Enterprise Products, a major North American provider of midstream energy services.

  The primary detractor from performance during the fiscal year was ONEOK, a leading American midstream energy infrastructure company, followed by Kinetik Holdings, a midstream logistics and pipeline transportation company, and Kodiak Gas Services, a natural gas compression services company.

  The views expressed reflect the opinions of Kayne Anderson Capital Advisors, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2015	$9,452	$10,000	$10,000
11/30/2015	$8,619	$10,055	$9,174
12/31/2015	$7,749	$9,849	$8,436
1/31/2016	$7,123	$9,293	$8,051
2/29/2016	$7,280	$9,290	$8,130
3/31/2016	$7,806	$9,944	$9,016
4/30/2016	$8,472	$10,006	$9,927
5/31/2016	$8,690	$10,185	$10,161
6/30/2016	$9,048	$10,206	$10,703
7/31/2016	$9,121	$10,611	$10,762
8/31/2016	$9,230	$10,638	$11,088
9/30/2016	$9,752	$10,655	$11,690
10/31/2016	$9,370	$10,424	$11,174
11/30/2016	$9,740	$10,891	$11,619
12/31/2016	$10,046	$11,103	$12,110
1/31/2017	$10,171	$11,312	$12,272
2/28/2017	$10,209	$11,733	$12,380
3/31/2017	$10,321	$11,741	$12,431
4/30/2017	$10,220	$11,865	$12,226
5/31/2017	$9,738	$11,987	$11,807
6/30/2017	$9,829	$12,095	$11,965
7/31/2017	$10,163	$12,323	$12,309
8/31/2017	$9,816	$12,347	$11,911
9/30/2017	$10,001	$12,648	$12,245
10/31/2017	$9,585	$12,924	$11,830
11/30/2017	$9,481	$13,316	$11,748
12/31/2017	$10,008	$13,450	$12,203
1/31/2018	$10,127	$14,158	$12,252
2/28/2018	$9,192	$13,637	$10,964
3/31/2018	$8,841	$13,363	$10,591
4/30/2018	$9,321	$13,414	$11,144
5/31/2018	$9,814	$13,792	$11,705
6/30/2018	$9,884	$13,883	$11,933
7/31/2018	$10,195	$14,343	$12,375
8/31/2018	$10,249	$14,847	$12,210
9/30/2018	$10,133	$14,871	$12,000
10/31/2018	$9,408	$13,776	$11,115
11/30/2018	$9,298	$14,052	$11,105
12/31/2018	$8,447	$12,745	$10,046
1/31/2019	$9,638	$13,838	$11,660
2/28/2019	$9,652	$14,325	$11,819
3/31/2019	$10,058	$14,534	$12,278
4/30/2019	$9,890	$15,115	$12,140
5/31/2019	$9,595	$14,137	$11,916
6/30/2019	$9,978	$15,129	$12,297
7/31/2019	$9,793	$15,354	$12,047
8/31/2019	$9,424	$15,041	$11,691
9/30/2019	$9,633	$15,305	$11,993
10/31/2019	$9,389	$15,635	$11,555
11/30/2019	$9,273	$16,229	$11,320
12/31/2019	$9,742	$16,698	$12,291
1/31/2020	$9,538	$16,680	$11,797
2/29/2020	$8,765	$15,314	$10,586
3/31/2020	$5,916	$13,208	$6,195
4/30/2020	$7,153	$14,957	$8,227
5/31/2020	$7,585	$15,757	$8,812
6/30/2020	$7,365	$16,117	$8,549
7/31/2020	$7,486	$17,033	$8,511
8/31/2020	$7,607	$18,266	$8,747
9/30/2020	$7,165	$17,601	$7,770
10/31/2020	$7,289	$17,221	$7,781
11/30/2020	$8,336	$19,317	$9,298
12/31/2020	$8,627	$20,186	$9,412
1/31/2021	$9,080	$20,096	$9,872
2/28/2021	$9,064	$20,724	$10,610
3/31/2021	$9,515	$21,467	$11,362
4/30/2021	$9,830	$22,573	$12,035
5/31/2021	$10,114	$22,676	$12,830
6/30/2021	$10,430	$23,236	$13,437
7/31/2021	$10,238	$23,628	$12,940
8/31/2021	$10,222	$24,302	$12,752
9/30/2021	$10,247	$23,212	$13,350
10/31/2021	$11,021	$24,782	$14,096
11/30/2021	$10,505	$24,404	$13,029
12/31/2021	$10,597	$25,365	$13,247
1/31/2022	$11,004	$23,873	$14,327
2/28/2022	$11,459	$23,272	$14,986
3/31/2022	$12,332	$24,026	$16,099
4/30/2022	$11,773	$21,870	$15,749
5/31/2022	$12,381	$21,841	$16,781
6/30/2022	$11,245	$20,014	$14,568
7/31/2022	$12,259	$21,891	$16,150
8/31/2022	$12,193	$21,074	$16,167
9/30/2022	$10,917	$19,120	$14,420
10/31/2022	$11,825	$20,688	$16,142
11/30/2022	$12,262	$21,768	$16,829
12/31/2022	$11,526	$20,493	$15,785
1/31/2023	$11,900	$21,905	$16,581
2/28/2023	$11,475	$21,393	$15,919
3/31/2023	$11,503	$21,965	$15,825
4/30/2023	$11,520	$22,199	$16,201
5/31/2023	$10,971	$22,285	$15,623
6/30/2023	$11,465	$23,807	$16,753
7/31/2023	$11,864	$24,661	$17,476
8/31/2023	$11,760	$24,185	$17,388
9/30/2023	$11,424	$23,032	$17,259
10/31/2023	$11,266	$22,422	$17,171
11/30/2023	$12,002	$24,513	$18,382
12/31/2023	$12,066	$25,813	$18,277
1/31/2024	$11,956	$26,099	$18,399
2/29/2024	$12,376	$27,512	$19,150
3/31/2024	$13,273	$28,399	$20,473
4/30/2024	$13,144	$27,150	$20,355
5/31/2024	$13,623	$28,432	$21,100
6/30/2024	$14,004	$29,313	$21,733
7/31/2024	$14,414	$29,857	$22,384
8/31/2024	$14,934	$30,507	$23,294
9/30/2024	$14,934	$31,138	$23,452
10/31/2024	$15,592	$30,910	$24,353
11/30/2024	$17,752	$32,966	$27,797
12/31/2024	$16,658	$31,958	$26,159
1/31/2025	$17,360	$32,967	$27,067
2/28/2025	$17,530	$32,336	$27,543
3/31/2025	$17,630	$30,449	$27,955
4/30/2025	$16,405	$30,245	$26,334
5/31/2025	$16,845	$32,162	$27,020
6/30/2025	$17,268	$33,796	$27,856
7/31/2025	$17,152	$34,540	$27,751
8/31/2025	$17,190	$35,340	$28,003
9/30/2025	$17,480	$36,559	$28,332
10/31/2025	$16,621	$37,343	$26,463

Average Annual Return [Table Text Block]
I4CY1	1 Year	5 Years	10 Years
Class A with Load	0.77%	16.58%	5.21%
Class A	6.60%	17.92%	5.81%
Russell 3000®IndexFootnote Reference(b)	20.81%	16.74%	14.08%
Alerian Midstream Energy Select IndexFootnote Reference(c)	8.66%	27.74%	10.22%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 120,922,106
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,443,441
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,922,106
Number of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,443,441

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.8%
Master Limited Partnerships	26.2
Repurchase Agreements	3.7
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	10.0%
Cheniere Energy, Inc.	8.4
Enterprise Products Partners LP	8.1
Energy Transfer LP	7.2
Kinder Morgan, Inc.	7.2
TC Energy Corp.	5.7
DT Midstream, Inc.	4.8
MPLX LP	4.7
Enbridge, Inc.	4.6
ONEOK, Inc.	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000125978
Shareholder Report [Line Items]
Fund Name			Transamerica Energy Infrastructure
Class Name			Class C
Trading Symbol			TMCLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.35%

Expenses Paid, Amount			$ 242
Expense Ratio, Percent			2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.83%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Alerian Midstream Energy Select Index, returned 8.66% over the same period.

  During the fiscal year ended October 31, 2025, the Fund underperformed the Alerian Midstream Energy Select Total Return and the Alerian MLP Total Return Indices.

  The Fund is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds. The sub-adviser believes these types of companies are well positioned to generate several years of attractive returns for investors.

  As of October 31, 2025, over 90% of the Fund was allocated towards midstream equity investments, with the remainder allocated to power infrastructure and other energy companies. Natural gas value chains continue to benefit from structural tailwinds in LNG (“liquefied natural gas”) demand, along with industrial re-shoring and data center development. Over the past year, the sub-adviser steadily increased the Fund’s exposure to natural gas-focused infrastructure and other contracted, volume-driven businesses. The sub-adviser also broadened the Fund’s exposure to the natural gas value chain via positions in companies focused on LNG, gas storage, and compression.

  In parallel, the sub-adviser increased the Fund’s exposure to power infrastructure companies to benefit from the rising power demand cycle. The sub-adviser simultaneously trimmed the Fund’s positions perceived to have more exposure to drilling activity and crude oil production trends.

  These actions reflect the sub-adviser’s determination to increase the Fund’s exposure to natural gas demand growth (which the sub-adviser considers to be a multi-decade trend), as well as the sub-adviser’s defensive mindset.

  Focusing on the Fund’s top ten holdings, DT Midstream, a natural gas pipeline company, was the best performing investment during fiscal year 2025, followed by MPLX, a midstream energy and logistics company, and Enbridge, a major oil and gas pipeline company. Positive contributors to performance also included Williams, a major natural gas processing and transportation company, and Enterprise Products, a major North American provider of midstream energy services.

  The primary detractor from performance during the fiscal year was ONEOK, a leading American midstream energy infrastructure company, followed by Kinetik Holdings, a midstream logistics and pipeline transportation company, and Kodiak Gas Services, a natural gas compression services company.

  The views expressed reflect the opinions of Kayne Anderson Capital Advisors, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,102	$10,055	$9,174
12/31/2015	$8,173	$9,849	$8,436
1/31/2016	$7,510	$9,293	$8,051
2/29/2016	$7,676	$9,290	$8,130
3/31/2016	$8,219	$9,944	$9,016
4/30/2016	$8,923	$10,006	$9,927
5/31/2016	$9,140	$10,185	$10,161
6/30/2016	$9,514	$10,206	$10,703
7/31/2016	$9,578	$10,611	$10,762
8/31/2016	$9,694	$10,638	$11,088
9/30/2016	$10,238	$10,655	$11,690
10/31/2016	$9,821	$10,424	$11,174
11/30/2016	$10,199	$10,891	$11,619
12/31/2016	$10,526	$11,103	$12,110
1/31/2017	$10,644	$11,312	$12,272
2/28/2017	$10,684	$11,733	$12,380
3/31/2017	$10,794	$11,741	$12,431
4/30/2017	$10,675	$11,865	$12,226
5/31/2017	$10,169	$11,987	$11,807
6/30/2017	$10,257	$12,095	$11,965
7/31/2017	$10,594	$12,323	$12,309
8/31/2017	$10,230	$12,347	$11,911
9/30/2017	$10,418	$12,648	$12,245
10/31/2017	$9,983	$12,924	$11,830
11/30/2017	$9,874	$13,316	$11,748
12/31/2017	$10,402	$13,450	$12,203
1/31/2018	$10,526	$14,158	$12,252
2/28/2018	$9,550	$13,637	$10,964
3/31/2018	$9,163	$13,363	$10,591
4/30/2018	$9,677	$13,414	$11,144
5/31/2018	$10,163	$13,792	$11,705
6/30/2018	$10,232	$13,883	$11,933
7/31/2018	$10,554	$14,343	$12,375
8/31/2018	$10,611	$14,847	$12,210
9/30/2018	$10,468	$14,871	$12,000
10/31/2018	$9,717	$13,776	$11,115
11/30/2018	$9,603	$14,052	$11,105
12/31/2018	$8,716	$12,745	$10,046
1/31/2019	$9,949	$13,838	$11,660
2/28/2019	$9,949	$14,325	$11,819
3/31/2019	$10,364	$14,534	$12,278
4/30/2019	$10,190	$15,115	$12,140
5/31/2019	$9,871	$14,137	$11,916
6/30/2019	$10,262	$15,129	$12,297
7/31/2019	$10,071	$15,354	$12,047
8/31/2019	$9,690	$15,041	$11,691
9/30/2019	$9,887	$15,305	$11,993
10/31/2019	$9,635	$15,635	$11,555
11/30/2019	$9,516	$16,229	$11,320
12/31/2019	$9,981	$16,698	$12,291
1/31/2020	$9,756	$16,680	$11,797
2/29/2020	$8,962	$15,314	$10,586
3/31/2020	$6,046	$13,208	$6,195
4/30/2020	$7,298	$14,957	$8,227
5/31/2020	$7,756	$15,757	$8,812
6/30/2020	$7,515	$16,117	$8,549
7/31/2020	$7,639	$17,033	$8,511
8/31/2020	$7,747	$18,266	$8,747
9/30/2020	$7,295	$17,601	$7,770
10/31/2020	$7,405	$17,221	$7,781
11/30/2020	$8,490	$19,317	$9,298
12/31/2020	$8,771	$20,186	$9,412
1/31/2021	$9,232	$20,096	$9,872
2/28/2021	$9,201	$20,724	$10,610
3/31/2021	$9,655	$21,467	$11,362
4/30/2021	$9,960	$22,573	$12,035
5/31/2021	$10,248	$22,676	$12,830
6/30/2021	$10,565	$23,236	$13,437
7/31/2021	$10,371	$23,628	$12,940
8/31/2021	$10,338	$24,302	$12,752
9/30/2021	$10,360	$23,212	$13,350
10/31/2021	$11,143	$24,782	$14,096
11/30/2021	$10,604	$24,404	$13,029
12/31/2021	$10,691	$25,365	$13,247
1/31/2022	$11,085	$23,873	$14,327
2/28/2022	$11,546	$23,272	$14,986
3/31/2022	$12,424	$24,026	$16,099
4/30/2022	$11,844	$21,870	$15,749
5/31/2022	$12,441	$21,841	$16,781
6/30/2022	$11,302	$20,014	$14,568
7/31/2022	$12,323	$21,891	$16,150
8/31/2022	$12,240	$21,074	$16,167
9/30/2022	$10,946	$19,120	$14,420
10/31/2022	$11,859	$20,688	$16,142
11/30/2022	$12,298	$21,768	$16,829
12/31/2022	$11,552	$20,493	$15,785
1/31/2023	$11,910	$21,905	$16,581
2/28/2023	$11,484	$21,393	$15,919
3/31/2023	$11,504	$21,965	$15,825
4/30/2023	$11,504	$22,199	$16,201
5/31/2023	$10,955	$22,285	$15,623
6/30/2023	$11,426	$23,807	$16,753
7/31/2023	$11,824	$24,661	$17,476
8/31/2023	$11,720	$24,185	$17,388
9/30/2023	$11,379	$23,032	$17,259
10/31/2023	$11,205	$22,422	$17,171
11/30/2023	$11,938	$24,513	$18,382
12/31/2023	$11,974	$25,813	$18,277
1/31/2024	$11,884	$26,099	$18,399
2/29/2024	$12,282	$27,512	$19,150
3/31/2024	$13,168	$28,399	$20,473
4/30/2024	$13,022	$27,150	$20,355
5/31/2024	$13,496	$28,432	$21,100
6/30/2024	$13,864	$29,313	$21,733
7/31/2024	$14,251	$29,857	$22,384
8/31/2024	$14,766	$30,507	$23,294
9/30/2024	$14,756	$31,138	$23,452
10/31/2024	$15,387	$30,910	$24,353
11/30/2024	$17,521	$32,966	$27,797
12/31/2024	$16,406	$31,958	$26,159
1/31/2025	$17,097	$32,967	$27,067
2/28/2025	$17,265	$32,336	$27,543
3/31/2025	$17,329	$30,449	$27,955
4/30/2025	$16,123	$30,245	$26,334
5/31/2025	$16,556	$32,162	$27,020
6/30/2025	$16,955	$33,796	$27,856
7/31/2025	$16,822	$34,540	$27,751
8/31/2025	$16,841	$35,340	$28,003
9/30/2025	$17,126	$36,559	$28,332
10/31/2025	$16,284	$37,343	$26,463

Average Annual Return [Table Text Block]
I4CY3	1 Year	5 Years	10 Years
Class C with Load	4.83%	17.07%	5.00%
Class C	5.83%	17.07%	5.00%
Russell 3000®IndexFootnote Reference(b)	20.81%	16.74%	14.08%
Alerian Midstream Energy Select IndexFootnote Reference(c)	8.66%	27.74%	10.22%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 120,922,106
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,443,441
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,922,106
Number of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,443,441

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.8%
Master Limited Partnerships	26.2
Repurchase Agreements	3.7
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	10.0%
Cheniere Energy, Inc.	8.4
Enterprise Products Partners LP	8.1
Energy Transfer LP	7.2
Kinder Morgan, Inc.	7.2
TC Energy Corp.	5.7
DT Midstream, Inc.	4.8
MPLX LP	4.7
Enbridge, Inc.	4.6
ONEOK, Inc.	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000125979
Shareholder Report [Line Items]
Fund Name			Transamerica Energy Infrastructure
Class Name			Class I
Trading Symbol			TMLPX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.29%

Expenses Paid, Amount			$ 134
Expense Ratio, Percent			1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 7.00%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Alerian Midstream Energy Select Index, returned 8.66% over the same period.

  During the fiscal year ended October 31, 2025, the Fund underperformed the Alerian Midstream Energy Select Total Return and the Alerian MLP Total Return Indices.

  The Fund is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds. The sub-adviser believes these types of companies are well positioned to generate several years of attractive returns for investors.

  As of October 31, 2025, over 90% of the Fund was allocated towards midstream equity investments, with the remainder allocated to power infrastructure and other energy companies. Natural gas value chains continue to benefit from structural tailwinds in LNG (“liquefied natural gas”) demand, along with industrial re-shoring and data center development. Over the past year, the sub-adviser steadily increased the Fund’s exposure to natural gas-focused infrastructure and other contracted, volume-driven businesses. The sub-adviser also broadened the Fund’s exposure to the natural gas value chain via positions in companies focused on LNG, gas storage, and compression.

  In parallel, the sub-adviser increased the Fund’s exposure to power infrastructure companies to benefit from the rising power demand cycle. The sub-adviser simultaneously trimmed the Fund’s positions perceived to have more exposure to drilling activity and crude oil production trends.

  These actions reflect the sub-adviser’s determination to increase the Fund’s exposure to natural gas demand growth (which the sub-adviser considers to be a multi-decade trend), as well as the sub-adviser’s defensive mindset.

  Focusing on the Fund’s top ten holdings, DT Midstream, a natural gas pipeline company, was the best performing investment during fiscal year 2025, followed by MPLX, a midstream energy and logistics company, and Enbridge, a major oil and gas pipeline company. Positive contributors to performance also included Williams, a major natural gas processing and transportation company, and Enterprise Products, a major North American provider of midstream energy services.

  The primary detractor from performance during the fiscal year was ONEOK, a leading American midstream energy infrastructure company, followed by Kinetik Holdings, a midstream logistics and pipeline transportation company, and Kodiak Gas Services, a natural gas compression services company.

  The views expressed reflect the opinions of Kayne Anderson Capital Advisors, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,107	$10,055	$9,174
12/31/2015	$8,196	$9,849	$8,436
1/31/2016	$7,534	$9,293	$8,051
2/29/2016	$7,700	$9,290	$8,130
3/31/2016	$8,263	$9,944	$9,016
4/30/2016	$8,967	$10,006	$9,927
5/31/2016	$9,211	$10,185	$10,161
6/30/2016	$9,584	$10,206	$10,703
7/31/2016	$9,662	$10,611	$10,762
8/31/2016	$9,778	$10,638	$11,088
9/30/2016	$10,338	$10,655	$11,690
10/31/2016	$9,932	$10,424	$11,174
11/30/2016	$10,325	$10,891	$11,619
12/31/2016	$10,670	$11,103	$12,110
1/31/2017	$10,790	$11,312	$12,272
2/28/2017	$10,829	$11,733	$12,380
3/31/2017	$10,970	$11,741	$12,431
4/30/2017	$10,849	$11,865	$12,226
5/31/2017	$10,337	$11,987	$11,807
6/30/2017	$10,442	$12,095	$11,965
7/31/2017	$10,797	$12,323	$12,309
8/31/2017	$10,442	$12,347	$11,911
9/30/2017	$10,634	$12,648	$12,245
10/31/2017	$10,191	$12,924	$11,830
11/30/2017	$10,095	$13,316	$11,748
12/31/2017	$10,648	$13,450	$12,203
1/31/2018	$10,788	$14,158	$12,252
2/28/2018	$9,794	$13,637	$10,964
3/31/2018	$9,414	$13,363	$10,591
4/30/2018	$9,939	$13,414	$11,144
5/31/2018	$10,450	$13,792	$11,705
6/30/2018	$10,531	$13,883	$11,933
7/31/2018	$10,862	$14,343	$12,375
8/31/2018	$10,934	$14,847	$12,210
9/30/2018	$10,805	$14,871	$12,000
10/31/2018	$10,047	$13,776	$11,115
11/30/2018	$9,930	$14,052	$11,105
12/31/2018	$9,017	$12,745	$10,046
1/31/2019	$10,288	$13,838	$11,660
2/28/2019	$10,303	$14,325	$11,819
3/31/2019	$10,744	$14,534	$12,278
4/30/2019	$10,579	$15,115	$12,140
5/31/2019	$10,250	$14,137	$11,916
6/30/2019	$10,666	$15,129	$12,297
7/31/2019	$10,469	$15,354	$12,047
8/31/2019	$10,089	$15,041	$11,691
9/30/2019	$10,306	$15,305	$11,993
10/31/2019	$10,044	$15,635	$11,555
11/30/2019	$9,936	$16,229	$11,320
12/31/2019	$10,431	$16,698	$12,291
1/31/2020	$10,213	$16,680	$11,797
2/29/2020	$9,385	$15,314	$10,586
3/31/2020	$6,325	$13,208	$6,195
4/30/2020	$7,667	$14,957	$8,227
5/31/2020	$8,130	$15,757	$8,812
6/30/2020	$7,882	$16,117	$8,549
7/31/2020	$8,028	$17,033	$8,511
8/31/2020	$8,158	$18,266	$8,747
9/30/2020	$7,674	$17,601	$7,770
10/31/2020	$7,806	$17,221	$7,781
11/30/2020	$8,948	$19,317	$9,298
12/31/2020	$9,249	$20,186	$9,412
1/31/2021	$9,752	$20,096	$9,872
2/28/2021	$9,735	$20,724	$10,610
3/31/2021	$10,209	$21,467	$11,362
4/30/2021	$10,549	$22,573	$12,035
5/31/2021	$10,871	$22,676	$12,830
6/30/2021	$11,201	$23,236	$13,437
7/31/2021	$11,012	$23,628	$12,940
8/31/2021	$10,995	$24,302	$12,752
9/30/2021	$11,032	$23,212	$13,350
10/31/2021	$11,865	$24,782	$14,096
11/30/2021	$11,310	$24,404	$13,029
12/31/2021	$11,420	$25,365	$13,247
1/31/2022	$11,841	$23,873	$14,327
2/28/2022	$12,350	$23,272	$14,986
3/31/2022	$13,284	$24,026	$16,099
4/30/2022	$12,698	$21,870	$15,749
5/31/2022	$13,355	$21,841	$16,781
6/30/2022	$12,138	$20,014	$14,568
7/31/2022	$13,233	$21,891	$16,150
8/31/2022	$13,161	$21,074	$16,167
9/30/2022	$11,795	$19,120	$14,420
10/31/2022	$12,784	$20,688	$16,142
11/30/2022	$13,257	$21,768	$16,829
12/31/2022	$12,454	$20,493	$15,785
1/31/2023	$12,859	$21,905	$16,581
2/28/2023	$12,417	$21,393	$15,919
3/31/2023	$12,459	$21,965	$15,825
4/30/2023	$12,477	$22,199	$16,201
5/31/2023	$11,882	$22,285	$15,623
6/30/2023	$12,408	$23,807	$16,753
7/31/2023	$12,841	$24,661	$17,476
8/31/2023	$12,747	$24,185	$17,388
9/30/2023	$12,391	$23,032	$17,259
10/31/2023	$12,201	$22,422	$17,171
11/30/2023	$13,018	$24,513	$18,382
12/31/2023	$13,077	$25,813	$18,277
1/31/2024	$12,978	$26,099	$18,399
2/29/2024	$13,433	$27,512	$19,150
3/31/2024	$14,397	$28,399	$20,473
4/30/2024	$14,257	$27,150	$20,355
5/31/2024	$14,797	$28,432	$21,100
6/30/2024	$15,201	$29,313	$21,733
7/31/2024	$15,645	$29,857	$22,384
8/31/2024	$16,232	$30,507	$23,294
9/30/2024	$16,221	$31,138	$23,452
10/31/2024	$16,936	$30,910	$24,353
11/30/2024	$19,305	$32,966	$27,797
12/31/2024	$18,108	$31,958	$26,159
1/31/2025	$18,872	$32,967	$27,067
2/28/2025	$19,057	$32,336	$27,543
3/31/2025	$19,178	$30,449	$27,955
4/30/2025	$17,844	$30,245	$26,334
5/31/2025	$18,344	$32,162	$27,020
6/30/2025	$18,794	$33,796	$27,856
7/31/2025	$18,668	$34,540	$27,751
8/31/2025	$18,710	$35,340	$28,003
9/30/2025	$19,037	$36,559	$28,332
10/31/2025	$18,121	$37,343	$26,463

Average Annual Return [Table Text Block]
I4CY8	1 Year	5 Years	10 Years
Class I	7.00%	18.34%	6.13%
Russell 3000®IndexFootnote Reference(b)	20.81%	16.74%	14.08%
Alerian Midstream Energy Select IndexFootnote Reference(c)	8.66%	27.74%	10.22%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 120,922,106
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,443,441
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,922,106
Number of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,443,441

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.8%
Master Limited Partnerships	26.2
Repurchase Agreements	3.7
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	10.0%
Cheniere Energy, Inc.	8.4
Enterprise Products Partners LP	8.1
Energy Transfer LP	7.2
Kinder Morgan, Inc.	7.2
TC Energy Corp.	5.7
DT Midstream, Inc.	4.8
MPLX LP	4.7
Enbridge, Inc.	4.6
ONEOK, Inc.	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000125980
Shareholder Report [Line Items]
Fund Name			Transamerica Energy Infrastructure
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$123	1.19%

Expenses Paid, Amount			$ 123
Expense Ratio, Percent			1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 6.97%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Alerian Midstream Energy Select Index, returned 8.66% over the same period.

  During the fiscal year ended October 31, 2025, the Fund underperformed the Alerian Midstream Energy Select Total Return and the Alerian MLP Total Return Indices.

  The Fund is focused on North American energy infrastructure businesses that exhibit defensive attributes and thematic tailwinds. The sub-adviser believes these types of companies are well positioned to generate several years of attractive returns for investors.

  As of October 31, 2025, over 90% of the Fund was allocated towards midstream equity investments, with the remainder allocated to power infrastructure and other energy companies. Natural gas value chains continue to benefit from structural tailwinds in LNG (“liquefied natural gas”) demand, along with industrial re-shoring and data center development. Over the past year, the sub-adviser steadily increased the Fund’s exposure to natural gas-focused infrastructure and other contracted, volume-driven businesses. The sub-adviser also broadened the Fund’s exposure to the natural gas value chain via positions in companies focused on LNG, gas storage, and compression.

  In parallel, the sub-adviser increased the Fund’s exposure to power infrastructure companies to benefit from the rising power demand cycle. The sub-adviser simultaneously trimmed the Fund’s positions perceived to have more exposure to drilling activity and crude oil production trends.

  These actions reflect the sub-adviser’s determination to increase the Fund’s exposure to natural gas demand growth (which the sub-adviser considers to be a multi-decade trend), as well as the sub-adviser’s defensive mindset.

  Focusing on the Fund’s top ten holdings, DT Midstream, a natural gas pipeline company, was the best performing investment during fiscal year 2025, followed by MPLX, a midstream energy and logistics company, and Enbridge, a major oil and gas pipeline company. Positive contributors to performance also included Williams, a major natural gas processing and transportation company, and Enterprise Products, a major North American provider of midstream energy services.

  The primary detractor from performance during the fiscal year was ONEOK, a leading American midstream energy infrastructure company, followed by Kinetik Holdings, a midstream logistics and pipeline transportation company, and Kodiak Gas Services, a natural gas compression services company.

  The views expressed reflect the opinions of Kayne Anderson Capital Advisors, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Alerian Midstream Energy Select Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,107	$10,055	$9,174
12/31/2015	$8,199	$9,849	$8,436
1/31/2016	$7,537	$9,293	$8,051
2/29/2016	$7,715	$9,290	$8,130
3/31/2016	$8,268	$9,944	$9,016
4/30/2016	$8,985	$10,006	$9,927
5/31/2016	$9,216	$10,185	$10,161
6/30/2016	$9,592	$10,206	$10,703
7/31/2016	$9,670	$10,611	$10,762
8/31/2016	$9,799	$10,638	$11,088
9/30/2016	$10,362	$10,655	$11,690
10/31/2016	$9,955	$10,424	$11,174
11/30/2016	$10,335	$10,891	$11,619
12/31/2016	$10,683	$11,103	$12,110
1/31/2017	$10,803	$11,312	$12,272
2/28/2017	$10,856	$11,733	$12,380
3/31/2017	$10,986	$11,741	$12,431
4/30/2017	$10,864	$11,865	$12,226
5/31/2017	$10,366	$11,987	$11,807
6/30/2017	$10,473	$12,095	$11,965
7/31/2017	$10,828	$12,323	$12,309
8/31/2017	$10,459	$12,347	$11,911
9/30/2017	$10,654	$12,648	$12,245
10/31/2017	$10,225	$12,924	$11,830
11/30/2017	$10,114	$13,316	$11,748
12/31/2017	$10,672	$13,450	$12,203
1/31/2018	$10,812	$14,158	$12,252
2/28/2018	$9,815	$13,637	$10,964
3/31/2018	$9,438	$13,363	$10,591
4/30/2018	$9,964	$13,414	$11,144
5/31/2018	$10,477	$13,792	$11,705
6/30/2018	$10,561	$13,883	$11,933
7/31/2018	$10,893	$14,343	$12,375
8/31/2018	$10,965	$14,847	$12,210
9/30/2018	$10,838	$14,871	$12,000
10/31/2018	$10,077	$13,776	$11,115
11/30/2018	$9,960	$14,052	$11,105
12/31/2018	$9,047	$12,745	$10,046
1/31/2019	$10,323	$13,838	$11,660
2/28/2019	$10,338	$14,325	$11,819
3/31/2019	$10,783	$14,534	$12,278
4/30/2019	$10,618	$15,115	$12,140
5/31/2019	$10,287	$14,137	$11,916
6/30/2019	$10,708	$15,129	$12,297
7/31/2019	$10,509	$15,354	$12,047
8/31/2019	$10,128	$15,041	$11,691
9/30/2019	$10,348	$15,305	$11,993
10/31/2019	$10,085	$15,635	$11,555
11/30/2019	$9,977	$16,229	$11,320
12/31/2019	$10,477	$16,698	$12,291
1/31/2020	$10,257	$16,680	$11,797
2/29/2020	$9,426	$15,314	$10,586
3/31/2020	$6,356	$13,208	$6,195
4/30/2020	$7,688	$14,957	$8,227
5/31/2020	$8,169	$15,757	$8,812
6/30/2020	$7,922	$16,117	$8,549
7/31/2020	$8,069	$17,033	$8,511
8/31/2020	$8,200	$18,266	$8,747
9/30/2020	$7,715	$17,601	$7,770
10/31/2020	$7,848	$17,221	$7,781
11/30/2020	$8,995	$19,317	$9,298
12/31/2020	$9,300	$20,186	$9,412
1/31/2021	$9,806	$20,096	$9,872
2/28/2021	$9,789	$20,724	$10,610
3/31/2021	$10,268	$21,467	$11,362
4/30/2021	$10,626	$22,573	$12,035
5/31/2021	$10,933	$22,676	$12,830
6/30/2021	$11,284	$23,236	$13,437
7/31/2021	$11,077	$23,628	$12,940
8/31/2021	$11,060	$24,302	$12,752
9/30/2021	$11,100	$23,212	$13,350
10/31/2021	$11,938	$24,782	$14,096
11/30/2021	$11,379	$24,404	$13,029
12/31/2021	$11,493	$25,365	$13,247
1/31/2022	$11,917	$23,873	$14,327
2/28/2022	$12,429	$23,272	$14,986
3/31/2022	$13,389	$24,026	$16,099
4/30/2022	$12,782	$21,870	$15,749
5/31/2022	$13,443	$21,841	$16,781
6/30/2022	$12,221	$20,014	$14,568
7/31/2022	$13,324	$21,891	$16,150
8/31/2022	$13,251	$21,074	$16,167
9/30/2022	$11,860	$19,120	$14,420
10/31/2022	$12,867	$20,688	$16,142
11/30/2022	$13,361	$21,768	$16,829
12/31/2022	$12,557	$20,493	$15,785
1/31/2023	$12,964	$21,905	$16,581
2/28/2023	$12,501	$21,393	$15,919
3/31/2023	$12,546	$21,965	$15,825
4/30/2023	$12,564	$22,199	$16,201
5/31/2023	$11,965	$22,285	$15,623
6/30/2023	$12,498	$23,807	$16,753
7/31/2023	$12,952	$24,661	$17,476
8/31/2023	$12,858	$24,185	$17,388
9/30/2023	$12,484	$23,032	$17,259
10/31/2023	$12,311	$22,422	$17,171
11/30/2023	$13,115	$24,513	$18,382
12/31/2023	$13,178	$25,813	$18,277
1/31/2024	$13,079	$26,099	$18,399
2/29/2024	$13,537	$27,512	$19,150
3/31/2024	$14,512	$28,399	$20,473
4/30/2024	$14,392	$27,150	$20,355
5/31/2024	$14,916	$28,432	$21,100
6/30/2024	$15,347	$29,313	$21,733
7/31/2024	$15,795	$29,857	$22,384
8/31/2024	$16,386	$30,507	$23,294
9/30/2024	$16,379	$31,138	$23,452
10/31/2024	$17,101	$30,910	$24,353
11/30/2024	$19,470	$32,966	$27,797
12/31/2024	$18,267	$31,958	$26,159
1/31/2025	$19,037	$32,967	$27,067
2/28/2025	$19,245	$32,336	$27,543
3/31/2025	$19,350	$30,449	$27,955
4/30/2025	$18,025	$30,245	$26,334
5/31/2025	$18,509	$32,162	$27,020
6/30/2025	$18,988	$33,796	$27,856
7/31/2025	$18,861	$34,540	$27,751
8/31/2025	$18,903	$35,340	$28,003
9/30/2025	$19,238	$36,559	$28,332
10/31/2025	$18,292	$37,343	$26,463

Average Annual Return [Table Text Block]
I4CY4	1 Year	5 Years	10 Years
Class I2	6.97%	18.44%	6.22%
Russell 3000®IndexFootnote Reference(b)	20.81%	16.74%	14.08%
Alerian Midstream Energy Select IndexFootnote Reference(c)	8.66%	27.74%	10.22%

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 120,922,106
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,443,441
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,922,106
Number of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,443,441

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.8%
Master Limited Partnerships	26.2
Repurchase Agreements	3.7
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	10.0%
Cheniere Energy, Inc.	8.4
Enterprise Products Partners LP	8.1
Energy Transfer LP	7.2
Kinder Morgan, Inc.	7.2
TC Energy Corp.	5.7
DT Midstream, Inc.	4.8
MPLX LP	4.7
Enbridge, Inc.	4.6
ONEOK, Inc.	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132297
Shareholder Report [Line Items]
Fund Name			Transamerica Floating Rate
Class Name			Class A
Trading Symbol			TFLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 99
Expense Ratio, Percent	[1]		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.85%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the S&P UBS Leveraged Loan Index, returned 6.50% over the same period.

  The sub-adviser’s allocation to higher coupon loans was the largest positive driver of returns in the fiscal year ended October 31, 2025. Among credit qualities, security selection in single-B rated credits contributed the most to performance.

  The Fund also benefitted from an underweight allocation to CCC-rated loans during the fiscal year, as lower-rated companies continued to struggle with weak interest coverage ratios and other issuer specific issues.

  From a sector perspective, an underweight to loans issued by chemical companies, which the sub-adviser has long seen as a challenged industry, benefited returns. As was the case during the fiscal year, chemical names tend to underperform in low-growth environments as price competition from larger companies can hurt margins.

  The Fund also benefitted from the strong return in the equity price of portfolio holding Avaya, which was the largest individual contributor to relative performance during the fiscal year. The company has continued to hit expectations since emerging from bankruptcy in early 2023, and the company’s reorganization equity has been starting to reflect positive momentum.

  Off-setting the positives above were some single-name pressures in the food and beverage sector, autos, and consumer products.

  The sub-adviser’s goal in managing the Fund is to provide superior risk-adjusted returns. This fiscal year’s result follows on last fiscal year’s rotation to higher yielding assets, which was a Fund strategy that continued into this period. Notably, while the Fund’s yield has remained competitive since that rotation to higher yielding loans last year, the Fund has continued to remain underweight CCC-rated loans.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Universal Bond Index	S&P UBS Leveraged Loan Index
10/31/2015	$9,525	$10,000	$10,000
11/30/2015	$9,456	$9,964	$9,911
12/31/2015	$9,410	$9,914	$9,817
1/31/2016	$9,401	$10,023	$9,746
2/29/2016	$9,382	$10,094	$9,691
3/31/2016	$9,592	$10,218	$9,947
4/30/2016	$9,704	$10,288	$10,136
5/31/2016	$9,789	$10,296	$10,228
6/30/2016	$9,793	$10,477	$10,232
7/31/2016	$9,897	$10,563	$10,376
8/31/2016	$9,930	$10,575	$10,458
9/30/2016	$9,994	$10,577	$10,549
10/31/2016	$10,049	$10,507	$10,630
11/30/2016	$10,053	$10,271	$10,665
12/31/2016	$10,139	$10,301	$10,787
1/31/2017	$10,184	$10,338	$10,844
2/28/2017	$10,236	$10,418	$10,908
3/31/2017	$10,246	$10,414	$10,916
4/30/2017	$10,288	$10,500	$10,964
5/31/2017	$10,319	$10,581	$11,005
6/30/2017	$10,329	$10,572	$10,998
7/31/2017	$10,383	$10,625	$11,085
8/31/2017	$10,385	$10,717	$11,069
9/30/2017	$10,420	$10,679	$11,114
10/31/2017	$10,465	$10,692	$11,188
11/30/2017	$10,466	$10,676	$11,201
12/31/2017	$10,501	$10,723	$11,245
1/31/2018	$10,578	$10,620	$11,366
2/28/2018	$10,590	$10,519	$11,386
3/31/2018	$10,617	$10,572	$11,423
4/30/2018	$10,654	$10,501	$11,478
5/31/2018	$10,661	$10,559	$11,500
6/30/2018	$10,648	$10,543	$11,512
7/31/2018	$10,720	$10,565	$11,607
8/31/2018	$10,750	$10,618	$11,655
9/30/2018	$10,812	$10,572	$11,735
10/31/2018	$10,812	$10,484	$11,735
11/30/2018	$10,723	$10,531	$11,640
12/31/2018	$10,481	$10,695	$11,373
1/31/2019	$10,737	$10,843	$11,635
2/28/2019	$10,881	$10,855	$11,817
3/31/2019	$10,874	$11,051	$11,803
4/30/2019	$11,032	$11,066	$11,990
5/31/2019	$11,012	$11,236	$11,963
6/30/2019	$11,058	$11,395	$11,989
7/31/2019	$11,128	$11,429	$12,083
8/31/2019	$11,105	$11,687	$12,049
9/30/2019	$11,137	$11,637	$12,100
10/31/2019	$11,076	$11,674	$12,041
11/30/2019	$11,061	$11,672	$12,107
12/31/2019	$11,205	$11,689	$12,303
1/31/2020	$11,291	$11,899	$12,368
2/29/2020	$11,199	$12,077	$12,201
3/31/2020	$9,825	$11,841	$10,680
4/30/2020	$10,191	$12,078	$11,138
5/31/2020	$10,545	$12,191	$11,562
6/30/2020	$10,661	$12,293	$11,718
7/31/2020	$10,839	$12,509	$11,938
8/31/2020	$10,978	$12,437	$12,118
9/30/2020	$11,069	$12,414	$12,201
10/31/2020	$11,116	$12,370	$12,222
11/30/2020	$11,322	$12,531	$12,482
12/31/2020	$11,393	$12,575	$12,645
1/31/2021	$11,487	$12,496	$12,805
2/28/2021	$11,542	$12,334	$12,891
3/31/2021	$11,533	$12,191	$12,899
4/30/2021	$11,597	$12,293	$12,964
5/31/2021	$11,650	$12,340	$13,031
6/30/2021	$11,673	$12,430	$13,085
7/31/2021	$11,670	$12,555	$13,084
8/31/2021	$11,695	$12,547	$13,148
9/30/2021	$11,748	$12,440	$13,233
10/31/2021	$11,766	$12,429	$13,264
11/30/2021	$11,727	$12,444	$13,244
12/31/2021	$11,802	$12,436	$13,327
1/31/2022	$11,792	$12,163	$13,375
2/28/2022	$11,720	$11,998	$13,309
3/31/2022	$11,735	$11,676	$13,314
4/30/2022	$11,715	$11,240	$13,337
5/31/2022	$11,425	$11,302	$13,002
6/30/2022	$11,185	$11,076	$12,735
7/31/2022	$11,420	$11,355	$12,972
8/31/2022	$11,572	$11,060	$13,171
9/30/2022	$11,356	$10,583	$12,886
10/31/2022	$11,460	$10,467	$12,995
11/30/2022	$11,565	$10,857	$13,140
12/31/2022	$11,609	$10,820	$13,186
1/31/2023	$11,863	$11,156	$13,525
2/28/2023	$11,919	$10,882	$13,610
3/31/2023	$11,881	$11,137	$13,597
4/30/2023	$11,975	$11,205	$13,726
5/31/2023	$11,896	$11,089	$13,714
6/30/2023	$12,191	$11,072	$14,021
7/31/2023	$12,287	$11,083	$14,203
8/31/2023	$12,386	$11,016	$14,367
9/30/2023	$12,471	$10,753	$14,493
10/31/2023	$12,435	$10,592	$14,498
11/30/2023	$12,579	$11,068	$14,671
12/31/2023	$12,765	$11,488	$14,906
1/31/2024	$12,823	$11,461	$15,023
2/29/2024	$12,917	$11,323	$15,157
3/31/2024	$13,018	$11,435	$15,283
4/30/2024	$13,089	$11,167	$15,387
5/31/2024	$13,210	$11,352	$15,526
6/30/2024	$13,253	$11,456	$15,569
7/31/2024	$13,343	$11,716	$15,683
8/31/2024	$13,423	$11,889	$15,776
9/30/2024	$13,502	$12,052	$15,892
10/31/2024	$13,623	$11,778	$16,027
11/30/2024	$13,758	$11,902	$16,161
12/31/2024	$13,835	$11,722	$16,256
1/31/2025	$13,948	$11,793	$16,373
2/28/2025	$13,946	$12,037	$16,398
3/31/2025	$13,880	$12,034	$16,355
4/30/2025	$13,854	$12,077	$16,345
5/31/2025	$14,080	$12,015	$16,604
6/30/2025	$14,210	$12,203	$16,737
7/31/2025	$14,310	$12,185	$16,874
8/31/2025	$14,365	$12,331	$16,937
9/30/2025	$14,390	$12,462	$17,018
10/31/2025	$14,404	$12,544	$17,069

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CG1	1 Year	5 Years	10 Years
Class A with Load	0.72%	4.30%	3.72%
Class A	5.85%	5.34%	4.23%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
S&P UBS Leveraged Loan IndexFootnote Reference(b)	6.50%	6.91%	5.49%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P UBS Leveraged Loan Index is an index designed to mirror the investable universe of the dollar denominated leveraged loan market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 261,033,946
Holdings Count | Holding			281
Advisory Fees Paid, Amount			$ 1,282,649
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$261,033,946
Number of Portfolio Holdings	281
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,649
Average MaturityFootnote Reference§	3.68 years
DurationFootnote Reference†	0.37 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	1.3%
BBB	0.9
BB	18.9
B	67.8
CCC	2.3
Below CCC	0.3
NR (Not Rated)	3.5

Asset Allocations (Percentage of Net Assets)

Loan Assignments	85.9%
Corporate Debt Securities	7.3
Repurchase Agreements	4.1
Asset-Backed Securities	1.3
Other Investment Company	1.0
Exchange-Traded Funds	1.0
Common Stocks	0.2
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan B, 1-Month Term SOFR + 4.25%, 8.21%, 01/15/2031	0.9
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 10.25%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 8.03%, 08/18/2032	0.8
Flynn Restaurant Group LP, Term Loan, 1-Month Term SOFR + 3.75%, 7.71%, 01/28/2032	0.8
BIFM U.S. Finance LLC, Repriced Term Loan B, 7.21%, 05/31/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR + 3.75%, 7.68%, 07/09/2031	0.8
Nomad Foods U.S. LLC, Term Loan B5, 1-Month Term SOFR + 2.50%, 6.58%, 11/12/2029	0.7
Filtration Group Corp., 1-Month Term SOFR + 2.75%, 6.71%, 10/21/2028	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132298
Shareholder Report [Line Items]
Fund Name			Transamerica Floating Rate
Class Name			Class C
Trading Symbol			TFLCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 174
Expense Ratio, Percent	[2]		1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.96%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the S&P UBS Leveraged Loan Index, returned 6.50% over the same period.

  The sub-adviser’s allocation to higher coupon loans was the largest positive driver of returns in the fiscal year ended October 31, 2025. Among credit qualities, security selection in single-B rated credits contributed the most to performance.

  The Fund also benefitted from an underweight allocation to CCC-rated loans during the fiscal year, as lower-rated companies continued to struggle with weak interest coverage ratios and other issuer specific issues.

  From a sector perspective, an underweight to loans issued by chemical companies, which the sub-adviser has long seen as a challenged industry, benefited returns. As was the case during the fiscal year, chemical names tend to underperform in low-growth environments as price competition from larger companies can hurt margins.

  The Fund also benefitted from the strong return in the equity price of portfolio holding Avaya, which was the largest individual contributor to relative performance during the fiscal year. The company has continued to hit expectations since emerging from bankruptcy in early 2023, and the company’s reorganization equity has been starting to reflect positive momentum.

  Off-setting the positives above were some single-name pressures in the food and beverage sector, autos, and consumer products.

  The sub-adviser’s goal in managing the Fund is to provide superior risk-adjusted returns. This fiscal year’s result follows on last fiscal year’s rotation to higher yielding assets, which was a Fund strategy that continued into this period. Notably, while the Fund’s yield has remained competitive since that rotation to higher yielding loans last year, the Fund has continued to remain underweight CCC-rated loans.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Universal Bond Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,921	$9,964	$9,911
12/31/2015	$9,866	$9,914	$9,817
1/31/2016	$9,851	$10,023	$9,746
2/29/2016	$9,826	$10,094	$9,691
3/31/2016	$10,038	$10,218	$9,947
4/30/2016	$10,160	$10,288	$10,136
5/31/2016	$10,243	$10,296	$10,228
6/30/2016	$10,229	$10,477	$10,232
7/31/2016	$10,331	$10,563	$10,376
8/31/2016	$10,360	$10,575	$10,458
9/30/2016	$10,431	$10,577	$10,549
10/31/2016	$10,470	$10,507	$10,630
11/30/2016	$10,468	$10,271	$10,665
12/31/2016	$10,561	$10,301	$10,787
1/31/2017	$10,602	$10,338	$10,844
2/28/2017	$10,639	$10,418	$10,908
3/31/2017	$10,643	$10,414	$10,916
4/30/2017	$10,690	$10,500	$10,964
5/31/2017	$10,716	$10,581	$11,005
6/30/2017	$10,709	$10,572	$10,998
7/31/2017	$10,758	$10,625	$11,085
8/31/2017	$10,753	$10,717	$11,069
10/31/2017	$10,822	$10,692	$11,188
11/30/2017	$10,817	$10,676	$11,201
12/31/2017	$10,846	$10,723	$11,245
1/31/2018	$10,918	$10,620	$11,366
2/28/2018	$10,925	$10,519	$11,386
3/31/2018	$10,945	$10,572	$11,423
4/30/2018	$10,989	$10,501	$11,478
5/31/2018	$10,978	$10,559	$11,500
6/30/2018	$10,968	$10,543	$11,512
7/31/2018	$11,024	$10,565	$11,607
8/31/2018	$11,060	$10,618	$11,655
9/30/2018	$11,117	$10,572	$11,735
10/31/2018	$11,098	$10,484	$11,735
11/30/2018	$11,000	$10,531	$11,640
12/31/2018	$10,756	$10,695	$11,373
1/31/2019	$11,001	$10,843	$11,635
2/28/2019	$11,153	$10,855	$11,817
3/31/2019	$11,138	$11,051	$11,803
4/30/2019	$11,282	$11,066	$11,990
5/31/2019	$11,266	$11,236	$11,963
6/30/2019	$11,295	$11,395	$11,989
7/31/2019	$11,370	$11,429	$12,083
8/31/2019	$11,340	$11,687	$12,049
9/30/2019	$11,354	$11,637	$12,100
10/31/2019	$11,284	$11,674	$12,041
11/30/2019	$11,274	$11,672	$12,107
12/31/2019	$11,413	$11,689	$12,303
1/31/2020	$11,494	$11,899	$12,368
2/29/2020	$11,393	$12,077	$12,201
3/31/2020	$9,979	$11,841	$10,680
4/30/2020	$10,356	$12,078	$11,138
5/31/2020	$10,696	$12,191	$11,562
6/30/2020	$10,807	$12,293	$11,718
7/31/2020	$10,993	$12,509	$11,938
8/31/2020	$11,127	$12,437	$12,118
9/30/2020	$11,212	$12,414	$12,201
10/31/2020	$11,252	$12,370	$12,222
11/30/2020	$11,442	$12,531	$12,482
12/31/2020	$11,506	$12,575	$12,645
1/31/2021	$11,594	$12,496	$12,805
2/28/2021	$11,642	$12,334	$12,891
3/31/2021	$11,638	$12,191	$12,899
4/30/2021	$11,684	$12,293	$12,964
5/31/2021	$11,729	$12,340	$13,031
6/30/2021	$11,757	$12,430	$13,085
7/31/2021	$11,734	$12,555	$13,084
8/31/2021	$11,752	$12,547	$13,148
9/30/2021	$11,799	$12,440	$13,233
10/31/2021	$11,821	$12,429	$13,264
11/30/2021	$11,762	$12,444	$13,244
12/31/2021	$11,830	$12,436	$13,327
1/31/2022	$11,825	$12,163	$13,375
2/28/2022	$11,746	$11,998	$13,309
3/31/2022	$11,741	$11,676	$13,314
4/30/2022	$11,714	$11,240	$13,337
5/31/2022	$11,429	$11,302	$13,002
6/30/2022	$11,182	$11,076	$12,735
7/31/2022	$11,409	$11,355	$12,972
8/31/2022	$11,554	$11,060	$13,171
9/30/2022	$11,332	$10,583	$12,886
10/31/2022	$11,428	$10,467	$12,995
11/30/2022	$11,526	$10,857	$13,140
12/31/2022	$11,549	$10,820	$13,186
1/31/2023	$11,807	$11,156	$13,525
2/28/2023	$11,843	$10,882	$13,610
3/31/2023	$11,798	$11,137	$13,597
4/30/2023	$11,897	$11,205	$13,726
5/31/2023	$11,812	$11,089	$13,714
6/30/2023	$12,084	$11,072	$14,021
7/31/2023	$12,185	$11,083	$14,203
8/31/2023	$12,275	$11,016	$14,367
9/30/2023	$12,352	$10,753	$14,493
10/31/2023	$12,309	$10,592	$14,498
11/30/2023	$12,444	$11,068	$14,671
12/31/2023	$12,620	$11,488	$14,906
1/31/2024	$12,656	$11,461	$15,023
2/29/2024	$12,756	$11,323	$15,157
3/31/2024	$12,848	$11,435	$15,283
4/30/2024	$12,911	$11,167	$15,387
5/31/2024	$13,007	$11,352	$15,526
6/30/2024	$13,057	$11,456	$15,569
7/31/2024	$13,138	$11,716	$15,683
8/31/2024	$13,195	$11,889	$15,776
9/30/2024	$13,280	$12,052	$15,892
10/31/2024	$13,376	$11,778	$16,027
11/30/2024	$13,515	$11,902	$16,161
12/31/2024	$13,568	$11,722	$16,256
1/31/2025	$13,670	$11,793	$16,373
2/28/2025	$13,676	$12,037	$16,398
3/31/2025	$13,603	$12,034	$16,355
4/30/2025	$13,554	$12,077	$16,345
5/31/2025	$13,768	$12,015	$16,604
6/30/2025	$13,902	$12,203	$16,737
7/31/2025	$13,976	$12,185	$16,874
8/31/2025	$14,020	$12,331	$16,937
9/30/2025	$14,050	$12,462	$17,018
10/31/2025	$14,055	$12,544	$17,069

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CG3	1 Year	5 Years	10 Years
Class C with Load	4.09%	4.55%	3.46%
Class C	4.96%	4.55%	3.46%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
S&P UBS Leveraged Loan IndexFootnote Reference(b)	6.50%	6.91%	5.49%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P UBS Leveraged Loan Index is an index designed to mirror the investable universe of the dollar denominated leveraged loan market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 261,033,946
Holdings Count | Holding			281
Advisory Fees Paid, Amount			$ 1,282,649
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$261,033,946
Number of Portfolio Holdings	281
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,649
Average MaturityFootnote Reference§	3.68 years
DurationFootnote Reference†	0.37 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	1.3%
BBB	0.9
BB	18.9
B	67.8
CCC	2.3
Below CCC	0.3
NR (Not Rated)	3.5

Asset Allocations (Percentage of Net Assets)

Loan Assignments	85.9%
Corporate Debt Securities	7.3
Repurchase Agreements	4.1
Asset-Backed Securities	1.3
Other Investment Company	1.0
Exchange-Traded Funds	1.0
Common Stocks	0.2
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan B, 1-Month Term SOFR + 4.25%, 8.21%, 01/15/2031	0.9
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 10.25%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 8.03%, 08/18/2032	0.8
Flynn Restaurant Group LP, Term Loan, 1-Month Term SOFR + 3.75%, 7.71%, 01/28/2032	0.8
BIFM U.S. Finance LLC, Repriced Term Loan B, 7.21%, 05/31/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR + 3.75%, 7.68%, 07/09/2031	0.8
Nomad Foods U.S. LLC, Term Loan B5, 1-Month Term SOFR + 2.50%, 6.58%, 11/12/2029	0.7
Filtration Group Corp., 1-Month Term SOFR + 2.75%, 6.71%, 10/21/2028	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132299
Shareholder Report [Line Items]
Fund Name			Transamerica Floating Rate
Class Name			Class I
Trading Symbol			TFLIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 65
Expense Ratio, Percent	[3]		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 6.08%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the S&P UBS Leveraged Loan Index, returned 6.50% over the same period.

  The sub-adviser’s allocation to higher coupon loans was the largest positive driver of returns in the fiscal year ended October 31, 2025. Among credit qualities, security selection in single-B rated credits contributed the most to performance.

  The Fund also benefitted from an underweight allocation to CCC-rated loans during the fiscal year, as lower-rated companies continued to struggle with weak interest coverage ratios and other issuer specific issues.

  From a sector perspective, an underweight to loans issued by chemical companies, which the sub-adviser has long seen as a challenged industry, benefited returns. As was the case during the fiscal year, chemical names tend to underperform in low-growth environments as price competition from larger companies can hurt margins.

  The Fund also benefitted from the strong return in the equity price of portfolio holding Avaya, which was the largest individual contributor to relative performance during the fiscal year. The company has continued to hit expectations since emerging from bankruptcy in early 2023, and the company’s reorganization equity has been starting to reflect positive momentum.

  Off-setting the positives above were some single-name pressures in the food and beverage sector, autos, and consumer products.

  The sub-adviser’s goal in managing the Fund is to provide superior risk-adjusted returns. This fiscal year’s result follows on last fiscal year’s rotation to higher yielding assets, which was a Fund strategy that continued into this period. Notably, while the Fund’s yield has remained competitive since that rotation to higher yielding loans last year, the Fund has continued to remain underweight CCC-rated loans.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Universal Bond Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,949	$9,964	$9,911
12/31/2015	$9,902	$9,914	$9,817
1/31/2016	$9,895	$10,023	$9,746
2/29/2016	$9,878	$10,094	$9,691
3/31/2016	$10,079	$10,218	$9,947
4/30/2016	$10,200	$10,288	$10,136
5/31/2016	$10,291	$10,296	$10,228
6/30/2016	$10,286	$10,477	$10,232
7/31/2016	$10,408	$10,563	$10,376
8/31/2016	$10,446	$10,575	$10,458
9/30/2016	$10,516	$10,577	$10,549
10/31/2016	$10,575	$10,507	$10,630
11/30/2016	$10,571	$10,271	$10,665
12/31/2016	$10,674	$10,301	$10,787
1/31/2017	$10,724	$10,338	$10,844
2/28/2017	$10,780	$10,418	$10,908
3/31/2017	$10,794	$10,414	$10,916
4/30/2017	$10,839	$10,500	$10,964
5/31/2017	$10,875	$10,581	$11,005
6/30/2017	$10,887	$10,572	$10,998
7/31/2017	$10,947	$10,625	$11,085
8/31/2017	$10,940	$10,717	$11,069
10/31/2017	$11,040	$10,692	$11,188
11/30/2017	$11,032	$10,676	$11,201
12/31/2017	$11,071	$10,723	$11,245
1/31/2018	$11,155	$10,620	$11,366
2/28/2018	$11,170	$10,519	$11,386
3/31/2018	$11,201	$10,572	$11,423
4/30/2018	$11,254	$10,501	$11,478
5/31/2018	$11,252	$10,559	$11,500
6/30/2018	$11,251	$10,543	$11,512
7/31/2018	$11,330	$10,565	$11,607
8/31/2018	$11,364	$10,618	$11,655
9/30/2018	$11,432	$10,572	$11,735
10/31/2018	$11,434	$10,484	$11,735
11/30/2018	$11,342	$10,531	$11,640
12/31/2018	$11,099	$10,695	$11,373
1/31/2019	$11,362	$10,843	$11,635
2/28/2019	$11,517	$10,855	$11,817
3/31/2019	$11,522	$11,051	$11,803
4/30/2019	$11,681	$11,066	$11,990
5/31/2019	$11,662	$11,236	$11,963
6/30/2019	$11,713	$11,395	$11,989
7/31/2019	$11,789	$11,429	$12,083
8/31/2019	$11,768	$11,687	$12,049
9/30/2019	$11,804	$11,637	$12,100
10/31/2019	$11,741	$11,674	$12,041
11/30/2019	$11,727	$11,672	$12,107
12/31/2019	$11,883	$11,689	$12,303
1/31/2020	$11,977	$11,899	$12,368
2/29/2020	$11,881	$12,077	$12,201
3/31/2020	$10,409	$11,841	$10,680
4/30/2020	$10,813	$12,078	$11,138
5/31/2020	$11,179	$12,191	$11,562
6/30/2020	$11,305	$12,293	$11,718
7/31/2020	$11,497	$12,509	$11,938
8/31/2020	$11,647	$12,437	$12,118
9/30/2020	$11,747	$12,414	$12,201
10/31/2020	$11,798	$12,370	$12,222
11/30/2020	$12,008	$12,531	$12,482
12/31/2020	$12,086	$12,575	$12,645
1/31/2021	$12,189	$12,496	$12,805
2/28/2021	$12,249	$12,334	$12,891
3/31/2021	$12,255	$12,191	$12,899
4/30/2021	$12,313	$12,293	$12,964
5/31/2021	$12,371	$12,340	$13,031
6/30/2021	$12,411	$12,430	$13,085
7/31/2021	$12,398	$12,555	$13,084
8/31/2021	$12,427	$12,547	$13,148
9/30/2021	$12,487	$12,440	$13,233
10/31/2021	$12,509	$12,429	$13,264
11/30/2021	$12,469	$12,444	$13,244
12/31/2021	$12,552	$12,436	$13,327
1/31/2022	$12,556	$12,163	$13,375
2/28/2022	$12,482	$11,998	$13,309
3/31/2022	$12,487	$11,676	$13,314
4/30/2022	$12,468	$11,240	$13,337
5/31/2022	$12,160	$11,302	$13,002
6/30/2022	$11,919	$11,076	$12,735
7/31/2022	$12,172	$11,355	$12,972
8/31/2022	$12,338	$11,060	$13,171
9/30/2022	$12,109	$10,583	$12,886
10/31/2022	$12,222	$10,467	$12,995
11/30/2022	$12,337	$10,857	$13,140
12/31/2022	$12,372	$10,820	$13,186
1/31/2023	$12,660	$11,156	$13,525
2/28/2023	$12,709	$10,882	$13,610
3/31/2023	$12,672	$11,137	$13,597
4/30/2023	$12,789	$11,205	$13,726
5/31/2023	$12,709	$11,089	$13,714
6/30/2023	$13,014	$11,072	$14,021
7/31/2023	$13,135	$11,083	$14,203
8/31/2023	$13,245	$11,016	$14,367
9/30/2023	$13,339	$10,753	$14,493
10/31/2023	$13,304	$10,592	$14,498
11/30/2023	$13,448	$11,068	$14,671
12/31/2023	$13,666	$11,488	$14,906
1/31/2024	$13,717	$11,461	$15,023
2/29/2024	$13,837	$11,323	$15,157
3/31/2024	$13,949	$11,435	$15,283
4/30/2024	$14,014	$11,167	$15,387
5/31/2024	$14,148	$11,352	$15,526
6/30/2024	$14,213	$11,456	$15,569
7/31/2024	$14,315	$11,716	$15,683
8/31/2024	$14,389	$11,889	$15,776
9/30/2024	$14,494	$12,052	$15,892
10/31/2024	$14,612	$11,778	$16,027
11/30/2024	$14,761	$11,902	$16,161
12/31/2024	$14,848	$11,722	$16,256
1/31/2025	$14,973	$11,793	$16,373
2/28/2025	$14,992	$12,037	$16,398
3/31/2025	$14,924	$12,034	$16,355
4/30/2025	$14,883	$12,077	$16,345
5/31/2025	$15,132	$12,015	$16,604
6/30/2025	$15,293	$12,203	$16,737
7/31/2025	$15,388	$12,185	$16,874
8/31/2025	$15,451	$12,331	$16,937
9/30/2025	$15,481	$12,462	$17,018
10/31/2025	$15,517	$12,544	$17,069

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CG8	1 Year	5 Years	10 Years
Class I	6.08%	5.63%	4.49%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
S&P UBS Leveraged Loan IndexFootnote Reference(b)	6.50%	6.91%	5.49%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P UBS Leveraged Loan Index is an index designed to mirror the investable universe of the dollar denominated leveraged loan market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 261,033,946
Holdings Count | Holding			281
Advisory Fees Paid, Amount			$ 1,282,649
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$261,033,946
Number of Portfolio Holdings	281
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,649
Average MaturityFootnote Reference§	3.68 years
DurationFootnote Reference†	0.37 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	1.3%
BBB	0.9
BB	18.9
B	67.8
CCC	2.3
Below CCC	0.3
NR (Not Rated)	3.5

Asset Allocations (Percentage of Net Assets)

Loan Assignments	85.9%
Corporate Debt Securities	7.3
Repurchase Agreements	4.1
Asset-Backed Securities	1.3
Other Investment Company	1.0
Exchange-Traded Funds	1.0
Common Stocks	0.2
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan B, 1-Month Term SOFR + 4.25%, 8.21%, 01/15/2031	0.9
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 10.25%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 8.03%, 08/18/2032	0.8
Flynn Restaurant Group LP, Term Loan, 1-Month Term SOFR + 3.75%, 7.71%, 01/28/2032	0.8
BIFM U.S. Finance LLC, Repriced Term Loan B, 7.21%, 05/31/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR + 3.75%, 7.68%, 07/09/2031	0.8
Nomad Foods U.S. LLC, Term Loan B5, 1-Month Term SOFR + 2.50%, 6.58%, 11/12/2029	0.7
Filtration Group Corp., 1-Month Term SOFR + 2.75%, 6.71%, 10/21/2028	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000132300
Shareholder Report [Line Items]
Fund Name			Transamerica Floating Rate
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$65	0.63%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 65
Expense Ratio, Percent	[4]		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 6.21%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the S&P UBS Leveraged Loan Index, returned 6.50% over the same period.

  The sub-adviser’s allocation to higher coupon loans was the largest positive driver of returns in the fiscal year ended October 31, 2025. Among credit qualities, security selection in single-B rated credits contributed the most to performance.

  The Fund also benefitted from an underweight allocation to CCC-rated loans during the fiscal year, as lower-rated companies continued to struggle with weak interest coverage ratios and other issuer specific issues.

  From a sector perspective, an underweight to loans issued by chemical companies, which the sub-adviser has long seen as a challenged industry, benefited returns. As was the case during the fiscal year, chemical names tend to underperform in low-growth environments as price competition from larger companies can hurt margins.

  The Fund also benefitted from the strong return in the equity price of portfolio holding Avaya, which was the largest individual contributor to relative performance during the fiscal year. The company has continued to hit expectations since emerging from bankruptcy in early 2023, and the company’s reorganization equity has been starting to reflect positive momentum.

  Off-setting the positives above were some single-name pressures in the food and beverage sector, autos, and consumer products.

  The sub-adviser’s goal in managing the Fund is to provide superior risk-adjusted returns. This fiscal year’s result follows on last fiscal year’s rotation to higher yielding assets, which was a Fund strategy that continued into this period. Notably, while the Fund’s yield has remained competitive since that rotation to higher yielding loans last year, the Fund has continued to remain underweight CCC-rated loans.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Universal Bond Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,930	$9,964	$9,911
12/31/2015	$9,884	$9,914	$9,817
1/31/2016	$9,877	$10,023	$9,746
2/29/2016	$9,860	$10,094	$9,691
3/31/2016	$10,082	$10,218	$9,947
4/30/2016	$10,203	$10,288	$10,136
5/31/2016	$10,295	$10,296	$10,228
6/30/2016	$10,301	$10,477	$10,232
7/31/2016	$10,413	$10,563	$10,376
8/31/2016	$10,451	$10,575	$10,458
9/30/2016	$10,521	$10,577	$10,549
10/31/2016	$10,581	$10,507	$10,630
11/30/2016	$10,588	$10,271	$10,665
12/31/2016	$10,692	$10,301	$10,787
1/31/2017	$10,742	$10,338	$10,844
2/28/2017	$10,789	$10,418	$10,908
3/31/2017	$10,803	$10,414	$10,916
4/30/2017	$10,849	$10,500	$10,964
5/31/2017	$10,885	$10,581	$11,005
6/30/2017	$10,898	$10,572	$10,998
7/31/2017	$10,958	$10,625	$11,085
8/31/2017	$10,963	$10,717	$11,069
10/31/2017	$11,052	$10,692	$11,188
11/30/2017	$11,056	$10,676	$11,201
12/31/2017	$11,096	$10,723	$11,245
1/31/2018	$11,180	$10,620	$11,366
2/28/2018	$11,196	$10,519	$11,386
3/31/2018	$11,227	$10,572	$11,423
4/30/2018	$11,270	$10,501	$11,478
5/31/2018	$11,280	$10,559	$11,500
6/30/2018	$11,280	$10,543	$11,512
7/31/2018	$11,349	$10,565	$11,607
8/31/2018	$11,395	$10,618	$11,655
9/30/2018	$11,452	$10,572	$11,735
10/31/2018	$11,453	$10,484	$11,735
11/30/2018	$11,362	$10,531	$11,640
12/31/2018	$11,120	$10,695	$11,373
1/31/2019	$11,383	$10,843	$11,635
2/28/2019	$11,550	$10,855	$11,817
3/31/2019	$11,545	$11,051	$11,803
4/30/2019	$11,704	$11,066	$11,990
5/31/2019	$11,698	$11,236	$11,963
6/30/2019	$11,738	$11,395	$11,989
7/31/2019	$11,827	$11,429	$12,083
8/31/2019	$11,807	$11,687	$12,049
9/30/2019	$11,833	$11,637	$12,100
10/31/2019	$11,771	$11,674	$12,041
11/30/2019	$11,770	$11,672	$12,107
12/31/2019	$11,909	$11,689	$12,303
1/31/2020	$12,003	$11,899	$12,368
2/29/2020	$11,907	$12,077	$12,201
3/31/2020	$10,449	$11,841	$10,680
4/30/2020	$10,841	$12,078	$11,138
5/31/2020	$11,219	$12,191	$11,562
6/30/2020	$11,345	$12,293	$11,718
7/31/2020	$11,537	$12,509	$11,938
8/31/2020	$11,686	$12,437	$12,118
9/30/2020	$11,786	$12,414	$12,201
10/31/2020	$11,837	$12,370	$12,222
11/30/2020	$12,059	$12,531	$12,482
12/31/2020	$12,136	$12,575	$12,645
1/31/2021	$12,240	$12,496	$12,805
2/28/2021	$12,287	$12,334	$12,891
3/31/2021	$12,293	$12,191	$12,899
4/30/2021	$12,364	$12,293	$12,964
5/31/2021	$12,423	$12,340	$13,031
6/30/2021	$12,463	$12,430	$13,085
7/31/2021	$12,437	$12,555	$13,084
8/31/2021	$12,480	$12,547	$13,148
9/30/2021	$12,540	$12,440	$13,233
10/31/2021	$12,562	$12,429	$13,264
11/30/2021	$12,523	$12,444	$13,244
12/31/2021	$12,608	$12,436	$13,327
1/31/2022	$12,600	$12,163	$13,375
2/28/2022	$12,527	$11,998	$13,309
3/31/2022	$12,533	$11,676	$13,314
4/30/2022	$12,529	$11,240	$13,337
5/31/2022	$12,221	$11,302	$13,002
6/30/2022	$11,968	$11,076	$12,735
7/31/2022	$12,221	$11,355	$12,972
8/31/2022	$12,387	$11,060	$13,171
9/30/2022	$12,159	$10,583	$12,886
10/31/2022	$12,271	$10,467	$12,995
11/30/2022	$12,386	$10,857	$13,140
12/31/2022	$12,422	$10,820	$13,186
1/31/2023	$12,710	$11,156	$13,525
2/28/2023	$12,759	$10,882	$13,610
3/31/2023	$12,722	$11,137	$13,597
4/30/2023	$12,840	$11,205	$13,726
5/31/2023	$12,760	$11,089	$13,714
6/30/2023	$13,066	$11,072	$14,021
7/31/2023	$13,187	$11,083	$14,203
8/31/2023	$13,297	$11,016	$14,367
9/30/2023	$13,392	$10,753	$14,493
10/31/2023	$13,358	$10,592	$14,498
11/30/2023	$13,517	$11,068	$14,671
12/31/2023	$13,720	$11,488	$14,906
1/31/2024	$13,772	$11,461	$15,023
2/29/2024	$13,893	$11,323	$15,157
3/31/2024	$14,006	$11,435	$15,283
4/30/2024	$14,086	$11,167	$15,387
5/31/2024	$14,205	$11,352	$15,526
6/30/2024	$14,271	$11,456	$15,569
7/31/2024	$14,373	$11,716	$15,683
8/31/2024	$14,448	$11,889	$15,776
9/30/2024	$14,554	$12,052	$15,892
10/31/2024	$14,688	$11,778	$16,027
11/30/2024	$14,838	$11,902	$16,161
12/31/2024	$14,910	$11,722	$16,256
1/31/2025	$15,035	$11,793	$16,373
2/28/2025	$15,054	$12,037	$16,398
3/31/2025	$14,987	$12,034	$16,355
4/30/2025	$14,963	$12,077	$16,345
5/31/2025	$15,195	$12,015	$16,604
6/30/2025	$15,357	$12,203	$16,737
7/31/2025	$15,453	$12,185	$16,874
8/31/2025	$15,516	$12,331	$16,937
9/30/2025	$15,564	$12,462	$17,018
10/31/2025	$15,582	$12,544	$17,069

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CG4	1 Year	5 Years	10 Years
Class I2	6.21%	5.68%	4.55%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
S&P UBS Leveraged Loan IndexFootnote Reference(b)	6.50%	6.91%	5.49%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P UBS Leveraged Loan Index is an index designed to mirror the investable universe of the dollar denominated leveraged loan market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 261,033,946
Holdings Count | Holding			281
Advisory Fees Paid, Amount			$ 1,282,649
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$261,033,946
Number of Portfolio Holdings	281
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,649
Average MaturityFootnote Reference§	3.68 years
DurationFootnote Reference†	0.37 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	1.3%
BBB	0.9
BB	18.9
B	67.8
CCC	2.3
Below CCC	0.3
NR (Not Rated)	3.5

Asset Allocations (Percentage of Net Assets)

Loan Assignments	85.9%
Corporate Debt Securities	7.3
Repurchase Agreements	4.1
Asset-Backed Securities	1.3
Other Investment Company	1.0
Exchange-Traded Funds	1.0
Common Stocks	0.2
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan B, 1-Month Term SOFR + 4.25%, 8.21%, 01/15/2031	0.9
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 10.25%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 8.03%, 08/18/2032	0.8
Flynn Restaurant Group LP, Term Loan, 1-Month Term SOFR + 3.75%, 7.71%, 01/28/2032	0.8
BIFM U.S. Finance LLC, Repriced Term Loan B, 7.21%, 05/31/2028	0.8
Apro LLC, Term Loan B, 1-Month Term SOFR + 3.75%, 7.68%, 07/09/2031	0.8
Nomad Foods U.S. LLC, Term Loan B5, 1-Month Term SOFR + 2.50%, 6.58%, 11/12/2029	0.7
Filtration Group Corp., 1-Month Term SOFR + 2.75%, 6.71%, 10/21/2028	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021252
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class A
Trading Symbol			IATXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

Expenses Paid, Amount			$ 74
Expense Ratio, Percent			0.73%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021254
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class C
Trading Symbol			IMLXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

Expenses Paid, Amount			$ 149
Expense Ratio, Percent			1.46%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081830
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class I
Trading Symbol			TAMXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.38%

Expenses Paid, Amount			$ 39
Expense Ratio, Percent			0.38%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021255
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$38	0.37%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.37%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171813
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class I3
Trading Symbol			TGTXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$38	0.37%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.37%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171811
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class R2
Trading Symbol			TGRXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$70	0.69%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.69%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171812
Shareholder Report [Line Items]
Fund Name			Transamerica Government Money Market
Class Name			Class R4
Trading Symbol			TFGXX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.50%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.50%
AssetsNet			$ 287,453,207
Holdings Count | Holding			122
Advisory Fees Paid, Amount			$ 510,647
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$287,453,207
Number of Portfolio Holdings	122
Total Advisory Fees Paid (net of waivers and reimbursements)	$510,647
Average MaturityFootnote Reference§	0.22 years
DurationFootnote Reference†	0.08 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	55.0%
Short-Term U.S. Government Obligations	24.7
U.S. Government Obligations	7.3
U.S. Government Agency Obligations	7.1
Short-Term U.S. Government Agency Obligiations	6.9
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 3.86%, 01/31/2027	2.1%
U.S. Treasury Notes, 0.75%, 03/31/2026	1.6
U.S. Treasury Bills, 3.89%, 02/03/2026	1.6
U.S. Treasury Bills, 3.76%, 04/30/2026	1.6
U.S. Treasury Bills, 3.99%, 03/05/2026	1.5
U.S. Treasury Floating Rate Notes, 3.93%, 07/31/2027	1.4
U.S. Treasury Bills, 3.95%, 03/05/2026	1.3
U.S. Treasury Bills, 4.12%, 02/05/2026	1.3
Federal Farm Credit Banks Funding Corp., 4.18%, 10/15/2026	1.1
U.S. Treasury Bills, 4.34%, 11/25/2025	1.1

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021232
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class A
Trading Symbol			IHIYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Expenses Paid, Amount			$ 108
Expense Ratio, Percent			1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 7.27%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2015	$9,522	$10,000	$10,000
11/30/2015	$9,295	$9,964	$9,779
12/31/2015	$9,048	$9,914	$9,533
1/31/2016	$8,917	$10,023	$9,380
2/29/2016	$8,918	$10,094	$9,433
3/31/2016	$9,264	$10,218	$9,853
4/30/2016	$9,532	$10,288	$10,238
5/31/2016	$9,573	$10,296	$10,302
6/30/2016	$9,639	$10,477	$10,396
7/31/2016	$9,885	$10,563	$10,678
8/31/2016	$10,119	$10,575	$10,901
9/30/2016	$10,184	$10,577	$10,974
10/31/2016	$10,184	$10,507	$11,016
11/30/2016	$10,129	$10,271	$10,964
12/31/2016	$10,328	$10,301	$11,166
1/31/2017	$10,474	$10,338	$11,328
2/28/2017	$10,636	$10,418	$11,493
3/31/2017	$10,602	$10,414	$11,467
4/30/2017	$10,718	$10,500	$11,599
5/31/2017	$10,823	$10,581	$11,700
6/30/2017	$10,848	$10,572	$11,716
7/31/2017	$10,975	$10,625	$11,846
8/31/2017	$10,956	$10,717	$11,841
9/30/2017	$11,016	$10,679	$11,947
10/31/2017	$11,063	$10,692	$11,998
11/30/2017	$11,008	$10,676	$11,968
12/31/2017	$11,040	$10,723	$12,004
1/31/2018	$11,098	$10,620	$12,076
2/28/2018	$11,016	$10,519	$11,973
3/31/2018	$10,944	$10,572	$11,901
4/30/2018	$11,007	$10,501	$11,978
5/31/2018	$10,995	$10,559	$11,975
6/30/2018	$11,032	$10,543	$12,023
7/31/2018	$11,142	$10,565	$12,154
8/31/2018	$11,191	$10,618	$12,244
9/30/2018	$11,240	$10,572	$12,312
10/31/2018	$11,041	$10,484	$12,115
11/30/2018	$10,967	$10,531	$12,011
12/31/2018	$10,734	$10,695	$11,754
1/31/2019	$11,227	$10,843	$12,285
2/28/2019	$11,384	$10,855	$12,489
3/31/2019	$11,486	$11,051	$12,607
4/30/2019	$11,585	$11,066	$12,786
5/31/2019	$11,429	$11,236	$12,634
6/30/2019	$11,708	$11,395	$12,922
7/31/2019	$11,770	$11,429	$12,995
8/31/2019	$11,822	$11,687	$13,047
9/30/2019	$11,860	$11,637	$13,094
10/31/2019	$11,901	$11,674	$13,130
11/30/2019	$11,978	$11,672	$13,173
12/31/2019	$12,187	$11,689	$13,437
1/31/2020	$12,170	$11,899	$13,440
2/29/2020	$11,925	$12,077	$13,251
3/31/2020	$10,339	$11,841	$11,732
4/30/2020	$10,698	$12,078	$12,263
5/31/2020	$11,167	$12,191	$12,799
6/30/2020	$11,268	$12,293	$12,921
7/31/2020	$11,780	$12,509	$13,523
8/31/2020	$11,923	$12,437	$13,653
9/30/2020	$11,817	$12,414	$13,513
10/31/2020	$11,862	$12,370	$13,580
11/30/2020	$12,366	$12,531	$14,117
12/31/2020	$12,621	$12,575	$14,383
1/31/2021	$12,667	$12,496	$14,431
2/28/2021	$12,741	$12,334	$14,484
3/31/2021	$12,779	$12,191	$14,507
4/30/2021	$12,933	$12,293	$14,664
5/31/2021	$12,981	$12,340	$14,707
6/30/2021	$13,141	$12,430	$14,903
7/31/2021	$13,174	$12,555	$14,959
8/31/2021	$13,235	$12,547	$15,037
9/30/2021	$13,237	$12,440	$15,036
10/31/2021	$13,212	$12,429	$15,009
11/30/2021	$13,113	$12,444	$14,861
12/31/2021	$13,335	$12,436	$15,140
1/31/2022	$13,004	$12,163	$14,727
2/28/2022	$12,874	$11,998	$14,576
3/31/2022	$12,758	$11,676	$14,410
4/30/2022	$12,290	$11,240	$13,899
5/31/2022	$12,310	$11,302	$13,931
6/30/2022	$11,471	$11,076	$12,992
7/31/2022	$12,164	$11,355	$13,759
8/31/2022	$11,854	$11,060	$13,442
9/30/2022	$11,337	$10,583	$12,909
10/31/2022	$11,661	$10,467	$13,244
11/30/2022	$11,867	$10,857	$13,531
12/31/2022	$11,767	$10,820	$13,447
1/31/2023	$12,188	$11,156	$13,959
2/28/2023	$11,992	$10,882	$13,781
3/31/2023	$12,016	$11,137	$13,927
4/30/2023	$12,131	$11,205	$14,067
5/31/2023	$12,011	$11,089	$13,938
6/30/2023	$12,173	$11,072	$14,171
7/31/2023	$12,337	$11,083	$14,367
8/31/2023	$12,333	$11,016	$14,409
9/30/2023	$12,188	$10,753	$14,236
10/31/2023	$12,023	$10,592	$14,069
11/30/2023	$12,511	$11,068	$14,707
12/31/2023	$12,953	$11,488	$15,255
1/31/2024	$12,933	$11,461	$15,254
2/29/2024	$12,963	$11,323	$15,299
3/31/2024	$13,076	$11,435	$15,480
4/30/2024	$12,928	$11,167	$15,334
5/31/2024	$13,060	$11,352	$15,503
6/30/2024	$13,176	$11,456	$15,649
7/31/2024	$13,428	$11,716	$15,954
8/31/2024	$13,632	$11,889	$16,214
9/30/2024	$13,838	$12,052	$16,476
10/31/2024	$13,773	$11,778	$16,387
11/30/2024	$13,929	$11,902	$16,576
12/31/2024	$13,869	$11,722	$16,505
1/31/2025	$14,048	$11,793	$16,730
2/28/2025	$14,108	$12,037	$16,843
3/31/2025	$13,889	$12,034	$16,671
4/30/2025	$13,863	$12,077	$16,667
5/31/2025	$14,117	$12,015	$16,947
6/30/2025	$14,389	$12,203	$17,259
7/31/2025	$14,520	$12,185	$17,337
8/31/2025	$14,635	$12,331	$17,553
9/30/2025	$14,732	$12,462	$17,696
10/31/2025	$14,774	$12,544	$17,724

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BD1	1 Year	5 Years	10 Years
Class A with Load	2.22%	3.47%	3.98%
Class A	7.27%	4.49%	4.49%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.89%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021234
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class C
Trading Symbol			INCLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.71%

Expenses Paid, Amount			$ 177
Expense Ratio, Percent			1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 6.57%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,766	$9,964	$9,779
12/31/2015	$9,498	$9,914	$9,533
1/31/2016	$9,343	$10,023	$9,380
2/29/2016	$9,350	$10,094	$9,433
3/31/2016	$9,708	$10,218	$9,853
4/30/2016	$9,984	$10,288	$10,238
5/31/2016	$10,010	$10,296	$10,302
6/30/2016	$10,075	$10,477	$10,396
7/31/2016	$10,338	$10,563	$10,678
8/31/2016	$10,578	$10,575	$10,901
9/30/2016	$10,628	$10,577	$10,974
10/31/2016	$10,634	$10,507	$11,016
11/30/2016	$10,570	$10,271	$10,964
12/31/2016	$10,772	$10,301	$11,166
1/31/2017	$10,906	$10,338	$11,328
2/28/2017	$11,081	$10,418	$11,493
3/31/2017	$11,028	$10,414	$11,467
4/30/2017	$11,154	$10,500	$11,599
5/31/2017	$11,258	$10,581	$11,700
6/30/2017	$11,277	$10,572	$11,716
7/31/2017	$11,392	$10,625	$11,846
8/31/2017	$11,377	$10,717	$11,841
10/31/2017	$11,475	$10,692	$11,998
11/30/2017	$11,410	$10,676	$11,968
12/31/2017	$11,425	$10,723	$12,004
1/31/2018	$11,491	$10,620	$12,076
2/28/2018	$11,387	$10,519	$11,973
3/31/2018	$11,319	$10,572	$11,901
4/30/2018	$11,365	$10,501	$11,978
5/31/2018	$11,359	$10,559	$11,975
6/30/2018	$11,378	$10,543	$12,023
7/31/2018	$11,485	$10,565	$12,154
8/31/2018	$11,543	$10,618	$12,244
9/30/2018	$11,587	$10,572	$12,312
10/31/2018	$11,374	$10,484	$12,115
11/30/2018	$11,284	$10,531	$12,011
12/31/2018	$11,035	$10,695	$11,754
1/31/2019	$11,537	$10,843	$12,285
2/28/2019	$11,692	$10,855	$12,489
3/31/2019	$11,778	$11,051	$12,607
4/30/2019	$11,886	$11,066	$12,786
5/31/2019	$11,718	$11,236	$12,634
6/30/2019	$11,986	$11,395	$12,922
7/31/2019	$12,042	$11,429	$12,995
8/31/2019	$12,088	$11,687	$13,047
9/30/2019	$12,135	$11,637	$13,094
10/31/2019	$12,156	$11,674	$13,130
11/30/2019	$12,240	$11,672	$13,173
12/31/2019	$12,448	$11,689	$13,437
1/31/2020	$12,422	$11,899	$13,440
2/29/2020	$12,164	$12,077	$13,251
3/31/2020	$10,533	$11,841	$11,732
4/30/2020	$10,895	$12,078	$12,263
5/31/2020	$11,382	$12,191	$12,799
6/30/2020	$11,478	$12,293	$12,921
7/31/2020	$11,995	$12,509	$13,523
8/31/2020	$12,119	$12,437	$13,653
9/30/2020	$12,018	$12,414	$13,513
10/31/2020	$12,056	$12,370	$13,580
11/30/2020	$12,549	$12,531	$14,117
12/31/2020	$12,801	$12,575	$14,383
1/31/2021	$12,839	$12,496	$14,431
2/28/2021	$12,907	$12,334	$14,484
3/31/2021	$12,937	$12,191	$14,507
4/30/2021	$13,086	$12,293	$14,664
5/31/2021	$13,125	$12,340	$14,707
6/30/2021	$13,280	$12,430	$14,903
7/31/2021	$13,304	$12,555	$14,959
8/31/2021	$13,357	$12,547	$15,037
9/30/2021	$13,366	$12,440	$15,036
10/31/2021	$13,332	$12,429	$15,009
11/30/2021	$13,209	$12,444	$14,861
12/31/2021	$13,426	$12,436	$15,140
1/31/2022	$13,097	$12,163	$14,727
2/28/2022	$12,959	$11,998	$14,576
3/31/2022	$12,819	$11,676	$14,410
4/30/2022	$12,340	$11,240	$13,899
5/31/2022	$12,352	$11,302	$13,931
6/30/2022	$11,514	$11,076	$12,992
7/31/2022	$12,189	$11,355	$13,759
8/31/2022	$11,870	$11,060	$13,442
9/30/2022	$11,357	$10,583	$12,909
10/31/2022	$11,676	$10,467	$13,244
11/30/2022	$11,876	$10,857	$13,531
12/31/2022	$11,768	$10,820	$13,447
1/31/2023	$12,199	$11,156	$13,959
2/28/2023	$12,012	$10,882	$13,781
3/31/2023	$12,028	$11,137	$13,927
4/30/2023	$12,136	$11,205	$14,067
5/31/2023	$12,009	$11,089	$13,938
6/30/2023	$12,164	$11,072	$14,171
7/31/2023	$12,336	$11,083	$14,367
8/31/2023	$12,309	$11,016	$14,409
9/30/2023	$12,156	$10,753	$14,236
10/31/2023	$11,985	$10,592	$14,069
11/30/2023	$12,465	$11,068	$14,707
12/31/2023	$12,882	$11,488	$15,255
1/31/2024	$12,871	$11,461	$15,254
2/29/2024	$12,893	$11,323	$15,299
3/31/2024	$12,999	$11,435	$15,480
4/30/2024	$12,844	$11,167	$15,334
5/31/2024	$12,968	$11,352	$15,503
6/30/2024	$13,076	$11,456	$15,649
7/31/2024	$13,320	$11,716	$15,954
8/31/2024	$13,515	$11,889	$16,214
9/30/2024	$13,712	$12,052	$16,476
10/31/2024	$13,642	$11,778	$16,387
11/30/2024	$13,806	$11,902	$16,576
12/31/2024	$13,721	$11,722	$16,505
1/31/2025	$13,890	$11,793	$16,730
2/28/2025	$13,943	$12,037	$16,843
3/31/2025	$13,719	$12,034	$16,671
4/30/2025	$13,686	$12,077	$16,667
5/31/2025	$13,947	$12,015	$16,947
6/30/2025	$14,190	$12,203	$17,259
7/31/2025	$14,312	$12,185	$17,337
8/31/2025	$14,435	$12,331	$17,553
9/30/2025	$14,505	$12,462	$17,696
10/31/2025	$14,538	$12,544	$17,724

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BD3	1 Year	5 Years	10 Years
Class C with Load	5.57%	3.82%	3.81%
Class C	6.57%	3.82%	3.81%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.89%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081826
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class I
Trading Symbol			TDHIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.62%

Expenses Paid, Amount			$ 64
Expense Ratio, Percent			0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 7.66%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,765	$9,964	$9,779
12/31/2015	$9,510	$9,914	$9,533
1/31/2016	$9,364	$10,023	$9,380
2/29/2016	$9,378	$10,094	$9,433
3/31/2016	$9,742	$10,218	$9,853
4/30/2016	$10,024	$10,288	$10,238
5/31/2016	$10,069	$10,296	$10,302
6/30/2016	$10,141	$10,477	$10,396
7/31/2016	$10,412	$10,563	$10,678
8/31/2016	$10,659	$10,575	$10,901
9/30/2016	$10,718	$10,577	$10,974
10/31/2016	$10,733	$10,507	$11,016
11/30/2016	$10,678	$10,271	$10,964
12/31/2016	$10,889	$10,301	$11,166
1/31/2017	$11,034	$10,338	$11,328
2/28/2017	$11,217	$10,418	$11,493
3/31/2017	$11,174	$10,414	$11,467
4/30/2017	$11,298	$10,500	$11,599
5/31/2017	$11,424	$10,581	$11,700
6/30/2017	$11,453	$10,572	$11,716
7/31/2017	$11,578	$10,625	$11,846
8/31/2017	$11,562	$10,717	$11,841
10/31/2017	$11,680	$10,692	$11,998
11/30/2017	$11,637	$10,676	$11,968
12/31/2017	$11,662	$10,723	$12,004
1/31/2018	$11,739	$10,620	$12,076
2/28/2018	$11,643	$10,519	$11,973
3/31/2018	$11,572	$10,572	$11,901
4/30/2018	$11,629	$10,501	$11,978
5/31/2018	$11,633	$10,559	$11,975
6/30/2018	$11,662	$10,543	$12,023
7/31/2018	$11,781	$10,565	$12,154
8/31/2018	$11,838	$10,618	$12,244
9/30/2018	$11,906	$10,572	$12,312
10/31/2018	$11,700	$10,484	$12,115
11/30/2018	$11,620	$10,531	$12,011
12/31/2018	$11,377	$10,695	$11,754
1/31/2019	$11,899	$10,843	$12,285
2/28/2019	$12,066	$10,855	$12,489
3/31/2019	$12,165	$11,051	$12,607
4/30/2019	$12,286	$11,066	$12,786
5/31/2019	$12,112	$11,236	$12,634
6/30/2019	$12,411	$11,395	$12,922
7/31/2019	$12,480	$11,429	$12,995
8/31/2019	$12,538	$11,687	$13,047
9/30/2019	$12,582	$11,637	$13,094
10/31/2019	$12,628	$11,674	$13,130
11/30/2019	$12,726	$11,672	$13,173
12/31/2019	$12,951	$11,689	$13,437
1/31/2020	$12,937	$11,899	$13,440
2/29/2020	$12,684	$12,077	$13,251
3/31/2020	$10,999	$11,841	$11,732
4/30/2020	$11,383	$12,078	$12,263
5/31/2020	$11,898	$12,191	$12,799
6/30/2020	$12,039	$12,293	$12,921
7/31/2020	$12,585	$12,509	$13,523
8/31/2020	$12,741	$12,437	$13,653
9/30/2020	$12,634	$12,414	$13,513
10/31/2020	$12,686	$12,370	$13,580
11/30/2020	$13,225	$12,531	$14,117
12/31/2020	$13,500	$12,575	$14,383
1/31/2021	$13,554	$12,496	$14,431
2/28/2021	$13,637	$12,334	$14,484
3/31/2021	$13,682	$12,191	$14,507
4/30/2021	$13,851	$12,293	$14,664
5/31/2021	$13,906	$12,340	$14,707
6/30/2021	$14,081	$12,430	$14,903
7/31/2021	$14,121	$12,555	$14,959
8/31/2021	$14,190	$12,547	$15,037
9/30/2021	$14,197	$12,440	$15,036
10/31/2021	$14,175	$12,429	$15,009
11/30/2021	$14,075	$12,444	$14,861
12/31/2021	$14,316	$12,436	$15,140
1/31/2022	$13,969	$12,163	$14,727
2/28/2022	$13,835	$11,998	$14,576
3/31/2022	$13,701	$11,676	$14,410
4/30/2022	$13,208	$11,240	$13,899
5/31/2022	$13,235	$11,302	$13,931
6/30/2022	$12,345	$11,076	$12,992
7/31/2022	$13,072	$11,355	$13,759
8/31/2022	$12,747	$11,060	$13,442
9/30/2022	$12,199	$10,583	$12,909
10/31/2022	$12,553	$10,467	$13,244
11/30/2022	$12,794	$10,857	$13,531
12/31/2022	$12,676	$10,820	$13,447
1/31/2023	$13,164	$11,156	$13,959
2/28/2023	$12,960	$10,882	$13,781
3/31/2023	$13,007	$11,137	$13,927
4/30/2023	$13,135	$11,205	$14,067
5/31/2023	$12,995	$11,089	$13,938
6/30/2023	$13,191	$11,072	$14,171
7/31/2023	$13,372	$11,083	$14,367
8/31/2023	$13,373	$11,016	$14,409
9/30/2023	$13,206	$10,753	$14,236
10/31/2023	$13,034	$10,592	$14,069
11/30/2023	$13,563	$11,068	$14,707
12/31/2023	$14,043	$11,488	$15,255
1/31/2024	$14,045	$11,461	$15,254
2/29/2024	$14,082	$11,323	$15,299
3/31/2024	$14,209	$11,435	$15,480
4/30/2024	$14,038	$11,167	$15,334
5/31/2024	$14,204	$11,352	$15,503
6/30/2024	$14,317	$11,456	$15,649
7/31/2024	$14,612	$11,716	$15,954
8/31/2024	$14,820	$11,889	$16,214
9/30/2024	$15,066	$12,052	$16,476
10/31/2024	$14,986	$11,778	$16,387
11/30/2024	$15,179	$11,902	$16,576
12/31/2024	$15,102	$11,722	$16,505
1/31/2025	$15,319	$11,793	$16,730
2/28/2025	$15,390	$12,037	$16,843
3/31/2025	$15,161	$12,034	$16,671
4/30/2025	$15,094	$12,077	$16,667
5/31/2025	$15,394	$12,015	$16,947
6/30/2025	$15,693	$12,203	$17,259
7/31/2025	$15,842	$12,185	$17,337
8/31/2025	$15,972	$12,331	$17,553
9/30/2025	$16,083	$12,462	$17,696
10/31/2025	$16,134	$12,544	$17,724

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BD8	1 Year	5 Years	10 Years
Class I	7.66%	4.93%	4.90%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.89%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021235
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$63	0.61%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 7.87%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,767	$9,964	$9,779
12/31/2015	$9,513	$9,914	$9,533
1/31/2016	$9,369	$10,023	$9,380
2/29/2016	$9,383	$10,094	$9,433
3/31/2016	$9,747	$10,218	$9,853
4/30/2016	$10,029	$10,288	$10,238
5/31/2016	$10,076	$10,296	$10,302
6/30/2016	$10,149	$10,477	$10,396
7/31/2016	$10,420	$10,563	$10,678
8/31/2016	$10,668	$10,575	$10,901
9/30/2016	$10,727	$10,577	$10,974
10/31/2016	$10,743	$10,507	$11,016
11/30/2016	$10,689	$10,271	$10,964
12/31/2016	$10,913	$10,301	$11,166
1/31/2017	$11,059	$10,338	$11,328
2/28/2017	$11,243	$10,418	$11,493
3/31/2017	$11,201	$10,414	$11,467
4/30/2017	$11,326	$10,500	$11,599
5/31/2017	$11,453	$10,581	$11,700
6/30/2017	$11,483	$10,572	$11,716
7/31/2017	$11,609	$10,625	$11,846
8/31/2017	$11,594	$10,717	$11,841
10/31/2017	$11,715	$10,692	$11,998
11/30/2017	$11,673	$10,676	$11,968
12/31/2017	$11,699	$10,723	$12,004
1/31/2018	$11,765	$10,620	$12,076
2/28/2018	$11,683	$10,519	$11,973
3/31/2018	$11,613	$10,572	$11,901
4/30/2018	$11,684	$10,501	$11,978
5/31/2018	$11,676	$10,559	$11,975
6/30/2018	$11,720	$10,543	$12,023
7/31/2018	$11,840	$10,565	$12,154
8/31/2018	$11,898	$10,618	$12,244
9/30/2018	$11,955	$10,572	$12,312
10/31/2018	$11,750	$10,484	$12,115
11/30/2018	$11,657	$10,531	$12,011
12/31/2018	$11,428	$10,695	$11,754
1/31/2019	$11,952	$10,843	$12,285
2/28/2019	$12,121	$10,855	$12,489
3/31/2019	$12,235	$11,051	$12,607
4/30/2019	$12,344	$11,066	$12,786
5/31/2019	$12,185	$11,236	$12,634
6/30/2019	$12,485	$11,395	$12,922
7/31/2019	$12,556	$11,429	$12,995
8/31/2019	$12,616	$11,687	$13,047
9/30/2019	$12,661	$11,637	$13,094
10/31/2019	$12,709	$11,674	$13,130
11/30/2019	$12,796	$11,672	$13,173
12/31/2019	$13,023	$11,689	$13,437
1/31/2020	$13,023	$11,899	$13,440
2/29/2020	$12,755	$12,077	$13,251
3/31/2020	$11,067	$11,841	$11,732
4/30/2020	$11,453	$12,078	$12,263
5/31/2020	$11,969	$12,191	$12,799
6/30/2020	$12,081	$12,293	$12,921
7/31/2020	$12,629	$12,509	$13,523
8/31/2020	$12,786	$12,437	$13,653
9/30/2020	$12,679	$12,414	$13,513
10/31/2020	$12,731	$12,370	$13,580
11/30/2020	$13,287	$12,531	$14,117
12/31/2020	$13,563	$12,575	$14,383
1/31/2021	$13,616	$12,496	$14,431
2/28/2021	$13,700	$12,334	$14,484
3/31/2021	$13,745	$12,191	$14,507
4/30/2021	$13,900	$12,293	$14,664
5/31/2021	$13,971	$12,340	$14,707
6/30/2021	$14,146	$12,430	$14,903
7/31/2021	$14,171	$12,555	$14,959
8/31/2021	$14,256	$12,547	$15,037
9/30/2021	$14,263	$12,440	$15,036
10/31/2021	$14,242	$12,429	$15,009
11/30/2021	$14,141	$12,444	$14,861
12/31/2021	$14,384	$12,436	$15,140
1/31/2022	$14,036	$12,163	$14,727
2/28/2022	$13,887	$11,998	$14,576
3/31/2022	$13,768	$11,676	$14,410
4/30/2022	$13,258	$11,240	$13,899
5/31/2022	$13,300	$11,302	$13,931
6/30/2022	$12,392	$11,076	$12,992
7/31/2022	$13,137	$11,355	$13,759
8/31/2022	$12,811	$11,060	$13,442
9/30/2022	$12,263	$10,583	$12,909
10/31/2022	$12,615	$10,467	$13,244
11/30/2022	$12,857	$10,857	$13,531
12/31/2022	$12,739	$10,820	$13,447
1/31/2023	$13,228	$11,156	$13,959
2/28/2023	$13,024	$10,882	$13,781
3/31/2023	$13,071	$11,137	$13,927
4/30/2023	$13,200	$11,205	$14,067
5/31/2023	$13,077	$11,089	$13,938
6/30/2023	$13,257	$11,072	$14,171
7/31/2023	$13,438	$11,083	$14,367
8/31/2023	$13,440	$11,016	$14,409
9/30/2023	$13,289	$10,753	$14,236
10/31/2023	$13,101	$10,592	$14,069
11/30/2023	$13,631	$11,068	$14,707
12/31/2023	$14,113	$11,488	$15,255
1/31/2024	$14,115	$11,461	$15,254
2/29/2024	$14,153	$11,323	$15,299
3/31/2024	$14,281	$11,435	$15,480
4/30/2024	$14,127	$11,167	$15,334
5/31/2024	$14,276	$11,352	$15,503
6/30/2024	$14,408	$11,456	$15,649
7/31/2024	$14,687	$11,716	$15,954
8/31/2024	$14,913	$11,889	$16,214
9/30/2024	$15,161	$12,052	$16,476
10/31/2024	$15,081	$11,778	$16,387
11/30/2024	$15,275	$11,902	$16,576
12/31/2024	$15,198	$11,722	$16,505
1/31/2025	$15,398	$11,793	$16,730
2/28/2025	$15,488	$12,037	$16,843
3/31/2025	$15,240	$12,034	$16,671
4/30/2025	$15,219	$12,077	$16,667
5/31/2025	$15,521	$12,015	$16,947
6/30/2025	$15,822	$12,203	$17,259
7/31/2025	$15,952	$12,185	$17,337
8/31/2025	$16,103	$12,331	$17,553
9/30/2025	$16,215	$12,462	$17,696
10/31/2025	$16,268	$12,544	$17,724

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BD4	1 Year	5 Years	10 Years
Class I2	7.87%	5.03%	4.99%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.89%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171810
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class I3
Trading Symbol			TAHTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$63	0.61%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 7.75%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,086	$10,022	$10,104
5/31/2017	$10,199	$10,106	$10,220
6/30/2017	$10,313	$10,183	$10,309
7/31/2017	$10,340	$10,175	$10,323
8/31/2017	$10,454	$10,226	$10,437
9/30/2017	$10,441	$10,314	$10,433
10/31/2017	$10,551	$10,290	$10,571
11/30/2017	$10,514	$10,274	$10,544
12/31/2017	$10,536	$10,320	$10,576
1/31/2018	$10,608	$10,220	$10,640
2/28/2018	$10,522	$10,123	$10,549
3/31/2018	$10,460	$10,174	$10,486
4/30/2018	$10,524	$10,106	$10,554
5/31/2018	$10,518	$10,162	$10,551
6/30/2018	$10,557	$10,147	$10,593
7/31/2018	$10,666	$10,168	$10,709
8/31/2018	$10,719	$10,218	$10,788
9/30/2018	$10,770	$10,174	$10,848
10/31/2018	$10,586	$10,089	$10,675
11/30/2018	$10,500	$10,135	$10,583
12/31/2018	$10,281	$10,293	$10,356
1/31/2019	$10,764	$10,435	$10,824
2/28/2019	$10,917	$10,447	$11,004
3/31/2019	$11,007	$10,635	$11,107
4/30/2019	$11,118	$10,650	$11,265
5/31/2019	$10,974	$10,813	$11,132
6/30/2019	$11,233	$10,966	$11,385
7/31/2019	$11,296	$10,999	$11,449
8/31/2019	$11,350	$11,248	$11,495
9/30/2019	$11,404	$11,199	$11,537
10/31/2019	$11,434	$11,235	$11,569
11/30/2019	$11,524	$11,233	$11,607
12/31/2019	$11,729	$11,250	$11,839
1/31/2020	$11,716	$11,451	$11,842
2/29/2020	$11,475	$11,623	$11,675
3/31/2020	$9,954	$11,396	$10,337
4/30/2020	$10,315	$11,624	$10,805
5/31/2020	$10,780	$11,733	$11,277
6/30/2020	$10,881	$11,831	$11,385
7/31/2020	$11,375	$12,038	$11,915
8/31/2020	$11,515	$11,969	$12,030
9/30/2020	$11,419	$11,947	$11,906
10/31/2020	$11,466	$11,905	$11,965
11/30/2020	$11,953	$12,060	$12,439
12/31/2020	$12,202	$12,102	$12,673
1/31/2021	$12,264	$12,026	$12,715
2/28/2021	$12,338	$11,871	$12,762
3/31/2021	$12,379	$11,732	$12,782
4/30/2021	$12,519	$11,831	$12,920
5/31/2021	$12,569	$11,876	$12,958
6/30/2021	$12,727	$11,963	$13,131
7/31/2021	$12,763	$12,083	$13,181
8/31/2021	$12,826	$12,075	$13,249
9/30/2021	$12,846	$11,972	$13,248
10/31/2021	$12,827	$11,962	$13,224
11/30/2021	$12,722	$11,976	$13,094
12/31/2021	$12,955	$11,968	$13,340
1/31/2022	$12,641	$11,706	$12,976
2/28/2022	$12,507	$11,546	$12,843
3/31/2022	$12,400	$11,237	$12,697
4/30/2022	$11,941	$10,817	$12,246
5/31/2022	$11,965	$10,877	$12,275
6/30/2022	$11,161	$10,660	$11,447
7/31/2022	$11,833	$10,928	$12,123
8/31/2022	$11,539	$10,644	$11,844
9/30/2022	$11,045	$10,185	$11,374
10/31/2022	$11,362	$10,073	$11,670
11/30/2022	$11,580	$10,449	$11,922
12/31/2022	$11,474	$10,413	$11,848
1/31/2023	$11,914	$10,736	$12,299
2/28/2023	$11,731	$10,473	$12,142
3/31/2023	$11,773	$10,718	$12,271
4/30/2023	$11,889	$10,784	$12,394
5/31/2023	$11,763	$10,672	$12,280
6/30/2023	$11,925	$10,655	$12,486
7/31/2023	$12,104	$10,666	$12,659
8/31/2023	$12,090	$10,602	$12,695
9/30/2023	$11,954	$10,349	$12,544
10/31/2023	$11,800	$10,193	$12,396
11/30/2023	$12,278	$10,652	$12,958
12/31/2023	$12,712	$11,056	$13,441
1/31/2024	$12,713	$11,030	$13,440
2/29/2024	$12,747	$10,897	$13,480
3/31/2024	$12,863	$11,004	$13,639
4/30/2024	$12,708	$10,747	$13,511
5/31/2024	$12,858	$10,925	$13,659
6/30/2024	$12,977	$11,025	$13,788
7/31/2024	$13,228	$11,276	$14,056
8/31/2024	$13,432	$11,442	$14,286
9/30/2024	$13,639	$11,599	$14,517
10/31/2024	$13,583	$11,335	$14,438
11/30/2024	$13,758	$11,455	$14,605
12/31/2024	$13,688	$11,282	$14,542
1/31/2025	$13,868	$11,350	$14,741
2/28/2025	$13,933	$11,584	$14,840
3/31/2025	$13,726	$11,581	$14,688
4/30/2025	$13,690	$11,622	$14,685
5/31/2025	$13,962	$11,563	$14,932
6/30/2025	$14,233	$11,744	$15,207
7/31/2025	$14,368	$11,727	$15,275
8/31/2025	$14,504	$11,868	$15,466
9/30/2025	$14,588	$11,993	$15,592
10/31/2025	$14,635	$12,073	$15,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BDD	1 Year	5 Years	Since Inception 3/24/17
Class I3	7.75%	5.00%	4.52%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.21%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171808
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class R
Trading Symbol			TAHRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.10%

Expenses Paid, Amount			$ 114
Expense Ratio, Percent			1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 7.35%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,085	$10,022	$10,104
5/31/2017	$10,194	$10,106	$10,220
6/30/2017	$10,303	$10,183	$10,309
7/31/2017	$10,326	$10,175	$10,323
8/31/2017	$10,435	$10,226	$10,437
9/30/2017	$10,418	$10,314	$10,433
10/31/2017	$10,519	$10,290	$10,571
11/30/2017	$10,477	$10,274	$10,544
12/31/2017	$10,496	$10,320	$10,576
1/31/2018	$10,551	$10,220	$10,640
2/28/2018	$10,473	$10,123	$10,549
3/31/2018	$10,407	$10,174	$10,486
4/30/2018	$10,466	$10,106	$10,554
5/31/2018	$10,456	$10,162	$10,551
6/30/2018	$10,479	$10,147	$10,593
7/31/2018	$10,595	$10,168	$10,709
8/31/2018	$10,642	$10,218	$10,788
9/30/2018	$10,689	$10,174	$10,848
10/31/2018	$10,501	$10,089	$10,675
11/30/2018	$10,412	$10,135	$10,583
12/31/2018	$10,191	$10,293	$10,356
1/31/2019	$10,666	$10,435	$10,824
2/28/2019	$10,813	$10,447	$11,004
3/31/2019	$10,898	$10,635	$11,107
4/30/2019	$11,004	$10,650	$11,265
5/31/2019	$10,857	$10,813	$11,132
6/30/2019	$11,109	$10,966	$11,385
7/31/2019	$11,167	$10,999	$11,449
8/31/2019	$11,215	$11,248	$11,495
9/30/2019	$11,264	$11,199	$11,537
10/31/2019	$11,290	$11,235	$11,569
11/30/2019	$11,374	$11,233	$11,607
12/31/2019	$11,571	$11,250	$11,839
1/31/2020	$11,554	$11,451	$11,842
2/29/2020	$11,312	$11,623	$11,675
3/31/2020	$9,808	$11,396	$10,337
4/30/2020	$10,159	$11,624	$10,805
5/31/2020	$10,613	$11,733	$11,277
6/30/2020	$10,708	$11,831	$11,385
7/31/2020	$11,189	$12,038	$11,915
8/31/2020	$11,323	$11,969	$12,030
9/30/2020	$11,223	$11,947	$11,906
10/31/2020	$11,264	$11,905	$11,965
11/30/2020	$11,737	$12,060	$12,439
12/31/2020	$11,975	$12,102	$12,673
1/31/2021	$12,031	$12,026	$12,715
2/28/2021	$12,099	$11,871	$12,762
3/31/2021	$12,134	$11,732	$12,782
4/30/2021	$12,266	$11,831	$12,920
5/31/2021	$12,310	$11,876	$12,958
6/30/2021	$12,460	$11,963	$13,131
7/31/2021	$12,489	$12,083	$13,181
8/31/2021	$12,545	$12,075	$13,249
9/30/2021	$12,560	$11,972	$13,248
10/31/2021	$12,535	$11,962	$13,224
11/30/2021	$12,428	$11,976	$13,094
12/31/2021	$12,649	$11,968	$13,340
1/31/2022	$12,338	$11,706	$12,976
2/28/2022	$12,202	$11,546	$12,843
3/31/2022	$12,092	$11,237	$12,697
4/30/2022	$11,640	$10,817	$12,246
5/31/2022	$11,659	$10,877	$12,275
6/30/2022	$10,871	$10,660	$11,447
7/31/2022	$11,521	$10,928	$12,123
8/31/2022	$11,230	$10,644	$11,844
9/30/2022	$10,745	$10,185	$11,374
10/31/2022	$11,048	$10,073	$11,670
11/30/2022	$11,255	$10,449	$11,922
12/31/2022	$11,148	$10,413	$11,848
1/31/2023	$11,571	$10,736	$12,299
2/28/2023	$11,388	$10,473	$12,142
3/31/2023	$11,425	$10,718	$12,271
4/30/2023	$11,532	$10,784	$12,394
5/31/2023	$11,406	$10,672	$12,280
6/30/2023	$11,572	$10,655	$12,486
7/31/2023	$11,726	$10,666	$12,659
8/31/2023	$11,722	$10,602	$12,695
9/30/2023	$11,571	$10,349	$12,544
10/31/2023	$11,416	$10,193	$12,396
11/30/2023	$11,874	$10,652	$12,958
12/31/2023	$12,288	$11,056	$13,441
1/31/2024	$12,285	$11,030	$13,440
2/29/2024	$12,313	$10,897	$13,480
3/31/2024	$12,419	$11,004	$13,639
4/30/2024	$12,265	$10,747	$13,511
5/31/2024	$12,405	$10,925	$13,659
6/30/2024	$12,514	$11,025	$13,788
7/31/2024	$12,751	$11,276	$14,056
8/31/2024	$12,943	$11,442	$14,286
9/30/2024	$13,137	$11,599	$14,517
10/31/2024	$13,078	$11,335	$14,438
11/30/2024	$13,241	$11,455	$14,605
12/31/2024	$13,168	$11,282	$14,542
1/31/2025	$13,336	$11,350	$14,741
2/28/2025	$13,409	$11,584	$14,840
3/31/2025	$13,188	$11,581	$14,688
4/30/2025	$13,165	$11,622	$14,685
5/31/2025	$13,421	$11,563	$14,932
6/30/2025	$13,675	$11,744	$15,207
7/31/2025	$13,782	$11,727	$15,275
8/31/2025	$13,907	$11,868	$15,466
9/30/2025	$13,999	$11,993	$15,592
10/31/2025	$14,038	$12,073	$15,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BD5	1 Year	5 Years	Since Inception 3/24/17
Class R	7.35%	4.50%	4.02%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.21%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171809
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class R4
Trading Symbol			TAHFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$88	0.85%

Expenses Paid, Amount			$ 88
Expense Ratio, Percent			0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 7.49%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,085	$10,022	$10,104
5/31/2017	$10,196	$10,106	$10,220
6/30/2017	$10,309	$10,183	$10,309
7/31/2017	$10,334	$10,175	$10,323
8/31/2017	$10,445	$10,226	$10,437
9/30/2017	$10,430	$10,314	$10,433
10/31/2017	$10,535	$10,290	$10,571
11/30/2017	$10,496	$10,274	$10,544
12/31/2017	$10,516	$10,320	$10,576
1/31/2018	$10,574	$10,220	$10,640
2/28/2018	$10,498	$10,123	$10,549
3/31/2018	$10,434	$10,174	$10,486
4/30/2018	$10,496	$10,106	$10,554
5/31/2018	$10,487	$10,162	$10,551
6/30/2018	$10,524	$10,147	$10,593
7/31/2018	$10,631	$10,168	$10,709
8/31/2018	$10,681	$10,218	$10,788
9/30/2018	$10,730	$10,174	$10,848
10/31/2018	$10,544	$10,089	$10,675
11/30/2018	$10,456	$10,135	$10,583
12/31/2018	$10,236	$10,293	$10,356
1/31/2019	$10,716	$10,435	$10,824
2/28/2019	$10,866	$10,447	$11,004
3/31/2019	$10,954	$10,635	$11,107
4/30/2019	$11,062	$10,650	$11,265
5/31/2019	$10,917	$10,813	$11,132
6/30/2019	$11,172	$10,966	$11,385
7/31/2019	$11,233	$10,999	$11,449
8/31/2019	$11,284	$11,248	$11,495
9/30/2019	$11,335	$11,199	$11,537
10/31/2019	$11,364	$11,235	$11,569
11/30/2019	$11,451	$11,233	$11,607
12/31/2019	$11,652	$11,250	$11,839
1/31/2020	$11,637	$11,451	$11,842
2/29/2020	$11,395	$11,623	$11,675
3/31/2020	$9,883	$11,396	$10,337
4/30/2020	$10,239	$11,624	$10,805
5/31/2020	$10,698	$11,733	$11,277
6/30/2020	$10,796	$11,831	$11,385
7/31/2020	$11,284	$12,038	$11,915
8/31/2020	$11,421	$11,969	$12,030
9/30/2020	$11,323	$11,947	$11,906
10/31/2020	$11,367	$11,905	$11,965
11/30/2020	$11,847	$12,060	$12,439
12/31/2020	$12,090	$12,102	$12,673
1/31/2021	$12,149	$12,026	$12,715
2/28/2021	$12,221	$11,871	$12,762
3/31/2021	$12,228	$11,732	$12,782
4/30/2021	$12,373	$11,831	$12,920
5/31/2021	$12,420	$11,876	$12,958
6/30/2021	$12,574	$11,963	$13,131
7/31/2021	$12,607	$12,083	$13,181
8/31/2021	$12,666	$12,075	$13,249
9/30/2021	$12,681	$11,972	$13,248
10/31/2021	$12,656	$11,962	$13,224
11/30/2021	$12,562	$11,976	$13,094
12/31/2021	$12,783	$11,968	$13,340
1/31/2022	$12,466	$11,706	$12,976
2/28/2022	$12,331	$11,546	$12,843
3/31/2022	$12,221	$11,237	$12,697
4/30/2022	$11,777	$10,817	$12,246
5/31/2022	$11,795	$10,877	$12,275
6/30/2022	$11,002	$10,660	$11,447
7/31/2022	$11,660	$10,928	$12,123
8/31/2022	$11,355	$10,644	$11,844
9/30/2022	$10,866	$10,185	$11,374
10/31/2022	$11,190	$10,073	$11,670
11/30/2022	$11,388	$10,449	$11,922
12/31/2022	$11,296	$10,413	$11,848
1/31/2023	$11,726	$10,736	$12,299
2/28/2023	$11,544	$10,473	$12,142
3/31/2023	$11,568	$10,718	$12,271
4/30/2023	$11,680	$10,784	$12,394
5/31/2023	$11,569	$10,672	$12,280
6/30/2023	$11,726	$10,655	$12,486
7/31/2023	$11,898	$10,666	$12,659
8/31/2023	$11,882	$10,602	$12,695
9/30/2023	$11,746	$10,349	$12,544
10/31/2023	$11,592	$10,193	$12,396
11/30/2023	$12,059	$10,652	$12,958
12/31/2023	$12,482	$11,056	$13,441
1/31/2024	$12,481	$11,030	$13,440
2/29/2024	$12,512	$10,897	$13,480
3/31/2024	$12,607	$11,004	$13,639
4/30/2024	$12,469	$10,747	$13,511
5/31/2024	$12,613	$10,925	$13,659
6/30/2024	$12,712	$11,025	$13,788
7/31/2024	$12,971	$11,276	$14,056
8/31/2024	$13,169	$11,442	$14,286
9/30/2024	$13,368	$11,599	$14,517
10/31/2024	$13,311	$11,335	$14,438
11/30/2024	$13,480	$11,455	$14,605
12/31/2024	$13,409	$11,282	$14,542
1/31/2025	$13,582	$11,350	$14,741
2/28/2025	$13,642	$11,584	$14,840
3/31/2025	$13,438	$11,581	$14,688
4/30/2025	$13,400	$11,622	$14,685
5/31/2025	$13,663	$11,563	$14,932
6/30/2025	$13,926	$11,744	$15,207
7/31/2025	$14,054	$11,727	$15,275
8/31/2025	$14,167	$11,868	$15,466
9/30/2025	$14,264	$11,993	$15,592
10/31/2025	$14,307	$12,073	$15,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BDE	1 Year	5 Years	Since Inception 3/24/17
Class R4	7.49%	4.71%	4.25%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.21%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156743
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Bond
Class Name			Class R6
Trading Symbol			TAHBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.61%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 7.88%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Corporate High Yield 2% Issuer Capped Index, returned 8.16% over the same period.

  Favorable security selection overall added value during the fiscal year ended October 31, 2025. This included strong selection within BB-rated bonds, as well as positive contribution from a subset of off-benchmark exposure in investment grade corporate bonds. In addition, the selection in lower-quality credit added value as the Fund’s exposure in CCC-rated bonds and below was a significant positive contributor to relative performance. Conversely, selection within B-rated bonds detracted from relative performance.

  From a sector perspective, the largest positive sub-sector contributors included consumer cyclicals, banking and energy, primarily due to strong selection. The poorest performing sub-sectors included communications, basic industry and electric utilities.

  During the fiscal year, the Fund’s positioning was modestly cautious given the ongoing macroeconomic uncertainty and tight valuations. Overall, this positioning detracted from benchmark relative returns.

  The sub-adviser favored higher-quality bonds and was more cautious on lower-quality, highly levered companies which could be prone to downside risk. The Fund held exposure to select CCC-rated bonds and below that the sub-adviser believed offered enhanced yield and upside potential. In addition, the sub-adviser remained focused on investing in bonds that could help the Fund deliver a high distribution yield.

  Sector positioning during the fiscal year was largely a byproduct of bottom-up company views. Overweights included a number of sub-sectors within capital goods and basic industry, as well as certain consumer and financial sub-sectors. Examples of underweights included communications and technology sectors as well as certain consumer cyclicals, such as retailers. Underweights were largely due to relatively unattractive valuations and/or issuer-specific fundamental concerns.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,778	$9,964	$9,779
12/31/2015	$9,513	$9,914	$9,533
1/31/2016	$9,380	$10,023	$9,380
2/29/2016	$9,383	$10,094	$9,433
3/31/2016	$9,747	$10,218	$9,853
4/30/2016	$10,030	$10,288	$10,238
5/31/2016	$10,076	$10,296	$10,302
6/30/2016	$10,149	$10,477	$10,396
7/31/2016	$10,420	$10,563	$10,678
8/31/2016	$10,668	$10,575	$10,901
9/30/2016	$10,727	$10,577	$10,974
10/31/2016	$10,743	$10,507	$11,016
11/30/2016	$10,689	$10,271	$10,964
12/31/2016	$10,913	$10,301	$11,166
1/31/2017	$11,058	$10,338	$11,328
2/28/2017	$11,243	$10,418	$11,493
3/31/2017	$11,201	$10,414	$11,467
4/30/2017	$11,338	$10,500	$11,599
5/31/2017	$11,453	$10,581	$11,700
6/30/2017	$11,483	$10,572	$11,716
7/31/2017	$11,610	$10,625	$11,846
8/31/2017	$11,595	$10,717	$11,841
10/31/2017	$11,716	$10,692	$11,998
11/30/2017	$11,674	$10,676	$11,968
12/31/2017	$11,700	$10,723	$12,004
1/31/2018	$11,779	$10,620	$12,076
2/28/2018	$11,684	$10,519	$11,973
3/31/2018	$11,614	$10,572	$11,901
4/30/2018	$11,685	$10,501	$11,978
5/31/2018	$11,677	$10,559	$11,975
6/30/2018	$11,708	$10,543	$12,023
7/31/2018	$11,841	$10,565	$12,154
8/31/2018	$11,899	$10,618	$12,244
9/30/2018	$11,955	$10,572	$12,312
10/31/2018	$11,750	$10,484	$12,115
11/30/2018	$11,657	$10,531	$12,011
12/31/2018	$11,415	$10,695	$11,754
1/31/2019	$11,952	$10,843	$12,285
2/28/2019	$12,121	$10,855	$12,489
3/31/2019	$12,221	$11,051	$12,607
4/30/2019	$12,344	$11,066	$12,786
5/31/2019	$12,185	$11,236	$12,634
6/30/2019	$12,472	$11,395	$12,922
7/31/2019	$12,543	$11,429	$12,995
8/31/2019	$12,602	$11,687	$13,047
9/30/2019	$12,662	$11,637	$13,094
10/31/2019	$12,696	$11,674	$13,130
11/30/2019	$12,796	$11,672	$13,173
12/31/2019	$13,023	$11,689	$13,437
1/31/2020	$13,009	$11,899	$13,440
2/29/2020	$12,741	$12,077	$13,251
3/31/2020	$11,053	$11,841	$11,732
4/30/2020	$11,453	$12,078	$12,263
5/31/2020	$11,969	$12,191	$12,799
6/30/2020	$12,081	$12,293	$12,921
7/31/2020	$12,629	$12,509	$13,523
8/31/2020	$12,786	$12,437	$13,653
9/30/2020	$12,679	$12,414	$13,513
10/31/2020	$12,731	$12,370	$13,580
11/30/2020	$13,272	$12,531	$14,117
12/31/2020	$13,548	$12,575	$14,383
1/31/2021	$13,616	$12,496	$14,431
2/28/2021	$13,700	$12,334	$14,484
3/31/2021	$13,745	$12,191	$14,507
4/30/2021	$13,900	$12,293	$14,664
5/31/2021	$13,956	$12,340	$14,707
6/30/2021	$14,147	$12,430	$14,903
7/31/2021	$14,171	$12,555	$14,959
8/31/2021	$14,256	$12,547	$15,037
9/30/2021	$14,263	$12,440	$15,036
10/31/2021	$14,242	$12,429	$15,009
11/30/2021	$14,126	$12,444	$14,861
12/31/2021	$14,384	$12,436	$15,140
1/31/2022	$14,036	$12,163	$14,727
2/28/2022	$13,887	$11,998	$14,576
3/31/2022	$13,768	$11,676	$14,410
4/30/2022	$13,258	$11,240	$13,899
5/31/2022	$13,285	$11,302	$13,931
6/30/2022	$12,393	$11,076	$12,992
7/31/2022	$13,138	$11,355	$13,759
8/31/2022	$12,813	$11,060	$13,442
9/30/2022	$12,264	$10,583	$12,909
10/31/2022	$12,616	$10,467	$13,244
11/30/2022	$12,858	$10,857	$13,531
12/31/2022	$12,740	$10,820	$13,447
1/31/2023	$13,229	$11,156	$13,959
2/28/2023	$13,025	$10,882	$13,781
3/31/2023	$13,073	$11,137	$13,927
4/30/2023	$13,201	$11,205	$14,067
5/31/2023	$13,062	$11,089	$13,938
6/30/2023	$13,241	$11,072	$14,171
7/31/2023	$13,440	$11,083	$14,367
8/31/2023	$13,424	$11,016	$14,409
9/30/2023	$13,274	$10,753	$14,236
10/31/2023	$13,102	$10,592	$14,069
11/30/2023	$13,633	$11,068	$14,707
12/31/2023	$14,114	$11,488	$15,255
1/31/2024	$14,116	$11,461	$15,254
2/29/2024	$14,154	$11,323	$15,299
3/31/2024	$14,282	$11,435	$15,480
4/30/2024	$14,111	$11,167	$15,334
5/31/2024	$14,277	$11,352	$15,503
6/30/2024	$14,409	$11,456	$15,649
7/31/2024	$14,688	$11,716	$15,954
8/31/2024	$14,915	$11,889	$16,214
9/30/2024	$15,144	$12,052	$16,476
10/31/2024	$15,082	$11,778	$16,387
11/30/2024	$15,276	$11,902	$16,576
12/31/2024	$15,199	$11,722	$16,505
1/31/2025	$15,399	$11,793	$16,730
2/28/2025	$15,471	$12,037	$16,843
3/31/2025	$15,241	$12,034	$16,671
4/30/2025	$15,220	$12,077	$16,667
5/31/2025	$15,503	$12,015	$16,947
6/30/2025	$15,804	$12,203	$17,259
7/31/2025	$15,953	$12,185	$17,337
8/31/2025	$16,104	$12,331	$17,553
9/30/2025	$16,198	$12,462	$17,696
10/31/2025	$16,250	$12,544	$17,724

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BDB	1 Year	5 Years	10 Years
Class R6	7.88%	5.03%	4.99%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.16%	5.47%	5.89%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained measurement of the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The exposure of each issuer is limited to 2% of the total market value of the index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 839,175,423
Holdings Count | Holding			240
Advisory Fees Paid, Amount			$ 6,620,552
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$839,175,423
Number of Portfolio Holdings	240
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,620,552
Average MaturityFootnote Reference§	4.90 years
DurationFootnote Reference†	2.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
BBB	5.9%
BB	41.8
B	39.8
CCC	8.5
Below CCC	0.2
NR (Not Rated)	0.5

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	88.6%
Loan Assignments	8.1
Other Investment Company	6.2
Repurchase Agreements	2.5
Common Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Insurance, Inc., 6.80%, 01/24/2030	1.5%
ILFC E-Capital Trust I, 3-Month Term SOFR + 0.00%, 6.27%, 12/21/2065	1.4
UKG, Inc., Term Loan B, 3-Month Term SOFR + 2.50%, 6.34%, 02/10/2031	1.2
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.1
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Magnera Corp., 7.25%, 11/15/2031	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030	0.9
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030	0.9
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 05/30/2029	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000129483
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Muni
Class Name			Class A
Trading Symbol			THAYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.91%

Expenses Paid, Amount			$ 92
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 3.07%. For the same period, the Fund’s broad-based benchmark, the S&P Municipal Bond Index, returned 4.14%. The performance benchmark, the Bloomberg High Yield Municipal Bond Index, returned 2.77% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% at the beginning of the fiscal year, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened in the fiscal year, as short-term rates declined and long-term rates increased. High yield municipal bonds enjoyed healthy technicals in the fiscal year as spreads in high yield municipals remained tight by historical standards.

  Fund performance in the fiscal year was primarily driven by favorable sector and quality positioning.

  The sub-adviser trimmed longer maturity (20+ years) municipals during the fiscal year in an effort to decrease overall interest rate sensitivity (i.e., duration) of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve. During the fiscal year, duration declined from approximately 8.4 years to approximately 6.4 years.

  Top performing maturities came in the 9+ year and 4-year maturity ranges, while single-A and AA-rated credit qualities were top contributors. Non-rated bonds detracted from returns.

  Revenue bonds contributed to active returns in the fiscal year. This was especially true in the industrial revenue and special tax receipt sub-sectors. However, revenue backed municipals issued by hospitals and housing detracted.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
10/31/2015	$9,671	$10,000	$10,000
11/30/2015	$9,724	$10,043	$10,040
12/31/2015	$9,846	$10,114	$10,055
1/31/2016	$9,940	$10,221	$10,112
2/29/2016	$9,959	$10,237	$10,224
3/31/2016	$10,074	$10,280	$10,331
4/30/2016	$10,172	$10,352	$10,394
5/31/2016	$10,260	$10,384	$10,531
6/30/2016	$10,474	$10,554	$10,858
7/31/2016	$10,468	$10,555	$10,929
8/31/2016	$10,519	$10,579	$10,969
9/30/2016	$10,485	$10,540	$10,998
10/31/2016	$10,321	$10,453	$10,861
11/30/2016	$9,661	$10,091	$10,215
12/31/2016	$9,788	$10,192	$10,356
1/31/2017	$9,828	$10,245	$10,501
2/28/2017	$9,931	$10,314	$10,752
3/31/2017	$10,009	$10,336	$10,776
4/30/2017	$10,133	$10,411	$10,849
5/31/2017	$10,357	$10,548	$11,015
6/30/2017	$10,348	$10,524	$10,991
7/31/2017	$10,430	$10,594	$11,063
8/31/2017	$10,546	$10,677	$11,216
9/30/2017	$10,527	$10,628	$11,156
10/31/2017	$10,554	$10,642	$11,186
11/30/2017	$10,564	$10,596	$11,214
12/31/2017	$10,720	$10,697	$11,360
1/31/2018	$10,593	$10,595	$11,254
2/28/2018	$10,541	$10,554	$11,261
3/31/2018	$10,635	$10,598	$11,426
4/30/2018	$10,621	$10,561	$11,478
5/31/2018	$10,774	$10,681	$11,718
6/30/2018	$10,788	$10,694	$11,776
7/31/2018	$10,829	$10,721	$11,817
8/31/2018	$10,877	$10,741	$11,912
9/30/2018	$10,815	$10,679	$11,865
10/31/2018	$10,680	$10,609	$11,717
11/30/2018	$10,667	$10,719	$11,799
12/31/2018	$10,769	$10,841	$11,900
1/31/2019	$10,819	$10,921	$11,980
2/28/2019	$10,885	$10,979	$12,045
3/31/2019	$11,139	$11,141	$12,356
4/30/2019	$11,161	$11,178	$12,426
5/31/2019	$11,347	$11,328	$12,627
6/30/2019	$11,431	$11,377	$12,693
7/31/2019	$11,495	$11,465	$12,773
8/31/2019	$11,705	$11,629	$13,080
9/30/2019	$11,673	$11,554	$13,054
10/31/2019	$11,698	$11,571	$13,081
11/30/2019	$11,734	$11,591	$13,132
12/31/2019	$11,787	$11,628	$13,171
1/31/2020	$11,988	$11,818	$13,496
2/29/2020	$12,181	$11,961	$13,780
3/31/2020	$10,984	$11,561	$12,265
4/30/2020	$10,795	$11,425	$11,851
5/31/2020	$11,114	$11,767	$12,334
6/30/2020	$11,493	$11,858	$12,823
7/31/2020	$11,713	$12,025	$13,171
8/31/2020	$11,751	$11,996	$13,206
9/30/2020	$11,760	$11,998	$13,219
10/31/2020	$11,768	$11,981	$13,243
11/30/2020	$12,006	$12,133	$13,561
12/31/2020	$12,192	$12,205	$13,815
1/31/2021	$12,409	$12,273	$14,103
2/28/2021	$12,351	$12,106	$13,955
3/31/2021	$12,455	$12,173	$14,106
4/30/2021	$12,641	$12,271	$14,313
5/31/2021	$12,817	$12,320	$14,477
6/30/2021	$12,968	$12,355	$14,661
7/31/2021	$13,091	$12,442	$14,837
8/31/2021	$13,068	$12,408	$14,814
9/30/2021	$12,937	$12,324	$14,717
10/31/2021	$12,923	$12,312	$14,657
11/30/2021	$13,107	$12,403	$14,849
12/31/2021	$13,139	$12,420	$14,888
1/31/2022	$12,870	$12,124	$14,471
2/28/2022	$12,717	$12,062	$14,438
3/31/2022	$12,205	$11,733	$13,916
4/30/2022	$11,474	$11,416	$13,422
5/31/2022	$11,654	$11,584	$13,569
6/30/2022	$11,070	$11,378	$13,136
7/31/2022	$11,636	$11,673	$13,626
8/31/2022	$11,282	$11,406	$13,323
9/30/2022	$10,479	$10,992	$12,502
10/31/2022	$10,235	$10,913	$12,246
11/30/2022	$10,844	$11,418	$12,959
12/31/2022	$10,785	$11,421	$12,937
1/31/2023	$11,301	$11,743	$13,512
2/28/2023	$10,958	$11,470	$13,088
3/31/2023	$11,116	$11,708	$13,291
4/30/2023	$11,144	$11,694	$13,368
5/31/2023	$11,072	$11,606	$13,275
6/30/2023	$11,290	$11,709	$13,511
7/31/2023	$11,350	$11,739	$13,599
8/31/2023	$11,211	$11,610	$13,393
9/30/2023	$10,893	$11,299	$12,937
10/31/2023	$10,719	$11,171	$12,730
11/30/2023	$11,459	$11,830	$13,717
12/31/2023	$11,782	$12,110	$14,129
1/31/2024	$11,844	$12,091	$14,063
2/29/2024	$11,896	$12,101	$14,174
3/31/2024	$11,947	$12,099	$14,342
4/30/2024	$11,757	$11,969	$14,254
5/31/2024	$11,833	$11,940	$14,362
6/30/2024	$12,152	$12,131	$14,713
7/31/2024	$12,287	$12,235	$14,875
8/31/2024	$12,411	$12,336	$15,050
9/30/2024	$12,629	$12,459	$15,186
10/31/2024	$12,450	$12,297	$14,954
11/30/2024	$12,692	$12,483	$15,276
12/31/2024	$12,512	$12,340	$15,022
1/31/2025	$12,578	$12,385	$15,135
2/28/2025	$12,789	$12,509	$15,324
3/31/2025	$12,584	$12,311	$15,144
4/30/2025	$12,381	$12,242	$14,874
5/31/2025	$12,368	$12,232	$14,885
6/30/2025	$12,416	$12,319	$14,972
7/31/2025	$12,269	$12,288	$14,747
8/31/2025	$12,341	$12,390	$14,825
9/30/2025	$12,677	$12,670	$15,216
10/31/2025	$12,833	$12,806	$15,369

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CZ1	1 Year	5 Years	10 Years
Class A with Load	(0.31%)	1.08%	2.53%
Class A	3.07%	1.75%	2.87%
S&P Municipal Bond IndexFootnote Reference(a)	4.14%	1.34%	2.50%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	2.77%	3.02%	4.39%
Footnote	Description
Footnote(a)	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg High Yield Municipal Bond Index is comprised of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 146,146,664
Holdings Count | Holding			303
Advisory Fees Paid, Amount			$ 605,121
InvestmentCompanyPortfolioTurnover			61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,146,664
Number of Portfolio Holdings	303
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (net of waivers and reimbursements)	$605,121
Average MaturityFootnote Reference§	10.67 years
DurationFootnote Reference†	6.42 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	2.7%
AAA	0.2
AA	15.6
A	8.1
BBB	17.6
BB	5.4
B	0.1
NR (Not Rated)	48.5

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.3%
Short-Term U.S. Government Obligations	2.7
Repurchase Agreements	1.6
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 1.94%, 11/06/2025	2.7%
Development Authority of Lagrange, Revenue Bonds, 5.00%, 10/15/2052	1.5
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.4
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.4
New Hampshire Business Finance Authority, Revenue Bonds, Series Zero Coupon, 12/01/2031	1.2
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.2
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	1.2
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.1
Savannah Convention Center Authority, Revenue Bonds, Series C, (AG), 5.50%, 06/01/2050	1.1
California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000129484
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Muni
Class Name			Class C
Trading Symbol			THCYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.51%

Expenses Paid, Amount			$ 153
Expense Ratio, Percent			1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 2.36%. For the same period, the Fund’s broad-based benchmark, the S&P Municipal Bond Index, returned 4.14%. The performance benchmark, the Bloomberg High Yield Municipal Bond Index, returned 2.77% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% at the beginning of the fiscal year, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened in the fiscal year, as short-term rates declined and long-term rates increased. High yield municipal bonds enjoyed healthy technicals in the fiscal year as spreads in high yield municipals remained tight by historical standards.

  Fund performance in the fiscal year was primarily driven by favorable sector and quality positioning.

  The sub-adviser trimmed longer maturity (20+ years) municipals during the fiscal year in an effort to decrease overall interest rate sensitivity (i.e., duration) of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve. During the fiscal year, duration declined from approximately 8.4 years to approximately 6.4 years.

  Top performing maturities came in the 9+ year and 4-year maturity ranges, while single-A and AA-rated credit qualities were top contributors. Non-rated bonds detracted from returns.

  Revenue bonds contributed to active returns in the fiscal year. This was especially true in the industrial revenue and special tax receipt sub-sectors. However, revenue backed municipals issued by hospitals and housing detracted.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,050	$10,043	$10,040
12/31/2015	$10,171	$10,114	$10,055
1/31/2016	$10,263	$10,221	$10,112
2/29/2016	$10,278	$10,237	$10,224
3/31/2016	$10,392	$10,280	$10,331
4/30/2016	$10,480	$10,352	$10,394
5/31/2016	$10,565	$10,384	$10,531
6/30/2016	$10,790	$10,554	$10,858
7/31/2016	$10,779	$10,555	$10,929
8/31/2016	$10,817	$10,579	$10,969
9/30/2016	$10,776	$10,540	$10,998
10/31/2016	$10,612	$10,453	$10,861
11/30/2016	$9,929	$10,091	$10,215
12/31/2016	$10,054	$10,192	$10,356
1/31/2017	$10,098	$10,245	$10,501
2/28/2017	$10,200	$10,314	$10,752
3/31/2017	$10,265	$10,336	$10,776
4/30/2017	$10,388	$10,411	$10,849
5/31/2017	$10,620	$10,548	$11,015
6/30/2017	$10,598	$10,524	$10,991
7/31/2017	$10,675	$10,594	$11,063
8/31/2017	$10,789	$10,677	$11,216
10/31/2017	$10,786	$10,642	$11,186
11/30/2017	$10,800	$10,596	$11,214
12/31/2017	$10,945	$10,697	$11,360
1/31/2018	$10,819	$10,595	$11,254
2/28/2018	$10,761	$10,554	$11,261
3/31/2018	$10,851	$10,598	$11,426
4/30/2018	$10,823	$10,561	$11,478
5/31/2018	$10,973	$10,681	$11,718
6/30/2018	$10,982	$10,694	$11,776
7/31/2018	$11,027	$10,721	$11,817
8/31/2018	$11,071	$10,741	$11,912
9/30/2018	$10,992	$10,679	$11,865
10/31/2018	$10,850	$10,609	$11,717
11/30/2018	$10,832	$10,719	$11,799
12/31/2018	$10,929	$10,841	$11,900
1/31/2019	$10,975	$10,921	$11,980
2/28/2019	$11,047	$10,979	$12,045
3/31/2019	$11,298	$11,141	$12,356
4/30/2019	$11,315	$11,178	$12,426
5/31/2019	$11,489	$11,328	$12,627
6/30/2019	$11,568	$11,377	$12,693
7/31/2019	$11,637	$11,465	$12,773
8/31/2019	$11,833	$11,629	$13,080
9/30/2019	$11,804	$11,554	$13,054
10/31/2019	$11,814	$11,571	$13,081
11/30/2019	$11,854	$11,591	$13,132
12/31/2019	$11,892	$11,628	$13,171
1/31/2020	$12,088	$11,818	$13,496
2/29/2020	$12,277	$11,961	$13,780
3/31/2020	$11,066	$11,561	$12,265
4/30/2020	$10,871	$11,425	$11,851
5/31/2020	$11,186	$11,767	$12,334
6/30/2020	$11,562	$11,858	$12,823
7/31/2020	$11,776	$12,025	$13,171
8/31/2020	$11,809	$11,996	$13,206
9/30/2020	$11,813	$11,998	$13,219
10/31/2020	$11,814	$11,981	$13,243
11/30/2020	$12,047	$12,133	$13,561
12/31/2020	$12,228	$12,205	$13,815
1/31/2021	$12,439	$12,273	$14,103
2/28/2021	$12,375	$12,106	$13,955
3/31/2021	$12,473	$12,173	$14,106
4/30/2021	$12,653	$12,271	$14,313
5/31/2021	$12,822	$12,320	$14,477
6/30/2021	$12,978	$12,355	$14,661
7/31/2021	$13,094	$12,442	$14,837
8/31/2021	$13,064	$12,408	$14,814
9/30/2021	$12,927	$12,324	$14,717
10/31/2021	$12,906	$12,312	$14,657
11/30/2021	$13,073	$12,403	$14,849
12/31/2021	$13,109	$12,420	$14,888
1/31/2022	$12,834	$12,124	$14,471
2/28/2022	$12,676	$12,062	$14,438
3/31/2022	$12,150	$11,733	$13,916
4/30/2022	$11,428	$11,416	$13,422
5/31/2022	$11,591	$11,584	$13,569
6/30/2022	$11,005	$11,378	$13,136
7/31/2022	$11,561	$11,673	$13,626
8/31/2022	$11,204	$11,406	$13,323
9/30/2022	$10,392	$10,992	$12,502
10/31/2022	$10,155	$10,913	$12,246
11/30/2022	$10,743	$11,418	$12,959
12/31/2022	$10,679	$11,421	$12,937
1/31/2023	$11,195	$11,743	$13,512
2/28/2023	$10,839	$11,470	$13,088
3/31/2023	$10,991	$11,708	$13,291
4/30/2023	$11,012	$11,694	$13,368
5/31/2023	$10,947	$11,606	$13,275
6/30/2023	$11,157	$11,709	$13,511
7/31/2023	$11,200	$11,739	$13,599
8/31/2023	$11,068	$11,610	$13,393
9/30/2023	$10,738	$11,299	$12,937
10/31/2023	$10,572	$11,171	$12,730
11/30/2023	$11,285	$11,830	$13,717
12/31/2023	$11,608	$12,110	$14,129
1/31/2024	$11,663	$12,091	$14,063
2/29/2024	$11,697	$12,101	$14,174
3/31/2024	$11,741	$12,099	$14,342
4/30/2024	$11,561	$11,969	$14,254
5/31/2024	$11,629	$11,940	$14,362
6/30/2024	$11,926	$12,131	$14,713
7/31/2024	$12,063	$12,235	$14,875
8/31/2024	$12,167	$12,336	$15,050
9/30/2024	$12,386	$12,459	$15,186
10/31/2024	$12,204	$12,297	$14,954
11/30/2024	$12,436	$12,483	$15,276
12/31/2024	$12,252	$12,340	$15,022
1/31/2025	$12,311	$12,385	$15,135
2/28/2025	$12,511	$12,509	$15,324
3/31/2025	$12,294	$12,311	$15,144
4/30/2025	$12,101	$12,242	$14,874
5/31/2025	$12,082	$12,232	$14,885
6/30/2025	$12,123	$12,319	$14,972
7/31/2025	$11,962	$12,288	$14,747
8/31/2025	$12,037	$12,390	$14,825
9/30/2025	$12,359	$12,670	$15,216
10/31/2025	$12,492	$12,806	$15,369

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CZ3	1 Year	5 Years	10 Years
Class C with Load	1.37%	1.12%	2.25%
Class C	2.36%	1.12%	2.25%
S&P Municipal Bond IndexFootnote Reference(a)	4.14%	1.34%	2.50%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	2.77%	3.02%	4.39%
Footnote	Description
Footnote(a)	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg High Yield Municipal Bond Index is comprised of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 146,146,664
Holdings Count | Holding			303
Advisory Fees Paid, Amount			$ 605,121
InvestmentCompanyPortfolioTurnover			61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,146,664
Number of Portfolio Holdings	303
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (net of waivers and reimbursements)	$605,121
Average MaturityFootnote Reference§	10.67 years
DurationFootnote Reference†	6.42 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	2.7%
AAA	0.2
AA	15.6
A	8.1
BBB	17.6
BB	5.4
B	0.1
NR (Not Rated)	48.5

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.3%
Short-Term U.S. Government Obligations	2.7
Repurchase Agreements	1.6
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 1.94%, 11/06/2025	2.7%
Development Authority of Lagrange, Revenue Bonds, 5.00%, 10/15/2052	1.5
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.4
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.4
New Hampshire Business Finance Authority, Revenue Bonds, Series Zero Coupon, 12/01/2031	1.2
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.2
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	1.2
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.1
Savannah Convention Center Authority, Revenue Bonds, Series C, (AG), 5.50%, 06/01/2050	1.1
California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000129485
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Muni
Class Name			Class I
Trading Symbol			THYIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.76%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 3.13%. For the same period, the Fund’s broad-based benchmark, the S&P Municipal Bond Index, returned 4.14%. The performance benchmark, the Bloomberg High Yield Municipal Bond Index, returned 2.77% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% at the beginning of the fiscal year, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened in the fiscal year, as short-term rates declined and long-term rates increased. High yield municipal bonds enjoyed healthy technicals in the fiscal year as spreads in high yield municipals remained tight by historical standards.

  Fund performance in the fiscal year was primarily driven by favorable sector and quality positioning.

  The sub-adviser trimmed longer maturity (20+ years) municipals during the fiscal year in an effort to decrease overall interest rate sensitivity (i.e., duration) of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve. During the fiscal year, duration declined from approximately 8.4 years to approximately 6.4 years.

  Top performing maturities came in the 9+ year and 4-year maturity ranges, while single-A and AA-rated credit qualities were top contributors. Non-rated bonds detracted from returns.

  Revenue bonds contributed to active returns in the fiscal year. This was especially true in the industrial revenue and special tax receipt sub-sectors. However, revenue backed municipals issued by hospitals and housing detracted.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,065	$10,043	$10,040
12/31/2015	$10,192	$10,114	$10,055
1/31/2016	$10,290	$10,221	$10,112
2/29/2016	$10,311	$10,237	$10,224
3/31/2016	$10,422	$10,280	$10,331
4/30/2016	$10,525	$10,352	$10,394
5/31/2016	$10,617	$10,384	$10,531
6/30/2016	$10,849	$10,554	$10,858
7/31/2016	$10,844	$10,555	$10,929
8/31/2016	$10,889	$10,579	$10,969
9/30/2016	$10,855	$10,540	$10,998
10/31/2016	$10,696	$10,453	$10,861
11/30/2016	$10,015	$10,091	$10,215
12/31/2016	$10,147	$10,192	$10,356
1/31/2017	$10,199	$10,245	$10,501
2/28/2017	$10,307	$10,314	$10,752
3/31/2017	$10,388	$10,336	$10,776
4/30/2017	$10,519	$10,411	$10,849
5/31/2017	$10,752	$10,548	$11,015
6/30/2017	$10,744	$10,524	$10,991
7/31/2017	$10,820	$10,594	$11,063
8/31/2017	$10,942	$10,677	$11,216
10/31/2017	$10,954	$10,642	$11,186
11/30/2017	$10,975	$10,596	$11,214
12/31/2017	$11,128	$10,697	$11,360
1/31/2018	$11,008	$10,595	$11,254
2/28/2018	$10,955	$10,554	$11,261
3/31/2018	$11,054	$10,598	$11,426
4/30/2018	$11,032	$10,561	$11,478
5/31/2018	$11,192	$10,681	$11,718
6/30/2018	$11,208	$10,694	$11,776
7/31/2018	$11,261	$10,721	$11,817
8/31/2018	$11,313	$10,741	$11,912
9/30/2018	$11,240	$10,679	$11,865
10/31/2018	$11,101	$10,609	$11,717
11/30/2018	$11,100	$10,719	$11,799
12/31/2018	$11,197	$10,841	$11,900
1/31/2019	$11,250	$10,921	$11,980
2/28/2019	$11,321	$10,979	$12,045
3/31/2019	$11,585	$11,141	$12,356
4/30/2019	$11,620	$11,178	$12,426
5/31/2019	$11,806	$11,328	$12,627
6/30/2019	$11,894	$11,377	$12,693
7/31/2019	$11,972	$11,465	$12,773
8/31/2019	$12,182	$11,629	$13,080
9/30/2019	$12,150	$11,554	$13,054
10/31/2019	$12,178	$11,571	$13,081
11/30/2019	$12,226	$11,591	$13,132
12/31/2019	$12,273	$11,628	$13,171
1/31/2020	$12,484	$11,818	$13,496
2/29/2020	$12,686	$11,961	$13,780
3/31/2020	$11,402	$11,561	$12,265
4/30/2020	$11,228	$11,425	$11,851
5/31/2020	$11,560	$11,767	$12,334
6/30/2020	$11,946	$11,858	$12,823
7/31/2020	$12,186	$12,025	$13,171
8/31/2020	$12,218	$11,996	$13,206
9/30/2020	$12,239	$11,998	$13,219
10/31/2020	$12,249	$11,981	$13,243
11/30/2020	$12,498	$12,133	$13,561
12/31/2020	$12,693	$12,205	$13,815
1/31/2021	$12,921	$12,273	$14,103
2/28/2021	$12,861	$12,106	$13,955
3/31/2021	$12,972	$12,173	$14,106
4/30/2021	$13,167	$12,271	$14,313
5/31/2021	$13,341	$12,320	$14,477
6/30/2021	$13,512	$12,355	$14,661
7/31/2021	$13,642	$12,442	$14,837
8/31/2021	$13,619	$12,408	$14,814
9/30/2021	$13,484	$12,324	$14,717
10/31/2021	$13,471	$12,312	$14,657
11/30/2021	$13,653	$12,403	$14,849
12/31/2021	$13,700	$12,420	$14,888
1/31/2022	$13,420	$12,124	$14,471
2/28/2022	$13,263	$12,062	$14,438
3/31/2022	$12,731	$11,733	$13,916
4/30/2022	$11,969	$11,416	$13,422
5/31/2022	$12,159	$11,584	$13,569
6/30/2022	$11,540	$11,378	$13,136
7/31/2022	$12,121	$11,673	$13,626
8/31/2022	$11,753	$11,406	$13,323
9/30/2022	$10,916	$10,992	$12,502
10/31/2022	$10,676	$10,913	$12,246
11/30/2022	$11,302	$11,418	$12,959
12/31/2022	$11,241	$11,421	$12,937
1/31/2023	$11,782	$11,743	$13,512
2/28/2023	$11,424	$11,470	$13,088
3/31/2023	$11,591	$11,708	$13,291
4/30/2023	$11,621	$11,694	$13,368
5/31/2023	$11,548	$11,606	$13,275
6/30/2023	$11,777	$11,709	$13,511
7/31/2023	$11,842	$11,739	$13,599
8/31/2023	$11,697	$11,610	$13,393
9/30/2023	$11,366	$11,299	$12,937
10/31/2023	$11,186	$11,171	$12,730
11/30/2023	$11,949	$11,830	$13,717
12/31/2023	$12,300	$12,110	$14,129
1/31/2024	$12,367	$12,091	$14,063
2/29/2024	$12,423	$12,101	$14,174
3/31/2024	$12,477	$12,099	$14,342
4/30/2024	$12,280	$11,969	$14,254
5/31/2024	$12,361	$11,940	$14,362
6/30/2024	$12,697	$12,131	$14,713
7/31/2024	$12,839	$12,235	$14,875
8/31/2024	$12,958	$12,336	$15,050
9/30/2024	$13,201	$12,459	$15,186
10/31/2024	$13,015	$12,297	$14,954
11/30/2024	$13,270	$12,483	$15,276
12/31/2024	$13,082	$12,340	$15,022
1/31/2025	$13,154	$12,385	$15,135
2/28/2025	$13,375	$12,509	$15,324
3/31/2025	$13,163	$12,311	$15,144
4/30/2025	$12,952	$12,242	$14,874
5/31/2025	$12,940	$12,232	$14,885
6/30/2025	$12,991	$12,319	$14,972
7/31/2025	$12,826	$12,288	$14,747
8/31/2025	$12,915	$12,390	$14,825
9/30/2025	$13,269	$12,670	$15,216
10/31/2025	$13,421	$12,806	$15,369

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CZ8	1 Year	5 Years	10 Years
Class I	3.13%	1.85%	2.99%
S&P Municipal Bond IndexFootnote Reference(a)	4.14%	1.34%	2.50%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	2.77%	3.02%	4.39%
Footnote	Description
Footnote(a)	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg High Yield Municipal Bond Index is comprised of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 146,146,664
Holdings Count | Holding			303
Advisory Fees Paid, Amount			$ 605,121
InvestmentCompanyPortfolioTurnover			61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,146,664
Number of Portfolio Holdings	303
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (net of waivers and reimbursements)	$605,121
Average MaturityFootnote Reference§	10.67 years
DurationFootnote Reference†	6.42 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	2.7%
AAA	0.2
AA	15.6
A	8.1
BBB	17.6
BB	5.4
B	0.1
NR (Not Rated)	48.5

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.3%
Short-Term U.S. Government Obligations	2.7
Repurchase Agreements	1.6
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 1.94%, 11/06/2025	2.7%
Development Authority of Lagrange, Revenue Bonds, 5.00%, 10/15/2052	1.5
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.4
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.4
New Hampshire Business Finance Authority, Revenue Bonds, Series Zero Coupon, 12/01/2031	1.2
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.2
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	1.2
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.1
Savannah Convention Center Authority, Revenue Bonds, Series C, (AG), 5.50%, 06/01/2050	1.1
California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000173652
Shareholder Report [Line Items]
Fund Name			Transamerica High Yield Muni
Class Name			Class I2
Trading Symbol			THYTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$72	0.71%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 3.22%. For the same period, the Fund’s broad-based benchmark, the S&P Municipal Bond Index, returned 4.14%. The performance benchmark, the Bloomberg High Yield Municipal Bond Index, returned 2.77% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% at the beginning of the fiscal year, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened in the fiscal year, as short-term rates declined and long-term rates increased. High yield municipal bonds enjoyed healthy technicals in the fiscal year as spreads in high yield municipals remained tight by historical standards.

  Fund performance in the fiscal year was primarily driven by favorable sector and quality positioning.

  The sub-adviser trimmed longer maturity (20+ years) municipals during the fiscal year in an effort to decrease overall interest rate sensitivity (i.e., duration) of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve. During the fiscal year, duration declined from approximately 8.4 years to approximately 6.4 years.

  Top performing maturities came in the 9+ year and 4-year maturity ranges, while single-A and AA-rated credit qualities were top contributors. Non-rated bonds detracted from returns.

  Revenue bonds contributed to active returns in the fiscal year. This was especially true in the industrial revenue and special tax receipt sub-sectors. However, revenue backed municipals issued by hospitals and housing detracted.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	S&P Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
9/30/2016	$10,000	$10,000	$10,000
10/31/2016	$9,853	$9,918	$9,876
11/30/2016	$9,227	$9,575	$9,288
12/31/2016	$9,349	$9,670	$9,417
1/31/2017	$9,389	$9,721	$9,549
2/28/2017	$9,490	$9,786	$9,776
3/31/2017	$9,565	$9,807	$9,798
4/30/2017	$9,684	$9,878	$9,865
5/31/2017	$9,899	$10,008	$10,016
6/30/2017	$9,893	$9,985	$9,994
7/31/2017	$9,972	$10,051	$10,059
8/31/2017	$10,083	$10,130	$10,198
9/30/2017	$10,066	$10,084	$10,143
10/31/2017	$10,094	$10,097	$10,171
11/30/2017	$10,105	$10,053	$10,197
12/31/2017	$10,256	$10,149	$10,329
1/31/2018	$10,137	$10,053	$10,233
2/28/2018	$10,088	$10,013	$10,240
3/31/2018	$10,180	$10,055	$10,390
4/30/2018	$10,169	$10,021	$10,436
5/31/2018	$10,317	$10,134	$10,654
6/30/2018	$10,332	$10,146	$10,708
7/31/2018	$10,373	$10,173	$10,745
8/31/2018	$10,422	$10,192	$10,831
9/30/2018	$10,364	$10,132	$10,789
10/31/2018	$10,237	$10,066	$10,654
11/30/2018	$10,227	$10,170	$10,728
12/31/2018	$10,326	$10,286	$10,821
1/31/2019	$10,376	$10,362	$10,893
2/28/2019	$10,442	$10,417	$10,952
3/31/2019	$10,686	$10,570	$11,235
4/30/2019	$10,718	$10,606	$11,298
5/31/2019	$10,889	$10,748	$11,482
6/30/2019	$10,971	$10,794	$11,541
7/31/2019	$11,034	$10,878	$11,614
8/31/2019	$11,237	$11,033	$11,893
9/30/2019	$11,207	$10,962	$11,869
10/31/2019	$11,233	$10,979	$11,895
11/30/2019	$11,279	$10,997	$11,940
12/31/2019	$11,325	$11,033	$11,976
1/31/2020	$11,522	$11,213	$12,271
2/29/2020	$11,710	$11,348	$12,530
3/31/2020	$10,554	$10,969	$11,152
4/30/2020	$10,374	$10,840	$10,776
5/31/2020	$10,682	$11,164	$11,215
6/30/2020	$11,048	$11,251	$11,660
7/31/2020	$11,262	$11,409	$11,976
8/31/2020	$11,301	$11,382	$12,008
9/30/2020	$11,321	$11,384	$12,020
10/31/2020	$11,320	$11,368	$12,041
11/30/2020	$11,550	$11,512	$12,330
12/31/2020	$11,731	$11,580	$12,561
1/31/2021	$11,941	$11,645	$12,824
2/28/2021	$11,886	$11,486	$12,689
3/31/2021	$11,988	$11,550	$12,827
4/30/2021	$12,171	$11,643	$13,014
5/31/2021	$12,345	$11,689	$13,164
6/30/2021	$12,494	$11,723	$13,331
7/31/2021	$12,626	$11,805	$13,491
8/31/2021	$12,596	$11,773	$13,470
9/30/2021	$12,473	$11,693	$13,382
10/31/2021	$12,471	$11,682	$13,327
11/30/2021	$12,642	$11,768	$13,502
12/31/2021	$12,676	$11,784	$13,537
1/31/2022	$12,420	$11,503	$13,158
2/28/2022	$12,275	$11,444	$13,128
3/31/2022	$11,784	$11,133	$12,653
4/30/2022	$11,081	$10,831	$12,204
5/31/2022	$11,257	$10,991	$12,338
6/30/2022	$10,685	$10,796	$11,944
7/31/2022	$11,244	$11,075	$12,390
8/31/2022	$10,904	$10,822	$12,114
9/30/2022	$10,119	$10,429	$11,368
10/31/2022	$9,895	$10,354	$11,135
11/30/2022	$10,476	$10,834	$11,783
12/31/2022	$10,421	$10,836	$11,764
1/31/2023	$10,932	$11,142	$12,286
2/28/2023	$10,591	$10,883	$11,900
3/31/2023	$10,746	$11,109	$12,085
4/30/2023	$10,775	$11,095	$12,155
5/31/2023	$10,718	$11,012	$12,071
6/30/2023	$10,919	$11,110	$12,285
7/31/2023	$10,980	$11,138	$12,365
8/31/2023	$10,848	$11,015	$12,177
9/30/2023	$10,542	$10,721	$11,764
10/31/2023	$10,377	$10,599	$11,575
11/30/2023	$11,084	$11,225	$12,472
12/31/2023	$11,410	$11,490	$12,847
1/31/2024	$11,473	$11,473	$12,787
2/29/2024	$11,525	$11,481	$12,888
3/31/2024	$11,576	$11,479	$13,041
4/30/2024	$11,395	$11,356	$12,961
5/31/2024	$11,471	$11,329	$13,059
6/30/2024	$11,782	$11,510	$13,378
7/31/2024	$11,915	$11,609	$13,525
8/31/2024	$12,026	$11,704	$13,685
9/30/2024	$12,251	$11,822	$13,808
10/31/2024	$12,080	$11,667	$13,598
11/30/2024	$12,319	$11,844	$13,890
12/31/2024	$12,146	$11,709	$13,659
1/31/2025	$12,213	$11,751	$13,762
2/28/2025	$12,419	$11,869	$13,934
3/31/2025	$12,212	$11,681	$13,770
4/30/2025	$12,028	$11,615	$13,525
5/31/2025	$12,018	$11,606	$13,534
6/30/2025	$12,066	$11,688	$13,614
7/31/2025	$11,914	$11,659	$13,409
8/31/2025	$11,998	$11,756	$13,480
9/30/2025	$12,327	$12,021	$13,836
10/31/2025	$12,469	$12,150	$13,974

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CZ4	1 Year	5 Years	Since Inception 9/30/16
Class I2	3.22%	1.95%	2.46%
S&P Municipal Bond IndexFootnote Reference(a)	4.14%	1.34%	2.16%
Bloomberg High Yield Municipal Bond IndexFootnote Reference(b)	2.77%	3.02%	3.74%
Footnote	Description
Footnote(a)	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg High Yield Municipal Bond Index is comprised of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 146,146,664
Holdings Count | Holding			303
Advisory Fees Paid, Amount			$ 605,121
InvestmentCompanyPortfolioTurnover			61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,146,664
Number of Portfolio Holdings	303
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (net of waivers and reimbursements)	$605,121
Average MaturityFootnote Reference§	10.67 years
DurationFootnote Reference†	6.42 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	2.7%
AAA	0.2
AA	15.6
A	8.1
BBB	17.6
BB	5.4
B	0.1
NR (Not Rated)	48.5

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.3%
Short-Term U.S. Government Obligations	2.7
Repurchase Agreements	1.6
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 1.94%, 11/06/2025	2.7%
Development Authority of Lagrange, Revenue Bonds, 5.00%, 10/15/2052	1.5
Public Finance Authority, Revenue Bonds, Series A, 6.75%, 12/01/2065	1.4
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2040	1.4
New Hampshire Business Finance Authority, Revenue Bonds, Series Zero Coupon, 12/01/2031	1.2
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.2
Warren County Port Authority, Revenue Bonds, Series A, 6.75%, 12/01/2056	1.2
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.1
Savannah Convention Center Authority, Revenue Bonds, Series C, (AG), 5.50%, 06/01/2050	1.1
California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137930
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class A
Trading Symbol			TIOAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 91
Expense Ratio, Percent	[5]		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.02%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2015	$9,522	$10,000	$10,000
11/30/2015	$9,493	$9,964	$9,990
12/31/2015	$9,353	$9,914	$9,911
1/31/2016	$9,373	$10,023	$10,058
2/29/2016	$9,423	$10,094	$10,170
3/31/2016	$9,632	$10,218	$10,353
4/30/2016	$9,672	$10,288	$10,389
5/31/2016	$9,652	$10,296	$10,315
6/30/2016	$9,821	$10,477	$10,530
7/31/2016	$9,891	$10,563	$10,621
8/31/2016	$9,940	$10,575	$10,573
9/30/2016	$9,980	$10,577	$10,631
10/31/2016	$9,940	$10,507	$10,589
11/30/2016	$9,756	$10,271	$10,385
12/31/2016	$9,783	$10,301	$10,375
1/31/2017	$9,863	$10,338	$10,462
2/28/2017	$9,913	$10,418	$10,512
3/31/2017	$9,912	$10,414	$10,506
4/30/2017	$9,987	$10,500	$10,568
5/31/2017	$9,997	$10,581	$10,564
6/30/2017	$9,937	$10,572	$10,464
7/31/2017	$9,987	$10,625	$10,510
8/31/2017	$10,084	$10,717	$10,622
9/30/2017	$10,034	$10,679	$10,554
10/31/2017	$10,050	$10,692	$10,576
11/30/2017	$10,084	$10,676	$10,590
12/31/2017	$10,155	$10,723	$10,687
1/31/2018	$10,118	$10,620	$10,596
2/28/2018	$10,032	$10,519	$10,492
3/31/2018	$10,114	$10,572	$10,603
4/30/2018	$10,084	$10,501	$10,597
5/31/2018	$10,050	$10,559	$10,642
6/30/2018	$10,081	$10,543	$10,685
7/31/2018	$10,070	$10,565	$10,633
8/31/2018	$10,078	$10,618	$10,710
9/30/2018	$10,013	$10,572	$10,597
10/31/2018	$9,868	$10,484	$10,445
11/30/2018	$9,863	$10,531	$10,495
12/31/2018	$9,916	$10,695	$10,552
1/31/2019	$10,103	$10,843	$10,694
2/28/2019	$10,093	$10,855	$10,693
3/31/2019	$10,279	$11,051	$10,889
4/30/2019	$10,321	$11,066	$10,926
5/31/2019	$10,414	$11,236	$11,106
6/30/2019	$10,533	$11,395	$11,201
7/31/2019	$10,591	$11,429	$11,241
8/31/2019	$10,798	$11,687	$11,509
9/30/2019	$10,696	$11,637	$11,352
10/31/2019	$10,730	$11,674	$11,381
11/30/2019	$10,719	$11,672	$11,398
12/31/2019	$10,775	$11,689	$11,442
1/31/2020	$10,979	$11,899	$11,682
2/29/2020	$11,052	$12,077	$11,843
3/31/2020	$10,501	$11,841	$11,635
4/30/2020	$10,846	$12,078	$11,959
5/31/2020	$10,941	$12,191	$11,995
6/30/2020	$11,109	$12,293	$12,129
7/31/2020	$11,383	$12,509	$12,408
8/31/2020	$11,446	$12,437	$12,543
9/30/2020	$11,419	$12,414	$12,497
10/31/2020	$11,372	$12,370	$12,416
11/30/2020	$11,588	$12,531	$12,555
12/31/2020	$11,712	$12,575	$12,699
1/31/2021	$11,703	$12,496	$12,741
2/28/2021	$11,512	$12,334	$12,536
3/31/2021	$11,512	$12,191	$12,513
4/30/2021	$11,650	$12,293	$12,687
5/31/2021	$11,756	$12,340	$12,841
6/30/2021	$11,828	$12,430	$12,919
7/31/2021	$12,038	$12,555	$13,263
8/31/2021	$12,036	$12,547	$13,240
9/30/2021	$11,929	$12,440	$13,145
10/31/2021	$12,024	$12,429	$13,294
11/30/2021	$12,085	$12,444	$13,413
12/31/2021	$12,132	$12,436	$13,456
1/31/2022	$11,890	$12,163	$13,184
2/28/2022	$11,919	$11,998	$13,296
3/31/2022	$11,802	$11,676	$13,049
4/30/2022	$11,490	$11,240	$12,782
5/31/2022	$11,389	$11,302	$12,656
6/30/2022	$11,061	$11,076	$12,255
7/31/2022	$11,437	$11,355	$12,789
8/31/2022	$11,180	$11,060	$12,448
9/30/2022	$10,529	$10,583	$11,625
10/31/2022	$10,589	$10,467	$11,769
11/30/2022	$10,837	$10,857	$11,984
12/31/2022	$10,782	$10,820	$11,862
1/31/2023	$11,032	$11,156	$12,079
2/28/2023	$10,893	$10,882	$11,913
3/31/2023	$11,127	$11,137	$12,258
4/30/2023	$11,145	$11,205	$12,271
5/31/2023	$11,058	$11,089	$12,124
6/30/2023	$11,058	$11,072	$12,084
7/31/2023	$11,078	$11,083	$12,099
8/31/2023	$11,026	$11,016	$11,991
9/30/2023	$10,807	$10,753	$11,770
10/31/2023	$10,729	$10,592	$11,684
11/30/2023	$11,047	$11,068	$12,001
12/31/2023	$11,383	$11,488	$12,324
1/31/2024	$11,383	$11,461	$12,346
2/29/2024	$11,276	$11,323	$12,213
3/31/2024	$11,369	$11,435	$12,314
4/30/2024	$11,162	$11,167	$12,106
5/31/2024	$11,332	$11,352	$12,314
6/30/2024	$11,437	$11,456	$12,411
7/31/2024	$11,589	$11,716	$12,632
8/31/2024	$11,731	$11,889	$12,731
9/30/2024	$11,883	$12,052	$12,922
10/31/2024	$11,711	$11,778	$12,690
11/30/2024	$11,785	$11,902	$12,752
12/31/2024	$11,590	$11,722	$12,550
1/31/2025	$11,696	$11,793	$12,713
2/28/2025	$11,913	$12,037	$12,990
3/31/2025	$11,965	$12,034	$13,073
4/30/2025	$11,965	$12,077	$13,089
5/31/2025	$11,904	$12,015	$13,011
6/30/2025	$12,048	$12,203	$13,136
7/31/2025	$12,055	$12,185	$13,152
8/31/2025	$12,189	$12,331	$13,354
9/30/2025	$12,259	$12,462	$13,412
10/31/2025	$12,299	$12,544	$13,460

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CV1	1 Year	5 Years	10 Years
Class A with Load	0.05%	0.59%	2.09%
Class A	5.02%	1.58%	2.59%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	1.63%	3.02%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137927
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class C
Trading Symbol			TIOCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 173
Expense Ratio, Percent	[6]		1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.27%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,968	$9,964	$9,990
12/31/2015	$9,811	$9,914	$9,911
1/31/2016	$9,821	$10,023	$10,058
2/29/2016	$9,874	$10,094	$10,170
3/31/2016	$10,084	$10,218	$10,353
4/30/2016	$10,126	$10,288	$10,389
5/31/2016	$10,095	$10,296	$10,315
6/30/2016	$10,263	$10,477	$10,530
7/31/2016	$10,337	$10,563	$10,621
8/31/2016	$10,379	$10,575	$10,573
9/30/2016	$10,411	$10,577	$10,631
10/31/2016	$10,358	$10,507	$10,589
11/30/2016	$10,167	$10,271	$10,385
12/31/2016	$10,189	$10,301	$10,375
1/31/2017	$10,263	$10,338	$10,462
2/28/2017	$10,305	$10,418	$10,512
3/31/2017	$10,298	$10,414	$10,506
4/30/2017	$10,371	$10,500	$10,568
5/31/2017	$10,375	$10,581	$10,564
6/30/2017	$10,306	$10,572	$10,464
7/31/2017	$10,362	$10,625	$10,510
8/31/2017	$10,447	$10,717	$10,622
9/30/2017	$10,394	$10,679	$10,554
10/31/2017	$10,405	$10,692	$10,576
11/30/2017	$10,424	$10,676	$10,590
12/31/2017	$10,498	$10,723	$10,687
1/31/2018	$10,456	$10,620	$10,596
2/28/2018	$10,360	$10,519	$10,492
3/31/2018	$10,440	$10,572	$10,603
4/30/2018	$10,391	$10,501	$10,597
5/31/2018	$10,360	$10,559	$10,642
6/30/2018	$10,385	$10,543	$10,685
7/31/2018	$10,368	$10,565	$10,633
8/31/2018	$10,369	$10,618	$10,710
9/30/2018	$10,294	$10,572	$10,597
10/31/2018	$10,136	$10,484	$10,445
11/30/2018	$10,124	$10,531	$10,495
12/31/2018	$10,173	$10,695	$10,552
1/31/2019	$10,357	$10,843	$10,694
2/28/2019	$10,347	$10,855	$10,693
3/31/2019	$10,531	$11,051	$10,889
4/30/2019	$10,552	$11,066	$10,926
5/31/2019	$10,654	$11,236	$11,106
6/30/2019	$10,772	$11,395	$11,201
7/31/2019	$10,815	$11,429	$11,241
8/31/2019	$11,024	$11,687	$11,509
9/30/2019	$10,915	$11,637	$11,352
10/31/2019	$10,937	$11,674	$11,381
11/30/2019	$10,919	$11,672	$11,398
12/31/2019	$10,970	$11,689	$11,442
1/31/2020	$11,167	$11,899	$11,682
2/29/2020	$11,236	$12,077	$11,843
3/31/2020	$10,668	$11,841	$11,635
4/30/2020	$11,009	$12,078	$11,959
5/31/2020	$11,107	$12,191	$11,995
6/30/2020	$11,271	$12,293	$12,129
7/31/2020	$11,533	$12,509	$12,408
8/31/2020	$11,587	$12,437	$12,543
9/30/2020	$11,553	$12,414	$12,497
10/31/2020	$11,509	$12,370	$12,416
11/30/2020	$11,715	$12,531	$12,555
12/31/2020	$11,824	$12,575	$12,699
1/31/2021	$11,813	$12,496	$12,741
2/28/2021	$11,609	$12,334	$12,536
3/31/2021	$11,609	$12,191	$12,513
4/30/2021	$11,741	$12,293	$12,687
5/31/2021	$11,842	$12,340	$12,841
6/30/2021	$11,899	$12,430	$12,919
7/31/2021	$12,109	$12,555	$13,263
8/31/2021	$12,098	$12,547	$13,240
9/30/2021	$11,990	$12,440	$13,145
10/31/2021	$12,071	$12,429	$13,294
11/30/2021	$12,126	$12,444	$13,413
12/31/2021	$12,166	$12,436	$13,456
1/31/2022	$11,921	$12,163	$13,184
2/28/2022	$11,935	$11,998	$13,296
3/31/2022	$11,817	$11,676	$13,049
4/30/2022	$11,501	$11,240	$12,782
5/31/2022	$11,378	$11,302	$12,656
6/30/2022	$11,057	$11,076	$12,255
7/31/2022	$11,459	$11,355	$12,789
8/31/2022	$11,198	$11,060	$12,448
9/30/2022	$10,534	$10,583	$11,625
10/31/2022	$10,591	$10,467	$11,769
11/30/2022	$10,840	$10,857	$11,984
12/31/2022	$10,777	$10,820	$11,862
1/31/2023	$11,015	$11,156	$12,079
2/28/2023	$10,873	$10,882	$11,913
3/31/2023	$11,106	$11,137	$12,258
4/30/2023	$11,118	$11,205	$12,271
5/31/2023	$11,011	$11,089	$12,124
6/30/2023	$11,016	$11,072	$12,084
7/31/2023	$11,029	$11,083	$12,099
8/31/2023	$10,957	$11,016	$11,991
9/30/2023	$10,738	$10,753	$11,770
10/31/2023	$10,652	$10,592	$11,684
11/30/2023	$10,970	$11,068	$12,001
12/31/2023	$11,290	$11,488	$12,324
1/31/2024	$11,278	$11,461	$12,346
2/29/2024	$11,169	$11,323	$12,213
3/31/2024	$11,256	$11,435	$12,314
4/30/2024	$11,049	$11,167	$12,106
5/31/2024	$11,203	$11,352	$12,314
6/30/2024	$11,314	$11,456	$12,411
7/31/2024	$11,449	$11,716	$12,632
8/31/2024	$11,587	$11,889	$12,731
9/30/2024	$11,721	$12,052	$12,922
10/31/2024	$11,539	$11,778	$12,690
11/30/2024	$11,606	$11,902	$12,752
12/31/2024	$11,413	$11,722	$12,550
1/31/2025	$11,500	$11,793	$12,713
2/28/2025	$11,713	$12,037	$12,990
3/31/2025	$11,753	$12,034	$13,073
4/30/2025	$11,756	$12,077	$13,089
5/31/2025	$11,687	$12,015	$13,011
6/30/2025	$11,812	$12,203	$13,136
7/31/2025	$11,811	$12,185	$13,152
8/31/2025	$11,951	$12,331	$13,354
9/30/2025	$12,001	$12,462	$13,412
10/31/2025	$12,033	$12,544	$13,460

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CV3	1 Year	5 Years	10 Years
Class C with Load	3.27%	0.89%	1.87%
Class C	4.27%	0.89%	1.87%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	1.63%	3.02%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137928
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class I
Trading Symbol			ITIOX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 65
Expense Ratio, Percent	[7]		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.34%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,969	$9,964	$9,990
12/31/2015	$9,823	$9,914	$9,911
1/31/2016	$9,844	$10,023	$10,058
2/29/2016	$9,906	$10,094	$10,170
3/31/2016	$10,125	$10,218	$10,353
4/30/2016	$10,167	$10,288	$10,389
5/31/2016	$10,146	$10,296	$10,315
6/30/2016	$10,334	$10,477	$10,530
7/31/2016	$10,407	$10,563	$10,621
8/31/2016	$10,469	$10,575	$10,573
9/30/2016	$10,511	$10,577	$10,631
10/31/2016	$10,459	$10,507	$10,589
11/30/2016	$10,279	$10,271	$10,385
12/31/2016	$10,296	$10,301	$10,375
1/31/2017	$10,390	$10,338	$10,462
2/28/2017	$10,442	$10,418	$10,512
3/31/2017	$10,443	$10,414	$10,506
4/30/2017	$10,524	$10,500	$10,568
5/31/2017	$10,537	$10,581	$10,564
6/30/2017	$10,476	$10,572	$10,464
7/31/2017	$10,530	$10,625	$10,510
8/31/2017	$10,635	$10,717	$10,622
9/30/2017	$10,582	$10,679	$10,554
10/31/2017	$10,612	$10,692	$10,576
11/30/2017	$10,639	$10,676	$10,590
12/31/2017	$10,714	$10,723	$10,687
1/31/2018	$10,687	$10,620	$10,596
2/28/2018	$10,589	$10,519	$10,492
3/31/2018	$10,678	$10,572	$10,603
4/30/2018	$10,648	$10,501	$10,597
5/31/2018	$10,615	$10,559	$10,642
6/30/2018	$10,649	$10,543	$10,685
7/31/2018	$10,651	$10,565	$10,633
8/31/2018	$10,651	$10,618	$10,710
9/30/2018	$10,585	$10,572	$10,597
10/31/2018	$10,435	$10,484	$10,445
11/30/2018	$10,431	$10,531	$10,495
12/31/2018	$10,500	$10,695	$10,552
1/31/2019	$10,686	$10,843	$10,694
2/28/2019	$10,686	$10,855	$10,693
3/31/2019	$10,882	$11,051	$10,889
4/30/2019	$10,926	$11,066	$10,926
5/31/2019	$11,027	$11,236	$11,106
6/30/2019	$11,155	$11,395	$11,201
7/31/2019	$11,218	$11,429	$11,241
8/31/2019	$11,438	$11,687	$11,509
9/30/2019	$11,333	$11,637	$11,352
10/31/2019	$11,371	$11,674	$11,381
11/30/2019	$11,373	$11,672	$11,398
12/31/2019	$11,423	$11,689	$11,442
1/31/2020	$11,641	$11,899	$11,682
2/29/2020	$11,721	$12,077	$11,843
3/31/2020	$11,140	$11,841	$11,635
4/30/2020	$11,506	$12,078	$11,959
5/31/2020	$11,617	$12,191	$11,995
6/30/2020	$11,794	$12,293	$12,129
7/31/2020	$12,083	$12,509	$12,408
8/31/2020	$12,161	$12,437	$12,543
9/30/2020	$12,125	$12,414	$12,497
10/31/2020	$12,091	$12,370	$12,416
11/30/2020	$12,322	$12,531	$12,555
12/31/2020	$12,445	$12,575	$12,699
1/31/2021	$12,439	$12,496	$12,741
2/28/2021	$12,241	$12,334	$12,536
3/31/2021	$12,252	$12,191	$12,513
4/30/2021	$12,397	$12,293	$12,687
5/31/2021	$12,524	$12,340	$12,841
6/30/2021	$12,592	$12,430	$12,919
7/31/2021	$12,830	$12,555	$13,263
8/31/2021	$12,820	$12,547	$13,240
9/30/2021	$12,722	$12,440	$13,145
10/31/2021	$12,826	$12,429	$13,294
11/30/2021	$12,893	$12,444	$13,413
12/31/2021	$12,946	$12,436	$13,456
1/31/2022	$12,693	$12,163	$13,184
2/28/2022	$12,727	$11,998	$13,296
3/31/2022	$12,607	$11,676	$13,049
4/30/2022	$12,281	$11,240	$12,782
5/31/2022	$12,165	$11,302	$12,656
6/30/2022	$11,821	$11,076	$12,255
7/31/2022	$12,223	$11,355	$12,789
8/31/2022	$11,954	$11,060	$12,448
9/30/2022	$11,255	$10,583	$11,625
10/31/2022	$11,322	$10,467	$11,769
11/30/2022	$11,601	$10,857	$11,984
12/31/2022	$11,545	$10,820	$11,862
1/31/2023	$11,814	$11,156	$12,079
2/28/2023	$11,667	$10,882	$11,913
3/31/2023	$11,919	$11,137	$12,258
4/30/2023	$11,941	$11,205	$12,271
5/31/2023	$11,853	$11,089	$12,124
6/30/2023	$11,857	$11,072	$12,084
7/31/2023	$11,881	$11,083	$12,099
8/31/2023	$11,817	$11,016	$11,991
9/30/2023	$11,587	$10,753	$11,770
10/31/2023	$11,508	$10,592	$11,684
11/30/2023	$11,862	$11,068	$12,001
12/31/2023	$12,235	$11,488	$12,324
1/31/2024	$12,235	$11,461	$12,346
2/29/2024	$12,133	$11,323	$12,213
3/31/2024	$12,235	$11,435	$12,314
4/30/2024	$12,017	$11,167	$12,106
5/31/2024	$12,201	$11,352	$12,314
6/30/2024	$12,315	$11,456	$12,411
7/31/2024	$12,480	$11,716	$12,632
8/31/2024	$12,635	$11,889	$12,731
9/30/2024	$12,812	$12,052	$12,922
10/31/2024	$12,619	$11,778	$12,690
11/30/2024	$12,700	$11,902	$12,752
12/31/2024	$12,495	$11,722	$12,550
1/31/2025	$12,611	$11,793	$12,713
2/28/2025	$12,845	$12,037	$12,990
3/31/2025	$12,917	$12,034	$13,073
4/30/2025	$12,905	$12,077	$13,089
5/31/2025	$12,843	$12,015	$13,011
6/30/2025	$13,000	$12,203	$13,136
7/31/2025	$13,010	$12,185	$13,152
8/31/2025	$13,169	$12,331	$13,354
9/30/2025	$13,247	$12,462	$13,412
10/31/2025	$13,293	$12,544	$13,460

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CV8	1 Year	5 Years	10 Years
Class I	5.34%	1.91%	2.89%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	1.63%	3.02%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000137929
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$54	0.53%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[8]		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.44%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,969	$9,964	$9,990
12/31/2015	$9,823	$9,914	$9,911
1/31/2016	$9,844	$10,023	$10,058
2/29/2016	$9,906	$10,094	$10,170
3/31/2016	$10,125	$10,218	$10,353
4/30/2016	$10,167	$10,288	$10,389
5/31/2016	$10,156	$10,296	$10,315
6/30/2016	$10,333	$10,477	$10,530
7/31/2016	$10,406	$10,563	$10,621
8/31/2016	$10,469	$10,575	$10,573
9/30/2016	$10,510	$10,577	$10,631
10/31/2016	$10,469	$10,507	$10,589
11/30/2016	$10,289	$10,271	$10,385
12/31/2016	$10,310	$10,301	$10,375
1/31/2017	$10,404	$10,338	$10,462
2/28/2017	$10,456	$10,418	$10,512
3/31/2017	$10,447	$10,414	$10,506
4/30/2017	$10,538	$10,500	$10,568
5/31/2017	$10,541	$10,581	$10,564
6/30/2017	$10,481	$10,572	$10,464
7/31/2017	$10,546	$10,625	$10,510
8/31/2017	$10,640	$10,717	$10,622
9/30/2017	$10,598	$10,679	$10,554
10/31/2017	$10,629	$10,692	$10,576
11/30/2017	$10,656	$10,676	$10,590
12/31/2017	$10,731	$10,723	$10,687
1/31/2018	$10,704	$10,620	$10,596
2/28/2018	$10,607	$10,519	$10,492
3/31/2018	$10,696	$10,572	$10,603
4/30/2018	$10,666	$10,501	$10,597
5/31/2018	$10,634	$10,559	$10,642
6/30/2018	$10,668	$10,543	$10,685
7/31/2018	$10,671	$10,565	$10,633
8/31/2018	$10,682	$10,618	$10,710
9/30/2018	$10,616	$10,572	$10,597
10/31/2018	$10,455	$10,484	$10,445
11/30/2018	$10,463	$10,531	$10,495
12/31/2018	$10,522	$10,695	$10,552
1/31/2019	$10,707	$10,843	$10,694
2/28/2019	$10,707	$10,855	$10,693
3/31/2019	$10,915	$11,051	$10,889
4/30/2019	$10,947	$11,066	$10,926
5/31/2019	$11,059	$11,236	$11,106
6/30/2019	$11,188	$11,395	$11,201
7/31/2019	$11,252	$11,429	$11,241
8/31/2019	$11,472	$11,687	$11,509
9/30/2019	$11,367	$11,637	$11,352
10/31/2019	$11,405	$11,674	$11,381
11/30/2019	$11,397	$11,672	$11,398
12/31/2019	$11,458	$11,689	$11,442
1/31/2020	$11,676	$11,899	$11,682
2/29/2020	$11,756	$12,077	$11,843
3/31/2020	$11,175	$11,841	$11,635
4/30/2020	$11,541	$12,078	$11,959
5/31/2020	$11,641	$12,191	$11,995
6/30/2020	$11,819	$12,293	$12,129
7/31/2020	$12,118	$12,509	$12,408
8/31/2020	$12,185	$12,437	$12,543
9/30/2020	$12,161	$12,414	$12,497
10/31/2020	$12,116	$12,370	$12,416
11/30/2020	$12,358	$12,531	$12,555
12/31/2020	$12,481	$12,575	$12,699
1/31/2021	$12,475	$12,496	$12,741
2/28/2021	$12,277	$12,334	$12,536
3/31/2021	$12,288	$12,191	$12,513
4/30/2021	$12,434	$12,293	$12,687
5/31/2021	$12,560	$12,340	$12,841
6/30/2021	$12,629	$12,430	$12,919
7/31/2021	$12,867	$12,555	$13,263
8/31/2021	$12,857	$12,547	$13,240
9/30/2021	$12,758	$12,440	$13,145
10/31/2021	$12,863	$12,429	$13,294
11/30/2021	$12,930	$12,444	$13,413
12/31/2021	$12,984	$12,436	$13,456
1/31/2022	$12,731	$12,163	$13,184
2/28/2022	$12,767	$11,998	$13,296
3/31/2022	$12,646	$11,676	$13,049
4/30/2022	$12,309	$11,240	$12,782
5/31/2022	$12,205	$11,302	$12,656
6/30/2022	$11,861	$11,076	$12,255
7/31/2022	$12,263	$11,355	$12,789
8/31/2022	$11,982	$11,060	$12,448
9/30/2022	$11,296	$10,583	$11,625
10/31/2022	$11,363	$10,467	$11,769
11/30/2022	$11,642	$10,857	$11,984
12/31/2022	$11,587	$10,820	$11,862
1/31/2023	$11,857	$11,156	$12,079
2/28/2023	$11,709	$10,882	$11,913
3/31/2023	$11,961	$11,137	$12,258
4/30/2023	$11,984	$11,205	$12,271
5/31/2023	$11,884	$11,089	$12,124
6/30/2023	$11,900	$11,072	$12,084
7/31/2023	$11,924	$11,083	$12,099
8/31/2023	$11,860	$11,016	$11,991
9/30/2023	$11,630	$10,753	$11,770
10/31/2023	$11,551	$10,592	$11,684
11/30/2023	$11,894	$11,068	$12,001
12/31/2023	$12,255	$11,488	$12,324
1/31/2024	$12,255	$11,461	$12,346
2/29/2024	$12,154	$11,323	$12,213
3/31/2024	$12,257	$11,435	$12,314
4/30/2024	$12,039	$11,167	$12,106
5/31/2024	$12,224	$11,352	$12,314
6/30/2024	$12,353	$11,456	$12,411
7/31/2024	$12,519	$11,716	$12,632
8/31/2024	$12,675	$11,889	$12,731
9/30/2024	$12,840	$12,052	$12,922
10/31/2024	$12,648	$11,778	$12,690
11/30/2024	$12,730	$11,902	$12,752
12/31/2024	$12,539	$11,722	$12,550
1/31/2025	$12,656	$11,793	$12,713
2/28/2025	$12,891	$12,037	$12,990
3/31/2025	$12,951	$12,034	$13,073
4/30/2025	$12,954	$12,077	$13,089
5/31/2025	$12,893	$12,015	$13,011
6/30/2025	$13,050	$12,203	$13,136
7/31/2025	$13,062	$12,185	$13,152
8/31/2025	$13,209	$12,331	$13,354
9/30/2025	$13,289	$12,462	$13,412
10/31/2025	$13,336	$12,544	$13,460

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CV4	1 Year	5 Years	10 Years
Class I2	5.44%	1.94%	2.92%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	1.63%	3.02%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000244911
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class I3
Trading Symbol			TIOBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$53	0.52%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[9]		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 5.54%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/27/2023	$10,000	$10,000	$10,000
10/31/2023	$10,000	$9,975	$9,958
11/30/2023	$10,297	$10,424	$10,228
12/31/2023	$10,610	$10,820	$10,504
1/31/2024	$10,610	$10,794	$10,522
2/29/2024	$10,522	$10,665	$10,409
3/31/2024	$10,611	$10,769	$10,495
4/30/2024	$10,423	$10,518	$10,318
5/31/2024	$10,583	$10,692	$10,495
6/30/2024	$10,694	$10,790	$10,577
7/31/2024	$10,838	$11,035	$10,766
8/31/2024	$10,973	$11,197	$10,850
9/30/2024	$11,116	$11,351	$11,013
10/31/2024	$10,949	$11,093	$10,816
11/30/2024	$11,021	$11,210	$10,868
12/31/2024	$10,855	$11,040	$10,696
1/31/2025	$10,957	$11,107	$10,835
2/28/2025	$11,160	$11,337	$11,071
3/31/2025	$11,212	$11,334	$11,142
4/30/2025	$11,214	$11,374	$11,155
5/31/2025	$11,161	$11,316	$11,089
6/30/2025	$11,298	$11,493	$11,195
7/31/2025	$11,308	$11,476	$11,209
8/31/2025	$11,447	$11,614	$11,382
9/30/2025	$11,516	$11,737	$11,431
10/31/2025	$11,556	$11,815	$11,471

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CVD	1 Year	Since Inception 10/27/23
Class I3	5.54%	7.45%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	8.64%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	7.13%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000244910
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class R
Trading Symbol			TIODX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$102	1.00%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 102
Expense Ratio, Percent	[10]		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 4.99%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/27/2023	$10,000	$10,000	$10,000
10/31/2023	$10,000	$9,975	$9,958
11/30/2023	$10,296	$10,424	$10,228
12/31/2023	$10,608	$10,820	$10,504
1/31/2024	$10,597	$10,794	$10,522
2/29/2024	$10,508	$10,665	$10,409
3/31/2024	$10,594	$10,769	$10,495
4/30/2024	$10,400	$10,518	$10,318
5/31/2024	$10,557	$10,692	$10,495
6/30/2024	$10,654	$10,790	$10,577
7/31/2024	$10,795	$11,035	$10,766
8/31/2024	$10,926	$11,197	$10,850
9/30/2024	$11,066	$11,351	$11,013
10/31/2024	$10,905	$11,093	$10,816
11/30/2024	$10,961	$11,210	$10,868
12/31/2024	$10,787	$11,040	$10,696
1/31/2025	$10,885	$11,107	$10,835
2/28/2025	$11,086	$11,337	$11,071
3/31/2025	$11,134	$11,334	$11,142
4/30/2025	$11,133	$11,374	$11,155
5/31/2025	$11,075	$11,316	$11,089
6/30/2025	$11,197	$11,493	$11,195
7/31/2025	$11,214	$11,476	$11,209
8/31/2025	$11,337	$11,614	$11,382
9/30/2025	$11,402	$11,737	$11,431
10/31/2025	$11,438	$11,815	$11,471

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CV5	1 Year	Since Inception 10/27/23
Class R	4.99%	6.90%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	8.64%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	7.13%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000244909
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class R4
Trading Symbol			TIOEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 67
Expense Ratio, Percent	[11]		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 5.34%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
10/27/2023	$10,000	$10,000	$10,000
10/31/2023	$9,989	$9,975	$9,958
11/30/2023	$10,285	$10,424	$10,228
12/31/2023	$10,597	$10,820	$10,504
1/31/2024	$10,597	$10,794	$10,522
2/29/2024	$10,499	$10,665	$10,409
3/31/2024	$10,597	$10,769	$10,495
4/30/2024	$10,407	$10,518	$10,318
5/31/2024	$10,567	$10,692	$10,495
6/30/2024	$10,666	$10,790	$10,577
7/31/2024	$10,809	$11,035	$10,766
8/31/2024	$10,942	$11,197	$10,850
9/30/2024	$11,095	$11,351	$11,013
10/31/2024	$10,927	$11,093	$10,816
11/30/2024	$10,997	$11,210	$10,868
12/31/2024	$10,819	$11,040	$10,696
1/31/2025	$10,920	$11,107	$10,835
2/28/2025	$11,123	$11,337	$11,071
3/31/2025	$11,174	$11,334	$11,142
4/30/2025	$11,175	$11,374	$11,155
5/31/2025	$11,133	$11,316	$11,089
6/30/2025	$11,257	$11,493	$11,195
7/31/2025	$11,266	$11,476	$11,209
8/31/2025	$11,404	$11,614	$11,382
9/30/2025	$11,471	$11,737	$11,431
10/31/2025	$11,510	$11,815	$11,471

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CVE	1 Year	Since Inception 10/27/23
Class R4	5.34%	7.29%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	8.64%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	7.13%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000172159
Shareholder Report [Line Items]
Fund Name			Transamerica Inflation Opportunities
Class Name			Class R6
Trading Symbol			RTIOX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[12]		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 5.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Treasury Inflation Protected Securities Index, returned 6.06% over the same period.

  The Fund’s duration and yield curve positioning were the primary detractors from benchmark relative performance. The sub-adviser had positioned the Fund for rising rates in the U.S. during the fiscal year, which did not materialize as anticipated. Security selection within U.S. Treasury Inflation Protected Securities (“TIPS”) also detracted from benchmark relative performance.

  Asset allocation was the largest contributor to performance during the fiscal year. The Fund’s overweight to corporate credit, primarily in the financials and industrials sectors, outperformed U.S. TIPS and was the largest contributor to benchmark relative performance during the fiscal year.

  Allocations to European and Japanese TIPS also contributed to benchmark relative performance, while allocations to United Kingdom, Australian TIPS and cash detracted slightly.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,081	$10,041	$10,095
8/31/2016	$10,131	$10,052	$10,049
9/30/2016	$10,171	$10,054	$10,104
10/31/2016	$10,131	$9,988	$10,064
11/30/2016	$9,957	$9,763	$9,871
12/31/2016	$9,977	$9,792	$9,861
1/31/2017	$10,068	$9,827	$9,944
2/28/2017	$10,119	$9,903	$9,991
3/31/2017	$10,120	$9,899	$9,986
4/30/2017	$10,198	$9,981	$10,045
5/31/2017	$10,201	$10,058	$10,040
6/30/2017	$10,143	$10,050	$9,945
7/31/2017	$10,206	$10,100	$9,989
8/31/2017	$10,297	$10,187	$10,096
9/30/2017	$10,256	$10,151	$10,031
10/31/2017	$10,286	$10,163	$10,052
11/30/2017	$10,312	$10,148	$10,065
12/31/2017	$10,384	$10,193	$10,158
1/31/2018	$10,359	$10,095	$10,071
2/28/2018	$10,265	$9,999	$9,973
3/31/2018	$10,361	$10,049	$10,077
4/30/2018	$10,322	$9,982	$10,072
5/31/2018	$10,291	$10,037	$10,115
6/30/2018	$10,324	$10,022	$10,155
7/31/2018	$10,327	$10,043	$10,106
8/31/2018	$10,337	$10,093	$10,179
9/30/2018	$10,273	$10,049	$10,072
10/31/2018	$10,129	$9,965	$9,928
11/30/2018	$10,126	$10,010	$9,975
12/31/2018	$10,182	$10,167	$10,029
1/31/2019	$10,372	$10,307	$10,164
2/28/2019	$10,372	$10,318	$10,163
3/31/2019	$10,563	$10,504	$10,350
4/30/2019	$10,594	$10,519	$10,384
5/31/2019	$10,703	$10,680	$10,556
6/30/2019	$10,827	$10,831	$10,647
7/31/2019	$10,889	$10,864	$10,684
8/31/2019	$11,102	$11,109	$10,938
9/30/2019	$11,001	$11,061	$10,790
10/31/2019	$11,037	$11,097	$10,817
11/30/2019	$11,029	$11,095	$10,834
12/31/2019	$11,089	$11,111	$10,875
1/31/2020	$11,300	$11,311	$11,103
2/29/2020	$11,377	$11,480	$11,257
3/31/2020	$10,815	$11,256	$11,059
4/30/2020	$11,169	$11,481	$11,366
5/31/2020	$11,266	$11,589	$11,401
6/30/2020	$11,448	$11,685	$11,528
7/31/2020	$11,727	$11,891	$11,793
8/31/2020	$11,803	$11,822	$11,922
9/30/2020	$11,768	$11,801	$11,878
10/31/2020	$11,736	$11,759	$11,801
11/30/2020	$11,960	$11,912	$11,933
12/31/2020	$12,079	$11,953	$12,070
1/31/2021	$12,073	$11,878	$12,110
2/28/2021	$11,881	$11,725	$11,915
3/31/2021	$11,892	$11,588	$11,893
4/30/2021	$12,033	$11,686	$12,059
5/31/2021	$12,155	$11,730	$12,205
6/30/2021	$12,221	$11,816	$12,279
7/31/2021	$12,451	$11,934	$12,606
8/31/2021	$12,442	$11,926	$12,584
9/30/2021	$12,347	$11,825	$12,494
10/31/2021	$12,448	$11,815	$12,636
11/30/2021	$12,513	$11,829	$12,749
12/31/2021	$12,565	$11,821	$12,789
1/31/2022	$12,321	$11,562	$12,531
2/28/2022	$12,355	$11,404	$12,637
3/31/2022	$12,238	$11,098	$12,402
4/30/2022	$11,923	$10,685	$12,149
5/31/2022	$11,811	$10,743	$12,029
6/30/2022	$11,478	$10,529	$11,648
7/31/2022	$11,867	$10,793	$12,155
8/31/2022	$11,607	$10,513	$11,832
9/30/2022	$10,931	$10,060	$11,049
10/31/2022	$10,996	$9,949	$11,186
11/30/2022	$11,266	$10,320	$11,390
12/31/2022	$11,213	$10,285	$11,274
1/31/2023	$11,473	$10,604	$11,481
2/28/2023	$11,331	$10,344	$11,323
3/31/2023	$11,575	$10,587	$11,650
4/30/2023	$11,597	$10,651	$11,663
5/31/2023	$11,512	$10,541	$11,524
6/30/2023	$11,515	$10,524	$11,485
7/31/2023	$11,539	$10,535	$11,499
8/31/2023	$11,477	$10,471	$11,397
9/30/2023	$11,254	$10,222	$11,186
10/31/2023	$11,178	$10,068	$11,105
11/30/2023	$11,510	$10,521	$11,406
12/31/2023	$11,859	$10,920	$11,713
1/31/2024	$11,871	$10,894	$11,734
2/29/2024	$11,761	$10,764	$11,608
3/31/2024	$11,861	$10,869	$11,703
4/30/2024	$11,650	$10,615	$11,506
5/31/2024	$11,829	$10,791	$11,704
6/30/2024	$11,954	$10,890	$11,796
7/31/2024	$12,114	$11,137	$12,006
8/31/2024	$12,265	$11,301	$12,100
9/30/2024	$12,437	$11,456	$12,282
10/31/2024	$12,251	$11,196	$12,062
11/30/2024	$12,331	$11,314	$12,120
12/31/2024	$12,133	$11,143	$11,928
1/31/2025	$12,247	$11,210	$12,083
2/28/2025	$12,475	$11,442	$12,346
3/31/2025	$12,545	$11,439	$12,425
4/30/2025	$12,548	$11,480	$12,440
5/31/2025	$12,489	$11,421	$12,367
6/30/2025	$12,628	$11,599	$12,485
7/31/2025	$12,652	$11,583	$12,500
8/31/2025	$12,795	$11,722	$12,693
9/30/2025	$12,872	$11,846	$12,747
10/31/2025	$12,917	$11,924	$12,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

I5CVB	1 Year	5 Years	Since Inception 7/25/16
Class R6	5.43%	1.94%	2.80%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	1.92%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	6.06%	1.63%	2.69%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 156,672,990
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 543,202
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,672,990
Number of Portfolio Holdings	113
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (net of waivers and reimbursements)	$543,202
Average MaturityFootnote Reference§	6.88 years
DurationFootnote Reference†	6.00 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
U.S. Government and Agency Securities	75.3%
AAA	0.8
AA	2.0
A	7.3
BBB	13.6
NR (Not Rated)	0.1

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	73.7%
Corporate Debt Securities	14.1
Foreign Government Obligations	9.7
Short-Term U.S. Government Obligations	1.6
Short-Term Investment Companies	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	5.6%
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.3
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	2.9
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	2.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.5
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.4
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000119592
Shareholder Report [Line Items]
Fund Name			Transamerica Intermediate Muni
Class Name			Class A
Trading Symbol			TAMUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 3.30%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Index, returned 4.17%. The performance benchmark, the Bloomberg Muni Managed Money Intermediate Index, returned 4.82% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% in November 2024, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened during the fiscal year, as short-term rates declined and long-term rates increased. Issuance remained robust, increasing approximately 10% year-over-year.

  Fund performance during the fiscal year was primarily driven by movements in the yield curve and the income generated from the securities held in the Fund.

  Yield curve steepening in the first half of the fiscal year was the primary detractor from returns. As the long-end of the municipal curve steepened in November 2024, the overweight to 20+ year maturities held by the Fund underperformed.

  The sub-adviser trimmed exposure to these longer maturities throughout the fiscal year and the Fund ended the period with a lower duration profile than the benchmark. This was done to decrease overall interest rate sensitivity of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve.

  Revenue bonds contributed to active returns during the fiscal year. This was especially true in the housing sector where higher coupons, Federal Reserve easing and limited issuance pushed prices higher.

  A-rated and AA-rated credits contributed to active returns, while lower quality credits broadly underperformed.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
10/31/2015	$9,675	$10,000	$10,000
11/30/2015	$9,711	$10,040	$10,030
12/31/2015	$9,790	$10,110	$10,100
1/31/2016	$9,914	$10,231	$10,250
2/29/2016	$9,925	$10,247	$10,262
3/31/2016	$9,973	$10,279	$10,275
4/30/2016	$10,047	$10,355	$10,352
5/31/2016	$10,069	$10,383	$10,350
6/30/2016	$10,263	$10,548	$10,510
7/31/2016	$10,253	$10,555	$10,519
8/31/2016	$10,278	$10,569	$10,518
9/30/2016	$10,241	$10,516	$10,474
10/31/2016	$10,118	$10,406	$10,360
11/30/2016	$9,620	$10,018	$9,939
12/31/2016	$9,755	$10,135	$10,073
1/31/2017	$9,798	$10,202	$10,142
2/28/2017	$9,877	$10,273	$10,209
3/31/2017	$9,921	$10,295	$10,231
4/30/2017	$10,008	$10,370	$10,323
5/31/2017	$10,156	$10,535	$10,493
6/30/2017	$10,119	$10,497	$10,443
7/31/2017	$10,180	$10,582	$10,526
8/31/2017	$10,277	$10,662	$10,596
9/30/2017	$10,231	$10,608	$10,528
10/31/2017	$10,240	$10,634	$10,545
11/30/2017	$10,195	$10,577	$10,451
12/31/2017	$10,303	$10,688	$10,564
1/31/2018	$10,150	$10,562	$10,426
2/28/2018	$10,107	$10,530	$10,385
3/31/2018	$10,171	$10,569	$10,418
4/30/2018	$10,126	$10,531	$10,382
5/31/2018	$10,245	$10,652	$10,494
6/30/2018	$10,247	$10,661	$10,504
7/31/2018	$10,277	$10,687	$10,534
8/31/2018	$10,306	$10,714	$10,553
9/30/2018	$10,244	$10,645	$10,481
10/31/2018	$10,165	$10,579	$10,422
11/30/2018	$10,278	$10,697	$10,554
12/31/2018	$10,401	$10,825	$10,693
1/31/2019	$10,488	$10,906	$10,799
2/28/2019	$10,547	$10,965	$10,857
3/31/2019	$10,698	$11,138	$11,005
4/30/2019	$10,729	$11,180	$11,028
5/31/2019	$10,881	$11,334	$11,178
6/30/2019	$10,931	$11,376	$11,220
7/31/2019	$11,019	$11,468	$11,324
8/31/2019	$11,182	$11,649	$11,481
9/30/2019	$11,102	$11,555	$11,366
10/31/2019	$11,115	$11,576	$11,390
11/30/2019	$11,129	$11,605	$11,414
12/31/2019	$11,160	$11,640	$11,453
1/31/2020	$11,344	$11,849	$11,664
2/29/2020	$11,490	$12,002	$11,790
3/31/2020	$11,037	$11,567	$11,484
4/30/2020	$10,880	$11,422	$11,403
5/31/2020	$11,197	$11,785	$11,813
6/30/2020	$11,295	$11,882	$11,831
7/31/2020	$11,470	$12,082	$12,012
8/31/2020	$11,443	$12,025	$11,936
9/30/2020	$11,437	$12,028	$11,945
10/31/2020	$11,419	$11,992	$11,899
11/30/2020	$11,576	$12,173	$12,065
12/31/2020	$11,655	$12,247	$12,106
1/31/2021	$11,726	$12,325	$12,146
2/28/2021	$11,550	$12,129	$11,927
3/31/2021	$11,623	$12,204	$11,990
4/30/2021	$11,735	$12,306	$12,082
5/31/2021	$11,798	$12,343	$12,098
6/30/2021	$11,842	$12,377	$12,111
7/31/2021	$11,935	$12,480	$12,221
8/31/2021	$11,881	$12,434	$12,181
9/30/2021	$11,778	$12,344	$12,078
10/31/2021	$11,765	$12,308	$12,038
11/30/2021	$11,878	$12,413	$12,130
12/31/2021	$11,895	$12,433	$12,152
1/31/2022	$11,565	$12,092	$11,790
2/28/2022	$11,493	$12,049	$11,757
3/31/2022	$11,093	$11,659	$11,371
4/30/2022	$10,674	$11,336	$11,066
5/31/2022	$10,810	$11,505	$11,265
6/30/2022	$10,529	$11,316	$11,130
7/31/2022	$10,866	$11,615	$11,444
8/31/2022	$10,545	$11,361	$11,197
9/30/2022	$10,033	$10,924	$10,791
10/31/2022	$9,892	$10,834	$10,750
11/30/2022	$10,483	$11,340	$11,215
12/31/2022	$10,463	$11,373	$11,275
1/31/2023	$10,825	$11,700	$11,589
2/28/2023	$10,545	$11,435	$11,311
3/31/2023	$10,768	$11,689	$11,582
4/30/2023	$10,780	$11,662	$11,534
5/31/2023	$10,691	$11,561	$11,389
6/30/2023	$10,795	$11,677	$11,486
7/31/2023	$10,828	$11,723	$11,525
8/31/2023	$10,699	$11,554	$11,354
9/30/2023	$10,397	$11,216	$11,013
10/31/2023	$10,278	$11,120	$10,955
11/30/2023	$10,838	$11,826	$11,633
12/31/2023	$11,102	$12,101	$11,916
1/31/2024	$11,109	$12,039	$11,839
2/29/2024	$11,137	$12,055	$11,841
3/31/2024	$11,144	$12,054	$11,822
4/30/2024	$11,016	$11,905	$11,651
5/31/2024	$11,014	$11,870	$11,543
6/30/2024	$11,191	$12,052	$11,726
7/31/2024	$11,305	$12,162	$11,837
8/31/2024	$11,377	$12,258	$11,948
9/30/2024	$11,503	$12,379	$12,061
10/31/2024	$11,342	$12,198	$11,852
11/30/2024	$11,532	$12,409	$12,038
12/31/2024	$11,383	$12,228	$11,878
1/31/2025	$11,404	$12,290	$11,955
2/28/2025	$11,522	$12,411	$12,088
3/31/2025	$11,340	$12,201	$11,866
4/30/2025	$11,233	$12,103	$11,789
5/31/2025	$11,221	$12,111	$11,857
6/30/2025	$11,297	$12,186	$11,951
7/31/2025	$11,264	$12,161	$11,968
8/31/2025	$11,350	$12,267	$12,074
9/30/2025	$11,587	$12,551	$12,287
10/31/2025	$11,716	$12,707	$12,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CJ1	1 Year	5 Years	10 Years
Class A with Load	(0.07%)	(0.15%)	1.60%
Class A	3.30%	0.52%	1.93%
Bloomberg Municipal Bond IndexFootnote Reference(a)	4.17%	1.16%	2.42%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	4.82%	0.87%	2.19%
Footnote	Description
Footnote(a)	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Muni Managed Money Intermediate Index is comprised of tax-exempt bonds with maturities ranging from one to 17 years that are rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and Fitch. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 954,092,228
Holdings Count | Holding			817
Advisory Fees Paid, Amount			$ 3,509,081
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$954,092,228
Number of Portfolio Holdings	817
Portfolio Turnover Rate	118%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,509,081
Average MaturityFootnote Reference§	6.92 years
DurationFootnote Reference†	5.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	5.6%
AA	63.4
A	12.2
BBB	6.9
BB	0.4
NR (Not Rated)	6.1

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.0%
Repurchase Agreements	10.1
Net Other Assets (Liabilities)Footnote Reference^	(5.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 3.80%, 06/15/2048	1.3%
Development Authority of Burke County, Revenue Bonds, 3.95%, 11/01/2052	1.2
New York State Dormitory Authority, Revenue Bonds, Series A, 5.00%, 10/01/2037	1.1
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, 4.00%, 11/15/2039	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AG), 5.25%, 07/01/2048	0.8
Lancaster Financing Authority, Revenue Bonds, Series A, (BAM), 5.00%, 05/01/2054	0.8
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.7
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000119593
Shareholder Report [Line Items]
Fund Name			Transamerica Intermediate Muni
Class Name			Class C
Trading Symbol			TCMUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.29%

Expenses Paid, Amount			$ 131
Expense Ratio, Percent			1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 2.68%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Index, returned 4.17%. The performance benchmark, the Bloomberg Muni Managed Money Intermediate Index, returned 4.82% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% in November 2024, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened during the fiscal year, as short-term rates declined and long-term rates increased. Issuance remained robust, increasing approximately 10% year-over-year.

  Fund performance during the fiscal year was primarily driven by movements in the yield curve and the income generated from the securities held in the Fund.

  Yield curve steepening in the first half of the fiscal year was the primary detractor from returns. As the long-end of the municipal curve steepened in November 2024, the overweight to 20+ year maturities held by the Fund underperformed.

  The sub-adviser trimmed exposure to these longer maturities throughout the fiscal year and the Fund ended the period with a lower duration profile than the benchmark. This was done to decrease overall interest rate sensitivity of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve.

  Revenue bonds contributed to active returns during the fiscal year. This was especially true in the housing sector where higher coupons, Federal Reserve easing and limited issuance pushed prices higher.

  A-rated and AA-rated credits contributed to active returns, while lower quality credits broadly underperformed.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,042	$10,040	$10,030
12/31/2015	$10,119	$10,110	$10,100
1/31/2016	$10,233	$10,231	$10,250
2/29/2016	$10,240	$10,247	$10,262
3/31/2016	$10,294	$10,279	$10,275
4/30/2016	$10,357	$10,355	$10,352
5/31/2016	$10,383	$10,383	$10,350
6/30/2016	$10,570	$10,548	$10,510
7/31/2016	$10,555	$10,555	$10,519
8/31/2016	$10,584	$10,569	$10,518
9/30/2016	$10,532	$10,516	$10,474
10/31/2016	$10,400	$10,406	$10,360
11/30/2016	$9,890	$10,018	$9,939
12/31/2016	$10,024	$10,135	$10,073
1/31/2017	$10,063	$10,202	$10,142
2/28/2017	$10,131	$10,273	$10,209
3/31/2017	$10,170	$10,295	$10,231
4/30/2017	$10,255	$10,370	$10,323
5/31/2017	$10,411	$10,535	$10,493
6/30/2017	$10,368	$10,497	$10,443
7/31/2017	$10,425	$10,582	$10,526
8/31/2017	$10,519	$10,662	$10,596
10/31/2017	$10,470	$10,634	$10,545
11/30/2017	$10,418	$10,577	$10,451
12/31/2017	$10,514	$10,688	$10,564
1/31/2018	$10,362	$10,562	$10,426
2/28/2018	$10,313	$10,530	$10,385
3/31/2018	$10,373	$10,569	$10,418
4/30/2018	$10,323	$10,531	$10,382
5/31/2018	$10,439	$10,652	$10,494
6/30/2018	$10,435	$10,661	$10,504
7/31/2018	$10,459	$10,687	$10,534
8/31/2018	$10,474	$10,714	$10,553
9/30/2018	$10,416	$10,645	$10,481
10/31/2018	$10,320	$10,579	$10,422
11/30/2018	$10,439	$10,697	$10,554
12/31/2018	$10,550	$10,825	$10,693
1/31/2019	$10,641	$10,906	$10,799
2/28/2019	$10,696	$10,965	$10,857
3/31/2019	$10,844	$11,138	$11,005
4/30/2019	$10,870	$11,180	$11,028
5/31/2019	$11,019	$11,334	$11,178
6/30/2019	$11,055	$11,376	$11,220
7/31/2019	$11,147	$11,468	$11,324
8/31/2019	$11,297	$11,649	$11,481
9/30/2019	$11,210	$11,555	$11,366
10/31/2019	$11,227	$11,576	$11,390
11/30/2019	$11,235	$11,605	$11,414
12/31/2019	$11,251	$11,640	$11,453
1/31/2020	$11,430	$11,849	$11,664
2/29/2020	$11,582	$12,002	$11,790
3/31/2020	$11,110	$11,567	$11,484
4/30/2020	$10,954	$11,422	$11,403
5/31/2020	$11,269	$11,785	$11,813
6/30/2020	$11,352	$11,882	$11,831
7/31/2020	$11,532	$12,082	$12,012
8/31/2020	$11,489	$12,025	$11,936
9/30/2020	$11,477	$12,028	$11,945
10/31/2020	$11,463	$11,992	$11,899
11/30/2020	$11,615	$12,173	$12,065
12/31/2020	$11,679	$12,247	$12,106
1/31/2021	$11,744	$12,325	$12,146
2/28/2021	$11,571	$12,129	$11,927
3/31/2021	$11,629	$12,204	$11,990
4/30/2021	$11,745	$12,306	$12,082
5/31/2021	$11,802	$12,343	$12,098
6/30/2021	$11,840	$12,377	$12,111
7/31/2021	$11,926	$12,480	$12,221
8/31/2021	$11,865	$12,434	$12,181
9/30/2021	$11,756	$12,344	$12,078
10/31/2021	$11,727	$12,308	$12,038
11/30/2021	$11,844	$12,413	$12,130
12/31/2021	$11,854	$12,433	$12,152
1/31/2022	$11,519	$12,092	$11,790
2/28/2022	$11,442	$12,049	$11,757
3/31/2022	$11,037	$11,659	$11,371
4/30/2022	$10,613	$11,336	$11,066
5/31/2022	$10,743	$11,505	$11,265
6/30/2022	$10,459	$11,316	$11,130
7/31/2022	$10,788	$11,615	$11,444
8/31/2022	$10,462	$11,361	$11,197
9/30/2022	$9,949	$10,924	$10,791
10/31/2022	$9,803	$10,834	$10,750
11/30/2022	$10,385	$11,340	$11,215
12/31/2022	$10,360	$11,373	$11,275
1/31/2023	$10,714	$11,700	$11,589
2/28/2023	$10,431	$11,435	$11,311
3/31/2023	$10,646	$11,689	$11,582
4/30/2023	$10,653	$11,662	$11,534
5/31/2023	$10,559	$11,561	$11,389
6/30/2023	$10,657	$11,677	$11,486
7/31/2023	$10,683	$11,723	$11,525
8/31/2023	$10,550	$11,554	$11,354
9/30/2023	$10,245	$11,216	$11,013
10/31/2023	$10,122	$11,120	$10,955
11/30/2023	$10,670	$11,826	$11,633
12/31/2023	$10,925	$12,101	$11,916
1/31/2024	$10,926	$12,039	$11,839
2/29/2024	$10,948	$12,055	$11,841
3/31/2024	$10,949	$12,054	$11,822
4/30/2024	$10,818	$11,905	$11,651
5/31/2024	$10,810	$11,870	$11,543
6/30/2024	$10,978	$12,052	$11,726
7/31/2024	$11,084	$12,162	$11,837
8/31/2024	$11,149	$12,258	$11,948
9/30/2024	$11,266	$12,379	$12,061
10/31/2024	$11,103	$12,198	$11,852
11/30/2024	$11,283	$12,409	$12,038
12/31/2024	$11,131	$12,228	$11,878
1/31/2025	$11,146	$12,290	$11,955
2/28/2025	$11,256	$12,411	$12,088
3/31/2025	$11,073	$12,201	$11,866
4/30/2025	$10,962	$12,103	$11,789
5/31/2025	$10,945	$12,111	$11,857
6/30/2025	$11,014	$12,186	$11,951
7/31/2025	$10,977	$12,161	$11,968
8/31/2025	$11,065	$12,267	$12,074
9/30/2025	$11,281	$12,551	$12,287
10/31/2025	$11,400	$12,707	$12,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CJ3	1 Year	5 Years	10 Years
Class C with Load	1.68%	(0.11%)	1.32%
Class C	2.68%	(0.11%)	1.32%
Bloomberg Municipal Bond IndexFootnote Reference(a)	4.17%	1.16%	2.42%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	4.82%	0.87%	2.19%
Footnote	Description
Footnote(a)	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Muni Managed Money Intermediate Index is comprised of tax-exempt bonds with maturities ranging from one to 17 years that are rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and Fitch. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 954,092,228
Holdings Count | Holding			817
Advisory Fees Paid, Amount			$ 3,509,081
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$954,092,228
Number of Portfolio Holdings	817
Portfolio Turnover Rate	118%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,509,081
Average MaturityFootnote Reference§	6.92 years
DurationFootnote Reference†	5.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	5.6%
AA	63.4
A	12.2
BBB	6.9
BB	0.4
NR (Not Rated)	6.1

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.0%
Repurchase Agreements	10.1
Net Other Assets (Liabilities)Footnote Reference^	(5.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 3.80%, 06/15/2048	1.3%
Development Authority of Burke County, Revenue Bonds, 3.95%, 11/01/2052	1.2
New York State Dormitory Authority, Revenue Bonds, Series A, 5.00%, 10/01/2037	1.1
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, 4.00%, 11/15/2039	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AG), 5.25%, 07/01/2048	0.8
Lancaster Financing Authority, Revenue Bonds, Series A, (BAM), 5.00%, 05/01/2054	0.8
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.7
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000119594
Shareholder Report [Line Items]
Fund Name			Transamerica Intermediate Muni
Class Name			Class I
Trading Symbol			TIMUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 3.50%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Index, returned 4.17%. The performance benchmark, the Bloomberg Muni Managed Money Intermediate Index, returned 4.82% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% in November 2024, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened during the fiscal year, as short-term rates declined and long-term rates increased. Issuance remained robust, increasing approximately 10% year-over-year.

  Fund performance during the fiscal year was primarily driven by movements in the yield curve and the income generated from the securities held in the Fund.

  Yield curve steepening in the first half of the fiscal year was the primary detractor from returns. As the long-end of the municipal curve steepened in November 2024, the overweight to 20+ year maturities held by the Fund underperformed.

  The sub-adviser trimmed exposure to these longer maturities throughout the fiscal year and the Fund ended the period with a lower duration profile than the benchmark. This was done to decrease overall interest rate sensitivity of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve.

  Revenue bonds contributed to active returns during the fiscal year. This was especially true in the housing sector where higher coupons, Federal Reserve easing and limited issuance pushed prices higher.

  A-rated and AA-rated credits contributed to active returns, while lower quality credits broadly underperformed.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,038	$10,040	$10,030
12/31/2015	$10,119	$10,110	$10,100
1/31/2016	$10,237	$10,231	$10,250
2/29/2016	$10,249	$10,247	$10,262
3/31/2016	$10,308	$10,279	$10,275
4/30/2016	$10,384	$10,355	$10,352
5/31/2016	$10,407	$10,383	$10,350
6/30/2016	$10,608	$10,548	$10,510
7/31/2016	$10,598	$10,555	$10,519
8/31/2016	$10,633	$10,569	$10,518
9/30/2016	$10,588	$10,516	$10,474
10/31/2016	$10,462	$10,406	$10,360
11/30/2016	$9,949	$10,018	$9,939
12/31/2016	$10,099	$10,135	$10,073
1/31/2017	$10,134	$10,202	$10,142
2/28/2017	$10,217	$10,273	$10,209
3/31/2017	$10,263	$10,295	$10,231
4/30/2017	$10,354	$10,370	$10,323
5/31/2017	$10,507	$10,535	$10,493
6/30/2017	$10,470	$10,497	$10,443
7/31/2017	$10,534	$10,582	$10,526
8/31/2017	$10,634	$10,662	$10,596
10/31/2017	$10,607	$10,634	$10,545
11/30/2017	$10,553	$10,577	$10,451
12/31/2017	$10,665	$10,688	$10,564
1/31/2018	$10,509	$10,562	$10,426
2/28/2018	$10,465	$10,530	$10,385
3/31/2018	$10,532	$10,569	$10,418
4/30/2018	$10,487	$10,531	$10,382
5/31/2018	$10,611	$10,652	$10,494
6/30/2018	$10,614	$10,661	$10,504
7/31/2018	$10,654	$10,687	$10,534
8/31/2018	$10,676	$10,714	$10,553
9/30/2018	$10,613	$10,645	$10,481
10/31/2018	$10,532	$10,579	$10,422
11/30/2018	$10,650	$10,697	$10,554
12/31/2018	$10,778	$10,825	$10,693
1/31/2019	$10,868	$10,906	$10,799
2/28/2019	$10,930	$10,965	$10,857
3/31/2019	$11,096	$11,138	$11,005
4/30/2019	$11,120	$11,180	$11,028
5/31/2019	$11,278	$11,334	$11,178
6/30/2019	$11,331	$11,376	$11,220
7/31/2019	$11,432	$11,468	$11,324
8/31/2019	$11,592	$11,649	$11,481
9/30/2019	$11,512	$11,555	$11,366
10/31/2019	$11,527	$11,576	$11,390
11/30/2019	$11,542	$11,605	$11,414
12/31/2019	$11,577	$11,640	$11,453
1/31/2020	$11,767	$11,849	$11,664
2/29/2020	$11,920	$12,002	$11,790
3/31/2020	$11,445	$11,567	$11,484
4/30/2020	$11,283	$11,422	$11,403
5/31/2020	$11,623	$11,785	$11,813
6/30/2020	$11,716	$11,882	$11,831
7/31/2020	$11,908	$12,082	$12,012
8/31/2020	$11,872	$12,025	$11,936
9/30/2020	$11,867	$12,028	$11,945
10/31/2020	$11,851	$11,992	$11,899
11/30/2020	$12,014	$12,173	$12,065
12/31/2020	$12,098	$12,247	$12,106
1/31/2021	$12,173	$12,325	$12,146
2/28/2021	$12,002	$12,129	$11,927
3/31/2021	$12,069	$12,204	$11,990
4/30/2021	$12,187	$12,306	$12,082
5/31/2021	$12,253	$12,343	$12,098
6/30/2021	$12,300	$12,377	$12,111
7/31/2021	$12,398	$12,480	$12,221
8/31/2021	$12,353	$12,434	$12,181
9/30/2021	$12,238	$12,344	$12,078
10/31/2021	$12,225	$12,308	$12,038
11/30/2021	$12,344	$12,413	$12,130
12/31/2021	$12,373	$12,433	$12,152
1/31/2022	$12,022	$12,092	$11,790
2/28/2022	$11,950	$12,049	$11,757
3/31/2022	$11,537	$11,659	$11,371
4/30/2022	$11,114	$11,336	$11,066
5/31/2022	$11,247	$11,505	$11,265
6/30/2022	$10,968	$11,316	$11,130
7/31/2022	$11,319	$11,615	$11,444
8/31/2022	$10,977	$11,361	$11,197
9/30/2022	$10,448	$10,924	$10,791
10/31/2022	$10,310	$10,834	$10,750
11/30/2022	$10,925	$11,340	$11,215
12/31/2022	$10,906	$11,373	$11,275
1/31/2023	$11,285	$11,700	$11,589
2/28/2023	$10,995	$11,435	$11,311
3/31/2023	$11,229	$11,689	$11,582
4/30/2023	$11,233	$11,662	$11,534
5/31/2023	$11,141	$11,561	$11,389
6/30/2023	$11,262	$11,677	$11,486
7/31/2023	$11,288	$11,723	$11,525
8/31/2023	$11,166	$11,554	$11,354
9/30/2023	$10,852	$11,216	$11,013
10/31/2023	$10,720	$11,120	$10,955
11/30/2023	$11,315	$11,826	$11,633
12/31/2023	$11,591	$12,101	$11,916
1/31/2024	$11,600	$12,039	$11,839
2/29/2024	$11,620	$12,055	$11,841
3/31/2024	$11,640	$12,054	$11,822
4/30/2024	$11,509	$11,905	$11,651
5/31/2024	$11,498	$11,870	$11,543
6/30/2024	$11,695	$12,052	$11,726
7/31/2024	$11,805	$12,162	$11,837
8/31/2024	$11,882	$12,258	$11,948
9/30/2024	$12,025	$12,379	$12,061
10/31/2024	$11,849	$12,198	$11,852
11/30/2024	$12,060	$12,409	$12,038
12/31/2024	$11,906	$12,228	$11,878
1/31/2025	$11,930	$12,290	$11,955
2/28/2025	$12,055	$12,411	$12,088
3/31/2025	$11,868	$12,201	$11,866
4/30/2025	$11,758	$12,103	$11,789
5/31/2025	$11,748	$12,111	$11,857
6/30/2025	$11,829	$12,186	$11,951
7/31/2025	$11,786	$12,161	$11,968
8/31/2025	$11,889	$12,267	$12,074
9/30/2025	$12,140	$12,551	$12,287
10/31/2025	$12,276	$12,707	$12,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CJ8	1 Year	5 Years	10 Years
Class I	3.50%	0.71%	2.07%
Bloomberg Municipal Bond IndexFootnote Reference(a)	4.17%	1.16%	2.42%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	4.82%	0.87%	2.19%
Footnote	Description
Footnote(a)	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Muni Managed Money Intermediate Index is comprised of tax-exempt bonds with maturities ranging from one to 17 years that are rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and Fitch. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 954,092,228
Holdings Count | Holding			817
Advisory Fees Paid, Amount			$ 3,509,081
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$954,092,228
Number of Portfolio Holdings	817
Portfolio Turnover Rate	118%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,509,081
Average MaturityFootnote Reference§	6.92 years
DurationFootnote Reference†	5.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	5.6%
AA	63.4
A	12.2
BBB	6.9
BB	0.4
NR (Not Rated)	6.1

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.0%
Repurchase Agreements	10.1
Net Other Assets (Liabilities)Footnote Reference^	(5.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 3.80%, 06/15/2048	1.3%
Development Authority of Burke County, Revenue Bonds, 3.95%, 11/01/2052	1.2
New York State Dormitory Authority, Revenue Bonds, Series A, 5.00%, 10/01/2037	1.1
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, 4.00%, 11/15/2039	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AG), 5.25%, 07/01/2048	0.8
Lancaster Financing Authority, Revenue Bonds, Series A, (BAM), 5.00%, 05/01/2054	0.8
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.7
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000173651
Shareholder Report [Line Items]
Fund Name			Transamerica Intermediate Muni
Class Name			Class I2
Trading Symbol			TIMTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$51	0.50%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 3.52%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Index, returned 4.17%. The performance benchmark, the Bloomberg Muni Managed Money Intermediate Index, returned 4.82% over the same period.

  The municipal bond market enjoyed gains during the fiscal year ended October 31, 2025. The 10-year Municipal/Treasury ratio ended the fiscal year at 66% compared to 70% in November 2024, reflecting richer relative valuations in municipal bonds. The municipal yield curve also steepened during the fiscal year, as short-term rates declined and long-term rates increased. Issuance remained robust, increasing approximately 10% year-over-year.

  Fund performance during the fiscal year was primarily driven by movements in the yield curve and the income generated from the securities held in the Fund.

  Yield curve steepening in the first half of the fiscal year was the primary detractor from returns. As the long-end of the municipal curve steepened in November 2024, the overweight to 20+ year maturities held by the Fund underperformed.

  The sub-adviser trimmed exposure to these longer maturities throughout the fiscal year and the Fund ended the period with a lower duration profile than the benchmark. This was done to decrease overall interest rate sensitivity of the Fund while also taking advantage of what the sub-adviser viewed as attractive yield in the short and intermediate portions of the yield curve.

  Revenue bonds contributed to active returns during the fiscal year. This was especially true in the housing sector where higher coupons, Federal Reserve easing and limited issuance pushed prices higher.

  A-rated and AA-rated credits contributed to active returns, while lower quality credits broadly underperformed.

  The views expressed reflect the opinions of Belle Haven Investments, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg Municipal Bond Index	Bloomberg Muni Managed Money Intermediate Index
9/30/2016	$10,000	$10,000	$10,000
10/31/2016	$9,882	$9,895	$9,891
11/30/2016	$9,399	$9,526	$9,489
12/31/2016	$9,540	$9,638	$9,617
1/31/2017	$9,583	$9,701	$9,683
2/28/2017	$9,654	$9,769	$9,747
3/31/2017	$9,698	$9,790	$9,768
4/30/2017	$9,784	$9,861	$9,856
5/31/2017	$9,930	$10,017	$10,018
6/30/2017	$9,896	$9,982	$9,970
7/31/2017	$9,966	$10,062	$10,050
8/31/2017	$10,062	$10,139	$10,116
9/30/2017	$10,010	$10,087	$10,051
10/31/2017	$10,029	$10,112	$10,068
11/30/2017	$9,978	$10,058	$9,978
12/31/2017	$10,085	$10,163	$10,086
1/31/2018	$9,947	$10,043	$9,954
2/28/2018	$9,907	$10,013	$9,915
3/31/2018	$9,962	$10,050	$9,946
4/30/2018	$9,921	$10,014	$9,912
5/31/2018	$10,039	$10,129	$10,019
6/30/2018	$10,042	$10,138	$10,029
7/31/2018	$10,081	$10,162	$10,057
8/31/2018	$10,103	$10,188	$10,075
9/30/2018	$10,045	$10,122	$10,006
10/31/2018	$9,968	$10,060	$9,950
11/30/2018	$10,081	$10,171	$10,076
12/31/2018	$10,203	$10,293	$10,209
1/31/2019	$10,290	$10,371	$10,310
2/28/2019	$10,349	$10,427	$10,366
3/31/2019	$10,508	$10,591	$10,507
4/30/2019	$10,531	$10,631	$10,529
5/31/2019	$10,682	$10,778	$10,672
6/30/2019	$10,733	$10,818	$10,712
7/31/2019	$10,830	$10,905	$10,811
8/31/2019	$10,982	$11,077	$10,961
9/30/2019	$10,906	$10,988	$10,852
10/31/2019	$10,930	$11,008	$10,874
11/30/2019	$10,944	$11,035	$10,898
12/31/2019	$10,968	$11,069	$10,934
1/31/2020	$11,149	$11,268	$11,136
2/29/2020	$11,304	$11,413	$11,256
3/31/2020	$10,854	$10,999	$10,964
4/30/2020	$10,701	$10,861	$10,887
5/31/2020	$11,024	$11,207	$11,279
6/30/2020	$11,113	$11,299	$11,295
7/31/2020	$11,295	$11,489	$11,468
8/31/2020	$11,262	$11,435	$11,396
9/30/2020	$11,258	$11,438	$11,404
10/31/2020	$11,251	$11,403	$11,360
11/30/2020	$11,406	$11,575	$11,519
12/31/2020	$11,477	$11,646	$11,558
1/31/2021	$11,548	$11,720	$11,596
2/28/2021	$11,387	$11,534	$11,387
3/31/2021	$11,451	$11,605	$11,447
4/30/2021	$11,573	$11,702	$11,535
5/31/2021	$11,637	$11,737	$11,550
6/30/2021	$11,682	$11,769	$11,563
7/31/2021	$11,775	$11,867	$11,668
8/31/2021	$11,724	$11,824	$11,630
9/30/2021	$11,625	$11,738	$11,531
10/31/2021	$11,604	$11,704	$11,493
11/30/2021	$11,727	$11,803	$11,581
12/31/2021	$11,745	$11,823	$11,602
1/31/2022	$11,413	$11,499	$11,256
2/28/2022	$11,345	$11,458	$11,225
3/31/2022	$10,954	$11,086	$10,856
4/30/2022	$10,543	$10,780	$10,565
5/31/2022	$10,679	$10,940	$10,755
6/30/2022	$10,406	$10,761	$10,626
7/31/2022	$10,739	$11,045	$10,926
8/31/2022	$10,425	$10,803	$10,690
9/30/2022	$9,914	$10,388	$10,302
10/31/2022	$9,786	$10,302	$10,264
11/30/2022	$10,370	$10,784	$10,707
12/31/2022	$10,352	$10,815	$10,764
1/31/2023	$10,711	$11,125	$11,065
2/28/2023	$10,437	$10,874	$10,798
3/31/2023	$10,659	$11,115	$11,058
4/30/2023	$10,663	$11,090	$11,012
5/31/2023	$10,577	$10,993	$10,874
6/30/2023	$10,692	$11,104	$10,966
7/31/2023	$10,716	$11,147	$11,004
8/31/2023	$10,591	$10,987	$10,840
9/30/2023	$10,295	$10,665	$10,515
10/31/2023	$10,179	$10,574	$10,459
11/30/2023	$10,744	$11,246	$11,106
12/31/2023	$11,007	$11,507	$11,377
1/31/2024	$11,015	$11,448	$11,303
2/29/2024	$11,035	$11,463	$11,305
3/31/2024	$11,055	$11,462	$11,286
4/30/2024	$10,921	$11,320	$11,123
5/31/2024	$10,921	$11,287	$11,021
6/30/2024	$11,108	$11,460	$11,195
7/31/2024	$11,213	$11,565	$11,301
8/31/2024	$11,286	$11,656	$11,407
9/30/2024	$11,412	$11,771	$11,515
10/31/2024	$11,256	$11,599	$11,316
11/30/2024	$11,446	$11,800	$11,493
12/31/2024	$11,300	$11,628	$11,340
1/31/2025	$11,323	$11,686	$11,414
2/28/2025	$11,442	$11,802	$11,540
3/31/2025	$11,264	$11,602	$11,329
4/30/2025	$11,160	$11,509	$11,255
5/31/2025	$11,150	$11,516	$11,320
6/30/2025	$11,228	$11,588	$11,410
7/31/2025	$11,187	$11,564	$11,426
8/31/2025	$11,285	$11,665	$11,527
9/30/2025	$11,523	$11,935	$11,731
10/31/2025	$11,652	$12,083	$11,861

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CJ4	1 Year	5 Years	Since Inception 9/30/16
Class I2	3.52%	0.70%	1.70%
Bloomberg Municipal Bond IndexFootnote Reference(a)	4.17%	1.16%	2.10%
Bloomberg Muni Managed Money Intermediate IndexFootnote Reference(b)	4.82%	0.87%	1.89%
Footnote	Description
Footnote(a)	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Muni Managed Money Intermediate Index is comprised of tax-exempt bonds with maturities ranging from one to 17 years that are rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and Fitch. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 954,092,228
Holdings Count | Holding			817
Advisory Fees Paid, Amount			$ 3,509,081
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$954,092,228
Number of Portfolio Holdings	817
Portfolio Turnover Rate	118%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,509,081
Average MaturityFootnote Reference§	6.92 years
DurationFootnote Reference†	5.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]
AAA	5.6%
AA	63.4
A	12.2
BBB	6.9
BB	0.4
NR (Not Rated)	6.1

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.0%
Repurchase Agreements	10.1
Net Other Assets (Liabilities)Footnote Reference^	(5.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality Explanation [Text Block]			Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 3.80%, 06/15/2048	1.3%
Development Authority of Burke County, Revenue Bonds, 3.95%, 11/01/2052	1.2
New York State Dormitory Authority, Revenue Bonds, Series A, 5.00%, 10/01/2037	1.1
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, 4.00%, 11/15/2039	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AG), 5.25%, 07/01/2048	0.8
Lancaster Financing Authority, Revenue Bonds, Series A, (BAM), 5.00%, 05/01/2054	0.8
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.7
California Enterprise Development Authority, Revenue Bonds, Series A, 5.50%, 11/01/2059	0.7
Public Finance Authority, Revenue Bonds, Series A-1, (BAM), 5.38%, 07/01/2047	0.7
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000095924
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class A
Trading Symbol			TRWAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.26%

Expenses Paid, Amount			$ 140
Expense Ratio, Percent			1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 22.45%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index
10/31/2015	$9,450	$10,000
11/30/2015	$9,293	$9,846
12/31/2015	$9,161	$9,715
1/31/2016	$8,604	$9,013
2/29/2016	$8,342	$8,851
3/31/2016	$8,955	$9,435
4/30/2016	$9,077	$9,718
5/31/2016	$9,072	$9,642
6/30/2016	$8,671	$9,322
7/31/2016	$9,111	$9,796
8/31/2016	$9,233	$9,804
9/30/2016	$9,306	$9,929
10/31/2016	$9,183	$9,726
11/30/2016	$8,955	$9,534
12/31/2016	$9,178	$9,862
1/31/2017	$9,416	$10,148
2/28/2017	$9,506	$10,295
3/31/2017	$9,828	$10,590
4/30/2017	$10,100	$10,868
5/31/2017	$10,428	$11,281
6/30/2017	$10,405	$11,264
7/31/2017	$10,625	$11,590
8/31/2017	$10,529	$11,587
9/30/2017	$10,772	$11,880
10/31/2017	$10,902	$12,062
11/30/2017	$11,049	$12,190
12/31/2017	$11,218	$12,388
1/31/2018	$11,781	$13,010
2/28/2018	$11,235	$12,425
3/31/2018	$11,154	$12,213
4/30/2018	$11,311	$12,505
5/31/2018	$11,061	$12,241
6/30/2018	$10,892	$12,095
7/31/2018	$11,160	$12,393
8/31/2018	$10,950	$12,156
9/30/2018	$10,979	$12,266
10/31/2018	$10,050	$11,291
11/30/2018	$10,033	$11,278
12/31/2018	$9,401	$10,733
1/31/2019	$10,049	$11,440
2/28/2019	$10,159	$11,733
3/31/2019	$10,147	$11,820
4/30/2019	$10,525	$12,164
5/31/2019	$9,768	$11,597
6/30/2019	$10,379	$12,289
7/31/2019	$10,159	$12,134
8/31/2019	$9,939	$11,821
9/30/2019	$10,336	$12,166
10/31/2019	$10,782	$12,604
11/30/2019	$10,935	$12,748
12/31/2019	$11,344	$13,165
1/31/2020	$10,931	$12,891
2/29/2020	$10,043	$11,727
3/31/2020	$8,261	$10,174
4/30/2020	$8,967	$10,840
5/31/2020	$9,392	$11,318
6/30/2020	$9,799	$11,708
7/31/2020	$9,999	$11,983
8/31/2020	$10,493	$12,601
9/30/2020	$10,293	$12,279
10/31/2020	$9,836	$11,790
11/30/2020	$11,437	$13,619
12/31/2020	$12,062	$14,255
1/31/2021	$11,999	$14,104
2/28/2021	$12,358	$14,422
3/31/2021	$12,786	$14,768
4/30/2021	$13,157	$15,224
5/31/2021	$13,629	$15,735
6/30/2021	$13,352	$15,563
7/31/2021	$13,377	$15,681
8/31/2021	$13,541	$15,959
9/30/2021	$13,050	$15,508
10/31/2021	$13,447	$15,893
11/30/2021	$12,855	$15,156
12/31/2021	$13,600	$15,933
1/31/2022	$13,339	$15,164
2/28/2022	$12,929	$14,898
3/31/2022	$12,675	$15,011
4/30/2022	$11,966	$14,052
5/31/2022	$12,272	$14,178
6/30/2022	$11,028	$12,865
7/31/2022	$11,555	$13,508
8/31/2022	$10,761	$12,868
9/30/2022	$9,726	$11,670
10/31/2022	$10,436	$12,298
11/30/2022	$11,809	$13,686
12/31/2022	$11,633	$13,700
1/31/2023	$12,622	$14,812
2/28/2023	$12,282	$14,504
3/31/2023	$12,531	$14,882
4/30/2023	$12,865	$15,318
5/31/2023	$12,347	$14,689
6/30/2023	$12,825	$15,362
7/31/2023	$13,186	$15,861
8/31/2023	$12,688	$15,255
9/30/2023	$12,223	$14,740
10/31/2023	$11,764	$14,144
11/30/2023	$12,668	$15,459
12/31/2023	$13,439	$16,283
1/31/2024	$13,298	$16,379
2/29/2024	$13,520	$16,680
3/31/2024	$13,918	$17,248
4/30/2024	$13,486	$16,825
5/31/2024	$14,214	$17,498
6/30/2024	$13,864	$17,220
7/31/2024	$14,409	$17,727
8/31/2024	$14,867	$18,305
9/30/2024	$14,989	$18,482
10/31/2024	$14,153	$17,479
11/30/2024	$14,234	$17,383
12/31/2024	$13,862	$16,991
1/31/2025	$14,574	$17,886
2/28/2025	$15,182	$18,235
3/31/2025	$15,196	$18,182
4/30/2025	$15,500	$19,034
5/31/2025	$16,302	$19,933
6/30/2025	$16,738	$20,376
7/31/2025	$16,281	$20,092
8/31/2025	$16,876	$20,951
9/30/2025	$17,125	$21,361
10/31/2025	$17,339	$21,615

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C51	1 Year	5 Years	10 Years
Class A with Load	15.79%	10.74%	5.66%
Class A	22.45%	12.01%	6.26%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000095925
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class C
Trading Symbol			TRWCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.91%

Expenses Paid, Amount			$ 212
Expense Ratio, Percent			1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 21.71%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI EAFE Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,831	$9,846
12/31/2015	$9,688	$9,715
1/31/2016	$9,093	$9,013
2/29/2016	$8,814	$8,851
3/31/2016	$9,456	$9,435
4/30/2016	$9,581	$9,718
5/31/2016	$9,569	$9,642
6/30/2016	$9,135	$9,322
7/31/2016	$9,599	$9,796
8/31/2016	$9,718	$9,804
9/30/2016	$9,790	$9,929
10/31/2016	$9,653	$9,726
11/30/2016	$9,409	$9,534
12/31/2016	$9,639	$9,862
1/31/2017	$9,879	$10,148
2/28/2017	$9,969	$10,295
3/31/2017	$10,305	$10,590
4/30/2017	$10,580	$10,868
5/31/2017	$10,916	$11,281
6/30/2017	$10,886	$11,264
7/31/2017	$11,114	$11,590
8/31/2017	$11,006	$11,587
10/31/2017	$11,378	$12,062
11/30/2017	$11,522	$12,190
12/31/2017	$11,688	$12,388
1/31/2018	$12,271	$13,010
2/28/2018	$11,700	$12,425
3/31/2018	$11,602	$12,213
4/30/2018	$11,762	$12,505
5/31/2018	$11,492	$12,241
6/30/2018	$11,314	$12,095
7/31/2018	$11,584	$12,393
8/31/2018	$11,357	$12,156
9/30/2018	$11,381	$12,266
10/31/2018	$10,412	$11,291
11/30/2018	$10,387	$11,278
12/31/2018	$9,727	$10,733
1/31/2019	$10,392	$11,440
2/28/2019	$10,500	$11,733
3/31/2019	$10,481	$11,820
4/30/2019	$10,865	$12,164
5/31/2019	$10,078	$11,597
6/30/2019	$10,699	$12,289
7/31/2019	$10,462	$12,134
8/31/2019	$10,232	$11,821
9/30/2019	$10,641	$12,166
10/31/2019	$11,089	$12,604
11/30/2019	$11,242	$12,748
12/31/2019	$11,660	$13,165
1/31/2020	$11,225	$12,891
2/29/2020	$10,308	$11,727
3/31/2020	$8,469	$10,174
4/30/2020	$9,190	$10,840
5/31/2020	$9,619	$11,318
6/30/2020	$10,029	$11,708
7/31/2020	$10,230	$11,983
8/31/2020	$10,731	$12,601
9/30/2020	$10,516	$12,279
10/31/2020	$10,048	$11,790
11/30/2020	$11,680	$13,619
12/31/2020	$12,310	$14,255
1/31/2021	$12,239	$14,104
2/28/2021	$12,590	$14,422
3/31/2021	$13,019	$14,768
4/30/2021	$13,389	$15,224
5/31/2021	$13,864	$15,735
6/30/2021	$13,578	$15,563
7/31/2021	$13,597	$15,681
8/31/2021	$13,753	$15,959
9/30/2021	$13,246	$15,508
10/31/2021	$13,643	$15,893
11/30/2021	$13,038	$15,156
12/31/2021	$13,787	$15,933
1/31/2022	$13,513	$15,164
2/28/2022	$13,093	$14,898
3/31/2022	$12,826	$15,011
4/30/2022	$12,105	$14,052
5/31/2022	$12,406	$14,178
6/30/2022	$11,144	$12,865
7/31/2022	$11,665	$13,508
8/31/2022	$10,857	$12,868
9/30/2022	$9,810	$11,670
10/31/2022	$10,524	$12,298
11/30/2022	$11,898	$13,686
12/31/2022	$11,712	$13,700
1/31/2023	$12,706	$14,812
2/28/2023	$12,352	$14,504
3/31/2023	$12,592	$14,882
4/30/2023	$12,926	$15,318
5/31/2023	$12,399	$14,689
6/30/2023	$12,866	$15,362
7/31/2023	$13,226	$15,861
8/31/2023	$12,719	$15,255
9/30/2023	$12,245	$14,740
10/31/2023	$11,778	$14,144
11/30/2023	$12,679	$15,459
12/31/2023	$13,447	$16,283
1/31/2024	$13,290	$16,379
2/29/2024	$13,508	$16,680
3/31/2024	$13,896	$17,248
4/30/2024	$13,461	$16,825
5/31/2024	$14,176	$17,498
6/30/2024	$13,821	$17,220
7/31/2024	$14,353	$17,727
8/31/2024	$14,802	$18,305
9/30/2024	$14,911	$18,482
10/31/2024	$14,080	$17,479
11/30/2024	$14,148	$17,383
12/31/2024	$13,774	$16,991
1/31/2025	$14,467	$17,886
2/28/2025	$15,071	$18,235
3/31/2025	$15,071	$18,182
4/30/2025	$15,362	$19,034
5/31/2025	$16,153	$19,933
6/30/2025	$16,576	$20,376
7/31/2025	$16,118	$20,092
8/31/2025	$16,694	$20,951
9/30/2025	$16,936	$21,361
10/31/2025	$17,137	$21,615

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C53	1 Year	5 Years	10 Years
Class C with Load	20.71%	11.27%	5.53%
Class C	21.71%	11.27%	5.53%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000095926
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class I
Trading Symbol			TSWIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.87%

Expenses Paid, Amount			$ 97
Expense Ratio, Percent			0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 23.00%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,841	$9,846
12/31/2015	$9,702	$9,715
1/31/2016	$9,119	$9,013
2/29/2016	$8,839	$8,851
3/31/2016	$9,492	$9,435
4/30/2016	$9,626	$9,718
5/31/2016	$9,626	$9,642
6/30/2016	$9,200	$9,322
7/31/2016	$9,673	$9,796
8/31/2016	$9,807	$9,804
9/30/2016	$9,882	$9,929
10/31/2016	$9,754	$9,726
11/30/2016	$9,515	$9,534
12/31/2016	$9,756	$9,862
1/31/2017	$10,012	$10,148
2/28/2017	$10,107	$10,295
3/31/2017	$10,457	$10,590
4/30/2017	$10,742	$10,868
5/31/2017	$11,099	$11,281
6/30/2017	$11,075	$11,264
7/31/2017	$11,319	$11,590
8/31/2017	$11,218	$11,587
10/31/2017	$11,616	$12,062
11/30/2017	$11,776	$12,190
12/31/2017	$11,959	$12,388
1/31/2018	$12,560	$13,010
2/28/2018	$11,984	$12,425
3/31/2018	$11,898	$12,213
4/30/2018	$12,076	$12,505
5/31/2018	$11,806	$12,241
6/30/2018	$11,635	$12,095
7/31/2018	$11,923	$12,393
8/31/2018	$11,696	$12,156
9/30/2018	$11,739	$12,266
10/31/2018	$10,746	$11,291
11/30/2018	$10,728	$11,278
12/31/2018	$10,057	$10,733
1/31/2019	$10,755	$11,440
2/28/2019	$10,878	$11,733
3/31/2019	$10,865	$11,820
4/30/2019	$11,272	$12,164
5/31/2019	$10,471	$11,597
6/30/2019	$11,124	$12,289
7/31/2019	$10,891	$12,134
8/31/2019	$10,658	$11,821
9/30/2019	$11,091	$12,166
10/31/2019	$11,570	$12,604
11/30/2019	$11,738	$12,748
12/31/2019	$12,182	$13,165
1/31/2020	$11,743	$12,891
2/29/2020	$10,793	$11,727
3/31/2020	$8,879	$10,174
4/30/2020	$9,643	$10,840
5/31/2020	$10,102	$11,318
6/30/2020	$10,540	$11,708
7/31/2020	$10,760	$11,983
8/31/2020	$11,298	$12,601
9/30/2020	$11,085	$12,279
10/31/2020	$10,600	$11,790
11/30/2020	$12,328	$13,619
12/31/2020	$13,007	$14,255
1/31/2021	$12,946	$14,104
2/28/2021	$13,330	$14,422
3/31/2021	$13,801	$14,768
4/30/2021	$14,198	$15,224
5/31/2021	$14,716	$15,735
6/30/2021	$14,427	$15,563
7/31/2021	$14,460	$15,681
8/31/2021	$14,642	$15,959
9/30/2021	$14,110	$15,508
10/31/2021	$14,548	$15,893
11/30/2021	$13,915	$15,156
12/31/2021	$14,720	$15,933
1/31/2022	$14,441	$15,164
2/28/2022	$14,009	$14,898
3/31/2022	$13,737	$15,011
4/30/2022	$12,977	$14,052
5/31/2022	$13,319	$14,178
6/30/2022	$11,973	$12,865
7/31/2022	$12,545	$13,508
8/31/2022	$11,687	$12,868
9/30/2022	$10,571	$11,670
10/31/2022	$11,343	$12,298
11/30/2022	$12,843	$13,686
12/31/2022	$12,651	$13,700
1/31/2023	$13,737	$14,812
2/28/2023	$13,370	$14,504
3/31/2023	$13,645	$14,882
4/30/2023	$14,012	$15,318
5/31/2023	$13,455	$14,689
6/30/2023	$13,976	$15,362
7/31/2023	$14,378	$15,861
8/31/2023	$13,835	$15,255
9/30/2023	$13,335	$14,740
10/31/2023	$12,834	$14,144
11/30/2023	$13,835	$15,459
12/31/2023	$14,679	$16,283
1/31/2024	$14,526	$16,379
2/29/2024	$14,773	$16,680
3/31/2024	$15,217	$17,248
4/30/2024	$14,752	$16,825
5/31/2024	$15,545	$17,498
6/30/2024	$15,174	$17,220
7/31/2024	$15,770	$17,727
8/31/2024	$16,273	$18,305
9/30/2024	$16,411	$18,482
10/31/2024	$15,508	$17,479
11/30/2024	$15,596	$17,383
12/31/2024	$15,198	$16,991
1/31/2025	$15,978	$17,886
2/28/2025	$16,660	$18,235
3/31/2025	$16,675	$18,182
4/30/2025	$17,013	$19,034
5/31/2025	$17,905	$19,933
6/30/2025	$18,385	$20,376
7/31/2025	$17,890	$20,092
8/31/2025	$18,550	$20,951
9/30/2025	$18,835	$21,361
10/31/2025	$19,075	$21,615

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C58	1 Year	5 Years	10 Years
Class I	23.00%	12.47%	6.67%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000095927
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class I2
Trading Symbol			TRWIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$86	0.77%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 23.07%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,841	$9,846
12/31/2015	$9,704	$9,715
1/31/2016	$9,115	$9,013
2/29/2016	$8,841	$8,851
3/31/2016	$9,500	$9,435
4/30/2016	$9,628	$9,718
5/31/2016	$9,628	$9,642
6/30/2016	$9,202	$9,322
7/31/2016	$9,680	$9,796
8/31/2016	$9,809	$9,804
9/30/2016	$9,884	$9,929
10/31/2016	$9,762	$9,726
11/30/2016	$9,523	$9,534
12/31/2016	$9,767	$9,862
1/31/2017	$10,022	$10,148
2/28/2017	$10,117	$10,295
3/31/2017	$10,468	$10,590
4/30/2017	$10,759	$10,868
5/31/2017	$11,116	$11,281
6/30/2017	$11,092	$11,264
7/31/2017	$11,336	$11,590
8/31/2017	$11,235	$11,587
10/31/2017	$11,639	$12,062
11/30/2017	$11,799	$12,190
12/31/2017	$11,980	$12,388
1/31/2018	$12,588	$13,010
2/28/2018	$12,011	$12,425
3/31/2018	$11,925	$12,213
4/30/2018	$12,103	$12,505
5/31/2018	$11,833	$12,241
6/30/2018	$11,661	$12,095
7/31/2018	$11,956	$12,393
8/31/2018	$11,729	$12,156
9/30/2018	$11,766	$12,266
10/31/2018	$10,778	$11,291
11/30/2018	$10,759	$11,278
12/31/2018	$10,086	$10,733
1/31/2019	$10,787	$11,440
2/28/2019	$10,910	$11,733
3/31/2019	$10,903	$11,820
4/30/2019	$11,312	$12,164
5/31/2019	$10,508	$11,597
6/30/2019	$11,163	$12,289
7/31/2019	$10,929	$12,134
8/31/2019	$10,696	$11,821
9/30/2019	$11,130	$12,166
10/31/2019	$11,610	$12,604
11/30/2019	$11,785	$12,748
12/31/2019	$12,235	$13,165
1/31/2020	$11,788	$12,891
2/29/2020	$10,841	$11,727
3/31/2020	$8,915	$10,174
4/30/2020	$9,681	$10,840
5/31/2020	$10,141	$11,318
6/30/2020	$10,588	$11,708
7/31/2020	$10,808	$11,983
8/31/2020	$11,348	$12,601
9/30/2020	$11,135	$12,279
10/31/2020	$10,648	$11,790
11/30/2020	$12,388	$13,619
12/31/2020	$13,073	$14,255
1/31/2021	$13,005	$14,104
2/28/2021	$13,397	$14,422
3/31/2021	$13,870	$14,768
4/30/2021	$14,275	$15,224
5/31/2021	$14,789	$15,735
6/30/2021	$14,505	$15,563
7/31/2021	$14,539	$15,681
8/31/2021	$14,721	$15,959
9/30/2021	$14,188	$15,508
10/31/2021	$14,627	$15,893
11/30/2021	$13,992	$15,156
12/31/2021	$14,806	$15,933
1/31/2022	$14,526	$15,164
2/28/2022	$14,091	$14,898
3/31/2022	$13,818	$15,011
4/30/2022	$13,047	$14,052
5/31/2022	$13,391	$14,178
6/30/2022	$12,038	$12,865
7/31/2022	$12,613	$13,508
8/31/2022	$11,751	$12,868
9/30/2022	$10,630	$11,670
10/31/2022	$11,408	$12,298
11/30/2022	$12,921	$13,686
12/31/2022	$12,727	$13,700
1/31/2023	$13,819	$14,812
2/28/2023	$13,450	$14,504
3/31/2023	$13,726	$14,882
4/30/2023	$14,102	$15,318
5/31/2023	$13,535	$14,689
6/30/2023	$14,067	$15,362
7/31/2023	$14,478	$15,861
8/31/2023	$13,932	$15,255
9/30/2023	$13,429	$14,740
10/31/2023	$12,926	$14,144
11/30/2023	$13,925	$15,459
12/31/2023	$14,779	$16,283
1/31/2024	$14,625	$16,379
2/29/2024	$14,881	$16,680
3/31/2024	$15,328	$17,248
4/30/2024	$14,859	$16,825
5/31/2024	$15,665	$17,498
6/30/2024	$15,284	$17,220
7/31/2024	$15,892	$17,727
8/31/2024	$16,397	$18,305
9/30/2024	$16,543	$18,482
10/31/2024	$15,635	$17,479
11/30/2024	$15,723	$17,383
12/31/2024	$15,325	$16,991
1/31/2025	$16,110	$17,886
2/28/2025	$16,797	$18,235
3/31/2025	$16,812	$18,182
4/30/2025	$17,152	$19,034
5/31/2025	$18,058	$19,933
6/30/2025	$18,541	$20,376
7/31/2025	$18,043	$20,092
8/31/2025	$18,707	$20,951
9/30/2025	$19,001	$21,361
10/31/2025	$19,243	$21,615

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C54	1 Year	5 Years	10 Years
Class I2	23.07%	12.56%	6.76%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171816
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class I3
Trading Symbol			TRWTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$86	0.77%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 23.07%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	MSCI EAFE Index
3/10/2017	$10,000	$10,000
4/30/2017	$10,215	$10,305
5/31/2017	$10,499	$10,575
6/30/2017	$10,847	$10,978
7/31/2017	$10,824	$10,962
8/31/2017	$11,061	$11,278
9/30/2017	$10,963	$11,276
10/31/2017	$11,357	$11,737
11/30/2017	$11,514	$11,862
12/31/2017	$11,694	$12,055
1/31/2018	$12,283	$12,660
2/28/2018	$11,723	$12,091
3/31/2018	$11,634	$11,884
4/30/2018	$11,807	$12,169
5/31/2018	$11,551	$11,912
6/30/2018	$11,378	$11,770
7/31/2018	$11,664	$12,060
8/31/2018	$11,444	$11,829
9/30/2018	$11,485	$11,936
10/31/2018	$10,516	$10,987
11/30/2018	$10,498	$10,975
12/31/2018	$9,845	$10,445
1/31/2019	$10,524	$11,133
2/28/2019	$10,650	$11,418
3/31/2019	$10,637	$11,502
4/30/2019	$11,033	$11,837
5/31/2019	$10,254	$11,285
6/30/2019	$10,895	$11,958
7/31/2019	$10,662	$11,808
8/31/2019	$10,436	$11,504
9/30/2019	$10,863	$11,839
10/31/2019	$11,335	$12,265
11/30/2019	$11,498	$12,406
12/31/2019	$11,934	$12,811
1/31/2020	$11,508	$12,544
2/29/2020	$10,577	$11,412
3/31/2020	$8,697	$9,900
4/30/2020	$9,446	$10,548
5/31/2020	$9,899	$11,014
6/30/2020	$10,332	$11,393
7/31/2020	$10,551	$11,661
8/31/2020	$11,075	$12,262
9/30/2020	$10,868	$11,949
10/31/2020	$10,390	$11,473
11/30/2020	$12,089	$13,253
12/31/2020	$12,752	$13,871
1/31/2021	$12,694	$13,725
2/28/2021	$13,073	$14,035
3/31/2021	$13,531	$14,371
4/30/2021	$13,931	$14,815
5/31/2021	$14,435	$15,312
6/30/2021	$14,153	$15,144
7/31/2021	$14,186	$15,260
8/31/2021	$14,363	$15,530
9/30/2021	$13,846	$15,091
10/31/2021	$14,278	$15,466
11/30/2021	$13,656	$14,748
12/31/2021	$14,445	$15,505
1/31/2022	$14,180	$14,757
2/28/2022	$13,752	$14,497
3/31/2022	$13,481	$14,607
4/30/2022	$12,734	$13,675
5/31/2022	$13,067	$13,797
6/30/2022	$11,750	$12,519
7/31/2022	$12,313	$13,145
8/31/2022	$11,472	$12,522
9/30/2022	$10,372	$11,356
10/31/2022	$11,132	$11,968
11/30/2022	$12,605	$13,318
12/31/2022	$12,417	$13,332
1/31/2023	$13,488	$14,413
2/28/2023	$13,131	$14,114
3/31/2023	$13,399	$14,482
4/30/2023	$13,763	$14,906
5/31/2023	$13,213	$14,294
6/30/2023	$13,728	$14,949
7/31/2023	$14,126	$15,434
8/31/2023	$13,591	$14,845
9/30/2023	$13,104	$14,344
10/31/2023	$12,609	$13,764
11/30/2023	$13,591	$15,044
12/31/2023	$14,425	$15,846
1/31/2024	$14,276	$15,938
2/29/2024	$14,517	$16,232
3/31/2024	$14,957	$16,785
4/30/2024	$14,496	$16,373
5/31/2024	$15,283	$17,028
6/30/2024	$14,914	$16,757
7/31/2024	$15,503	$17,250
8/31/2024	$16,006	$17,813
9/30/2024	$16,141	$17,985
10/31/2024	$15,254	$17,009
11/30/2024	$15,340	$16,916
12/31/2024	$14,952	$16,534
1/31/2025	$15,720	$17,405
2/28/2025	$16,392	$17,745
3/31/2025	$16,406	$17,693
4/30/2025	$16,743	$18,523
5/31/2025	$17,620	$19,397
6/30/2025	$18,095	$19,829
7/31/2025	$17,612	$19,552
8/31/2025	$18,255	$20,388
9/30/2025	$18,540	$20,787
10/31/2025	$18,782	$21,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C5D	1 Year	5 Years	Since Inception 3/10/17
Class I3	23.07%	12.56%	7.56%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.98%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171814
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class R
Trading Symbol			TRWRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$143	1.29%

Expenses Paid, Amount			$ 143
Expense Ratio, Percent			1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 22.41%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index
3/10/2017	$10,000	$10,000
4/30/2017	$10,209	$10,305
5/31/2017	$10,493	$10,575
6/30/2017	$10,829	$10,978
7/31/2017	$10,806	$10,962
8/31/2017	$11,038	$11,278
9/30/2017	$10,940	$11,276
10/31/2017	$11,322	$11,737
11/30/2017	$11,473	$11,862
12/31/2017	$11,647	$12,055
1/31/2018	$12,232	$12,660
2/28/2018	$11,665	$12,091
3/31/2018	$11,576	$11,884
4/30/2018	$11,741	$12,169
5/31/2018	$11,481	$11,912
6/30/2018	$11,304	$11,770
7/31/2018	$11,582	$12,060
8/31/2018	$11,363	$11,829
9/30/2018	$11,393	$11,936
10/31/2018	$10,430	$10,987
11/30/2018	$10,412	$10,975
12/31/2018	$9,757	$10,445
1/31/2019	$10,427	$11,133
2/28/2019	$10,545	$11,418
3/31/2019	$10,532	$11,502
4/30/2019	$10,917	$11,837
5/31/2019	$10,135	$11,285
6/30/2019	$10,768	$11,958
7/31/2019	$10,539	$11,808
8/31/2019	$10,309	$11,504
9/30/2019	$10,725	$11,839
10/31/2019	$11,184	$12,265
11/30/2019	$11,345	$12,406
12/31/2019	$11,772	$12,811
1/31/2020	$11,341	$12,544
2/29/2020	$10,420	$11,412
3/31/2020	$8,567	$9,900
4/30/2020	$9,304	$10,548
5/31/2020	$9,741	$11,014
6/30/2020	$10,160	$11,393
7/31/2020	$10,370	$11,661
8/31/2020	$10,884	$12,262
9/30/2020	$10,681	$11,949
10/31/2020	$10,205	$11,473
11/30/2020	$11,867	$13,253
12/31/2020	$12,520	$13,871
1/31/2021	$12,449	$13,725
2/28/2021	$12,820	$14,035
3/31/2021	$13,262	$14,371
4/30/2021	$13,646	$14,815
5/31/2021	$14,139	$15,312
6/30/2021	$13,851	$15,144
7/31/2021	$13,883	$15,260
8/31/2021	$14,049	$15,530
9/30/2021	$13,537	$15,091
10/31/2021	$13,953	$15,466
11/30/2021	$13,339	$14,748
12/31/2021	$14,109	$15,505
1/31/2022	$13,838	$14,757
2/28/2022	$13,416	$14,497
3/31/2022	$13,151	$14,607
4/30/2022	$12,412	$13,675
5/31/2022	$12,736	$13,797
6/30/2022	$11,442	$12,519
7/31/2022	$11,990	$13,145
8/31/2022	$11,164	$12,522
9/30/2022	$10,088	$11,356
10/31/2022	$10,828	$11,968
11/30/2022	$12,254	$13,318
12/31/2022	$12,070	$13,332
1/31/2023	$13,099	$14,413
2/28/2023	$12,747	$14,114
3/31/2023	$12,999	$14,482
4/30/2023	$13,351	$14,906
5/31/2023	$12,813	$14,294
6/30/2023	$13,305	$14,949
7/31/2023	$13,683	$15,434
8/31/2023	$13,165	$14,845
9/30/2023	$12,687	$14,344
10/31/2023	$12,203	$13,764
11/30/2023	$13,145	$15,044
12/31/2023	$13,945	$15,846
1/31/2024	$13,795	$15,938
2/29/2024	$14,027	$16,232
3/31/2024	$14,443	$16,785
4/30/2024	$13,993	$16,373
5/31/2024	$14,750	$17,028
6/30/2024	$14,388	$16,757
7/31/2024	$14,948	$17,250
8/31/2024	$15,419	$17,813
9/30/2024	$15,548	$17,985
10/31/2024	$14,689	$17,009
11/30/2024	$14,764	$16,916
12/31/2024	$14,385	$16,534
1/31/2025	$15,118	$17,405
2/28/2025	$15,753	$17,745
3/31/2025	$15,760	$17,693
4/30/2025	$16,075	$18,523
5/31/2025	$16,912	$19,397
6/30/2025	$17,359	$19,829
7/31/2025	$16,891	$19,552
8/31/2025	$17,505	$20,388
9/30/2025	$17,764	$20,787
10/31/2025	$17,987	$21,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C55	1 Year	5 Years	Since Inception 3/10/17
Class R	22.41%	11.99%	7.02%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.98%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171815
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class R4
Trading Symbol			TRWFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	1.02%

Expenses Paid, Amount			$ 114
Expense Ratio, Percent			1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 22.75%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI EAFE Index
3/10/2017	$10,000	$10,000
4/30/2017	$10,215	$10,305
5/31/2017	$10,493	$10,575
6/30/2017	$10,841	$10,978
7/31/2017	$10,812	$10,962
8/31/2017	$11,050	$11,278
9/30/2017	$10,951	$11,276
10/31/2017	$11,334	$11,737
11/30/2017	$11,491	$11,862
12/31/2017	$11,666	$12,055
1/31/2018	$12,253	$12,660
2/28/2018	$11,690	$12,091
3/31/2018	$11,607	$11,884
4/30/2018	$11,773	$12,169
5/31/2018	$11,512	$11,912
6/30/2018	$11,340	$11,770
7/31/2018	$11,624	$12,060
8/31/2018	$11,399	$11,829
9/30/2018	$11,435	$11,936
10/31/2018	$10,473	$10,987
11/30/2018	$10,450	$10,975
12/31/2018	$9,797	$10,445
1/31/2019	$10,478	$11,133
2/28/2019	$10,591	$11,418
3/31/2019	$10,584	$11,502
4/30/2019	$10,978	$11,837
5/31/2019	$10,191	$11,285
6/30/2019	$10,828	$11,958
7/31/2019	$10,597	$11,808
8/31/2019	$10,372	$11,504
9/30/2019	$10,791	$11,839
10/31/2019	$11,253	$12,265
11/30/2019	$11,422	$12,406
12/31/2019	$11,848	$12,811
1/31/2020	$11,418	$12,544
2/29/2020	$10,495	$11,412
3/31/2020	$8,630	$9,900
4/30/2020	$9,373	$10,548
5/31/2020	$9,816	$11,014
6/30/2020	$10,245	$11,393
7/31/2020	$10,457	$11,661
8/31/2020	$10,976	$12,262
9/30/2020	$10,771	$11,949
10/31/2020	$10,296	$11,473
11/30/2020	$11,976	$13,253
12/31/2020	$12,633	$13,871
1/31/2021	$12,568	$13,725
2/28/2021	$12,944	$14,035
3/31/2021	$13,398	$14,371
4/30/2021	$13,787	$14,815
5/31/2021	$14,280	$15,312
6/30/2021	$14,001	$15,144
7/31/2021	$14,027	$15,260
8/31/2021	$14,202	$15,530
9/30/2021	$13,690	$15,091
10/31/2021	$14,111	$15,466
11/30/2021	$13,495	$14,748
12/31/2021	$14,274	$15,505
1/31/2022	$14,006	$14,757
2/28/2022	$13,576	$14,497
3/31/2022	$13,315	$14,607
4/30/2022	$12,571	$13,675
5/31/2022	$12,893	$13,797
6/30/2022	$11,592	$12,519
7/31/2022	$12,142	$13,145
8/31/2022	$11,310	$12,522
9/30/2022	$10,224	$11,356
10/31/2022	$10,975	$11,968
11/30/2022	$12,423	$13,318
12/31/2022	$12,239	$13,332
1/31/2023	$13,284	$14,413
2/28/2023	$12,933	$14,114
3/31/2023	$13,189	$14,482
4/30/2023	$13,547	$14,906
5/31/2023	$13,001	$14,294
6/30/2023	$13,513	$14,949
7/31/2023	$13,897	$15,434
8/31/2023	$13,371	$14,845
9/30/2023	$12,886	$14,344
10/31/2023	$12,401	$13,764
11/30/2023	$13,365	$15,044
12/31/2023	$14,178	$15,846
1/31/2024	$14,026	$15,938
2/29/2024	$14,269	$16,232
3/31/2024	$14,692	$16,785
4/30/2024	$14,241	$16,373
5/31/2024	$15,005	$17,028
6/30/2024	$14,643	$16,757
7/31/2024	$15,220	$17,250
8/31/2024	$15,706	$17,813
9/30/2024	$15,838	$17,985
10/31/2024	$14,963	$17,009
11/30/2024	$15,046	$16,916
12/31/2024	$14,657	$16,534
1/31/2025	$15,406	$17,405
2/28/2025	$16,062	$17,745
3/31/2025	$16,070	$17,693
4/30/2025	$16,398	$18,523
5/31/2025	$17,254	$19,397
6/30/2025	$17,718	$19,829
7/31/2025	$17,240	$19,552
8/31/2025	$17,868	$20,388
9/30/2025	$18,139	$20,787
10/31/2025	$18,367	$21,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C5E	1 Year	5 Years	Since Inception 3/10/17
Class R4	22.75%	12.27%	7.28%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.98%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000156759
Shareholder Report [Line Items]
Fund Name			Transamerica International Equity
Class Name			Class R6
Trading Symbol			TAINX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.77%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 23.10%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The fiscal year ended October 31, 2025 was characterized by signs of moderating inflation and artificial intelligence-related optimism that sent stocks higher, offset by bouts of global trade and geopolitical uncertainty giving investors angst.

  Among regions within the Fund’s benchmark, the MSCI EAFE Index, the above backdrop proved most favorable for the United Kingdom, while stocks in Asia Ex-Japan trailed the most.

  Among sectors within the Fund’s benchmark, financials achieved strong returns, while health care was the only sector to experience a decline.

  Within the Fund, stock selection and positioning within the United Kingdom detracted the most from relative returns. Lack of exposure to large regional index constituents, such as shares of HSBC and Rolls Royce Holdings, were costly to relative results.

  Europe contributed the most to relative results among regions. Positive stock selection effects had the largest impact. Multiple holdings contributed to returns, including a leading cement producer Heidelberg Materials, financial services company Societe General and Irish bank AIB Group.

  From a sector perspective, industrials detracted the most from relative returns. While the Fund’s collection of holdings in the sector produced double-digit returns on average, underweight exposure to the rally among aerospace and defense companies detracted from relative results.

  Materials contributed the most to relative returns due to positive stock selection, especially Heidelberg Materials. The company, one of the world’s largest producers of cement and ready-mixed concrete, has seen its stock price buoyed by several positive developments including positive data points in parts of Europe and the U.S., and a recently announced German stimulus plan favoring infrastructure spending.

  As of the fiscal year end, changes in U.S. trade policies were just beginning to be felt across the global economy and the full impact on trade flows, consumer spending and capital expenditures would not be known for some time. The Fund continues to emphasize a combination of attractive valuations and improving business fundamentals across a variety of sectors and industry groups.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,841	$9,846
12/31/2015	$9,700	$9,715
1/31/2016	$9,116	$9,013
2/29/2016	$8,845	$8,851
3/31/2016	$9,503	$9,435
4/30/2016	$9,631	$9,718
5/31/2016	$9,631	$9,642
6/30/2016	$9,209	$9,322
7/31/2016	$9,683	$9,796
8/31/2016	$9,815	$9,804
9/30/2016	$9,890	$9,929
10/31/2016	$9,763	$9,726
11/30/2016	$9,527	$9,534
12/31/2016	$9,768	$9,862
1/31/2017	$10,022	$10,148
2/28/2017	$10,122	$10,295
3/31/2017	$10,469	$10,590
4/30/2017	$10,764	$10,868
5/31/2017	$11,117	$11,281
6/30/2017	$11,094	$11,264
7/31/2017	$11,335	$11,590
8/31/2017	$11,241	$11,587
10/31/2017	$11,642	$12,062
11/30/2017	$11,801	$12,190
12/31/2017	$11,986	$12,388
1/31/2018	$12,594	$13,010
2/28/2018	$12,016	$12,425
3/31/2018	$11,925	$12,213
4/30/2018	$12,101	$12,505
5/31/2018	$11,840	$12,241
6/30/2018	$11,664	$12,095
7/31/2018	$11,956	$12,393
8/31/2018	$11,731	$12,156
9/30/2018	$11,773	$12,266
10/31/2018	$10,776	$11,291
11/30/2018	$10,758	$11,278
12/31/2018	$10,085	$10,733
1/31/2019	$10,791	$11,440
2/28/2019	$10,913	$11,733
3/31/2019	$10,901	$11,820
4/30/2019	$11,311	$12,164
5/31/2019	$10,503	$11,597
6/30/2019	$11,164	$12,289
7/31/2019	$10,926	$12,134
8/31/2019	$10,695	$11,821
9/30/2019	$11,132	$12,166
10/31/2019	$11,613	$12,604
11/30/2019	$11,786	$12,748
12/31/2019	$12,232	$13,165
1/31/2020	$11,790	$12,891
2/29/2020	$10,839	$11,727
3/31/2020	$8,918	$10,174
4/30/2020	$9,684	$10,840
5/31/2020	$10,146	$11,318
6/30/2020	$10,589	$11,708
7/31/2020	$10,813	$11,983
8/31/2020	$11,348	$12,601
9/30/2020	$11,136	$12,279
10/31/2020	$10,648	$11,790
11/30/2020	$12,391	$13,619
12/31/2020	$13,068	$14,255
1/31/2021	$13,008	$14,104
2/28/2021	$13,396	$14,422
3/31/2021	$13,871	$14,768
4/30/2021	$14,272	$15,224
5/31/2021	$14,794	$15,735
6/30/2021	$14,506	$15,563
7/31/2021	$14,540	$15,681
8/31/2021	$14,720	$15,959
9/30/2021	$14,192	$15,508
10/31/2021	$14,627	$15,893
11/30/2021	$13,991	$15,156
12/31/2021	$14,804	$15,933
1/31/2022	$14,527	$15,164
2/28/2022	$14,090	$14,898
3/31/2022	$13,820	$15,011
4/30/2022	$13,050	$14,052
5/31/2022	$13,390	$14,178
6/30/2022	$12,038	$12,865
7/31/2022	$12,613	$13,508
8/31/2022	$11,753	$12,868
9/30/2022	$10,630	$11,670
10/31/2022	$11,414	$12,298
11/30/2022	$12,918	$13,686
12/31/2022	$12,726	$13,700
1/31/2023	$13,820	$14,812
2/28/2023	$13,456	$14,504
3/31/2023	$13,729	$14,882
4/30/2023	$14,108	$15,318
5/31/2023	$13,540	$14,689
6/30/2023	$14,073	$15,362
7/31/2023	$14,479	$15,861
8/31/2023	$13,932	$15,255
9/30/2023	$13,428	$14,740
10/31/2023	$12,930	$14,144
11/30/2023	$13,932	$15,459
12/31/2023	$14,785	$16,283
1/31/2024	$14,633	$16,379
2/29/2024	$14,879	$16,680
3/31/2024	$15,328	$17,248
4/30/2024	$14,857	$16,825
5/31/2024	$15,668	$17,498
6/30/2024	$15,284	$17,220
7/31/2024	$15,892	$17,727
8/31/2024	$16,399	$18,305
9/30/2024	$16,544	$18,482
10/31/2024	$15,632	$17,479
11/30/2024	$15,726	$17,383
12/31/2024	$15,325	$16,991
1/31/2025	$16,108	$17,886
2/28/2025	$16,795	$18,235
3/31/2025	$16,810	$18,182
4/30/2025	$17,153	$19,034
5/31/2025	$18,057	$19,933
6/30/2025	$18,542	$20,376
7/31/2025	$18,049	$20,092
8/31/2025	$18,713	$20,951
9/30/2025	$18,997	$21,361
10/31/2025	$19,243	$21,615

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3C5B	1 Year	5 Years	10 Years
Class R6	23.10%	12.57%	6.76%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 4,491,712,608
Holdings Count | Holding			109
Advisory Fees Paid, Amount			$ 30,526,558
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,491,712,608
Number of Portfolio Holdings	109
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$30,526,558

Holdings [Text Block]
Japan	20.0%
United Kingdom	14.6
Germany	12.3
France	11.6
Switzerland	6.6
Netherlands	5.6
Ireland	5.1
Hong Kong	3.4
Australia	2.8
Sweden	2.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	25.4%
Industrials	14.9
Information Technology	12.6
Consumer Discretionary	11.6
Health Care	9.1
Consumer Staples	7.8
Energy	6.3
Materials	6.1
Utilities	1.8
Communication Services	1.4
Real Estate	0.7
Preferred Stocks	0.7
Repurchase Agreements	0.6
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.4%
ASML Holding NV	2.4
Hitachi Ltd.	2.4
Societe Generale SA	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0
Samsung Electronics Co. Ltd.	1.9
SAP SE	1.8
Veolia Environnement SA	1.8
DBS Group Holdings Ltd.	1.8
Lloyds Banking Group PLC	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000198978
Shareholder Report [Line Items]
Fund Name			Transamerica International Focus
Class Name			Class A
Trading Symbol			TGRHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.20%

Expenses Paid, Amount			$ 125
Expense Ratio, Percent			1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 8.74%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  From a sector perspective, holdings and an underweight in financials and holdings in industrials detracted the most from benchmark relative performance during the fiscal year ended October 31, 2025, while an underweight in health care and holdings in consumer staples were the largest contributors.

  Among countries and regions, the Fund’s holdings in Western Europe and non-index exposure to U.S./Canada detracted; non-index exposure to Emerging Asia contributed.

  Stylistically, the Fund’s growth style was out of favor during the fiscal year, as reflected in the MSCI EAFE Value Index materially outperforming the MSCI EAFE Growth Index.

  Top individual detractors included Sika, Wolters Kluwer, Keyence, Ferrari, and Constellation Software. Sika, ICON, and Ferrari detracted as a result of softening short-term demand for their respective markets. Additionally, Keyence continued to deal with elevated business level cyclicality, while Wolters Kluwer dealt with multiple compression due to rising AI threats and executive shuffles.

  Top contributors were Taiwan Semiconductor, Safran, Ajinomoto, Belimo and Hoya. Taiwan Semiconductor, Ajinomoto, Belimo, and Hoya all benefited from increasing semiconductor demand and data center growth as AI sentiment boomed. Safran benefited from strong engine deliveries, after-market services, and increasing defense demand.

  Markets were shaped by political realignments, trade frictions, and AI-driven sector dynamics.

  While valuation expansion drove most of the market returns during the fiscal year, earnings growth remains the primary driver of returns over the long term, in the sub-adviser's view.

  The views expressed reflect the opinions of Sands Capital Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index
3/1/2018	$9,447	$10,000
3/31/2018	$9,458	$9,830
4/30/2018	$9,532	$10,065
5/31/2018	$9,341	$9,852
6/30/2018	$9,139	$9,735
7/31/2018	$9,235	$9,975
8/31/2018	$9,139	$9,783
9/30/2018	$9,203	$9,873
10/31/2018	$8,342	$9,087
11/30/2018	$8,278	$9,077
12/31/2018	$7,883	$8,639
1/31/2019	$8,443	$9,208
2/28/2019	$8,710	$9,443
3/31/2019	$8,837	$9,513
4/30/2019	$9,155	$9,790
5/31/2019	$8,608	$9,334
6/30/2019	$9,142	$9,891
7/31/2019	$9,079	$9,766
8/31/2019	$8,888	$9,514
9/30/2019	$9,155	$9,792
10/31/2019	$9,575	$10,145
11/30/2019	$9,575	$10,261
12/31/2019	$10,035	$10,596
1/31/2020	$9,919	$10,375
2/29/2020	$9,299	$9,439
3/31/2020	$7,788	$8,189
4/30/2020	$8,447	$8,724
5/31/2020	$9,054	$9,110
6/30/2020	$9,557	$9,423
7/31/2020	$10,138	$9,645
8/31/2020	$10,474	$10,142
9/30/2020	$10,306	$9,883
10/31/2020	$10,035	$9,489
11/30/2020	$11,494	$10,962
12/31/2020	$12,125	$11,473
1/31/2021	$12,164	$11,352
2/28/2021	$12,256	$11,608
3/31/2021	$12,399	$11,886
4/30/2021	$12,763	$12,253
5/31/2021	$13,179	$12,665
6/30/2021	$13,010	$12,526
7/31/2021	$12,945	$12,621
8/31/2021	$13,101	$12,845
9/30/2021	$12,802	$12,482
10/31/2021	$13,101	$12,792
11/30/2021	$12,711	$12,198
12/31/2021	$13,383	$12,824
1/31/2022	$12,680	$12,205
2/28/2022	$12,198	$11,991
3/31/2022	$12,046	$12,081
4/30/2022	$11,068	$11,310
5/31/2022	$11,233	$11,411
6/30/2022	$10,061	$10,355
7/31/2022	$10,627	$10,872
8/31/2022	$10,089	$10,356
9/30/2022	$9,042	$9,392
10/31/2022	$9,607	$9,898
11/30/2022	$10,916	$11,015
12/31/2022	$10,627	$11,027
1/31/2023	$11,368	$11,921
2/28/2023	$11,018	$11,674
3/31/2023	$11,256	$11,978
4/30/2023	$11,354	$12,328
5/31/2023	$10,878	$11,823
6/30/2023	$11,452	$12,364
7/31/2023	$11,801	$12,766
8/31/2023	$11,438	$12,278
9/30/2023	$11,074	$11,864
10/31/2023	$10,738	$11,384
11/30/2023	$11,382	$12,443
12/31/2023	$11,919	$13,106
1/31/2024	$11,767	$13,182
2/29/2024	$12,343	$13,425
3/31/2024	$12,797	$13,882
4/30/2024	$12,388	$13,542
5/31/2024	$12,782	$14,083
6/30/2024	$12,494	$13,859
7/31/2024	$12,737	$14,267
8/31/2024	$12,903	$14,733
9/30/2024	$12,706	$14,875
10/31/2024	$12,010	$14,068
11/30/2024	$12,191	$13,991
12/31/2024	$11,785	$13,675
1/31/2025	$12,295	$14,395
2/28/2025	$12,240	$14,676
3/31/2025	$11,730	$14,634
4/30/2025	$12,313	$15,320
5/31/2025	$13,060	$16,043
6/30/2025	$13,461	$16,400
7/31/2025	$13,187	$16,171
8/31/2025	$13,042	$16,863
9/30/2025	$13,206	$17,193
10/31/2025	$13,060	$17,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BL1	1 Year	5 Years	Since Inception 3/1/18
Class A with Load	2.78%	4.23%	3.54%
Class A	8.74%	5.41%	4.31%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	7.49%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 650,056,367
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 5,369,557
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$650,056,367
Number of Portfolio Holdings	32
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,369,557

Holdings [Text Block]
Japan	20.6%
Canada	10.8
United States	8.5
Netherlands	8.5
France	7.1
United Kingdom	6.9
Switzerland	6.0
Taiwan	5.6
Germany	5.6
Norway	3.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.3%
Information Technology	19.9
Consumer Discretionary	17.2
Financials	12.7
Consumer Staples	10.8
Materials	5.9
Communication Services	5.2
Health Care	4.0
Repurchase Agreements	3.6
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.6%
Safran SA	5.0
ITOCHU Corp.	4.5
Ajinomoto Co., Inc.	4.3
Hoya Corp.	4.0
Salmar ASA	3.8
Compass Group PLC	3.7
AIA Group Ltd.	3.5
ASM International NV	3.5
Belimo Holding AG	3.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]			The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.
Material Fund Change Strategies [Text Block]

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

Material Fund Change Adviser [Text Block]

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000198980
Shareholder Report [Line Items]
Fund Name			Transamerica International Focus
Class Name			Class I
Trading Symbol			TGRGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 9.21%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  From a sector perspective, holdings and an underweight in financials and holdings in industrials detracted the most from benchmark relative performance during the fiscal year ended October 31, 2025, while an underweight in health care and holdings in consumer staples were the largest contributors.

  Among countries and regions, the Fund’s holdings in Western Europe and non-index exposure to U.S./Canada detracted; non-index exposure to Emerging Asia contributed.

  Stylistically, the Fund’s growth style was out of favor during the fiscal year, as reflected in the MSCI EAFE Value Index materially outperforming the MSCI EAFE Growth Index.

  Top individual detractors included Sika, Wolters Kluwer, Keyence, Ferrari, and Constellation Software. Sika, ICON, and Ferrari detracted as a result of softening short-term demand for their respective markets. Additionally, Keyence continued to deal with elevated business level cyclicality, while Wolters Kluwer dealt with multiple compression due to rising AI threats and executive shuffles.

  Top contributors were Taiwan Semiconductor, Safran, Ajinomoto, Belimo and Hoya. Taiwan Semiconductor, Ajinomoto, Belimo, and Hoya all benefited from increasing semiconductor demand and data center growth as AI sentiment boomed. Safran benefited from strong engine deliveries, after-market services, and increasing defense demand.

  Markets were shaped by political realignments, trade frictions, and AI-driven sector dynamics.

  While valuation expansion drove most of the market returns during the fiscal year, earnings growth remains the primary driver of returns over the long term, in the sub-adviser's view.

  The views expressed reflect the opinions of Sands Capital Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
3/1/2018	$10,000	$10,000
3/31/2018	$10,011	$9,830
4/30/2018	$10,090	$10,065
5/31/2018	$9,888	$9,852
6/30/2018	$9,674	$9,735
7/31/2018	$9,775	$9,975
8/31/2018	$9,674	$9,783
9/30/2018	$9,753	$9,873
10/31/2018	$8,841	$9,087
11/30/2018	$8,774	$9,077
12/31/2018	$8,362	$8,639
1/31/2019	$8,954	$9,208
2/28/2019	$9,237	$9,443
3/31/2019	$9,385	$9,513
4/30/2019	$9,709	$9,790
5/31/2019	$9,130	$9,334
6/30/2019	$9,695	$9,891
7/31/2019	$9,628	$9,766
8/31/2019	$9,426	$9,514
9/30/2019	$9,722	$9,792
10/31/2019	$10,166	$10,145
11/30/2019	$10,166	$10,261
12/31/2019	$10,644	$10,596
1/31/2020	$10,534	$10,375
2/29/2020	$9,877	$9,439
3/31/2020	$8,274	$8,189
4/30/2020	$8,972	$8,724
5/31/2020	$9,630	$9,110
6/30/2020	$10,164	$9,423
7/31/2020	$10,781	$9,645
8/31/2020	$11,137	$10,142
9/30/2020	$10,959	$9,883
10/31/2020	$10,671	$9,489
11/30/2020	$12,219	$10,962
12/31/2020	$12,897	$11,473
1/31/2021	$12,938	$11,352
2/28/2021	$13,049	$11,608
3/31/2021	$13,187	$11,886
4/30/2021	$13,587	$12,253
5/31/2021	$14,043	$12,665
6/30/2021	$13,850	$12,526
7/31/2021	$13,795	$12,621
8/31/2021	$13,960	$12,845
9/30/2021	$13,657	$12,482
10/31/2021	$13,974	$12,792
11/30/2021	$13,560	$12,198
12/31/2021	$14,271	$12,824
1/31/2022	$13,525	$12,205
2/28/2022	$13,027	$11,991
3/31/2022	$12,881	$12,081
4/30/2022	$11,827	$11,310
5/31/2022	$12,017	$11,411
6/30/2022	$10,758	$10,355
7/31/2022	$11,358	$10,872
8/31/2022	$10,788	$10,356
9/30/2022	$9,675	$9,392
10/31/2022	$10,275	$9,898
11/30/2022	$11,680	$11,015
12/31/2022	$11,376	$11,027
1/31/2023	$12,165	$11,921
2/28/2023	$11,793	$11,674
3/31/2023	$12,046	$11,978
4/30/2023	$12,165	$12,328
5/31/2023	$11,659	$11,823
6/30/2023	$12,269	$12,364
7/31/2023	$12,657	$12,766
8/31/2023	$12,269	$12,278
9/30/2023	$11,882	$11,864
10/31/2023	$11,525	$11,384
11/30/2023	$12,225	$12,443
12/31/2023	$12,797	$13,106
1/31/2024	$12,651	$13,182
2/29/2024	$13,265	$13,425
3/31/2024	$13,750	$13,882
4/30/2024	$13,314	$13,542
5/31/2024	$13,750	$14,083
6/30/2024	$13,443	$13,859
7/31/2024	$13,718	$14,267
8/31/2024	$13,896	$14,733
9/30/2024	$13,669	$14,875
10/31/2024	$12,942	$14,068
11/30/2024	$13,136	$13,991
12/31/2024	$12,698	$13,675
1/31/2025	$13,261	$14,395
2/28/2025	$13,203	$14,676
3/31/2025	$12,659	$14,634
4/30/2025	$13,281	$15,320
5/31/2025	$14,098	$16,043
6/30/2025	$14,545	$16,400
7/31/2025	$14,234	$16,171
8/31/2025	$14,078	$16,863
9/30/2025	$14,253	$17,193
10/31/2025	$14,117	$17,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BL8	1 Year	5 Years	Since Inception 3/1/18
Class I	9.21%	5.76%	4.60%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	7.49%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 650,056,367
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 5,369,557
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$650,056,367
Number of Portfolio Holdings	32
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,369,557

Holdings [Text Block]
Japan	20.6%
Canada	10.8
United States	8.5
Netherlands	8.5
France	7.1
United Kingdom	6.9
Switzerland	6.0
Taiwan	5.6
Germany	5.6
Norway	3.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.3%
Information Technology	19.9
Consumer Discretionary	17.2
Financials	12.7
Consumer Staples	10.8
Materials	5.9
Communication Services	5.2
Health Care	4.0
Repurchase Agreements	3.6
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.6%
Safran SA	5.0
ITOCHU Corp.	4.5
Ajinomoto Co., Inc.	4.3
Hoya Corp.	4.0
Salmar ASA	3.8
Compass Group PLC	3.7
AIA Group Ltd.	3.5
ASM International NV	3.5
Belimo Holding AG	3.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]			The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.
Material Fund Change Strategies [Text Block]

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

Material Fund Change Adviser [Text Block]

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021184
Shareholder Report [Line Items]
Fund Name			Transamerica International Focus
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$86	0.82%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 9.28%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  From a sector perspective, holdings and an underweight in financials and holdings in industrials detracted the most from benchmark relative performance during the fiscal year ended October 31, 2025, while an underweight in health care and holdings in consumer staples were the largest contributors.

  Among countries and regions, the Fund’s holdings in Western Europe and non-index exposure to U.S./Canada detracted; non-index exposure to Emerging Asia contributed.

  Stylistically, the Fund’s growth style was out of favor during the fiscal year, as reflected in the MSCI EAFE Value Index materially outperforming the MSCI EAFE Growth Index.

  Top individual detractors included Sika, Wolters Kluwer, Keyence, Ferrari, and Constellation Software. Sika, ICON, and Ferrari detracted as a result of softening short-term demand for their respective markets. Additionally, Keyence continued to deal with elevated business level cyclicality, while Wolters Kluwer dealt with multiple compression due to rising AI threats and executive shuffles.

  Top contributors were Taiwan Semiconductor, Safran, Ajinomoto, Belimo and Hoya. Taiwan Semiconductor, Ajinomoto, Belimo, and Hoya all benefited from increasing semiconductor demand and data center growth as AI sentiment boomed. Safran benefited from strong engine deliveries, after-market services, and increasing defense demand.

  Markets were shaped by political realignments, trade frictions, and AI-driven sector dynamics.

  While valuation expansion drove most of the market returns during the fiscal year, earnings growth remains the primary driver of returns over the long term, in the sub-adviser's view.

  The views expressed reflect the opinions of Sands Capital Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,859	$9,846
12/31/2015	$9,651	$9,715
1/31/2016	$9,055	$9,013
2/29/2016	$8,896	$8,851
3/31/2016	$9,413	$9,435
4/30/2016	$9,558	$9,718
5/31/2016	$9,505	$9,642
6/30/2016	$9,267	$9,322
7/31/2016	$9,651	$9,796
8/31/2016	$9,744	$9,804
9/30/2016	$9,823	$9,929
10/31/2016	$9,625	$9,726
11/30/2016	$9,386	$9,534
12/31/2016	$9,664	$9,862
1/31/2017	$10,012	$10,148
2/28/2017	$10,079	$10,295
3/31/2017	$10,427	$10,590
4/30/2017	$10,829	$10,868
5/31/2017	$11,351	$11,281
6/30/2017	$11,364	$11,264
7/31/2017	$11,632	$11,590
8/31/2017	$11,618	$11,587
10/31/2017	$12,074	$12,062
11/30/2017	$12,167	$12,190
12/31/2017	$12,330	$12,388
1/31/2018	$12,874	$13,010
2/28/2018	$12,289	$12,425
3/31/2018	$12,112	$12,213
4/30/2018	$12,221	$12,505
5/31/2018	$11,962	$12,241
6/30/2018	$11,717	$12,095
7/31/2018	$11,840	$12,393
8/31/2018	$11,717	$12,156
9/30/2018	$11,799	$12,266
10/31/2018	$10,710	$11,291
11/30/2018	$10,629	$11,278
12/31/2018	$10,128	$10,733
1/31/2019	$10,849	$11,440
2/28/2019	$11,193	$11,733
3/31/2019	$11,374	$11,820
4/30/2019	$11,767	$12,164
5/31/2019	$11,079	$11,597
6/30/2019	$11,767	$12,289
7/31/2019	$11,685	$12,134
8/31/2019	$11,456	$11,821
9/30/2019	$11,800	$12,166
10/31/2019	$12,341	$12,604
11/30/2019	$12,357	$12,748
12/31/2019	$12,932	$13,165
1/31/2020	$12,799	$12,891
2/29/2020	$11,997	$11,727
3/31/2020	$10,059	$10,174
4/30/2020	$10,911	$10,840
5/31/2020	$11,713	$11,318
6/30/2020	$12,364	$11,708
7/31/2020	$13,116	$11,983
8/31/2020	$13,551	$12,601
9/30/2020	$13,333	$12,279
10/31/2020	$12,999	$11,790
11/30/2020	$14,887	$13,619
12/31/2020	$15,713	$14,255
1/31/2021	$15,764	$14,104
2/28/2021	$15,882	$14,422
3/31/2021	$16,068	$14,768
4/30/2021	$16,540	$15,224
5/31/2021	$17,097	$15,735
6/30/2021	$16,878	$15,563
7/31/2021	$16,810	$15,681
8/31/2021	$17,013	$15,959
9/30/2021	$16,642	$15,508
10/31/2021	$17,030	$15,893
11/30/2021	$16,523	$15,156
12/31/2021	$17,406	$15,933
1/31/2022	$16,491	$15,164
2/28/2022	$15,881	$14,898
3/31/2022	$15,701	$15,011
4/30/2022	$14,427	$14,052
5/31/2022	$14,661	$14,178
6/30/2022	$13,117	$12,865
7/31/2022	$13,871	$13,508
8/31/2022	$13,171	$12,868
9/30/2022	$11,807	$11,670
10/31/2022	$12,561	$12,298
11/30/2022	$14,266	$13,686
12/31/2022	$13,888	$13,700
1/31/2023	$14,875	$14,812
2/28/2023	$14,418	$14,504
3/31/2023	$14,729	$14,882
4/30/2023	$14,857	$15,318
5/31/2023	$14,254	$14,689
6/30/2023	$14,985	$15,362
7/31/2023	$15,460	$15,861
8/31/2023	$14,985	$15,255
9/30/2023	$14,528	$14,740
10/31/2023	$14,089	$14,144
11/30/2023	$14,930	$15,459
12/31/2023	$15,644	$16,283
1/31/2024	$15,465	$16,379
2/29/2024	$16,199	$16,680
3/31/2024	$16,795	$17,248
4/30/2024	$16,259	$16,825
5/31/2024	$16,795	$17,498
6/30/2024	$16,438	$17,220
7/31/2024	$16,755	$17,727
8/31/2024	$16,974	$18,305
9/30/2024	$16,716	$18,482
10/31/2024	$15,802	$17,479
11/30/2024	$16,061	$17,383
12/31/2024	$15,521	$16,991
1/31/2025	$16,215	$17,886
2/28/2025	$16,143	$18,235
3/31/2025	$15,473	$18,182
4/30/2025	$16,239	$19,034
5/31/2025	$17,221	$19,933
6/30/2025	$17,772	$20,376
7/31/2025	$17,413	$20,092
8/31/2025	$17,221	$20,951
9/30/2025	$17,437	$21,361
10/31/2025	$17,269	$21,615

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BL4	1 Year	5 Years	10 Years
Class I2	9.28%	5.84%	5.62%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 650,056,367
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 5,369,557
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$650,056,367
Number of Portfolio Holdings	32
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,369,557

Holdings [Text Block]
Japan	20.6%
Canada	10.8
United States	8.5
Netherlands	8.5
France	7.1
United Kingdom	6.9
Switzerland	6.0
Taiwan	5.6
Germany	5.6
Norway	3.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.3%
Information Technology	19.9
Consumer Discretionary	17.2
Financials	12.7
Consumer Staples	10.8
Materials	5.9
Communication Services	5.2
Health Care	4.0
Repurchase Agreements	3.6
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.6%
Safran SA	5.0
ITOCHU Corp.	4.5
Ajinomoto Co., Inc.	4.3
Hoya Corp.	4.0
Salmar ASA	3.8
Compass Group PLC	3.7
AIA Group Ltd.	3.5
ASM International NV	3.5
Belimo Holding AG	3.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]			The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.
Material Fund Change Strategies [Text Block]

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

Material Fund Change Adviser [Text Block]

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000198983
Shareholder Report [Line Items]
Fund Name			Transamerica International Focus
Class Name			Class R6
Trading Symbol			TGRFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.82%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 9.22%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  From a sector perspective, holdings and an underweight in financials and holdings in industrials detracted the most from benchmark relative performance during the fiscal year ended October 31, 2025, while an underweight in health care and holdings in consumer staples were the largest contributors.

  Among countries and regions, the Fund’s holdings in Western Europe and non-index exposure to U.S./Canada detracted; non-index exposure to Emerging Asia contributed.

  Stylistically, the Fund’s growth style was out of favor during the fiscal year, as reflected in the MSCI EAFE Value Index materially outperforming the MSCI EAFE Growth Index.

  Top individual detractors included Sika, Wolters Kluwer, Keyence, Ferrari, and Constellation Software. Sika, ICON, and Ferrari detracted as a result of softening short-term demand for their respective markets. Additionally, Keyence continued to deal with elevated business level cyclicality, while Wolters Kluwer dealt with multiple compression due to rising AI threats and executive shuffles.

  Top contributors were Taiwan Semiconductor, Safran, Ajinomoto, Belimo and Hoya. Taiwan Semiconductor, Ajinomoto, Belimo, and Hoya all benefited from increasing semiconductor demand and data center growth as AI sentiment boomed. Safran benefited from strong engine deliveries, after-market services, and increasing defense demand.

  Markets were shaped by political realignments, trade frictions, and AI-driven sector dynamics.

  While valuation expansion drove most of the market returns during the fiscal year, earnings growth remains the primary driver of returns over the long term, in the sub-adviser's view.

  The views expressed reflect the opinions of Sands Capital Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
3/1/2018	$10,000	$10,000
3/31/2018	$10,011	$9,830
4/30/2018	$10,101	$10,065
5/31/2018	$9,888	$9,852
6/30/2018	$9,674	$9,735
7/31/2018	$9,786	$9,975
8/31/2018	$9,685	$9,783
9/30/2018	$9,753	$9,873
10/31/2018	$8,853	$9,087
11/30/2018	$8,785	$9,077
12/31/2018	$8,377	$8,639
1/31/2019	$8,971	$9,208
2/28/2019	$9,254	$9,443
3/31/2019	$9,402	$9,513
4/30/2019	$9,726	$9,790
5/31/2019	$9,159	$9,334
6/30/2019	$9,726	$9,891
7/31/2019	$9,658	$9,766
8/31/2019	$9,470	$9,514
9/30/2019	$9,753	$9,792
10/31/2019	$10,212	$10,145
11/30/2019	$10,212	$10,261
12/31/2019	$10,700	$10,596
1/31/2020	$10,576	$10,375
2/29/2020	$9,916	$9,439
3/31/2020	$8,321	$8,189
4/30/2020	$9,008	$8,724
5/31/2020	$9,682	$9,110
6/30/2020	$10,218	$9,423
7/31/2020	$10,837	$9,645
8/31/2020	$11,195	$10,142
9/30/2020	$11,030	$9,883
10/31/2020	$10,741	$9,489
11/30/2020	$12,295	$10,962
12/31/2020	$12,990	$11,473
1/31/2021	$13,031	$11,352
2/28/2021	$13,129	$11,608
3/31/2021	$13,281	$11,886
4/30/2021	$13,670	$12,253
5/31/2021	$14,143	$12,665
6/30/2021	$13,948	$12,526
7/31/2021	$13,893	$12,621
8/31/2021	$14,073	$12,845
9/30/2021	$13,754	$12,482
10/31/2021	$14,073	$12,792
11/30/2021	$13,656	$12,198
12/31/2021	$14,384	$12,824
1/31/2022	$13,631	$12,205
2/28/2022	$13,129	$11,991
3/31/2022	$12,981	$12,081
4/30/2022	$11,918	$11,310
5/31/2022	$12,110	$11,411
6/30/2022	$10,855	$10,355
7/31/2022	$11,460	$10,872
8/31/2022	$10,884	$10,356
9/30/2022	$9,762	$9,392
10/31/2022	$10,382	$9,898
11/30/2022	$11,800	$11,015
12/31/2022	$11,489	$11,027
1/31/2023	$12,286	$11,921
2/28/2023	$11,910	$11,674
3/31/2023	$12,166	$11,978
4/30/2023	$12,286	$12,328
5/31/2023	$11,775	$11,823
6/30/2023	$12,391	$12,364
7/31/2023	$12,782	$12,766
8/31/2023	$12,376	$12,278
9/30/2023	$12,000	$11,864
10/31/2023	$11,640	$11,384
11/30/2023	$12,346	$12,443
12/31/2023	$12,934	$13,106
1/31/2024	$12,771	$13,182
2/29/2024	$13,391	$13,425
3/31/2024	$13,898	$13,882
4/30/2024	$13,440	$13,542
5/31/2024	$13,881	$14,083
6/30/2024	$13,571	$13,859
7/31/2024	$13,849	$14,267
8/31/2024	$14,028	$14,733
9/30/2024	$13,816	$14,875
10/31/2024	$13,065	$14,068
11/30/2024	$13,277	$13,991
12/31/2024	$12,833	$13,675
1/31/2025	$13,404	$14,395
2/28/2025	$13,325	$14,676
3/31/2025	$12,774	$14,634
4/30/2025	$13,404	$15,320
5/31/2025	$14,230	$16,043
6/30/2025	$14,683	$16,400
7/31/2025	$14,388	$16,171
8/31/2025	$14,230	$16,863
9/30/2025	$14,407	$17,193
10/31/2025	$14,270	$17,397

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3BLB	1 Year	5 Years	Since Inception 3/1/18
Class R6	9.22%	5.85%	4.74%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	7.49%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date		Nov. 01, 2024
AssetsNet			$ 650,056,367
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 5,369,557
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$650,056,367
Number of Portfolio Holdings	32
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,369,557

Holdings [Text Block]
Japan	20.6%
Canada	10.8
United States	8.5
Netherlands	8.5
France	7.1
United Kingdom	6.9
Switzerland	6.0
Taiwan	5.6
Germany	5.6
Norway	3.8

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	20.3%
Information Technology	19.9
Consumer Discretionary	17.2
Financials	12.7
Consumer Staples	10.8
Materials	5.9
Communication Services	5.2
Health Care	4.0
Repurchase Agreements	3.6
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.6%
Safran SA	5.0
ITOCHU Corp.	4.5
Ajinomoto Co., Inc.	4.3
Hoya Corp.	4.0
Salmar ASA	3.8
Compass Group PLC	3.7
AIA Group Ltd.	3.5
ASM International NV	3.5
Belimo Holding AG	3.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

Material Fund Change Expenses [Text Block]			The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.
Material Fund Change Strategies [Text Block]

  In connection with this sub-adviser change, and as set forth in the Supplement to the Fund’s prospectus dated October 25, 2024, the Fund’s principal investment strategies were revised to reflect a more concentrated growth strategy and the Fund’s principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk.

Material Fund Change Adviser [Text Block]

An information statement was made available to investors that provided certain information about Sands Capital and the terms of the new sub-advisory arrangements.

  Effective December 12, 2024, Sands Capital Management, LLC (“Sands Capital”) was approved as the Fund’s continuing sub-adviser. Sands Capital was previously appointed interim sub-adviser for the Fund effective as of the close of business on October 25, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000122145
Shareholder Report [Line Items]
Fund Name			Transamerica International Small Cap Value
Class Name			Class I
Trading Symbol			TISVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.02%

Expenses Paid, Amount			$ 115
Expense Ratio, Percent			1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 24.70%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%. The performance benchmark, the MSCI EAFE Small Cap Index, returned 25.14% over the same period.

  Thompson, Siegel & Walmsley LLC (“TSW”) sub-advised the Fund in this market environment by executing a disciplined investment process during the fiscal year ended October 31, 2025. TSW’s process is bottom up and utilizes value investing principles.

  The Fund underperformed its benchmark, the MSCI EAFE Small Cap Index, for the fiscal year.

  Stock selection within the U.K. detracted the most from relative performance. Homebuilder Barratt Redrow was among individual detractors. Despite softer demand from potential property tax hikes, as of period end, the Fund retained the position because TSW believed the company could achieve returns greater than its cost of capital by building homes in an already under supplied housing market in the U.K.

  Japan contributed the most among regions. Sports equipment company Yonex and HVAC company Takasago Thermal were top contributors.

  At the sector level, health care holdings detracted the most from relative returns. German plastic and glass manufacturer Gerresheimer issued a profit warning due to subdued demand both in cosmetic and containment in oral liquid medications. Japanese dental equipment company Nakanishi saw strong sales growth, but investor worries over margins caused the stock to trail the sector. The Fund retained the position because TSW believed the company’s opportunity to expand into North America, alongside increased shareholder returns through buybacks, could yield an attractive reward relative to its risk profile.

  An overweight in financials was the top sector contributor. Positive stock selection within financials also contributed to performance. Examples included: Swiss online financial service company Swissquote and Bank of Ireland.

  The views expressed reflect the opinions of TSW as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,831	$9,846	$10,004
12/31/2015	$9,863	$9,715	$10,079
1/31/2016	$9,358	$9,013	$9,287
2/29/2016	$9,255	$8,851	$9,277
3/31/2016	$9,812	$9,435	$10,027
4/30/2016	$9,735	$9,718	$10,263
5/31/2016	$9,889	$9,642	$10,325
6/30/2016	$9,349	$9,322	$9,784
7/31/2016	$9,863	$9,796	$10,385
8/31/2016	$9,726	$9,804	$10,325
9/30/2016	$9,906	$9,929	$10,636
10/31/2016	$9,752	$9,726	$10,335
11/30/2016	$9,495	$9,534	$10,046
12/31/2016	$9,780	$9,862	$10,336
1/31/2017	$9,965	$10,148	$10,702
2/28/2017	$10,238	$10,295	$10,943
3/31/2017	$10,476	$10,590	$11,170
4/30/2017	$10,872	$10,868	$11,655
5/31/2017	$11,225	$11,281	$12,095
6/30/2017	$11,277	$11,264	$12,098
7/31/2017	$11,647	$11,590	$12,538
8/31/2017	$11,771	$11,587	$12,642
10/31/2017	$12,044	$12,062	$13,228
11/30/2017	$12,396	$12,190	$13,438
12/31/2017	$12,760	$12,388	$13,799
1/31/2018	$13,332	$13,010	$14,505
2/28/2018	$12,841	$12,425	$13,992
3/31/2018	$12,841	$12,213	$13,843
4/30/2018	$12,987	$12,505	$14,041
5/31/2018	$12,950	$12,241	$13,918
6/30/2018	$12,723	$12,095	$13,652
7/31/2018	$12,769	$12,393	$13,743
8/31/2018	$12,551	$12,156	$13,634
9/30/2018	$12,533	$12,266	$13,541
10/31/2018	$11,297	$11,291	$12,239
11/30/2018	$11,207	$11,278	$12,154
12/31/2018	$10,685	$10,733	$11,372
1/31/2019	$11,335	$11,440	$12,289
2/28/2019	$11,542	$11,733	$12,566
3/31/2019	$11,483	$11,820	$12,596
4/30/2019	$11,838	$12,164	$12,984
5/31/2019	$11,119	$11,597	$12,310
6/30/2019	$11,749	$12,289	$12,838
7/31/2019	$11,621	$12,134	$12,748
8/31/2019	$11,552	$11,821	$12,435
9/30/2019	$11,847	$12,166	$12,790
10/31/2019	$12,409	$12,604	$13,373
11/30/2019	$12,734	$12,748	$13,670
12/31/2019	$13,408	$13,165	$14,269
1/31/2020	$13,066	$12,891	$13,857
2/29/2020	$11,869	$11,727	$12,500
3/31/2020	$9,707	$10,174	$10,353
4/30/2020	$10,592	$10,840	$11,434
5/31/2020	$11,215	$11,318	$12,256
6/30/2020	$11,507	$11,708	$12,428
7/31/2020	$11,758	$11,983	$12,848
8/31/2020	$12,442	$12,601	$13,809
9/30/2020	$12,442	$12,279	$13,711
10/31/2020	$12,010	$11,790	$13,237
11/30/2020	$13,800	$13,619	$15,057
12/31/2020	$14,604	$14,255	$16,088
1/31/2021	$14,421	$14,104	$16,030
2/28/2021	$14,919	$14,422	$16,457
3/31/2021	$15,549	$14,768	$16,827
4/30/2021	$16,210	$15,224	$17,513
5/31/2021	$16,596	$15,735	$17,874
6/30/2021	$16,129	$15,563	$17,583
7/31/2021	$16,484	$15,681	$17,885
8/31/2021	$17,094	$15,959	$18,403
9/30/2021	$16,291	$15,508	$17,753
10/31/2021	$16,566	$15,893	$18,034
11/30/2021	$15,559	$15,156	$17,028
12/31/2021	$16,406	$15,933	$17,775
1/31/2022	$15,434	$15,164	$16,475
2/28/2022	$14,959	$14,898	$16,268
3/31/2022	$14,516	$15,011	$16,276
4/30/2022	$13,566	$14,052	$15,170
5/31/2022	$13,935	$14,178	$15,077
6/30/2022	$12,457	$12,865	$13,428
7/31/2022	$13,344	$13,508	$14,317
8/31/2022	$12,415	$12,868	$13,685
9/30/2022	$11,127	$11,670	$12,118
10/31/2022	$11,889	$12,298	$12,632
11/30/2022	$13,485	$13,686	$13,887
12/31/2022	$13,562	$13,700	$14,039
1/31/2023	$14,788	$14,812	$15,089
2/28/2023	$14,678	$14,504	$14,764
3/31/2023	$14,996	$14,882	$14,748
4/30/2023	$15,171	$15,318	$15,056
5/31/2023	$14,481	$14,689	$14,443
6/30/2023	$14,996	$15,362	$14,866
7/31/2023	$15,696	$15,861	$15,527
8/31/2023	$15,127	$15,255	$15,013
9/30/2023	$14,438	$14,740	$14,358
10/31/2023	$13,737	$14,144	$13,515
11/30/2023	$14,985	$15,459	$14,877
12/31/2023	$15,914	$16,283	$15,965
1/31/2024	$15,768	$16,379	$15,703
2/29/2024	$16,343	$16,680	$15,766
3/31/2024	$16,850	$17,248	$16,366
4/30/2024	$16,456	$16,825	$15,892
5/31/2024	$17,403	$17,498	$16,597
6/30/2024	$16,850	$17,220	$16,100
7/31/2024	$17,820	$17,727	$17,021
8/31/2024	$18,159	$18,305	$17,361
9/30/2024	$18,260	$18,482	$17,815
10/31/2024	$17,110	$17,479	$16,700
11/30/2024	$17,268	$17,383	$16,715
12/31/2024	$16,791	$16,991	$16,335
1/31/2025	$17,496	$17,886	$16,899
2/28/2025	$17,819	$18,235	$16,853
3/31/2025	$18,058	$18,182	$16,959
4/30/2025	$19,183	$19,034	$17,956
5/31/2025	$20,414	$19,933	$18,983
6/30/2025	$21,359	$20,376	$19,817
7/31/2025	$20,773	$20,092	$19,804
8/31/2025	$21,467	$20,951	$20,723
9/30/2025	$21,754	$21,361	$21,067
10/31/2025	$21,335	$21,615	$20,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CO8	1 Year	5 Years	10 Years
Class I	24.70%	12.18%	7.87%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
MSCI EAFE Small Cap IndexFootnote Reference(b)	25.14%	9.56%	7.65%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed market countries around the world, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,034,969,691
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 7,658,170
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,034,969,691
Number of Portfolio Holdings	116
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,658,170

Holdings [Text Block]
Japan	32.3%
United Kingdom	14.6
France	6.2
Australia	4.7
Netherlands	4.7
Germany	4.1
Ireland	4.0
Norway	3.9
Italy	3.6
Switzerland	3.5

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.9%
Financials	21.7
Consumer Discretionary	11.4
Information Technology	10.0
Communication Services	6.9
Consumer Staples	5.2
Materials	4.7
Health Care	4.6
Energy	4.4
Real Estate	3.1
Repurchase Agreements	1.5
Preferred Stocks	0.6
Other Investment Company	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Bank of Ireland Group PLC	3.7%
Swissquote Group Holding SA	3.5
Van Lanschot Kempen NV	2.4
Eugene Technology Co. Ltd.	2.2
Sanwa Holdings Corp.	2.1
Informa PLC	2.0
Capcom Co. Ltd.	1.9
Takasago Thermal Engineering Co. Ltd.	1.9
Buzzi SpA	1.8
Elis SA	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000122146
Shareholder Report [Line Items]
Fund Name			Transamerica International Small Cap Value
Class Name			Class I2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$105	0.93%

Expenses Paid, Amount			$ 105
Expense Ratio, Percent			0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 24.82%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%. The performance benchmark, the MSCI EAFE Small Cap Index, returned 25.14% over the same period.

  Thompson, Siegel & Walmsley LLC (“TSW”) sub-advised the Fund in this market environment by executing a disciplined investment process during the fiscal year ended October 31, 2025. TSW’s process is bottom up and utilizes value investing principles.

  The Fund underperformed its benchmark, the MSCI EAFE Small Cap Index, for the fiscal year.

  Stock selection within the U.K. detracted the most from relative performance. Homebuilder Barratt Redrow was among individual detractors. Despite softer demand from potential property tax hikes, as of period end, the Fund retained the position because TSW believed the company could achieve returns greater than its cost of capital by building homes in an already under supplied housing market in the U.K.

  Japan contributed the most among regions. Sports equipment company Yonex and HVAC company Takasago Thermal were top contributors.

  At the sector level, health care holdings detracted the most from relative returns. German plastic and glass manufacturer Gerresheimer issued a profit warning due to subdued demand both in cosmetic and containment in oral liquid medications. Japanese dental equipment company Nakanishi saw strong sales growth, but investor worries over margins caused the stock to trail the sector. The Fund retained the position because TSW believed the company’s opportunity to expand into North America, alongside increased shareholder returns through buybacks, could yield an attractive reward relative to its risk profile.

  An overweight in financials was the top sector contributor. Positive stock selection within financials also contributed to performance. Examples included: Swiss online financial service company Swissquote and Bank of Ireland.

  The views expressed reflect the opinions of TSW as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index	MSCI EAFE Small Cap Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,823	$9,846	$10,004
12/31/2015	$9,864	$9,715	$10,079
1/31/2016	$9,351	$9,013	$9,287
2/29/2016	$9,249	$8,851	$9,277
3/31/2016	$9,813	$9,435	$10,027
4/30/2016	$9,736	$9,718	$10,263
5/31/2016	$9,890	$9,642	$10,325
6/30/2016	$9,351	$9,322	$9,784
7/31/2016	$9,864	$9,796	$10,385
8/31/2016	$9,727	$9,804	$10,325
9/30/2016	$9,907	$9,929	$10,636
10/31/2016	$9,762	$9,726	$10,335
11/30/2016	$9,505	$9,534	$10,046
12/31/2016	$9,782	$9,862	$10,336
1/31/2017	$9,976	$10,148	$10,702
2/28/2017	$10,249	$10,295	$10,943
3/31/2017	$10,487	$10,590	$11,170
4/30/2017	$10,883	$10,868	$11,655
5/31/2017	$11,244	$11,281	$12,095
6/30/2017	$11,297	$11,264	$12,098
7/31/2017	$11,667	$11,590	$12,538
8/31/2017	$11,790	$11,587	$12,642
10/31/2017	$12,063	$12,062	$13,228
11/30/2017	$12,415	$12,190	$13,438
12/31/2017	$12,780	$12,388	$13,799
1/31/2018	$13,352	$13,010	$14,505
2/28/2018	$12,871	$12,425	$13,992
3/31/2018	$12,871	$12,213	$13,843
4/30/2018	$13,007	$12,505	$14,041
5/31/2018	$12,980	$12,241	$13,918
6/30/2018	$12,743	$12,095	$13,652
7/31/2018	$12,789	$12,393	$13,743
8/31/2018	$12,580	$12,156	$13,634
9/30/2018	$12,562	$12,266	$13,541
10/31/2018	$11,326	$11,291	$12,239
11/30/2018	$11,236	$11,278	$12,154
12/31/2018	$10,710	$10,733	$11,372
1/31/2019	$11,361	$11,440	$12,289
2/28/2019	$11,577	$11,733	$12,566
3/31/2019	$11,508	$11,820	$12,596
4/30/2019	$11,873	$12,164	$12,984
5/31/2019	$11,153	$11,597	$12,310
6/30/2019	$11,785	$12,289	$12,838
7/31/2019	$11,656	$12,134	$12,748
8/31/2019	$11,587	$11,821	$12,435
9/30/2019	$11,893	$12,166	$12,790
10/31/2019	$12,455	$12,604	$13,373
11/30/2019	$12,781	$12,748	$13,670
12/31/2019	$13,455	$13,165	$14,269
1/31/2020	$13,112	$12,891	$13,857
2/29/2020	$11,912	$11,727	$12,500
3/31/2020	$9,753	$10,174	$10,353
4/30/2020	$10,631	$10,840	$11,434
5/31/2020	$11,266	$11,318	$12,256
6/30/2020	$11,559	$11,708	$12,428
7/31/2020	$11,811	$11,983	$12,848
8/31/2020	$12,497	$12,601	$13,809
9/30/2020	$12,497	$12,279	$13,711
10/31/2020	$12,063	$11,790	$13,237
11/30/2020	$13,868	$13,619	$15,057
12/31/2020	$14,674	$14,255	$16,088
1/31/2021	$14,491	$14,104	$16,030
2/28/2021	$14,991	$14,422	$16,457
3/31/2021	$15,623	$14,768	$16,827
4/30/2021	$16,296	$15,224	$17,513
5/31/2021	$16,683	$15,735	$17,874
6/30/2021	$16,214	$15,563	$17,583
7/31/2021	$16,581	$15,681	$17,885
8/31/2021	$17,183	$15,959	$18,403
9/30/2021	$16,377	$15,508	$17,753
10/31/2021	$16,663	$15,893	$18,034
11/30/2021	$15,653	$15,156	$17,028
12/31/2021	$16,508	$15,933	$17,775
1/31/2022	$15,522	$15,164	$16,475
2/28/2022	$15,055	$14,898	$16,268
3/31/2022	$14,610	$15,011	$16,276
4/30/2022	$13,634	$14,052	$15,170
5/31/2022	$14,005	$14,178	$15,077
6/30/2022	$12,521	$12,865	$13,428
7/31/2022	$13,412	$13,508	$14,317
8/31/2022	$12,489	$12,868	$13,685
9/30/2022	$11,185	$11,670	$12,118
10/31/2022	$11,959	$12,298	$12,632
11/30/2022	$13,571	$13,686	$13,887
12/31/2022	$13,641	$13,700	$14,039
1/31/2023	$14,884	$14,812	$15,089
2/28/2023	$14,763	$14,504	$14,764
3/31/2023	$15,092	$14,882	$14,748
4/30/2023	$15,268	$15,318	$15,056
5/31/2023	$14,576	$14,689	$14,443
6/30/2023	$15,092	$15,362	$14,866
7/31/2023	$15,807	$15,861	$15,527
8/31/2023	$15,235	$15,255	$15,013
9/30/2023	$14,532	$14,740	$14,358
10/31/2023	$13,828	$14,144	$13,515
11/30/2023	$15,081	$15,459	$14,877
12/31/2023	$16,028	$16,283	$15,965
1/31/2024	$15,880	$16,379	$15,703
2/29/2024	$16,458	$16,680	$15,766
3/31/2024	$16,968	$17,248	$16,366
4/30/2024	$16,583	$16,825	$15,892
5/31/2024	$17,535	$17,498	$16,597
6/30/2024	$16,968	$17,220	$16,100
7/31/2024	$17,955	$17,727	$17,021
8/31/2024	$18,306	$18,305	$17,361
9/30/2024	$18,397	$18,482	$17,815
10/31/2024	$17,240	$17,479	$16,700
11/30/2024	$17,399	$17,383	$16,715
12/31/2024	$16,925	$16,991	$16,335
1/31/2025	$17,635	$17,886	$16,899
2/28/2025	$17,960	$18,235	$16,853
3/31/2025	$18,200	$18,182	$16,959
4/30/2025	$19,343	$19,034	$17,956
5/31/2025	$20,582	$19,933	$18,983
6/30/2025	$21,532	$20,376	$19,817
7/31/2025	$20,955	$20,092	$19,804
8/31/2025	$21,653	$20,951	$20,723
9/30/2025	$21,941	$21,361	$21,067
10/31/2025	$21,520	$21,615	$20,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4CO4	1 Year	5 Years	10 Years
Class I2	24.82%	12.27%	7.97%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.01%
MSCI EAFE Small Cap IndexFootnote Reference(b)	25.14%	9.56%	7.65%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed market countries around the world, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,034,969,691
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 7,658,170
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,034,969,691
Number of Portfolio Holdings	116
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,658,170

Holdings [Text Block]
Japan	32.3%
United Kingdom	14.6
France	6.2
Australia	4.7
Netherlands	4.7
Germany	4.1
Ireland	4.0
Norway	3.9
Italy	3.6
Switzerland	3.5

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.9%
Financials	21.7
Consumer Discretionary	11.4
Information Technology	10.0
Communication Services	6.9
Consumer Staples	5.2
Materials	4.7
Health Care	4.6
Energy	4.4
Real Estate	3.1
Repurchase Agreements	1.5
Preferred Stocks	0.6
Other Investment Company	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Bank of Ireland Group PLC	3.7%
Swissquote Group Holding SA	3.5
Van Lanschot Kempen NV	2.4
Eugene Technology Co. Ltd.	2.2
Sanwa Holdings Corp.	2.1
Informa PLC	2.0
Capcom Co. Ltd.	1.9
Takasago Thermal Engineering Co. Ltd.	1.9
Buzzi SpA	1.8
Elis SA	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000250399
Shareholder Report [Line Items]
Fund Name			Transamerica International Small Cap Value
Class Name			Class R6
Trading Symbol			TSLSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.93%

Expenses Paid, Amount			$ 105
Expense Ratio, Percent			0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 24.76%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%. The performance benchmark, the MSCI EAFE Small Cap Index, returned 25.14% over the same period.

  Thompson, Siegel & Walmsley LLC (“TSW”) sub-advised the Fund in this market environment by executing a disciplined investment process during the fiscal year ended October 31, 2025. TSW’s process is bottom up and utilizes value investing principles.

  The Fund underperformed its benchmark, the MSCI EAFE Small Cap Index, for the fiscal year.

  Stock selection within the U.K. detracted the most from relative performance. Homebuilder Barratt Redrow was among individual detractors. Despite softer demand from potential property tax hikes, as of period end, the Fund retained the position because TSW believed the company could achieve returns greater than its cost of capital by building homes in an already under supplied housing market in the U.K.

  Japan contributed the most among regions. Sports equipment company Yonex and HVAC company Takasago Thermal were top contributors.

  At the sector level, health care holdings detracted the most from relative returns. German plastic and glass manufacturer Gerresheimer issued a profit warning due to subdued demand both in cosmetic and containment in oral liquid medications. Japanese dental equipment company Nakanishi saw strong sales growth, but investor worries over margins caused the stock to trail the sector. The Fund retained the position because TSW believed the company’s opportunity to expand into North America, alongside increased shareholder returns through buybacks, could yield an attractive reward relative to its risk profile.

  An overweight in financials was the top sector contributor. Positive stock selection within financials also contributed to performance. Examples included: Swiss online financial service company Swissquote and Bank of Ireland.

  The views expressed reflect the opinions of TSW as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index	MSCI EAFE Small Cap Index
5/31/2024	$10,098	$10,069	$10,081
6/30/2024	$9,772	$9,909	$9,779
7/31/2024	$10,333	$10,201	$10,338
8/31/2024	$10,535	$10,534	$10,545
9/30/2024	$10,594	$10,635	$10,821
10/31/2024	$9,928	$10,058	$10,143
11/30/2024	$10,020	$10,003	$10,152
12/31/2024	$9,742	$9,778	$9,922
1/31/2025	$10,157	$10,292	$10,265
2/28/2025	$10,340	$10,493	$10,236
3/31/2025	$10,483	$10,463	$10,301
4/30/2025	$11,136	$10,953	$10,906
5/31/2025	$11,850	$11,470	$11,530
6/30/2025	$12,400	$11,726	$12,037
7/31/2025	$12,060	$11,562	$12,029
8/31/2025	$12,461	$12,056	$12,587
9/30/2025	$12,625	$12,292	$12,796
10/31/2025	$12,387	$12,438	$12,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

I4COB	1 Year	Since Inception 5/31/24
Class R6	24.76%	16.24%
MSCI EAFE IndexFootnote Reference(a)	23.66%	16.59%
MSCI EAFE Small Cap IndexFootnote Reference(b)	25.14%	18.26%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed market countries around the world, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 1,034,969,691
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 7,658,170
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,034,969,691
Number of Portfolio Holdings	116
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,658,170

Holdings [Text Block]
Japan	32.3%
United Kingdom	14.6
France	6.2
Australia	4.7
Netherlands	4.7
Germany	4.1
Ireland	4.0
Norway	3.9
Italy	3.6
Switzerland	3.5

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.9%
Financials	21.7
Consumer Discretionary	11.4
Information Technology	10.0
Communication Services	6.9
Consumer Staples	5.2
Materials	4.7
Health Care	4.6
Energy	4.4
Real Estate	3.1
Repurchase Agreements	1.5
Preferred Stocks	0.6
Other Investment Company	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Bank of Ireland Group PLC	3.7%
Swissquote Group Holding SA	3.5
Van Lanschot Kempen NV	2.4
Eugene Technology Co. Ltd.	2.2
Sanwa Holdings Corp.	2.1
Informa PLC	2.0
Capcom Co. Ltd.	1.9
Takasago Thermal Engineering Co. Ltd.	1.9
Buzzi SpA	1.8
Elis SA	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000200975
Shareholder Report [Line Items]
Fund Name			Transamerica International Stock
Class Name			Class A
Trading Symbol			TIHAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.13%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 128
Expense Ratio, Percent	[13]		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 26.73%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The Fund outperformed its benchmark at NAV, the MSCI EAFE Index, during the fiscal year ended October 31, 2025.

  Stock selection in the United Kingdom and Australia, and an underweight to Australia contributed to performance, while stock selection in Japan detracted.

  From a sector perspective, stock selection in financials and industrials contributed the most and selection in health care detracted the most during the period.

  Top stock-level contributors included overweights to Banco Santander SA, a Spanish financial services firm, and Rheinmetall AG, a German arms manufacturer.

  Banco Santander SA outperformed due to robust net interest income, attractive valuation, and increased efficiency in its operations, while Rheinmetall AG benefitted from rising defense spending across Europe, a large backlog of orders, and a move towards a more profitable product mix.

  The largest stock-level detractors included overweights in Olympus Corporation, a Japanese manufacturer of precision medical products, and FUJIFILM Holdings Corp., a Japan based provider of imaging solutions.

  Olympus Corporation shares lagged due to intensifying competition and questions on quality control from regulators in the U.S., while FUJIFILM Holdings Corp was pressured by foreign exchange losses and weakness in certain business segments.

  The views expressed reflect the opinions of ClariVest Asset Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index
9/28/2018	$9,452	$10,000
9/30/2018	$9,452	$9,938
10/31/2018	$8,686	$9,148
11/30/2018	$8,497	$9,138
12/31/2018	$7,978	$8,696
1/31/2019	$8,650	$9,269
2/28/2019	$8,773	$9,506
3/31/2019	$8,773	$9,577
4/30/2019	$8,962	$9,855
5/31/2019	$8,470	$9,396
6/30/2019	$8,971	$9,956
7/31/2019	$8,744	$9,831
8/31/2019	$8,564	$9,578
9/30/2019	$8,792	$9,857
10/31/2019	$9,085	$10,212
11/30/2019	$9,151	$10,329
12/31/2019	$9,388	$10,666
1/31/2020	$9,198	$10,444
2/29/2020	$8,470	$9,502
3/31/2020	$7,202	$8,243
4/30/2020	$7,637	$8,782
5/31/2020	$7,921	$9,170
6/30/2020	$8,224	$9,486
7/31/2020	$8,441	$9,709
8/31/2020	$8,744	$10,209
9/30/2020	$8,527	$9,949
10/31/2020	$8,158	$9,552
11/30/2020	$9,255	$11,034
12/31/2020	$9,678	$11,549
1/31/2021	$9,621	$11,427
2/28/2021	$9,946	$11,685
3/31/2021	$10,415	$11,965
4/30/2021	$10,731	$12,335
5/31/2021	$11,124	$12,749
6/30/2021	$10,961	$12,609
7/31/2021	$11,066	$12,705
8/31/2021	$11,334	$12,930
9/30/2021	$11,028	$12,565
10/31/2021	$11,267	$12,877
11/30/2021	$10,722	$12,279
12/31/2021	$11,362	$12,909
1/31/2022	$11,154	$12,286
2/28/2022	$10,915	$12,070
3/31/2022	$10,957	$12,162
4/30/2022	$10,322	$11,385
5/31/2022	$10,561	$11,487
6/30/2022	$9,500	$10,423
7/31/2022	$9,999	$10,944
8/31/2022	$9,417	$10,425
9/30/2022	$8,543	$9,455
10/31/2022	$9,084	$9,964
11/30/2022	$10,249	$11,088
12/31/2022	$10,100	$11,100
1/31/2023	$10,887	$12,000
2/28/2023	$10,664	$11,751
3/31/2023	$10,887	$12,057
4/30/2023	$11,132	$12,410
5/31/2023	$10,749	$11,901
6/30/2023	$11,324	$12,446
7/31/2023	$11,611	$12,850
8/31/2023	$11,313	$12,360
9/30/2023	$10,972	$11,943
10/31/2023	$10,600	$11,460
11/30/2023	$11,504	$12,525
12/31/2023	$12,041	$13,193
1/31/2024	$12,172	$13,270
2/29/2024	$12,600	$13,515
3/31/2024	$13,160	$13,975
4/30/2024	$12,864	$13,632
5/31/2024	$13,676	$14,177
6/30/2024	$13,336	$13,951
7/31/2024	$13,698	$14,362
8/31/2024	$14,060	$14,831
9/30/2024	$13,951	$14,974
10/31/2024	$13,402	$14,162
11/30/2024	$13,512	$14,084
12/31/2024	$13,233	$13,766
1/31/2025	$13,827	$14,491
2/28/2025	$14,351	$14,774
3/31/2025	$14,398	$14,731
4/30/2025	$14,910	$15,422
5/31/2025	$15,703	$16,150
6/30/2025	$15,982	$16,509
7/31/2025	$15,761	$16,279
8/31/2025	$16,495	$16,975
9/30/2025	$16,996	$17,307
10/31/2025	$16,984	$17,513

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3AD1	1 Year	5 Years	Since Inception 9/28/18
Class A with Load	19.77%	14.50%	7.75%
Class A	26.73%	15.80%	8.61%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.22%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 597,860,650
Holdings Count | Holding			144
Advisory Fees Paid, Amount			$ 3,246,661
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,860,650
Number of Portfolio Holdings	144
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,246,661

Holdings [Text Block]
Japan	24.4%
United Kingdom	17.5
Germany	10.2
France	6.7
Switzerland	6.3
Netherlands	5.6
Australia	5.2
Spain	4.8
Singapore	3.3
Italy	3.0

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	27.4%
Industrials	16.5
Information Technology	11.1
Health Care	10.2
Consumer Staples	6.5
Consumer Discretionary	6.5
Utilities	4.6
Communication Services	4.6
Materials	3.7
Energy	1.9
Real Estate	1.7
Repurchase Agreements	3.3
Exchange-Traded Funds	1.0
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.5%
Banco Santander SA	2.2
Rolls-Royce Holdings PLC	2.0
3i Group PLC	1.9
DBS Group Holdings Ltd.	1.8
HSBC Holdings PLC	1.8
SAP SE	1.7
Barclays PLC	1.7
UBS Group AG	1.5
Iberdrola SA	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000200976
Shareholder Report [Line Items]
Fund Name			Transamerica International Stock
Class Name			Class I
Trading Symbol			TIHBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.83%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 94
Expense Ratio, Percent	[14]		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 27.12%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The Fund outperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2025.

  Stock selection in the United Kingdom and Australia, and an underweight to Australia contributed to performance, while stock selection in Japan detracted.

  From a sector perspective, stock selection in financials and industrials contributed the most and selection in health care detracted the most during the period.

  Top stock-level contributors included overweights to Banco Santander SA, a Spanish financial services firm, and Rheinmetall AG, a German arms manufacturer.

  Banco Santander SA outperformed due to robust net interest income, attractive valuation, and increased efficiency in its operations, while Rheinmetall AG benefitted from rising defense spending across Europe, a large backlog of orders, and a move towards a more profitable product mix.

  The largest stock-level detractors included overweights in Olympus Corporation, a Japanese manufacturer of precision medical products, and FUJIFILM Holdings Corp., a Japan based provider of imaging solutions.

  Olympus Corporation shares lagged due to intensifying competition and questions on quality control from regulators in the U.S., while FUJIFILM Holdings Corp was pressured by foreign exchange losses and weakness in certain business segments.

  The views expressed reflect the opinions of ClariVest Asset Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
9/28/2018	$10,000	$10,000
9/30/2018	$10,000	$9,938
10/31/2018	$9,190	$9,148
11/30/2018	$8,990	$9,138
12/31/2018	$8,440	$8,696
1/31/2019	$9,161	$9,269
2/28/2019	$9,291	$9,506
3/31/2019	$9,291	$9,577
4/30/2019	$9,492	$9,855
5/31/2019	$8,981	$9,396
6/30/2019	$9,512	$9,956
7/31/2019	$9,271	$9,831
8/31/2019	$9,081	$9,578
9/30/2019	$9,332	$9,857
10/31/2019	$9,632	$10,212
11/30/2019	$9,712	$10,329
12/31/2019	$9,964	$10,666
1/31/2020	$9,773	$10,444
2/29/2020	$9,001	$9,502
3/31/2020	$7,648	$8,243
4/30/2020	$8,109	$8,782
5/31/2020	$8,420	$9,170
6/30/2020	$8,741	$9,486
7/31/2020	$8,971	$9,709
8/31/2020	$9,302	$10,209
9/30/2020	$9,062	$9,949
10/31/2020	$8,671	$9,552
11/30/2020	$9,843	$11,034
12/31/2020	$10,303	$11,549
1/31/2021	$10,232	$11,427
2/28/2021	$10,588	$11,685
3/31/2021	$11,096	$11,965
4/30/2021	$11,431	$12,335
5/31/2021	$11,847	$12,749
6/30/2021	$11,675	$12,609
7/31/2021	$11,797	$12,705
8/31/2021	$12,081	$12,930
9/30/2021	$11,756	$12,565
10/31/2021	$12,020	$12,877
11/30/2021	$11,441	$12,279
12/31/2021	$12,120	$12,909
1/31/2022	$11,910	$12,286
2/28/2022	$11,644	$12,070
3/31/2022	$11,689	$12,162
4/30/2022	$11,047	$11,385
5/31/2022	$11,301	$11,487
6/30/2022	$10,172	$10,423
7/31/2022	$10,704	$10,944
8/31/2022	$10,084	$10,425
9/30/2022	$9,154	$9,455
10/31/2022	$9,734	$9,964
11/30/2022	$10,989	$11,088
12/31/2022	$10,822	$11,100
1/31/2023	$11,664	$12,000
2/28/2023	$11,437	$11,751
3/31/2023	$11,676	$12,057
4/30/2023	$11,938	$12,410
5/31/2023	$11,516	$11,901
6/30/2023	$12,131	$12,446
7/31/2023	$12,438	$12,850
8/31/2023	$12,131	$12,360
9/30/2023	$11,767	$11,943
10/31/2023	$11,369	$11,460
11/30/2023	$12,347	$12,525
12/31/2023	$12,919	$13,193
1/31/2024	$13,061	$13,270
2/29/2024	$13,531	$13,515
3/31/2024	$14,130	$13,975
4/30/2024	$13,813	$13,632
5/31/2024	$14,695	$14,177
6/30/2024	$14,330	$13,951
7/31/2024	$14,730	$14,362
8/31/2024	$15,106	$14,831
9/30/2024	$15,000	$14,974
10/31/2024	$14,412	$14,162
11/30/2024	$14,530	$14,084
12/31/2024	$14,235	$13,766
1/31/2025	$14,885	$14,491
2/28/2025	$15,447	$14,774
3/31/2025	$15,510	$14,731
4/30/2025	$16,072	$15,422
5/31/2025	$16,909	$16,150
6/30/2025	$17,222	$16,509
7/31/2025	$16,984	$16,279
8/31/2025	$17,784	$16,975
9/30/2025	$18,322	$17,307
10/31/2025	$18,322	$17,513

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3AD8	1 Year	5 Years	Since Inception 9/28/18
Class I	27.12%	16.14%	8.91%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.22%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 597,860,650
Holdings Count | Holding			144
Advisory Fees Paid, Amount			$ 3,246,661
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,860,650
Number of Portfolio Holdings	144
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,246,661

Holdings [Text Block]
Japan	24.4%
United Kingdom	17.5
Germany	10.2
France	6.7
Switzerland	6.3
Netherlands	5.6
Australia	5.2
Spain	4.8
Singapore	3.3
Italy	3.0

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	27.4%
Industrials	16.5
Information Technology	11.1
Health Care	10.2
Consumer Staples	6.5
Consumer Discretionary	6.5
Utilities	4.6
Communication Services	4.6
Materials	3.7
Energy	1.9
Real Estate	1.7
Repurchase Agreements	3.3
Exchange-Traded Funds	1.0
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.5%
Banco Santander SA	2.2
Rolls-Royce Holdings PLC	2.0
3i Group PLC	1.9
DBS Group Holdings Ltd.	1.8
HSBC Holdings PLC	1.8
SAP SE	1.7
Barclays PLC	1.7
UBS Group AG	1.5
Iberdrola SA	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000200978
Shareholder Report [Line Items]
Fund Name			Transamerica International Stock
Class Name			Class I2
Trading Symbol			TIHIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$89	0.78%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 89
Expense Ratio, Percent	[15]		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 27.13%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The Fund outperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2025.

  Stock selection in the United Kingdom and Australia, and an underweight to Australia contributed to performance, while stock selection in Japan detracted.

  From a sector perspective, stock selection in financials and industrials contributed the most and selection in health care detracted the most during the period.

  Top stock-level contributors included overweights to Banco Santander SA, a Spanish financial services firm, and Rheinmetall AG, a German arms manufacturer.

  Banco Santander SA outperformed due to robust net interest income, attractive valuation, and increased efficiency in its operations, while Rheinmetall AG benefitted from rising defense spending across Europe, a large backlog of orders, and a move towards a more profitable product mix.

  The largest stock-level detractors included overweights in Olympus Corporation, a Japanese manufacturer of precision medical products, and FUJIFILM Holdings Corp., a Japan based provider of imaging solutions.

  Olympus Corporation shares lagged due to intensifying competition and questions on quality control from regulators in the U.S., while FUJIFILM Holdings Corp was pressured by foreign exchange losses and weakness in certain business segments.

  The views expressed reflect the opinions of ClariVest Asset Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	MSCI EAFE Index
9/28/2018	$10,000	$10,000
9/30/2018	$10,000	$9,938
10/31/2018	$9,190	$9,148
11/30/2018	$8,990	$9,138
12/31/2018	$8,440	$8,696
1/31/2019	$9,161	$9,269
2/28/2019	$9,291	$9,506
3/31/2019	$9,291	$9,577
4/30/2019	$9,492	$9,855
5/31/2019	$8,981	$9,396
6/30/2019	$9,512	$9,956
7/31/2019	$9,271	$9,831
8/31/2019	$9,081	$9,578
9/30/2019	$9,332	$9,857
10/31/2019	$9,632	$10,212
11/30/2019	$9,712	$10,329
12/31/2019	$9,964	$10,666
1/31/2020	$9,774	$10,444
2/29/2020	$8,992	$9,502
3/31/2020	$7,649	$8,243
4/30/2020	$8,110	$8,782
5/31/2020	$8,420	$9,170
6/30/2020	$8,741	$9,486
7/31/2020	$8,972	$9,709
8/31/2020	$9,293	$10,209
9/30/2020	$9,062	$9,949
10/31/2020	$8,671	$9,552
11/30/2020	$9,844	$11,034
12/31/2020	$10,294	$11,549
1/31/2021	$10,233	$11,427
2/28/2021	$10,589	$11,685
3/31/2021	$11,097	$11,965
4/30/2021	$11,432	$12,335
5/31/2021	$11,849	$12,749
6/30/2021	$11,676	$12,609
7/31/2021	$11,798	$12,705
8/31/2021	$12,082	$12,930
9/30/2021	$11,757	$12,565
10/31/2021	$12,021	$12,877
11/30/2021	$11,442	$12,279
12/31/2021	$12,133	$12,909
1/31/2022	$11,922	$12,286
2/28/2022	$11,656	$12,070
3/31/2022	$11,701	$12,162
4/30/2022	$11,036	$11,385
5/31/2022	$11,291	$11,487
6/30/2022	$10,160	$10,423
7/31/2022	$10,692	$10,944
8/31/2022	$10,072	$10,425
9/30/2022	$9,152	$9,455
10/31/2022	$9,728	$9,964
11/30/2022	$10,980	$11,088
12/31/2022	$10,821	$11,100
1/31/2023	$11,663	$12,000
2/28/2023	$11,436	$11,751
3/31/2023	$11,675	$12,057
4/30/2023	$11,948	$12,410
5/31/2023	$11,527	$11,901
6/30/2023	$12,141	$12,446
7/31/2023	$12,460	$12,850
8/31/2023	$12,141	$12,360
9/30/2023	$11,777	$11,943
10/31/2023	$11,379	$11,460
11/30/2023	$12,358	$12,525
12/31/2023	$12,938	$13,193
1/31/2024	$13,079	$13,270
2/29/2024	$13,550	$13,515
3/31/2024	$14,150	$13,975
4/30/2024	$13,833	$13,632
5/31/2024	$14,727	$14,177
6/30/2024	$14,351	$13,951
7/31/2024	$14,751	$14,362
8/31/2024	$15,139	$14,831
9/30/2024	$15,033	$14,974
10/31/2024	$14,445	$14,162
11/30/2024	$14,562	$14,084
12/31/2024	$14,271	$13,766
1/31/2025	$14,909	$14,491
2/28/2025	$15,485	$14,774
3/31/2025	$15,535	$14,731
4/30/2025	$16,098	$15,422
5/31/2025	$16,950	$16,150
6/30/2025	$17,263	$16,509
7/31/2025	$17,025	$16,279
8/31/2025	$17,826	$16,975
9/30/2025	$18,364	$17,307
10/31/2025	$18,364	$17,513

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3AD4	1 Year	5 Years	Since Inception 9/28/18
Class I2	27.13%	16.19%	8.95%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.22%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 597,860,650
Holdings Count | Holding			144
Advisory Fees Paid, Amount			$ 3,246,661
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,860,650
Number of Portfolio Holdings	144
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,246,661

Holdings [Text Block]
Japan	24.4%
United Kingdom	17.5
Germany	10.2
France	6.7
Switzerland	6.3
Netherlands	5.6
Australia	5.2
Spain	4.8
Singapore	3.3
Italy	3.0

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	27.4%
Industrials	16.5
Information Technology	11.1
Health Care	10.2
Consumer Staples	6.5
Consumer Discretionary	6.5
Utilities	4.6
Communication Services	4.6
Materials	3.7
Energy	1.9
Real Estate	1.7
Repurchase Agreements	3.3
Exchange-Traded Funds	1.0
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.5%
Banco Santander SA	2.2
Rolls-Royce Holdings PLC	2.0
3i Group PLC	1.9
DBS Group Holdings Ltd.	1.8
HSBC Holdings PLC	1.8
SAP SE	1.7
Barclays PLC	1.7
UBS Group AG	1.5
Iberdrola SA	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000200977
Shareholder Report [Line Items]
Fund Name			Transamerica International Stock
Class Name			Class R6
Trading Symbol			TIHJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.78%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount			$ 89
Expense Ratio, Percent	[16]		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 27.24%. For the same period, the Fund’s broad-based benchmark, the MSCI EAFE Index, returned 23.66%.

  The Fund outperformed its benchmark, the MSCI EAFE Index, during the fiscal year ended October 31, 2025.

  Stock selection in the United Kingdom and Australia, and an underweight to Australia contributed to performance, while stock selection in Japan detracted.

  From a sector perspective, stock selection in financials and industrials contributed the most and selection in health care detracted the most during the period.

  Top stock-level contributors included overweights to Banco Santander SA, a Spanish financial services firm, and Rheinmetall AG, a German arms manufacturer.

  Banco Santander SA outperformed due to robust net interest income, attractive valuation, and increased efficiency in its operations, while Rheinmetall AG benefitted from rising defense spending across Europe, a large backlog of orders, and a move towards a more profitable product mix.

  The largest stock-level detractors included overweights in Olympus Corporation, a Japanese manufacturer of precision medical products, and FUJIFILM Holdings Corp., a Japan based provider of imaging solutions.

  Olympus Corporation shares lagged due to intensifying competition and questions on quality control from regulators in the U.S., while FUJIFILM Holdings Corp was pressured by foreign exchange losses and weakness in certain business segments.

  The views expressed reflect the opinions of ClariVest Asset Management LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]			The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
9/28/2018	$10,000	$10,000
9/30/2018	$10,000	$9,938
10/31/2018	$9,190	$9,148
11/30/2018	$8,990	$9,138
12/31/2018	$8,440	$8,696
1/31/2019	$9,161	$9,269
2/28/2019	$9,291	$9,506
3/31/2019	$9,291	$9,577
4/30/2019	$9,492	$9,855
5/31/2019	$8,981	$9,396
6/30/2019	$9,512	$9,956
7/31/2019	$9,271	$9,831
8/31/2019	$9,081	$9,578
9/30/2019	$9,332	$9,857
10/31/2019	$9,632	$10,212
11/30/2019	$9,712	$10,329
12/31/2019	$9,964	$10,666
1/31/2020	$9,773	$10,444
2/29/2020	$9,001	$9,502
3/31/2020	$7,648	$8,243
4/30/2020	$8,109	$8,782
5/31/2020	$8,420	$9,170
6/30/2020	$8,741	$9,486
7/31/2020	$8,971	$9,709
8/31/2020	$9,302	$10,209
9/30/2020	$9,062	$9,949
10/31/2020	$8,671	$9,552
11/30/2020	$9,843	$11,034
12/31/2020	$10,303	$11,549
1/31/2021	$10,232	$11,427
2/28/2021	$10,588	$11,685
3/31/2021	$11,096	$11,965
4/30/2021	$11,431	$12,335
5/31/2021	$11,847	$12,749
6/30/2021	$11,685	$12,609
7/31/2021	$11,797	$12,705
8/31/2021	$12,081	$12,930
9/30/2021	$11,756	$12,565
10/31/2021	$12,020	$12,877
11/30/2021	$11,441	$12,279
12/31/2021	$12,127	$12,909
1/31/2022	$11,916	$12,286
2/28/2022	$11,650	$12,070
3/31/2022	$11,694	$12,162
4/30/2022	$11,029	$11,385
5/31/2022	$11,284	$11,487
6/30/2022	$10,154	$10,423
7/31/2022	$10,686	$10,944
8/31/2022	$10,065	$10,425
9/30/2022	$9,145	$9,455
10/31/2022	$9,721	$9,964
11/30/2022	$10,974	$11,088
12/31/2022	$10,817	$11,100
1/31/2023	$11,659	$12,000
2/28/2023	$11,431	$11,751
3/31/2023	$11,670	$12,057
4/30/2023	$11,932	$12,410
5/31/2023	$11,511	$11,901
6/30/2023	$12,125	$12,446
7/31/2023	$12,444	$12,850
8/31/2023	$12,137	$12,360
9/30/2023	$11,773	$11,943
10/31/2023	$11,375	$11,460
11/30/2023	$12,353	$12,525
12/31/2023	$12,922	$13,193
1/31/2024	$13,075	$13,270
2/29/2024	$13,534	$13,515
3/31/2024	$14,134	$13,975
4/30/2024	$13,828	$13,632
5/31/2024	$14,710	$14,177
6/30/2024	$14,346	$13,951
7/31/2024	$14,746	$14,362
8/31/2024	$15,134	$14,831
9/30/2024	$15,016	$14,974
10/31/2024	$14,428	$14,162
11/30/2024	$14,557	$14,084
12/31/2024	$14,254	$13,766
1/31/2025	$14,905	$14,491
2/28/2025	$15,480	$14,774
3/31/2025	$15,530	$14,731
4/30/2025	$16,094	$15,422
5/31/2025	$16,932	$16,150
6/30/2025	$17,257	$16,509
7/31/2025	$17,020	$16,279
8/31/2025	$17,821	$16,975
9/30/2025	$18,359	$17,307
10/31/2025	$18,359	$17,513

Average Annual Return [Table Text Block]

Average Annual Total Returns

I3ADB	1 Year	5 Years	Since Inception 9/28/18
Class R6	27.24%	16.19%	8.94%
MSCI EAFE IndexFootnote Reference(a)	23.66%	12.89%	8.22%
Footnote	Description
Footnote(a)	MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

No Deduction of Taxes [Text Block]			Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet			$ 597,860,650
Holdings Count | Holding			144
Advisory Fees Paid, Amount			$ 3,246,661
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$597,860,650
Number of Portfolio Holdings	144
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,246,661

Holdings [Text Block]
Japan	24.4%
United Kingdom	17.5
Germany	10.2
France	6.7
Switzerland	6.3
Netherlands	5.6
Australia	5.2
Spain	4.8
Singapore	3.3
Italy	3.0

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	27.4%
Industrials	16.5
Information Technology	11.1
Health Care	10.2
Consumer Staples	6.5
Consumer Discretionary	6.5
Utilities	4.6
Communication Services	4.6
Materials	3.7
Energy	1.9
Real Estate	1.7
Repurchase Agreements	3.3
Exchange-Traded Funds	1.0
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	2.5%
Banco Santander SA	2.2
Rolls-Royce Holdings PLC	2.0
3i Group PLC	1.9
DBS Group Holdings Ltd.	1.8
HSBC Holdings PLC	1.8
SAP SE	1.7
Barclays PLC	1.7
UBS Group AG	1.5
Iberdrola SA	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus

[1]	Does not include expenses of the underlying investments in which the Fund invests.
[2]	Does not include expenses of the underlying investments in which the Fund invests.
[3]	Does not include expenses of the underlying investments in which the Fund invests.
[4]	Does not include expenses of the underlying investments in which the Fund invests.
[5]	Does not include expenses of the underlying investments in which the Fund invests.
[6]	Does not include expenses of the underlying investments in which the Fund invests.
[7]	Does not include expenses of the underlying investments in which the Fund invests.
[8]	Does not include expenses of the underlying investments in which the Fund invests.
[9]	Does not include expenses of the underlying investments in which the Fund invests.
[10]	Does not include expenses of the underlying investments in which the Fund invests.
[11]	Does not include expenses of the underlying investments in which the Fund invests.
[12]	Does not include expenses of the underlying investments in which the Fund invests.
[13]	Does not include expenses of the underlying investments in which the Fund invests.
[14]	Does not include expenses of the underlying investments in which the Fund invests.
[15]	Does not include expenses of the underlying investments in which the Fund invests.
[16]	Does not include expenses of the underlying investments in which the Fund invests.